SEMIANNUAL REPORT

APRIL 30,
1998

(LOGO)
Victory Funds(R)

                  TABLE OF CONTENTS

Shareholder Letter                                  2

Investment Review and Outlook                       3

Financial Statements
-----------------------------------------------------

Schedules of Investments                            7

Statements of Assets and Liabilities               99

Statements of Operations                          106

Statements of Changes in Net Assets               113

Statements of Cash Flows                          123

Notes to Financial Statements                     124

Financial Highlights                              133



                               NOT FDIC INSURED
                 Shares of the Victory Funds are not deposits
                  or other obligations of, or guaranteed by,
                    any KeyCorp bank, Key Asset Management
                Inc., or their affiliates, and are subject to
                  investment risks, including possible loss
                      of the principal amount invested.

Key Asset Management Inc. (KAM) a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for the Victory Funds.

Letter to our Shareholders

     Welcome to the April 30, 1998 semiannual report of the Victory Funds. Our fund selection and shareholder base have increased as a result of the merger of the Key Funds family with the Victory Funds group. We are happy to have this opportunity to welcome all our new shareholders, as well as to share information on your Funds' performance. The continued onward surge of the US stock markets has been matched by investor sentiment which is becoming increasingly focused on the long term. Highlighted below are some product offerings which are especially suitable for this long-term orientation.

If you are receiving a retirement plan distribution from your employer, you'll want to keep that money working for you as long as possible so as to have the potential to achieve your retirement savings goals without interruption. One of the easiest ways to accomplish this goal is through the Victory Funds IRA. And now, with recent tax legislation Victory is pleased to offer you a further service enhancement in the form of the Roth IRA. The Roth IRA will be offered in addition to the traditional IRA. For further information on these tax advantaged investment plans, please call 1-800-539-3863.

The Victory LifeChoice Funds, the Victory Convertible Securities Fund and the Victory Federal Money Market Fund are new additions to the Victory family. The LifeChoice Funds are asset allocation funds which invest in other mutual funds; there are three such funds for investors with different investment objectives and levels of risk orientations. LifeChoice Funds invest in funds not affiliated with Victory in addition to Victory funds. This expanded scope for diversification provides added flexibility in implementing asset allocation strategies that best fit individual investment needs and risk tolerance levels. The Victory Convertible Securities Fund, which offers the capital appreciation potential of stock funds while also providing relative safety and income, can be a valuable diversification tool for many investors.

As you can see, the Victory family offers investors a wide range of investment options. We are happy that you have chosen Victory and welcome your comments on this report.

Thank you


/s/ Leigh A. Wilson

Leigh A. Wilson
President
The Victory Funds


For more information about the Victory Funds, including charges and expenses, request a prospectus by calling 1-800-KEY-FUND(R)
(1-800-539-3863). Please read the prospectus carefully before investing or sending money.


Investment Review and Outlook

Something remarkable occurred in the domestic equity market in the first quarter of 1998. Not only did prices soar, with most benchmarks closing at or near record highs, but by the end of the period, stocks had acquired an air of invincibility. The potent combination of a sturdy economy and a seemingly never-ending supply of money inflated bullish sentiment, overwhelming concerns about Asia and overcoming bloated valuations. Almost overnight, all news became good news, every glass that had been half empty was suddenly half full, and potential problems turned into potential opportunities. In a world of uncertainty, stocks were a sure thing.

     Such optimism was not constrained by national borders. While the double-digit advance posted by U.S. stocks ranked among their best quarterly gains on record, several European bourses delivered even stronger returns, and a number of Asian markets staged impressive come-backs after early stumbles. Taken together, the value of the world's stock markets rose by some $2 trillion in the first three months of the year.

     The bond market was considerably less effervescent. The prospect of a substantial Federal budget surplus in the current fiscal year and the steep drop in commodity prices (most notably oil) was not enough to offset the fear that the economy was growing too fast. As a result, long-term interest rates fluctuated in a narrow band during the quarter, ending the period at roughly the same level as they began.

     How long can such euphoric conditions persist? Though emotion and adrenaline may sustain the market's momentum in the near-term, I think that eroding fundamentals and extreme valuations will weigh against stocks longer-term, leading to below-average returns over the next several years. Bonds are more attractive, offering high real rates and the potential for modest capital appreciation. The following paragraphs explore these issues in greater depth.


The Fountain of Economic Youth

Judging by recent statistics, you would never guess that the domestic economic expansion has just passed its seventh anniversary. Despite its advanced age, the economy is spry and establishing new records every month. Nowhere is this more evident than in the employment numbers. More new jobs have been created since November than in any six-month period in 14 years, which has brought the unemployment rate down to just 4.3%, the lowest in a quarter-century. Over 64% of all Americans have jobs, the highest level of employment on record. According to one recent survey, just one out of eight respondents consider jobs "hard to get," the lowest reading ever. The labor market is so tight that managers throughout the country and across a broad range of businesses are reporting difficulty in finding qualified help to fill positions.

     As a consequence, wages are rising. Average hourly earnings are more than 4% higher than they were a year ago, the greatest rate of annual change in nine years. Disposable personal income has risen at an even faster pace, supporting strong growth in personal consumption expenditures. Retail sales have been particularly healthy, as the mild weather has led to increased store traffic. Demand has been enhanced by a sharp rise in mortgage refinancing activity, which has enabled many consumers to lower their monthly payments and thereby to increase their discretionary cash flow.

     That jump in refinancing was sparked by the lowest mortgage interest rates in four years, which has concurrently fueled one of the strongest housing markets in recent memory. New homes are selling at the fastest pace in ten years, and existing home sales are at the highest level since records started being kept. Responding to this surge, new construction has picked up substantially, with over 1.5 million units started in April. Permit activity has accelerated, foreshadowing further gains ahead.

     As unusual as this performance is for an economy so long in the tooth, the virtual lack of inflation is even more noteworthy, and is attributable to an extraordinary confluence of circumstances. For several years, an abundance of global capacity has kept prices in check, with companies fighting for valuable market share. That competition has intensified in the past few months, as the collapse of Asian currencies and the strength of the dollar vis-a-vis other major currencies has produced a sharp decline in import prices, most notably oil. Since imports account for roughly a third of all goods sold in this country, this retreat is exerting a powerful moderating force on overall inflation.

     With jobs plentiful, inflation low and real incomes rising, it is no wonder that consumer confidence is at an all-time high. The stock market is basking in this warm glow, and is helping to reinforce it as consumers watch their nest eggs grow. All is well.


If the Earthquake Doesn't Get You...

Or is it? As strong as the economy is now, hints of a slowdown are accumulating. The most direct threat is the ballooning trade deficit. Imports have surged while exports have flattened, inflating the trade gap to $13.0 billion in March, the most recent figure available. There are less obvious signs as well.

     While the consumer is in good shape, the industrial side of the economy has been somewhat less robust. Manufacturing employment fell in each of the last two months. According to the monthly survey conducted by the National Association of Purchasing Managers (NAPM), business is well below fourth quarter 1997 levels. The NAPM measure of vendor performance, which is closely watched by the Federal Reserve for signs of potentially inflationary bottlenecks, is flat, and Business Week's index of industrial production has fallen in recent weeks.

     One way or another, all of these issues can trace their roots to Asia. Though many Asian stock markets rallied in the first-quarter on hopes that the worst is over, the magnitude of the region's economic woes is only now becoming apparent. Ed Hyman of ISI Group estimates that Pacific Rim countries are contracting at an annual rate of 30%, a dramatic reversal of fortune for a region that had accounted for the lion's share of the world's economic growth in recent years. Layoffs are mounting, and inflation is a serious problem, running in the triple digits in some countries. Each day brings new headlines of economic distress, threatening the political stability of the region.

     Most troubling is the malaise that plagues Japan, the world's second largest economy. Real GDP is receding, and corporate profits are declining at a rate of 15%-20%. Scandal continues to rock the nation's financial infrastructure, leaving a growing list of resignations (and even suicides) in its wake. Relations with Washington are strained, though U.S. badgering may quiet down following the proposal of a (Y)16 trillion ($124 billion) stimulus package on March 26th. With its economy in a tailspin, Japan is in no position to help its Asian neighbors, and any further drop in the yen could instead worsen their prospects.


 ...the Tsunami Afterwards Might...

Although the U.S. economy has thus far avoided any serious fallout from the Asian crisis (and in fact may have benefited from the resultant downward pressure on prices), it is only a matter of time before more meaningful reverberations are felt, given the severity of the contraction in the Far East. After exports, corporate profits are likely to be among the first victims. The combination of diminished pricing power and rising labor costs threatens to pinch operating margins, neutralizing the positive influence of lower commodity costs and productivity enhancements. Lower interest expense will boost the bottom line a little, but earnings are not likely to grow by much more than 5%-6% in 1998, with the first half a little stronger than the second half. Companies with significant exposure to Asia will be lucky to register any growth at all, and several (including Motorola, Compaq and Nike) have warned analysts to lower their projections for the year.

     Since the beginning of the year, consensus forecasts for first half S&P 500 profits have declined sharply, from 10%-12% growth to just 2%-3%. Frankly, it appears that these estimate revisions overshot the mark, and many companies will once again report "positive surprises" as a result. Full-year 1998 projections have not been adjusted by as much, indicating that analysts expect a fairly vigorous profit rebound in the second half. This strikes me as too optimistic, setting the stage for disappointments and more downward revisions later in the year.

     Slender profit growth has negative implications for capital spending. Intel's recent decision to postpone the construction of a plant in Texas, announced just a couple of weeks after warning of a first quarter revenue shortfall, may be just the tip of the iceberg. Employment growth is likely to slow, as managers react to tighter margins by trimming head counts. Thousands of pink slips have been handed out in recent weeks, as the number of corporate restructuring announcements has mounted from companies as diverse as Boeing, Chase Manhattan and Micron Technology. Weighing the evidence, I think real economic activity will slow modestly over the next several quarters, to a pace of 2.5%-3.0% growth by year-end 1998.


Valuation Matters (Eventually)

The stock market has shaken off a lot of potentially bad news in the past three months, buoyed by a steady stream of new cash. Money flows are traditionally strong in the first quarter, as investors make annual contributions to retirement plans, adjust asset allocation and buy stocks with year-end bonuses. This year was no exception, judging by the pace of mutual fund sales. Corporations were also a strong source of demand, buying both their own stock and others'. Share repurchase announcements totaled $26 billion in the first two months of the year, a figure dwarfed by the more than $70 billion worth of cash acquisitions (as opposed to share-for-share mergers) announced in the same period. Finally, foreign investors were active buyers of U.S. shares, continuing the trend of the past two years.

     Some have argued that demand for stocks will only intensify. The Baby Boom generation is entering its peak savings years, and may be more motivated to save and invest than its predecessors, given the fear that the Social Security system may not be around when Boomers start to retire in 10-15 years. Although the percentage of personal financial assets tied up in equities is the highest in over 40 years, there is still over $1.5 trillion of cash and equivalents on household balance sheets, which could potentially seek the higher returns that stocks have historically offered. If only a fraction of that money made its way into the market, it could send equity prices soaring.

     There is one significant hitch: by every measure I can think of, valuations are already at historic extremes, at least for large capitalization blue chip stocks. According to various Wall Street dividend discount models, the S&P 500 is 20%-30% overvalued, a level rarely surpassed. The index is currently trading for 23 times estimated 1998 earnings, or over
2.7 times its long-term earnings growth rate. It is selling for roughly 2.3 times sales, 15 times cash flow and over six times book value. Its dividend yield is just 1.5%, or roughly 30% of the 90-day Treasury bill rate. For each of these measures to return to median levels, the index would have to drop by 30%-50%.

     By itself, valuation is not a particularly useful tool to predict near-term returns. Just because stocks have never been this rich does not mean that they cannot get even more expensive. Moreover, an examination of historical data reveals that holding stocks for 10-15 years has rarely produced negative returns, regardless of valuation. On the other hand, that same historical data shows that when valuations are in the upper quartile of their range, equity returns in the subsequent 10-15 years have rarely approached the hundred-year average of 10%, let alone exceeded it.


My Advice: Reduce Your Risk

Simply stated, I believe there is more risk than opportunity in the stock market today, and over the next several years investors will be inadequately compensated for assuming that risk. This is by no means a call to abandon stocks, since they will likely retain their preeminence among various asset classes over the long haul. On the other hand, it makes sense to me to take advantage of the market's current strength to shore up your portfolio by seeking to reduce its overall level of risk.

     This can be accomplished in two fashions: stock selection and asset allocation. Although the market as a whole is fully valued, there are still some stocks that offer favorable risk/reward profiles. An emphasis on maximizing total return leads me to higher-yielding stocks, such as real estate investment trusts (REITs) and selected utilities. Bowing to my contrarian urges, I find some of the energy stocks to be very appealing and exceptionally inexpensive (as long as oil prices stay in the mid-teens or higher). Companies engaged in natural gas exploration and production stand out as the cheapest of all energy-related groups. I am also intrigued by some of the other commodity producers, if only because they are so completely out of favor on Wall Street due to the tough pricing environment.

     Among faster growing companies, I think biotechnology stocks offer considerable long-term appeal, as more biotech firms transition from unprofitable research & development laboratories to highly profitable pharmaceutical companies. The rest of the technology sector poses a challenge to the value investor: the healthy companies are not cheap, and the cheap companies are not healthy. The outlook for software and services is brighter than that for the hardware companies, but there are a few stories among the latter group that deserve consideration. Finally, I think that equity portfolios should have some exposure to consumer cyclical stocks such as homebuilders and retailers, acknowledging consumers' financial health and buoyant sentiment.

     Small and mid-sized stocks are considerably more attractive than their large-cap counterparts. Small and mid-cap price/earnings multiples are somewhat lower, and their expected earnings growth is substantially greater. Moreover, smaller companies tend to have less international exposure, so their profits are less likely to disappoint because of the problems in Asia. Though they tend to be overlooked by foreign investors, and their share prices are more volatile, small and mid-cap stocks offer much greater long-term potential. After four years of relative underperformance, I think they are ready to shine.

     Equity investors should also consider increasing their exposure to convertible securities and international stocks. Convertibles offer substantially greater income than common stocks, and typically provide greater downside protection in the event of a stock market correction. Looking beyond our shores, Europe is in considerably better shape than Asia, but its stock markets are pretty fully valued after the recent run-up. For long-term investors with a tolerance for volatility, Japan and Asia's emerging markets are worth investigating.

     Risk-adjusted potential returns favor bonds over blue chip stocks, and investors should consider adding to their bond positions. Stocks have outperformed bonds by such a large margin in recent quarters that balanced accounts should make sure that equity exposure has not gotten too high. Within bond portfolios, the middle of the yield curve is the most attractive, though investors should add some longer-duration securities if rates move back over 6%.

     Above all, take careful measure of your tolerance for risk. Most households have never had more exposure to equities. As long as the market turns a blind eye (or ear) to the potential problems ahead, more lucrative thrills may be in store. However, with stocks as expensive as they are, the possibility of some nasty spills cannot be ignored. Be prepared.


April 30, 1998



/s/ Charles G. Crane

Charles G. Crane, Chief Market Strategist
Key Asset Management Inc.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
U.S. Government Obligations Fund                                       April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal               Amortized
Security Description                                                           Amount                    Cost


Repurchase Agreements (77.4%)

Barclays de Zoete Wedd
  Securities, Inc.,
  5.52%, 5/1/98,
  (Collateralized by $81,715
  U.S. Treasury Notes, 5.63%,
  4/30/00, market value--$81,600)                                              80,000              $   80,000
Chase Securities, Inc.,
  5.50% 5/1/98,
  (Collateralized by $77,559
  various U.S. Treasury Notes,
  5.50%-7.87%, 9/30/02-2/15/07,
  market value--$81,601)                                                       80,000                  80,000
Deutsche Morgan Grenfell,
  5.48%, 5/1/98,
  (Collateralized by $76,133
  various U.S. Government Securities,
  0.00%-5.58%, 6/4/98-3/31/03,
  market value--$76,501)                                                       75,000                  75,000
Donaldson-Lufkin Jenrette Securities Corp.,
  5.52%, 5/1/98,
  (Collateralized by $550,978
  various U.S. Government Securities,
  0.00%-12.50%, 6/18/98-11/15/26,
  market value--$484,500)                                                     475,000                 475,000
Goldman Sachs Group L.P.,
  5.52%, 5/1/98,
  (Collateralized by $455,767
  U.S. Government Securities,
  5.50%-7.75%, 12/31/99-3/31/00,
  market value--$484,500)                                                     475,000                 475,000
Harris-Nesbitt Burns Securities,
  5.53%, 5/1/98,
  (Collateralized by $210,852
  various U.S. Government Securities,
  0.00%, 8/15/99-2/15/23,
  market value--$81,601)                                                       80,000                  80,000
Lehman Brothers, Inc.,
  5.52%, 5/1/98,
  (Collateralized by $84,575
  U.S. Government Securities,
  5.63%, 4/30/00,
  market value--$84,443)                                                       82,786                  82,786
NationsBanc Capital Markets, Inc.,
  5.53%, 5/1/98,
  (Collateralized by $93,974
  various U.S.Government Securities,
  0.00%-7.18%, 5/15/98-4/6/03,
  market value--$81,601)                                                       80,000                  80,000
Nomura Securities International, Inc.,
  5.53%, 5/1/98,
  (Collateralized by $219,364
  various U.S. Government Securities,
  0.00%-12.00%, 8/15/11-4/15/28
  market value--$81,601)                                                       80,000                  80,000

Total Repurchase Agreements
  (Amortized Cost $1,507,786)                                                                       1,507,786

U.S. Treasury Notes (22.7%)
6.13%, 5/15/98                                                                105,000                 105,017
6.25%, 6/30/98                                                                 25,000                  25,014
6.25%, 7/31/98                                                                 60,000                  60,086
6.13%, 8/31/98                                                                 25,000                  25,035
5.63%, 11/30/98                                                                25,000                  25,012
5.75%, 12/31/98                                                                50,000                  50,080
6.25%, 3/31/99                                                                100,000                 100,659
6.38%, 4/30/99                                                                 50,000                  50,410

Total U.S. Treasury Notes
  (Amortized Cost $441,313)                                                                           441,313

Total Investments
  (Amortized Cost $1,949,099) <F1>--100.1%                                                          1,949,099

Liabilities in excess of other assets (0.1)%                                                           (1,914)

TOTAL NET ASSETS--100.0%                                                                           $1,947,185


<F1> Cost and value for federal income tax and financial reporting purposes are the same.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Prime Obligations Fund                                                 April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal               Amortized
Security Description                                                           Amount                    Cost


Certificates of Deposit (11.0%)
Bank Nova Scotia,
  5.83%, 10/2/98                                                                5,000              $    5,002
Bankers Trust New York,
  5.47%<F2>, 5/5/98                                                            10,000                   9,999
Bankers Trust New York,
  5.98%, 8/12/98                                                               14,000                  14,006
Banque National de Paris,
  5.62%, 9/23/98                                                                5,000                   5,000
Bayerische Landesbank,
  5.58%, 6/30/98                                                               30,000                  30,001
Canadian Imperial
  Bank of Commerce,
  5.74%, 4/1/99                                                                10,000                   9,995
Deutschbank,
  5.96%, 8/17/98                                                                3,500                   3,500
Deutschbank,
  5.70%, 3/30/99                                                               10,000                   9,994
Morgan Guaranty Trust,
  5.77%, 6/16/98                                                               10,000                  10,000
Morgan Guaranty Trust,
  5.87%, 8/6/98                                                                 5,000                   5,000
Societe Generale,
  5.42%<F2>, 5/1/98                                                             4,000                   4,000
Societe Generale,
  5.42%<F2>, 5/1/98                                                             5,000                   5,000

Total Certificates of Deposit
  (Amortized Cost $111,497)                                                                           111,497

Commercial Paper (47.4%)
Abbey National,
  5.52%, 5/18/98                                                               10,000                   9,974
Arizona Educational
  Loan Marketing Corp.,
  5.53%, 5/15/98                                                               15,000                  14,968
Arizona Higher Education
  Loan Program,
  5.53%, 5/22/98,
  LOC Mellon Bank                                                               5,350                   5,333
Asset Securilization Capital Corp.,
  5.51%, 5/6/98                                                                25,000                  24,981
Australian Wheat Board,
  5.42%, 7/8/98                                                                 6,900                   6,829
AVCO Financial Services,
  5.48%, 6/10/98                                                                5,000                   4,970
AVCO Financial Services,
  5.50%, 5/11/98                                                               10,000                   9,985
AVCO Financial Services,
  5.48%, 6/22/98                                                               10,000                   9,921
Bell South Telecommunications,
  5.50%, 5/14/98                                                               25,000                  24,950
Beta Finance,
  5.45%, 5/15/98                                                                5,000                   4,989
Diageo Capital PLC,
  5.52%, 6/2/98                                                                20,000                  19,902
Diageo Capital PLC,
  5.49%, 8/31/98                                                               10,000                   9,815
Eiger Capital Corp.,
  5.52%, 5/14/98                                                                6,000                   5,988
Fleet Funding,
  5.50%, 6/1/98                                                                17,000                  16,919
General Electric Capital Corp.,
  5.46%, 7/15/98                                                               20,000                  19,771
Goldman Sachs Group, Inc.,
  5.68%, 5/14/98                                                               10,000                   9,979
Goldman Sachs Group, Inc.,
  5.52%, 5/15/98                                                               15,000                  14,968
Great Lakes Chemical,
  5.50%, 5/19/98                                                               15,000                  14,959
Louis Dreyfus,
  5.54%, 4/11/98                                                               20,000                  19,969
McCormick & Co.,
  5.51%, 5/5/98                                                                20,000                  19,988
McCormick & Co.,
  5.43%, 8/10/98                                                               10,000                   9,848
McCormick & Co.,
  5.43%, 10/13/98                                                               5,000                   4,876
Mont Blanc Capital Corp.,
  5.53%, 5/19/98                                                               30,634                  30,549
Nalco Chemical,
  5.52%, 5/26/98                                                               19,000                  18,927
Nalco Chemical,
  5.51%, 6/19/98                                                               10,000                   9,925
Pemex Capital, Inc.,
  5.50%, 6/18/98,
  LOC Societe Generale                                                         10,000                   9,927
Pemex Capital, Inc.,
  5.50%, 6/18/98,
  LOC Societe Generale                                                         10,000                   9,926
Pitney Bowes,
  6.25%, 6/1/98                                                                 1,750                   1,751
Redwood Receivables Corp.,
  5.53%, 5/14/98                                                                9,000                   8,982
Redwood Receivables Corp.,
  5.55%, 5/15/98                                                               20,000                  19,957
Redwood Receivables Corp.,
  5.53%, 5/20/98                                                               10,128                  10,098
Saloman Smith Barney,
  5.52%, 6/1/98                                                                25,000                  24,881
Salomon Smith Barney,
  5.52%, 7/13/98                                                               10,000                   9,888
Southern California Edison,
  5.48%, 6/16/98                                                                5,000                   4,965
Toshiba America,
  5.55%, 5/19/98                                                               10,000                   9,972
Toshiba America,
  5.57%, 6/29/98                                                                5,600                   5,549
Unibanco,
  5.51%, 6/11/98,
  LOC Westduetsche Landsbank                                                   10,000                   9,937
Weyerhaueser,
  5.59%, 5/4/98                                                                10,000                   9,995

Total Commercial Paper
  (Amortized Cost $479,111)                                                                           479,111

Corporate Bonds (34.8%)
Associates Corp.,
  7.25%, 5/15/98                                                                4,000                   4,002
Astro Aluminum,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,640                   1,640
AVCO Financial Services,
  5.50%, 5/1/98                                                                 2,000                   2,000
Baylis Group Partnership,
  5.75%<F2>, 5/6/98<F3>,
  LOC Societe Generale                                                          2,980                   2,980
Bear Stearns Co.,
  6.23%<F2>, 5/15/98                                                            5,000                   5,001
Bell South Telecommunications,
  5.25%, 6/8/98, MTN                                                            5,000                   4,996
Beta Finance,
  5.69%<F2>, 5/5/98                                                            10,000                  10,000
Carelife, Inc.,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        2,525                   2,525
CIT Group Holdings,
  6.35%, 7/31/98, MTN                                                           3,100                   3,104
CIT Group Holdings,
  5.88%, 12/15/98, MTN                                                          8,800                   8,798
Cleveland Steel Container,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,325                   1,325
Cloquet Minnesota Industrial
  Facilities, Potlach Corp.,
  5.70%<F2>, 5/6/98,
  LOC Credit Swiss                                                              2,900                   2,900
Comerica Bank,
  5.61%<F2>, 5/5/98<F3>                                                        10,000                   9,998
Cuyahoga County Taxable EDR,
  Gateway Arena Project,
  Series B,
  5.67%<F2>, 5/6/98<F3>,
  LOC Canadian Imperial
  Bank of Commerce                                                              7,500                   7,500
Dome Corp.,
  5.70%<F2>, 5/6/98<F3>,
  LOC Societe Generale                                                          2,820                   2,820
Exxon Capital Corp.,
  8.00%, 10/2/98, MTN                                                           1,379                   1,390
F.C. Bellevue, Inc.,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        2,500                   2,500
FCC National Bank,
  5.70%, 1/7/99                                                                10,000                   9,998
Ford Motor Credit Corp.,
  9.25%, 6/15/98                                                                1,000                   1,004
Ford Motor Credit Corp.,
  5.63%, 12/15/98                                                               4,020                   4,017
Ford Motor Credit Corp.,
  8.45%, 12/30/98, MTN                                                          5,000                   5,081
Ford Motor Credit Corp.,
  5.90%<F2>, 5/1/98, MTN                                                        5,000                   5,000
General American Life Insurance,
  5.89%<F2>, 5/1/98                                                            45,000                  45,000
General Electric Capital Corp.,
  6.13%, 9/18/98, MTN                                                           8,000                   8,005
General Motors Acceptance Corp.,
  6.15%, 5/11/98, MTN                                                           1,000                   1,000
General Motors Acceptance Corp.,
  7.13%, 5/11/98, MTN                                                           1,000                   1,000
General Motors Acceptance Corp.,
  6.50%, 6/4/98, MTN                                                            2,000                   2,001
General Motors Acceptance Corp.,
  6.38%, 7/2/98, MTN                                                            2,000                   2,001
General Motors Acceptance Corp.,
  6.25%, 9/8/98, MTN                                                            3,000                   3,003
General Motors Acceptance Corp.,
  6.03%, 10/7/98, MTN                                                           5,000                   4,998
General Motors Acceptance Corp.,
  5.95%, 12/30/98, MTN                                                          5,000                   5,011
General Motors Acceptance Corp.,
  6.00%, 12/30/98, MTN                                                          9,980                  10,005
General Motors Acceptance Corp.,
  8.38%, 2/3/99, MTN                                                            5,000                   5,091
General Motors Acceptance Corp.,
  6.50%, 4/16/99, MTN                                                           5,000                   5,037
GMH Enterprises,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,675                   1,675
Goldman Sachs,
  9.37%, 7/20/98, MTN                                                           3,000                   3,022
Highland Road Partners,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,000                   1,000
Industrial Developement
  Authority of Bedford, Va.,
  5.68%, 6/12/98,
  LOC Society Generale                                                          6,000                   6,000
John Deere Capital Corp.,
  5.85%, 10/28/98, MTN                                                         10,000                   9,997
John Deere Capital Corp.,
  6.13%, 2/5/99, MTN                                                            4,000                   4,011
Lehman Brothers Holding Inc.,
  5.75%<F2>, 5/13/98, MTN                                                      10,000                  10,000
Lehman Brothers Holding, Inc.,
  5.74%<F2>, 5/5/98, MTN                                                       20,000                  19,994
MCMC Pob LII,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,745                   1,745
Merrill Lynch,
  6.60%<F2>,6/24/98                                                             3,000                   3,000
Merrill Lynch,
  5.47%, 6/10/98, MTN                                                           5,000                   5,000
Merrill Lynch,
  5.71%<F2>, 8/13/98, MTN                                                       3,000                   3,001
Miami Valley,
  5.69%<F2>, 5/7/98<F3>, MTN                                                    2,000                   2,000
Morgan Stanley Dean Witter,
  5.79%<F2>, 6/15/98<F3>, MTN                                                   8,000                   8,000
Nationsbank,
  5.83%<F2>, 11/27/97<F3>, MTN                                                  4,000                   4,000
Nestle Holding,
  5.88%, 6/19/98, MTN                                                           1,170                   1,170
Olympic Steel Corp.,
  5.67%<F2>, 5/7/98<F3>,
  LOC Fifth Third Bank                                                          3,040                   3,040
PepsiCo, Inc.,
  5.80%, 8/31/98, MTN                                                           5,000                   4,996
Philip Morris,
  9.00%, 5/15/98, MTN                                                           2,500                   2,503
Philip Morris,
  8.70%, 6/1/98, MTN                                                            2,000                   2,005
PNC Bank,
  5.40%<F2>, 5/1/98                                                             5,000                   5,000
Reichert Limited Partnership,
  5.69%<F2>, 4/15/11<F3>,
  LOC National City Bank                                                        3,060                   3,060
Richfield Technology Associates,
  5.69%<F2>, 5/7/98,
  LOC Star Bank                                                                 4,500                   4,500
RKS LLC Health Care,
  5.70%<F2>, 5/1/26<F3>,
  LOC AmSouth Bank                                                              9,700                   9,700
Salomon Brothers, Inc.,
  7.43%, 12/30/98, MTN                                                          2,000                   2,023
Salomon Brothers, Inc.,
  8.69%, 3/1/99, MTN                                                            4,000                   4,101
Salomon Brothers, Inc.,
  6.70%, 12/1/98                                                                4,530                   4,551
Schipper Enterprises,
  5.69%<F2>, 5/7/98<F3>,
  LOC Bank One                                                                  2,965                   2,965
Sea River Maritime,
  5.65%, 5/1/98,
  Guaranteed by Exxon                                                          14,300                  14,300
SGS Tool,
  5.69%<F2>, 5/7/98,
  LOC National City                                                             2,040                   2,040
Southwestern Ohio Steel,
  5.69%<F2>, 5/7/98,
  LOC Star Bank                                                                 5,000                   5,000
Tell-Schipper Properties, Inc.,
  5.69%<F2>, 5/7/98<F3>,
  LOC Bank One                                                                  1,320                   1,320
Toronto Dominion Holdings,
  9.00%, 6/15/98                                                                5,000                   5,019
Zanetos Partnership Project,
  5.69%<F2>, 5/7/98<F3>,
  LOC National City Bank                                                        1,775                   1,775

Total Corporate Bonds
  (Amortized Cost $352,244)                                                                           352,244

U.S. Government Agencies (2.8%)

Federal Home Loan Bank (1.5%):
5.39%<F2>, 7/30/98<F3>                                                          5,000                   4,999
5.72%, 4/23/99,
  Callable 7/23/98 @ 100                                                       10,000                  10,000
                                                                                                       14,999

Federal National Mortgage
  Assoc. (1.3%):
5.39%, 8/5/98,
  Callable 6/22/98 @ 100                                                        3,000                   2,996
5.40%, 12/30/98,
  Callable 6/22/98 @ 100                                                       10,000                   9,973
                                                                                                       12,969

Total U.S. Government Agencies
  (Amortized Cost $27,968)                                                                             27,968

Repurchase Agreements (3.9%)
Lehman Brothers, Inc.,
  5.52%, 5/1/98,
  (Collateralized by $20,435
  U.S. Treasury Note,
  5.63%, 4/30/00,
  market value--$20,403)                                                       20,000                  20,000
Paine Weber,
  5.52%, 5/1/98,
  (Collateralized by $19,755,
  U.S. Treasury Note,
  5.75%, 4/30/03,
  market value--$19,783)                                                       19,392                  19,392

Total Repurchase Agreements
  (Amortized Cost $39,392)                                                                             39,392

Total Investments
  (Amortized Cost $1,010,212) <F1>--99.9%                                                           1,010,212

Other assets in excess of liabilities   0.1%                                                            1,346

TOTAL NET ASSETS--100.0%                                                                           $1,011,558


<F1> Cost and value for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998. The date reflects the next rate change date.

<F3> Put and demand features exist allowing the Fund to require repurchase of the investment within variable time periods less than one year.

EDR--Economic Development Revenue

LOC--Letter of Credit

MTN--Medium Term Note


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Financial Reserves Fund                                                April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal               Amortized
Security Description                                                           Amount                    Cost


Certificates of Deposit (10.1%)
Bankers Trust New York,
  5.47%<F1>, 5/5/98                                                            10,000                $  9,999
Bankers Trust New York,
  5.91%, 8/7/98                                                                 4,000                   3,999
Bankers Trust New York,
  5.98%, 8/12/98                                                               14,000                  14,007
Canadian Imperial
  Bank of Commerce,
  5.74%, 4/1/99                                                                10,000                   9,995
Deutschbank,
  5.96%, 8/17/98                                                                4,000                   4,000
Deutschbank,
  5.70%, 3/30/99                                                                5,000                   4,997
Morgan Guaranty Trust,
  5.77%, 6/16/98                                                               10,000                  10,000
Societe Generale,
  5.43%<F1>, 5/1/98                                                             6,000                   6,000
Societe Generale,
  5.42%<F1>, 5/1/98                                                             7,000                   6,999
Societe Generale,
  5.42%<F1>, 5/1/98                                                             5,000                   4,999

Total Certificates of Deposit
  (Amortized Cost $74,995)                                                                             74,995

Commercial Paper (25.8%)
Asset Securilization Capital Corp.,
  5.51%, 5/6/98                                                                20,000                  19,984
Australian Wheat Board,
  5.50%, 6/4/98                                                                 4,889                   4,864
AVCO Financial Services,
  5.48%, 6/10/98                                                                4,000                   3,976
AVCO Financial Services,
  5.48%, 6/22/98                                                               10,000                   9,921
Beta Finance,
  5.45%, 5/15/98                                                                5,000                   4,989
Delaware Funding,
  5.51, 6/4/98                                                                  5,030                   5,006
Diageo Capital PLC,
  5.49%, 8/31/98                                                               20,000                  19,631
Dresdner Finance,
  5.52%, 5/18/98                                                               10,000                   9,974
Fuji Photo Finance,
  5.53%, 6/10/98                                                                4,000                   3,975
General Electric Capital Corp.,
  5.46%, 7/15/98                                                               10,000                   9,886
Goldman Sachs Group, Inc.,
  5.68%, 5/14/98                                                               10,000                   9,979
McCormick & Co.,
  5.43%, 8/10/98                                                               10,000                   9,848
McCormick & Co.,
  5.46%, 9/23/98                                                                8,000                   7,824
McCormick & Co.,
  5.43%, 10/13/98                                                              12,000                  11,701
McGraw Hill,
  5.52%, 5/8/98                                                                11,900                  11,887
McGraw Hill,
  5.45%, 8/14/98                                                               10,000                   9,841
Nalco Chemical,
  5.51%, 6/19/98                                                                5,000                   4,963
Pemex Capital, Inc.,
  5.50%, 6/18/98,
  LOC Societe Generale                                                         10,000                   9,927
Redwood Receivables Corp.,
  5.53%, 5/14/98                                                                4,475                   4,466
Toshiba America,
  5.55%, 5/19/98                                                               10,000                   9,972
Unibanco,
  5.51%, 6/11/98,
  LOC Westduetsche Landsbank                                                   10,000                   9,937

Total Commercial Paper
  (Amortized Cost $192,551)                                                                           192,551

Corporate Bonds (46.5%)
Associates Corp.,
  7.25%, 5/15/98                                                                4,000                   4,002
Associates Corp.,
  6.50%, 9/9/98                                                                 8,000                   8,016
Austin Printing Co.,
  5.69%<F1>, 5/7/98<F2>,
  LOC Bank One                                                                  1,860                   1,860
Automated Packaging System,
  5.69%<F1>, 5/7/98<F2>,
  LOC National City Bank                                                        2,890                   2,890
AVCO Financial Services,
  5.50%, 5/1/98                                                                 3,000                   3,000
Bank of America,
  5.37%<F1>, 5/1/98<F2>, MTN                                                   10,000                   9,997
Bear Stearns,
  5.70%<F1>, 5/5/98<F2>                                                         5,000                   5,001
Bee Holdings, Inc.,
  5.69%<F1>, 5/7/98<F2>                                                         1,860                   1,860
BellSouth Telecommunications,
  5.25%, 6/8/98                                                                 4,050                   4,047
Beta Finance,
  5.69%<F1>, 5/5/98                                                            10,000                   9,999
Buckeye Corrugated,
  5.69%<F1>, 5/7/98<F2>,
  LOC National City Bank                                                        3,275                   3,275
CIT Group Holdings,
  6.35%, 7/31/98, MTN                                                           5,000                   5,007
Comerica Bank,
  5.61%<F1>, 5/5/98<F2>                                                        10,000                   9,998
Comerica Bank,
  6.75%, 5/12/98, MTN                                                           2,000                   2,001
F.C. Bellevue, Inc.,
  5.69%<F1>, 5/7/98<F2>,
  LOC National City Bank                                                        5,000                   5,000
FCC National Bank,
  5.70%, 1/7/99                                                                 5,000                   4,999
Ford Motor Credit Corp.,
  9.10%, 5/4/98                                                                 1,000                   1,000
Ford Motor Credit Corp.,
  9.25%, 6/15/98                                                                3,889                   3,904
Ford Motor Credit Corp.,
  5.63%, 12/15/98                                                               4,000                   3,997
Ford Motor Credit Corp.,
  5.90%<F1>, 5/1/98, MTN                                                        5,000                   5,000
General American Life Insurance,
  5.89%<F1>, 5/1/98                                                            35,000                  35,000
General Electric Capital Corp.,
  9.36%, 5/15/98, MTN                                                           2,000                   2,003
General Electric Capital Corp.,
  6.13%, 9/18/98, MTN                                                           7,000                   7,004
General Motors Acceptance Corp.,
  7.13%, 5/11/98, MTN                                                           2,000                   2,000
General Motors Acceptance Corp.,
  6.30%, 6/11/98, MTN                                                           1,500                   1,501
General Motors Acceptance Corp.,
  6.05%, 10/09/98                                                               2,650                   2,652
General Motors Acceptance Corp.,
  6.50%, 4/16/99, MTN                                                           5,000                   5,037
Hancor, Inc.,
  5.69%<F1>, 5/7/98<F2>,
  LOC National City Bank                                                        1,050                   1,050
Industrial Developement Authority
  of Bedford, Va.,
  5.68%, 6/12/98,
  LOC Society Generale                                                          6,000                   6,000
Ivex of Delaware (Kama Project),
  5.70%<F1>, 5/7/98<F2>,
  LOC Societe Generale                                                          6,500                   6,500
John Deere Capital Corp.,
  5.85%, 10/28/98, MTN                                                         10,000                   9,997
John Deere Capital Corp.,
  6.13%, 2/5/99, MTN                                                            3,000                   3,009
Legendary Properties,
  5.69%, 5/7/98,
  LOC National City Bank.                                                       1,425                   1,425
Lehman Brothers Holding Inc.,
  5.96%, 7/15/98, MTN                                                           5,000                   5,003
Lehman Brothers Holding Inc.,
  5.75%<F1>, 5/13/98, MTN                                                       8,000                   8,000
Lehman Brothers Holding, Inc.,
  5.74%<F1>, 5/5/98, MTN                                                       15,000                  14,995
Merrill Lynch,
  6.60%<F1>,6/24/98                                                             4,500                   4,500
Merrill Lynch,
  6.60%, 6/24/98, MTN                                                           2,600                   2,602
Mobil Australia,
  6.38%, 7/17/98, MTN                                                           3,000                   3,003
Morgan Guaranty Trust Co.,
  5.97%, 6/22/98,                                                               5,500                   5,501
Morgan Stanley Dean Witter,
  7.88%, 12/15/98                                                               5,000                   5,059
Morgan Stanley Dean Witter,
  5.79%<F1>, 6/15/98<F2>, MTN                                                  15,000                  14,999
Morgan Stanley Dean Witter,
  5.95%<F1>, 5/18/98<F2>, MTN                                                   5,000                   5,001
Nestle Holding,
  5.88%, 6/19/98, MTN                                                           1,230                   1,230
OFC Corp.,
  5.75%<F1>, 5/6/98<F2>,
  LOC LaSalle Bank                                                             11,300                  11,300
PepsiCo, Inc.,
  5.80%, 8/31/98, MTN                                                          10,000                   9,994
Philip Morris,
  8.75%, 6/1/98, MTN                                                            4,000                   4,009
PNC Bank,
  5.40%<F1>, 5/1/98                                                            10,000                   9,999
Salomon Brothers, Inc.,
  8.69%, 3/1/99, MTN                                                            3,000                   3,075
Salomon Brothers, Inc.,
  5.90%, 8/24/98, MTN                                                           6,000                   6,003
Sea River Maritime,
  5.65%, 5/1/98,
  Guaranteed by Exxon                                                          23,800                  23,800
SGS Tool Co.,
  5.69%<F1>,  5/7/98<F2>,
  LOC National City Bank                                                        1,340                   1,340
Shelbourne Realty,
  5.70%<F1>, 5/7/98<F2>,
  LOC Star Bank                                                                 7,170                   7,170
Southern California Edison,
  5.45%, 6/15/98                                                                4,690                   4,688
Transamerica Finance,
  5.60%, 11/30/98, MTN                                                          5,000                   4,989
Transamerica Finance,
  5.74%, 12/09/98, MTN                                                          3,500                   3,495
U.S. West,
  5.63%, 7/8/98                                                                 2,150                   2,149
Venturecor, Inc.,
  5.70%<F1>, 5/6/98<F2>,
  LOC FNB Chicago                                                               5,000                   5,000
Zanetos Partnership Project,
  5.69%<F1>, 5/7/98<F2>,
  LOC National City Bank                                                        2,220                   2,220

Total Corporate Bonds
  (Amortized Cost $347,155)                                                                           347,155

U.S. Government Agencies (9.2%)

Federal Home Loan Bank (0.8%):
6.01%, 5/21/98                                                                  1,130                   1,130
5.72%, 4/23/99,
  Callable 7/23/98 @ 100                                                        5,000                   5,000
                                                                                                        6,130

Federal National Mortgage
  Assoc. (6.5%):
5.39%, 8/5/98,
  Callable 6/22/98 @ 100                                                        3,000                   2,996
5.40%, 12/30/98,
  Callable 6/22/98 @ 100                                                       10,000                   9,972
5.25%<F1>, 5/5/98<F2>                                                          15,000                  15,000
5.33%<F1>, 5/5/98<F2>                                                          20,000                  20,000
                                                                                                       47,968

Student Loan Marketing
  Assoc.  (1.9%):
5.26%<F1>, 5/5/98<F2>                                                          10,000                  10,000
5.28%<F1>, 5/5/98<F2>                                                           4,500                   4,500
                                                                                                       14,500

Total U.S. Government Agencies
  (Amortized Cost $68,598)                                                                             68,598

Repurchase Agreements (8.0%)
Donaldson-Lufkin Jenrette
  Securities Corp.,
  5.52%, 5/1/98,
  (Collateralized by
  $37,764 various U.S.
  Government Securities,
  0.00%, 10/15/01-9/26/19,
  market value--$15,300)                                                       15,000                  15,000
Lehman Brothers, Inc.,
  5.52%, 5/1/98,
  (Collateralized by
  $20,435  U.S.
  Treasury Note,
  5.63%, 4/30/00,
  market value--$20,403)                                                       20,000                  20,000
Paine Weber,
  5.52%, 5/1/98,
  (Collateralized by
  $23,603 various U.S.
  Government Securities,
  5.75%-7.88%, 4/30/03-11/15/04,
  market value--$25,442)                                                       25,033                  25,033

Total Repurchase Agreements
  (Amortized Cost $60,033)                                                                             60,033

Total Investments
  (Amortized Cost $743,332) <F1>--99.6%                                                                743,332

Other assets in excess of liabilities 0.4%                                                              3,045

TOTAL NET ASSETS--100.0%                                                                             $746,377


<F1> Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998. The date reflects the next rate change date.

<F2> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC--Letter of Credit

MTN--Medium Term Note


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Tax-Free Money Market Fund                                             April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal               Amortized
Security Description                                                           Amount                    Cost


Municipal Bonds (99.6%)

Arizona (3.2%):
Apache County, Tucson
  Electric Power,
  4.25%<F2>, 5/6/98,
  LOC Bank of New York                                                         12,300                $ 12,300
Maricopa County, Southern
  California Edison Co.,
  3.65%, 8/13/98                                                                1,300                   1,300
Pima County, Industrial
  Development Authority, IDR,
  Brush Wellman Inc. Project,
  4.20%<F2>, 5/7/98,
  LOC National City Bank                                                        1,500                   1,500
Salt River Projects,
  3.60%, 9/11/98                                                                1,800                   1,800
                                                                                                       16,900

Arkansas (1.0%):
State Development Finance
  Authority, Potlatch Corp. Project,
  Series A, 4.25%<F2>, 5/6/98,
  LOC Credit Suisse                                                             5,050                   5,050

Colorado (1.6%):
Arvada IDR, Sundstrand
  Corp. Project,
  4.30%<F2>, 5/7/98,
  LOC Union Bank of Switzerland                                                 1,000                   1,000
Housing Finance Authority,
  4.20%<F2>, 5/6/98, FNMA                                                       3,460                   3,460
Housing Finance Authority,
  4.20%<F2>, 5/6/98, FNMA                                                       4,075                   4,075
                                                                                                        8,535

Connecticut (0.8%):
State GO,
  Series B, 4.00%, 3/15/99                                                      4,000                   4,008

District of Columbia (2.1%):
District of Columbia,
  4.10%<F2>, 5/6/98                                                            11,000                  11,000

Florida (4.7%):
Hillsborough County, Ringhaven,
  4.40%<F2>, 5/7/98,
  LOC Mellon Bank                                                               2,500                   2,500
Sunshine State Government,
  Financing Commission,
  3.50%, 7/17/98, AMBAC                                                         6,000                   6,000
Sunshine State Government,
  Financing Commission,
  3.60%, 9/10/98,
  LOC Toronto Dominion, AMBAC                                                   6,000                   6,000
Sunshine State Government,
  Financing Commission,
  3.60%, 9/11/98,
  LOC Toronto Dominion, AMBAC                                                   7,000                   7,000
Volusia County, Housing Finance
  Authority, Multi Family
  Housing Revenue,
  3.50%<F2>, 7/17/98,
  LOC Republic                                                                  3,105                   3,105
                                                                                                       24,605

Georgia (0.5%):
Paulding County, GO,
  4.25%, 2/1/99                                                                 1,500                   1,505
State Municipal Electric Authority,
  GO of Participants,
  3.50%, 9/11/98,
  LOC Credit Suisse                                                             1,000                   1,000
                                                                                                        2,505

Illinois (6.4%):
Development Authority,
  Illinois Power Co. Project,
  Series C, 4.30%<F2>, 5/6/98,
  MBIA                                                                          5,500                   5,500
Development Financial Authority,
  Catherine Cook School Project,
  4.30%<F2>, 5/6/98,
  LOC Harris Bank & Trust                                                       2,225                   2,225
Development Financial Authority,
  Kindlon Partnership Project,
  4.25%<F2>, 5/6/98,
  LOC LaSalle National Bank                                                     1,400                   1,400
Development Financial, Museum
  Contemporary Arts Project,
  4.15%<F2>, 5/6/98,
  LOC NBD Bank                                                                  5,500                   5,500
Educational Facilities, University
  Pooled Funding Program,
  4.15%<F2>, 5/6/98,
  FGIC                                                                            955                     955
Hanover Park IDR,
  Spectra-Tech, Inc. Project,
  4.45%<F2>, 5/7/98,
  LOC Harris Trust & Savings Bank                                               1,775                   1,775
Health Facility,
  4.15%<F2>, 5/6/98,
  LOC Harris Trust & Savings Bank                                               1,000                   1,000
Kankakee County IDR,
  Ivex Corp. Project,
  4.35%<F2>, 5/7/98,
  LOC Societe Generale AMT                                                      3,500                   3,500
Kendall & Kane County,
  4.30%, 12/21/98,
  LOC Bank One                                                                  1,000                   1,003
Mundelein,
  4.15%<F2>, 5/6/98,
  LOC Harris Trust & Savings Bank                                               1,800                   1,800
Quad Cities,
  4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  3,600                   3,600
State Development Financial
  Authority, Economic
  Development Revenue,
  CPL/Downers Grove Partnership,
  4.30%<F2>, 5/6/98,
  LOC LaSalle National Bank                                                     4,400                   4,400
State GO,
  5.13%, 12/1/98,
  FGIC                                                                          1,000                   1,009
                                                                                                       33,667

Indiana (8.8%):
Educational Facility Authority
  Revenue, Bethel College,
  Series A, 4.15%<F2>, 5/6/98,
  LOC NBD Bank                                                                    300                     300
Elkhart,
  3.75%<F2>, 5/1/98,
  LOC Bank One                                                                    500                     500
Financing Authority Health
  Facility Revenue, Baptist Homes
  of Indiana, 4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  6,525                   6,525
Franklin County, EDR,
  J&J Project,
  4.35%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          3,820                   3,820
Franklin County, IDR,
  Sisters of St. Francis Project,
  4.35%<F2>, 5/7/98, LOC NBD Bank                                               5,000                   5,000
Franklin, EDR,
  Davidson Industries, Inc. Project,
  Series A, 4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  1,600                   1,600
Greenwood IDR,
  Jacks Investments LLC Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              2,170                   2,170
Greenwood, EDR,
  Endress & Hauser Inc.,
  Series B, 4.25%<F2>, 5/7/98,
  LOC Deutsche Bank AG                                                          1,100                   1,100
Indianapolis, EDR,
  White Arts, Inc. Project,
  4.35%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          5,000                   5,000
Mooresville, Kendrick Memorial
  Hospital Project,
  4.20%<F2>, 5/7/98,
  LOC Huntington National Bank                                                  2,800                   2,800
Noblesville, Rivers Edge
  Apartments Project,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  3,055                   3,055
Scottsburg, EDR,
  Multi Color Project,
  4.70%<F2>, 5/7/98,
  LOC PNC Bank                                                                  4,570                   4,570
Seymour, EDR,
  Pedcor Investors Project,
  Series A, 4.30%<F2>, 5/7/98,
  LOC Federal Home Loan
  Bank AMT                                                                      4,100                   4,100
Seymour, EDR,
  Pedcor Investors Project,
  Series B, 4.30%<F2>, 5/7/98,
  LOC Federal Home Loan Bank                                                      500                     500
State Development Financial
  Authority, EDR,
  Dura-Crete Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              3,910                   3,910
Wakarusa, EDR,
  MMM-Invest Inc. Project,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                    920                     920
                                                                                                       45,870

Iowa (1.9%):
City of Urbandale,
  4.00%<F2>, 5/1/98,
  Guaranteed by Principle
  Mutual Life Insurance Co.                                                     4,325                   4,325
Financial Authority,
  Sauer-Sundstrand Co. Project,
  4.25%<F2>, 5/6/98,
  LOC Bayerische Vereinsbank                                                    4,000                   4,000
Woodbury County,
  Facilities Revenue,
  Siouxland Medical
  Education Foundation,
  4.10%<F2>, 5/7/98,
  LOC Firstar Bank                                                              1,500                   1,500
                                                                                                        9,825

Kansas (4.0%):
Burlington Pollution Control,
  Kansas City Power & Light,
  3.70%<F2>, 7/23/98,
  LOC Societe General                                                           2,000                   2,000
Burlington Power & Light Project,
  Series B, 3.60%, 8/13/98,
  LOC Deutsche Bank                                                             5,500                   5,500
Burlington Power & Light Project,
  Series A, 3.70%, 7/23/98,
  LOC Toronto Dominion                                                          2,000                   2,000
Fairway, IDR, J.C. Nichols Co., Inc.,
  4.00%<F2>, 5/1/98,
  Guaranteed by Principle Mutual
  Life Insurance Co.                                                            2,300                   2,300
Lenexa Health Care Facility,
  Lakeview Village,
  Series A, 4.15%<F2>, 5/7/98,
  LOC Lasalle National Bank                                                     9,160                   9,160
                                                                                                       20,960

Kentucky (5.5%):
Asset Liability, Tax and Revenue
  Anticipation Notes,
  4.50%, 6/25/98                                                                2,000                   2,002
Bath County Industrial
  Building Revenue,
  Cintas Sales Corp. Project,
  4.35%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,135                   1,135
Boone County, Industrial
  Building Revenue,
  Multi-Color Corp. Project,
  4.70%<F2>, 5/7/98,
  LOC PNC Bank                                                                  2,975                   2,975
Carroll County, IDR,
  Kentucky Ladder Co. Project,
  4.50%<F2>, 5/6/98,
  LOC Bankers Trust Co.                                                         5,000                   5,000
Covington Industrial Building
  Revenue, J & S Co. Project,
  4.10%, 12/1/98,
  LOC National City Bank                                                          195                     195
Dayton Industrial Building
  Revenue, Woodcraft
  Manufacturing Co., Inc. Project,
  4.10%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            650                     650
Jefferson County, Industrial
  Building Revenue,
  Hamilton Printing, Inc. Project,
  4.35%<F2>, 5/7/98,
  LOC Fifth Third Bank AMT                                                      4,500                   4,500
Lewis County, Industrial Building
  Revenue, Stolle Vanceburg, Inc.,
  4.35%<F2>, 5/7/98,
  LOC Fifth Third Bank AMT                                                      1,035                   1,035
Louisville IDR, Zeochem Project,
  4.35%<F2>, 5/6/98,
  LOC National City Bank                                                        2,400                   2,400
Pendelton County,
  Self Insured Funding,
  Kentucky Association
  of Counties Fund,
  3.95%, 7/1/01<F3>,
  LOC PNC Bank                                                                  5,100                   5,100
Somerset, Industrial Building
  Revenue, Glen Oak
  Lumber & Mining,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              2,670                   2,670
State Rural Economic
  Development Authority,
  PB&S Chemical Co. Project,
  Revenue Bond,
  4.25%<F2>, 5/7/98,
  LOC Westdeutsche
  Landesbank AMT                                                                1,300                   1,300
                                                                                                       28,962

Louisiana (0.7%):
Caddo Parish Industrial
  Development Board,
  Exempt Facilities Revenue,
  Atlas Project,
  Series B, 4.10%<F2>, 5/6/98,
  LOC ABN-Amro Bank N.V.                                                        2,550                   2,550
Public Facilities Revenue,
  Our Lady of Lourdes
  Regional Medical Center,
  4.70%, 2/1/99, MBIA                                                           1,085                   1,094
                                                                                                        3,644

Maine (1.1%):
Biddeford, BAN,
  4.02%, 6/1/98                                                                 1,000                   1,000
State Public Utility Financing
  Bank, Public Utility
  Revenue, Maine Public
  Service Co. Project,
  4.35%<F2>, 5/6/98,
  LOC Bank of New York AMT                                                      5,000                   5,000
                                                                                                        6,000

Michigan (4.8%):
Higher Education Facilities
  Authority, Davenport
  College Project, Revenue Bond,
  4.15%<F2>, 5/7/98,
  LOC Old Kent Bank                                                               920                     920
Iron Mountain City School District,
  3.90%, 5/1/98,
  AMBAC                                                                           485                     485
Saline, EDR,
  Brecon Village Project,
  4.15%<F2>, 5/6/98,
  LOC NBD Bank                                                                 11,700                  11,700
State Strategic Fund,
  Rospatch Corp.,
  4.50%<F2>, 5/6/98,
  LOC Harris Bank & Trust AMT                                                   1,200                   1,200
State Strategic,
  Environmental Quality,
  4.30%<F2>, 5/6/98,
  LOC Comerica Bank AMT                                                           900                     900
State Strategic,
  Fleet Engineers Inc. Project,
  4.20%<F2>, 5/7/98,
  LOC Comerica Bank                                                             2,000                   2,000
State Strategic,
  Merrill Group Project,
  4.20%<F2>, 5/7/98,
  LOC Comerica Bank                                                             4,000                   4,000
State Strategic,
  Thermal Transfer Inc. Project,
  4.20%<F2>, 5/7/98,
  LOC Comerica Bank                                                             3,850                   3,850
                                                                                                       25,055

Minnesota (0.5%):
St. Cloud Housing & Redevelopment
  Authority, Webway Inc. Project,
  4.35%<F2>, 5/7/98,
  LOC National City Bank                                                        2,670                   2,670

Missouri (1.8%):
Cuba Industrial
  Development Authority,
  Imre & Carolyn Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  1,025                   1,025
Kansas City Industrial
  Development Authority,
  Multifamily Housing Revenue,
  J.C. Nichols Co. Project,
  4.00%<F2>, 5/1/98,
  LOC Principle Mutual Life
  Insurance Co.                                                                 3,600                   3,600
St. Louis County Industrial
  Development Authority,
  Friendship Village,
  Series B, 4.20%<F2>, 5/6/98,
  LOC LaSalle National Bank                                                     4,725                   4,725
                                                                                                        9,350

Nebraska (1.3%):
Investment Finance Authority,
  Single Family Housing Revenue,
  3.90%, 9/1/29<F3>                                                             3,700                   3,700
State Investment Finance
  Authority, Single Family
  Mortgage Revenue,
  Series B, 3.70%, 7/15/15,
  GNMA/FGIC                                                                     2,895                   2,895
                                                                                                        6,595

Nevada (2.8%):
Reno, EDR,
  Dunsirn Industries Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  4,300                   4,300
State,
  4.25%<F2>, 5/7/98,
  FGIC                                                                         10,200                  10,200
                                                                                                       14,500

New Hampshire (0.7%):
Merrimack County,
  Tax Anticipation Note,
  3.78%, 12/30/98                                                               3,750                   3,750

New York (2.1%):
Municipal Assist Corp.,
  4.20%<F2>, 5/6/98,
  LOC National
  Westminster Bank                                                              4,150                   4,150
New York,
  4.25%<F2>, 5/1/98,
  LOC Morgan Guaranty Trust                                                     6,100                   6,100
Oneida County, IDR,
  Mohawk Valley,
  Series A, 3.85%, 2/1/99,
  FSA                                                                             500                     500
                                                                                                       10,750

North Carolina (1.5%):
Medical Care,
  Pooled Funding Project,
  Series A, 4.25%<F2>, 5/1/98,
  LOC Nationsbank                                                               7,800                   7,800

Ohio (10.8%):
Ashtabula County,
  Medical Center Project,
  Revenue Bond,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  3,400                   3,400
Bedford County, IDR,
  Allen Group Inc.,
  4.30%<F2>, 5/6/98,
  LOC Dresdner Bank AG                                                          3,500                   3,500
Cincinnati, Tax
  Anticipation Note,
  Series C, 4.50%, 12/1/98                                                      6,725                   6,755
Cuyahoga County,
  4.15%<F2>, 5/6/98,
  AMBAC                                                                         3,800                   3,800
Eastlake, BAN,
  4.38%, 7/16/98                                                                1,120                   1,121
Erie County, Tax and
  Revenue Anticipation Notes,
  4.38%, 12/31/98                                                               2,500                   2,508
Geauga County, BAN,
  3.94%, 3/11/99                                                                2,000                   2,003
Hamilton County, Health Alliance,
  Series F, 4.10%<F2>, 5/6/98,
  MBIA                                                                          3,400                   3,400
Huron GO, BAN,
  3.94%, 2/24/99                                                                1,842                   1,845
Mahoning County,
  Copeland Oaks Project,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  2,470                   2,470
St. Mary's,
  City School District, GO,
  3.99%, 2/23/99                                                                  250                     250
State Water Development
  Authority, Pollution Control
  Facilities, Cleveland Electric,
  Series B, 4.15%<F2>, 5/6/98,
  LOC FNB Chicago                                                              20,100                  20,100
Student Loan Funding Corp.,
  Series A-2, 4.10%<F2>, 5/6/98,
  LOC National Westminster Bank                                                 1,000                   1,000
Toledo City Services
  Special Assessment,
  4.10%<F2>, 5/7/98,
  LOC Canadian Imperial Bank                                                    4,500                   4,500
                                                                                                       56,652

Oklahoma (1.9%):
County Finance Authority, IDR,
  Perrine Office Project,
  3.80%<F2>, 5/15/98, FGIC                                                      3,170                   3,170
Development Financial Authority,
  Seaboard Farms Project,
  Revenue Bond,
  4.35%<F2>, 5/6/98,
  LOC Bank of New York                                                          5,000                   5,000
Oklahoma County Finance
  Authority, IDR, Hutto-Carbon
  Office Project,
  3.80%<F2>, 5/15/98, FGIC                                                      1,650                   1,650
                                                                                                        9,820

Oregon (0.2%):
Klamath Falls,
  Salt Caves Hydro Electric,
  Series B, 3.80%, 5/1/23,
  ESC UST                                                                       1,150                   1,152

Pennsylvania (5.7%):
Allegheny County,
  4.05%<F2>, 5/6/98, MBIA                                                      18,600                  18,600
Cheltenham, Tax and Revenue
  Anticipation Notes,
  4.06%, 12/31/98                                                               1,300                   1,302
Delaware County, Industrial
  Development Authority,
  Pollution Control Revenue,
  Philidelphia Electric,
  Series A, 3.50%<F2>, 9/4/98, FGIC                                             6,600                   6,600
EDR, Fourth Generation Realty,
  Series A, 4.35%<F2>, 5/7/98,
  LOC PNC Bank                                                                  3,100                   3,100
                                                                                                       29,602

South Carolina (1.0%):
Florence County, BAN,
  4.20%, 10/1/98                                                                4,975                   4,978

Tennessee (1.9%):
McKenzie Industrial Development
  Board, IDR, Noma Outdoor
  Products, Inc., Project,
  4.35%<F2>, 5/7/98,
  LOC Wachovia
  Bank & Trust AMT                                                              5,000                   5,000
Memphis Shelby County,
  Birmingham Steel Corp. Project,
  4.35%<F2>, 5/7/98,
  LOC PNC Bank                                                                  5,000                   5,000
                                                                                                       10,000

Texas (3.3%):
Canadian River Municipal Revenue,
  Conjunctive Use Ground
  Water Project,
  4.65%, 2/15/99, AMBAC                                                           225                     227
Dallas County Utilities GO,
  7.00%, 2/15/99, MBIA                                                            250                     256
Harris County,
  4.15%<F2>, 5/6/98, MBIA,
  SPA Bank of New York                                                          7,900                   7,900
Harris County Industrial
  Development Corp., IDR,
  Precision General, Inc. Project,
  4.25%<F2>, 5/7/98,
  LOC Morgan Guaranty Trust                                                     4,140                   4,140
Houston, Water Systems
  Revenue Bond,
  4.75%, 12/1/98                                                                  400                     402
Sabine River Authority,
  4.30%<F2>, 5/5/98,
  LOC Union Bank of Switzerland                                                 2,200                   2,200
San Antonio, Electric And
  Gas Revenue,
  6.00%, 2/1/14, ESC UST                                                        1,915                   1,977
                                                                                                       17,102

Vermont (0.5%):
Municipal Bond GO,
  5.00%, 12/1/98, AMBAC                                                         2,500                   2,520

Virginia (1.9%):
Colonial Heights,
  Philip Morris Cos. Project,
  4.25%<F2>, 5/6/98                                                             2,600                   2,600
Peninsula Ports Authority,
  3.60%, 7/10/98,
  LOC Bank Of Novia Scotia                                                      1,000                   1,000
Petersburg,
  Hospital Authority,
  4.25%<F2>, 5/7/98,
  LOC First Union National Bank                                                 2,000                   2,000
Richmond,
  Philip Morris Cos. Project,
  4.25%<F2>, 5/6/98                                                             1,700                   1,700
York County,
  Philip Morris Cos. Project,
  4.25%<F2>, 5/6/98                                                             2,700                   2,700
                                                                                                       10,000

Washington (1.3%):
Port Seattle,
  3.50%, 8/7/98,
  LOC Bank of America                                                           3,645                   3,645
Port Seattle,
  3.65%, 9/11/98,
  LOC Bank of America                                                           1,040                   1,040
Spokane County,
  Water Revenue,
  7.60%, 1/1/08, ESC UST                                                        2,000                   2,049
                                                                                                        6,734

Wisconsin (11.1%):
Appleton, IDR,
  Pensar Corp. Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                                690                     690
Beloit School District,
  Tax and Revenue Anticipation
  Promissory Notes,
  4.11%, 10/30/98                                                               1,700                   1,700
Brown Deer School District,
  Tax and Revenue Anticipation
  Promissory Notes,
  4.00%, 10/29/98                                                               4,500                   4,502
Evansville, Stoughton Trailers Inc.,
  4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  5,980                   5,981
Fredonia, IDR, Capital
  Stampings Corp. Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One                                                                  2,905                   2,905
Howard Suamico School District,
  Tax & Revenue Anticipation
  Promissory Notes,
  4.07%, 8/21/98                                                                2,800                   2,800
Janesville IDR,
  The Lamson & Sessions Co.,
  4.35%<F2>, 5/7/98,
  LOC General Electric
  Capital Corp. AMT                                                             2,800                   2,800
Kenosha IDR, Metalmen
  Building LLC Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              3,595                   3,595
Kenosha School District,
  Tax and Revenue Anticipation
  Promissory Notes,
  4.15%, 9/28/98                                                                2,500                   2,501
Kenosha School District,
  Tax and Revenue Anticipation
  Promissory Notes, 4.20%, 9/28/98                                              5,000                   5,002
Kenosha School District,
  Tax and Revenue Anticipation
  Promissory Notes,
  4.28%, 9/28/98                                                                3,800                   3,801
Lodi School District,
  Tax and Revenue Anticipation
  Promissory Notes,
  3.99%, 10/15/98                                                               1,500                   1,500
Maple Dale-Indian Hills
  School District,
  Tax & Revenue Anticipation
  Promissory Notes,
  4.10%, 8/20/98                                                                2,300                   2,301
New Berlin IDR,
  Wenninger Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              1,250                   1,250
Oak Creek, IDR, McAdams
  Graphics, Inc. Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              1,370                   1,370
Oconomowoc Area School
  District, Tax & Revenue
  Anticipation Promissory Notes,
  4.00%, 9/21/98                                                                4,600                   4,600
Oshkosh IDR, Oshkosh
  Architectural Project,
  4.25%<F2>, 5/7/98,
  LOC Norwest Bank AMT                                                            940                     940
Oshkosh,
  Schloesser/OEC Graphics,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                                800                     800
Plymouth, IDR, Great Lakes
  Cheese, Inc. Project,
  4.25%<F2>, 5/7/98,
  LOC Rabobank AMT                                                              3,500                   3,500
Pulaski, Tax and Revenue
  Anticipation Promissory Notes,
  4.26%, 10/1/98                                                                1,000                   1,001
State Health And
  Educational Facilities,
  Cedar Crest Inc. Project,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  1,000                   1,000
Waukesha IDR,
  Alloy Products Corp. Project,
  4.25%<F2>, 5/7/98,
  LOC Bank One AMT                                                              1,500                   1,500
Wisconsin, Tax and Revenue
  Anticipation Notes,
  4.10%, 10/30/98                                                               2,100                   2,101
                                                                                                       58,140

Wyoming (2.3%):
Converse County, Pollution
  Control Revenue,
  PacificCorp Project,
  3.45%<F2>, 7/6/98,
  LOC Deutsche Bank AG                                                          4,800                   4,800
Gillette, PacifiCorp Project,
  3.45%, 7/6/98,
  LOC Deutsche Bank AG                                                          2,200                   2,200
Lincoln County,
  PacifiCorp Project,
  3.60%, 8/19/98,
  LOC Union Bank of Switzerland                                                 1,000                   1,000
Lincoln County,
  PacifiCorp Project,
  3.60%, 8/19/98,
  LOC Union Bank of Switzerland                                                 3,900                   3,900
                                                                                                       11,900

Total Municipal Bonds
  (Amortized Cost $520,601)                                                                           520,601

Investment Companies (0.2%)
Federated Tax-Free
  Money Market Fund                                                           840,859                     841

Total Investment Companies
  (Amortized Cost $841)                                                                                   841

Total Investments
  (Amortized Cost $521,442) <F1>--99.7%                                                               521,442

Other assets in excess of liabilities 0.3%                                                              1,459

TOTAL NET ASSETS--100.0%                                                                             $522,901


<F1> Cost and value for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998. The date reflects the next rate change date.

<F3> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

BAN--Bond Anticipation Notes

EDR--Economic Development Revenue

ESC--UST Escrowed by U.S. Treasury Security

FGIC--Insured by Financial Guaranty Insurance Corp.

FNMA--Federal National Mortgage Assoc.

FSA--Insured by Financial Security Assurance

GNMA--Insured by Government National Mortgage Assoc.

GO--General Obligation

IDR--Industrial Development Revenue

LOC--Letter of Credit

SPA--Standby Purchase Agreement


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Ohio Municipal Money Market Fund                                       April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal               Amortized
Security Description                                                           Amount                    Cost


Municipal Bonds (99.3%)

Ohio (99.3%):
Akron Bath Copley Township
  Hospital, Visiting Nurse
  Services, Inc. Project,
  4.20%<F2>, 5/7/98,
  LOC National City Bank                                                          580                $    580
Akron, Sewer System Revenue,
  3.70%, 12/1/98, FGIC                                                            715                     715
Ashland County,
  Jail Construction, GO,
  4.20%, 12/17/98                                                               2,200                   2,204
Ashland County,
  Jail Construction, GO,
  4.14%, 12/17/98                                                               3,850                   3,858
Auglaize County,
  G.A. Wintzer & Son Co. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One AMT                                                              2,670                   2,670
Avon, GO,
  4.10%, 7/2/98                                                                 1,300                   1,301
Barberton School District, GO,
  4.34%, 6/1/98                                                                 2,000                   2,001
Beavercreek, GO,
  4.30%, 6/5/98                                                                   175                     175
Beavercreek, GO,
  4.25%, 5/8/98                                                                   540                     540
Bedford Heights, IDR,
  Olympic Steel Inc. Project,
  4.29%<F2>, 5/6/98,
  LOC National City Bank                                                        1,400                   1,400
Belmont County, GO,
  4.17%, 11/24/98                                                               1,900                   1,903
Berea,
  4.00%, 10/15/98                                                               2,300                   2,302
Bowling Green, GO,
  3.98%, 6/18/98                                                                3,325                   3,325
Bowling Green, GO,
  3.93%, 12/3/98                                                                3,200                   3,201
Bowling Green, IDR,
  Lamson & Sessions Project,
  4.36%<F2>, 5/7/98,
  LOC Mid American
  National Bank                                                                 1,580                   1,580
Bowling Green, IDR,
  Lamson & Sessions Project,
  4.24%<F2>, 5/7/98,
  LOC General Electric
  Capital Corp.                                                                 2,400                   2,400
Brecksville, GO,
  4.15%, 7/29/98                                                                  585                     585
Brooklyn Heights, IDR,
  4.19%, 5/7/98,
  LOC Bank One                                                                    360                     360
Brooklyn, IDR,
  Clinton Road Project,
  Series-B, 3.70%<F2>, 5/1/98,
  LOC Banc One                                                                    485                     485
Bryan, GO,
  4.14%, 10/14/98                                                               2,000                   2,002
Butler County, GO,
  3.89%, 10/22/98                                                               2,360                   2,364
Butler County,
  Hospital Facilities Revenue,
  4.19%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,000                   1,000
Butler County, Wyndtree,
  3.90%<F2>, 1/1/99<F3>, FGIC                                                   5,000                   5,000
Canal Winchester Local
  School District, GO,
  4.25%, 6/17/98                                                                3,500                   3,502
Centerville Health Care
  Revenue, Bethany Lutheran,
  4.09%<F2>, 5/6/98,
  LOC PNC Bank                                                                  4,550                   4,550
Chillicothe, EDR, Motel
  Partnership Project,
  4.19%<F2>, 5/7/98,
  LOC Huntington National Bank                                                  2,210                   2,210
Cincinnati & Hamilton
  County Port Authority, EDR,
  Bethesda One Ltd.,
  4.00%, 8/1/15<F3>,
  LOC Bank One                                                                    290                     290
Cincinnati & Hamilton, IDR,
  4th Star Ltd.
  Partnership Project,
  3.90%<F2>, 5/1/98,
  LOC PNC Bank                                                                  6,955                   6,955
Clark County, GO,
  4.35%, 5/14/98                                                                  965                     965
Clermont County, IDR,
  Diversified Glass Inc. Project,
  4.40%<F2>, 5/7/98,
  LOC Star Bank                                                                 1,145                   1,145
Cleveland, Airport Improvement,
  Series D, 4.04%<F2>, 5/6/98,
  LOC Toronto
  Dominion Bank AMT                                                             1,500                   1,500
Clinton County Airport
  Facilities Revenue,
  4.09%<F2>, 5/7/98,
  LOC Wachovia
  Bank of North Carolina                                                        6,700                   6,700
Cuyahoga County,
  Cleveland Clinic,
  4.09%<F2>, 5/5/98,
  SPA Bank of America                                                          34,600                  34,598
Cuyahoga County,
  Hospital Revenue Bond,
  Cleveland Clinic,
  4.09%<F2>, 5/6/98,
  SPA Bank of America                                                           3,000                   3,000
Cuyahoga County, IDR,
  Allen Group Project,
  4.14%<F2>, 5/6/98,
  LOC Dresdner Bank AG                                                          2,700                   2,700
Cuyahoga County, IDR,
  Crestmont-Cleveland
  Partnership Project,
  3.90%, 10/15/06,
  LOC Bank One                                                                    490                     490
Cuyahoga County, IDR,
  Decorp Project,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  2,060                   2,060
Cuyahoga County, IDR,
  Interstate Diesel,
  4.83%<F2>, 5/1/98,
  LOC Huntington National Bank                                                    330                     330
Cuyahoga County, IDR,
  Landerhaven Executive Project,
  4.61%<F2>, 5/6/98,
  LOC Star Bank                                                                 2,145                   2,145
Cuyahoga County, IDR,
  Playhouse Square
  Foundation Project,
  4.30%<F2>, 5/6/98,
  LOC National City Bank                                                        4,535                   4,535
Cuyahoga County, IDR,
  Premier Mfg. Corp. Project,
  4.44%<F2>, 5/6/98,
  LOC National City Bank                                                          300                     300
Cuyahoga County, IDR,
  Watt Printing Co. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  3,480                   3,480
Cuyahoga County,
  Ohio Hospital, Cleveland Clinic,
  4.09%<F2>, 5/6/98,
  SPA Chase Manhattan                                                           4,400                   4,400
Cuyahoga Falls, GO,
  4.25%, 12/17/98                                                               4,000                   4,008
Cuyahoga Falls,
  Hospital Facilities Revenue,
  Portage Trail Care
  Center Project,
  4.24%<F2>, 5/7/98,
  LOC Provident Bank                                                            3,200                   3,200
Cuyahoga Falls,
  Hospital Facilities Revenue,
  Portage Trail Care
  Center Project,
  4.24%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,300                   2,300
Deerfield Township, GO,
  3.95%, 8/13/98                                                                1,000                   1,000
Delaware, GO,
  4.04%, 6/4/98                                                                 1,400                   1,400
Elyria, GO,
  4.05%, 8/19/98                                                                1,280                   1,280
Erie County, GO,
  4.13%, 11/23/98                                                                 600                     601
Erie County, GO,
  4.15%, 7/10/98                                                                1,600                   1,601
Fairborn, GO,
  3.97%, 8/21/98                                                                1,220                   1,220
Fairfield County, GO,
  4.30%, 9/1/98                                                                   400                     401
Fairfield County, GO,
  4.50%, 9/1/98 AMT                                                               631                     632
Fairfield, GO,
  4.10%, 7/1/98 AMT                                                             1,250                   1,250
Findlay, GO,
  4.38%, 1/20/99                                                                  995                     999
Franklin County, EDR,
  Dominican Sisters,
  4.14%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,490                   2,490
Franklin County,
  Health Care Facilities
  Revenues, Lifeline
  Organ Procurement,
  4.14%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,770                   1,770
Franklin County,
  Health System Revenue,
  Health Care
  Facilities--Wesley Glen,
  4.16%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,800                   2,800
Franklin County,
  Health System Revenue,
  Health Care
  Facilities--Wesley Glen,
  4.16%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            980                     980
Franklin County,
  Hospital Revenue,
  Children's Hospital Project,
  Series B, 4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  9,400                   9,400
Franklin County,
  Hospital Revenue, National
  Church Residences Project,
  4.24%, 5/7/98,
  LOC Fifth Third Bank                                                          1,490                   1,490
Franklin County, Hospital
  Revenue, U.S. Health Corp.,
  Series A, 4.04%<F2>, 5/7/98,
  LOC Morgan Guaranty                                                           4,000                   4,000
Franklin County,
  Housing Revenue,
  5.20%, 1/1/99,
  LOC Huntington National Bank                                                  4,800                   4,845
Franklin County, IDR,
  4.10%, 9/1/06<F3>,
  LOC Key Bank                                                                  1,925                   1,925
Franklin County, IDR,
  Capitol South Community
  Redevelopment,
  3.55%<F2>, 5/1/98,
  LOC Huntington National Bank                                                  3,350                   3,350
Franklin County, IDR,
  Jacobson Stores,
  3.55%<F2>, 5/1/98,
  LOC Bank One                                                                  7,000                   7,000
Franklin County, Jefferson Chase
  Apartment Project,
  3.85%<F2>, 12/1/98<F3>,
  LOC Fifth Third Bank                                                          4,500                   4,500
Franklin County,
  Multifamily Revenue,
  4.34%<F2>, 5/7/98,
  LOC Huntington Bank AMT                                                         700                     700
Geauga County,
  4.14%, 12/17/98                                                               3,400                   3,404
Georgetown, School District,
  4.19%, 12/18/98                                                               1,200                   1,202
Graham, Local School District, GO,
  Series A, 4.29%, 5/28/98                                                      2,000                   2,001
Granville, GO,
  4.41%, 5/19/98                                                                  550                     550
Greene County, GO,
  4.50%, 5/7/98                                                                 9,250                   9,251
Greene County, GO,
  4.15%, 6/4/98                                                                10,770                  10,774
Grove City, GO,
  4.08%, 6/26/98                                                                  780                     780
Grove City, IDR,
  Cross Country Inns, Inc.,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  1,670                   1,670
Hamilton County, EDR,
  Berman Printing Co. Project,
  4.29%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          4,970                   4,970
Hamilton County, EDR,
  Cincinnati Performing Arts,
  4.19%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,600                   1,600
Hamilton County, EDR,
  TBM, Inc. Project,
  4.34%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,975                   2,975
Hamilton County,
  Hospital Facilities Revenue,
  Beechwood Home Project,
  4.24%<F2>, 5/7/98,
  LOC Star Bank                                                                 4,100                   4,100
Hamilton County,
  Multifamily Revenue,
  Forest Ridge
  Apartment Project,
  4.24%<F2>, 5/7/98,
  LOC PNC Bank                                                                 10,000                  10,000
Highland Heights, GO,
  4.05%, 11/17/98                                                               3,700                   3,704
Hilliard, IDR,
  Baesman Printing
  Corp. Project,
  4.29%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            835                     835
Holmes County, IDR,
  Poultry Processing Project,
  4.24%<F2>, 5/6/98,
  LOC Rabobank                                                                    500                     500
Housing Finance Agency,
  3.80%, 3/1/99,
  GNMA AMT                                                                     15,000                  15,000
Housing Finance Agency,
  Multifamily Housing Revenue,
  Hunters Glen Project,
  4.24%<F2>, 5/7/98,
  LOC PNC Bank                                                                  7,375                   7,375
Housing Finance Agency,
  Series 15, 4.09%<F2>, 5/6/98, FSA                                             7,500                   7,500
Housing Finance Agency,
  Series 25, 4.09%<F2>, 5/6/98, GNMA                                            4,160                   4,160
Housing Finance Agency,
  Single Family Housing,
  4.09%<F2>, 5/6/98, GNMA AMT                                                   3,300                   3,300
Housing Finance Agency,
  Single Family Housing,
  4.20%, 9/1/30<F3>, GNMA AMT                                                   5,000                   5,000
Housing Finance Agency,
  Single Family
  Mortgage Revenue,
  4.09%<F2>, 5/6/98, GNMA                                                       4,900                   4,900
Huron County, IDR,
  American Baler Co. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  2,000                   2,000
Jefferson School District,
  4.44%, 6/19/98                                                                  600                     600
Kenton, GO,
  3.94%, 4/8/99                                                                 1,000                   1,002
Kings, Local School District, GO,
  4.45%, 7/10/98                                                                  645                     646
Lake County, EDR,
  Lake County YMCA Project,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  3,000                   3,000
Licking County, IDR,
  Sunfield, Inc. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  1,495                   1,495
Lima, Hospital Revenue,
  Lima Memorial Hospital,
  4.14%<F2>, 5/7/98,
  LOC Bank One                                                                  6,700                   6,700
Lorain County, EDR,
  Crestmont-Cleveland
  Partnership Project,
  3.85%, 10/15/06<F3>,
  LOC Bank One                                                                  1,180                   1,180
Lorain County, GO,
  4.23%, 8/28/98                                                                1,074                   1,075
Lorain County, IDR,
  French Creek Partners,
  4.29%<F2>, 5/7/98,
  LOC Bank One                                                                    950                     950
Lucas County, GO,
  Sewer & Water Improvements,
  4.11%, 10/21/98                                                               1,585                   1,587
Lucas County,
  Hospital Revenue, Sunshine
  Children's Home Project,
  4.14%<F2>, 5/7/98,
  LOC National City Bank                                                          375                     375
Lucas County,
  Hospital Revenue, Sunshine
  Children's Home Project,
  4.14%<F2>, 5/7/98,
  LOC National City Bank                                                          455                     455
Lucas County, IDR, Bunting
  Bearings Corp. Project,
  4.29%<F2>, 5/7/98,
  LOC National City Bank                                                        1,650                   1,650
Madison, School District, GO,
  4.25%, 1/27/99                                                                1,255                   1,259
Mahoning County, IDR,
  Tru-Cut Die Corp. Project,
  Series B, 4.14%<F2>, 5/7/98,
  LOC Bank One                                                                    190                     190
Maple Heights, GO,
  4.15%, 7/9/98                                                                   833                     833
Marion County,
  Hospital Improvement Revenue,
  Pooled Leasing Program,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                    395                   6,845
Maumee, GO,
  4.15%, 7/16/98                                                                1,800                   1,801
Medina County, IDR,
  Nationwide One 1989 Project,
  3.90%, 5/1/04<F3>,
  LOC Bank One                                                                    325                     325
Medina County, IDR,
  Partnership in Plastic Project,
  4.24%<F2>, 5/7/98,
  LOC Bank One AMT                                                                995                     995
Miamisburg, GO,
  4.13%, 10/15/98                                                                 850                     851
Monroe, GO,
  3.98%, 4/7/99                                                                 3,000                   3,005
Montgomery County,
  Healthcare Facilities Revenue,
  Greater Dayton
  Area--MRI Project,
  4.17%<F2>, 5/6/98,
  LOC Key Bank                                                                    630                     630
Montgomery County, IDR,
  Citywide Development
  Corp. Project,
  4.19%<F2>, 5/7/98,
  LOC Banc One                                                                  2,350                   2,350
Montgomery County, IDR,
  Town Centers Ltd.
  Partner Project,
  3.95%<F2>, 5/15/98,
  LOC National City Bank                                                        1,730                   1,730
Montgomery County,
  Multifamily Housing
  Revenue, Pedcor
  Investments--Lyons Gate,
  4.24%<F2>, 5/7/98,
  LOC Federal Home Loan Bank                                                    5,000                   5,000
Montgomery County,
  Solid Waste, PCR,
  5.00%, 11/1/98, MBIA                                                          1,290                   1,298
Montgomery, IDR,
  Bethesda Two Ltd.,
  4.83%<F2>, 5/1/98,
  LOC Huntington National Bank                                                  2,800                   2,800
Muskingum County,
  4.54%<F2>, 5/7/98,
  LOC Huntington National Bank                                                  1,320                   1,320
Napoleon, GO,
  3.89%, 7/1/98                                                                 4,360                   4,360
North Baltimore,
  School District, GO,
  4.62%, 4/15/99                                                                  390                     393
Northwood, GO,
  4.70%, 7/30/98                                                                1,180                   1,182
Orrville, Hospital Facilities Revenue,
  4.24%<F2>, 5/6/98,
  LOC National City Bank                                                        1,450                   1,450
Orrville, IDR,
  Contours, Inc. Project,
  4.44%<F2>, 5/6/98,
  LOC National City Bank                                                          100                     100
Orrville, IDR, Contours-Lessee Project,
  4.44%<F2>, 5/6/98,
  LOC National City Bank                                                          150                     150
Painesville, GO,
  4.14%, 12/16/98                                                                 886                     887
Paulding County, IDR,
  Countrymark Co-op, Inc. Project,
  4.14%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            400                     400
Perrysburg, GO,
  4.60%, 11/19/98                                                               3,300                   3,311
Perrysburg, GO,
  4.60%, 8/20/98                                                                2,200                   2,204
Pickerington, GO,
  4.15%, 7/24/98                                                                  500                     500
Pickerington, School District, GO,
  4.24%, 8/3/98                                                                 1,500                   1,501
Pickerington, School District, GO,
  4.07%, 8/3/98                                                                 1,500                   1,502
Pike County,
  Hospital Facilities Revenue,
  Bristol Village Project,
  4.24%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          3,300                   3,300
Pike County,
  Hospital Facilities,
  Bristol Village Project,
  4.24%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,355                   1,355
Portsmouth, EDR,
  Oscc Industries, Inc. Project,
  4.29%<F2>, 5/7/98,
  LOC National City Bank                                                        2,600                   2,600
Portsmouth, IDR,
  KSA Ltd. Partnership Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  1,180                   1,180
Revere, School District,
  4.40%, 12/10/98                                                                 940                     942
Reynoldsburg, GO,
  4.15%, 7/15/98                                                                  900                     901
Richland County, IDR,
  Mansfield Motel Partnership,
  4.19%<F2>, 5/7/98,
  LOC Huntington National Bank                                                  3,150                   3,150
Rickenbacker,
  Port Authority Revenue,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  3,200                   3,200
Rossford, GO,
  4.75%, 12/17/98                                                               1,100                   1,105
Salem, Hospital Revenue,
  Community Hospital Project,
  4.09%<F2>, 5/7/98,
  LOC Marine Bank                                                               3,600                   3,600
Sandusky, GO,
  4.25%, 7/8/98                                                                   300                     300
School District,
  Cash Flow Management,
  Series B, 4.47%, 6/30/98                                                     10,031                  10,040
Scioto County,
  VHA Center, Inc.
  Capital Assets-B,
  4.40%<F2>, 5/6/98, AMBAC                                                      4,875                   4,875
Scioto County,
  VHA Center, Inc.
  Capital Assets-C,
  4.04%<F2>, 5/6/98, AMBAC                                                      2,025                   2,025
Seneca County,
  Hospital Facilities Revenue,
  St. Francis Home, Inc. Project,
  4.09%<F2>, 5/7/98,
  LOC National City Bank                                                        2,100                   2,100
Sharonville, IDR,
  XTEK, Inc. Project,
  4.19%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            600                     600
Shelby, GO,
  4.25%, 8/19/98                                                                  810                     811
South Western,
  City School District,
  4.00%, 10/20/98                                                                 815                     816
Stark County,
  Health Care Facilities Revenue,
  St. Joseph Hospice Project,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  2,225                   2,225
State Air Quality,
  3.45%, 5/13/98, FGIC                                                          6,000                   6,000
State Air Quality,
  3.45%, 5/13/98,
  LOC Bank of Nova Scotia                                                       4,300                   4,300
State Air Quality,
  3.60%, 9/10/98, FGIC                                                          5,470                   5,470
State Air Quality,
  3.75%, 8/11/98, FGIC                                                         10,200                  10,200
State Air Quality, PCR,
  Series B, 4.24%<F2>, 5/1/98,
  LOC Morgan (J.P.)                                                             1,000                   1,000
State Air Quality, PCR,
  3.85%, 10/1/29<F3>,
  LOC FNB Chicago                                                               4,655                   4,655
State Building Authority
  Facilities Revenue,
  4.00%, 9/1/98                                                                 1,200                   1,202
State Building Authority
  Facilities Revenue,
  4.00%, 9/1/98                                                                 2,475                   2,478
State Environmental
  Improvement Revenue,
  Newark Group
  Industries, Inc. Project,
  3.40%<F2>, 5/1/98,
  LOC Chase Manhattan Bank                                                      1,000                   1,000
State Environmental
  Improvement Revenue,
  Newark Group
  Industries, Inc. Project,
  4.14%<F2>, 5/7/98,
  LOC Chase Manhattan Bank                                                     13,000                  13,000
State Higher Education
  Facilities Commission Revenue,
  Higher Education--Mount
  Vernon Nazarene,
  4.14%<F2>, 5/7/98,
  LOC National City Bank                                                          900                     900
State Higher Education
  Facilities Commission Revenue,
  Kenyon College Project,
  4.14%<F2>, 5/6/98                                                             5,900                   5,900
State Higher Education
  Facilities Commission Revenue,
  Wilmington College Project,
  4.09%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,895                   2,895
State IDR,
  Atlas Technicast Ltd. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One AMT                                                              2,265                   2,265
State IDR,
  Best Atlas Ltd. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  2,265                   2,265
State IDR,
  Cincinnati Riverfront,
  4.29%<F2>, 5/7/98,
  LOC PNC Bank AMT                                                                440                     440
State IDR, Hydro Tube Corp.,
  Series IA, 4.30%<F2>, 5/6/98,
  LOC National City Bank                                                          650                     650
State IDR, Kaufman's Bakery,
  4.24%<F2>, 5/6/98,
  LOC Bank One                                                                  1,510                   1,510
State IDR, Middletown Compositing,
  4.24%<F2>, 5/6/98,
  LOC National City Bank                                                          855                     855
State IDR,
  Series G, 4.24%<F2>, 5/6/98,
  LOC Bank One                                                                    800                     800
State IDR,
  Series H, 4.24%<F2>, 5/7/98,
  LOC Bank One                                                                    150                     150
State IDR, Ware Industries, Inc.,
  Series L, 4.24%<F2>, 5/6/98,
  LOC Bank One                                                                    280                     280
State Public Facilities
  Commission, Higher
  Education Capital Facilities,
  Series II B, 4.63%, 12/1/98                                                   1,000                   1,005
State Public Facilities
  Commission, Higher
  Education Capital Facilities,
  Series II-A, 5.20%, 5/1/99,
  AMBAC                                                                         2,000                   2,029
State Public Facilities
  Commission, Mental
  Health Facilities,
  Series II-A, 4.63%, 12/1/98                                                     500                     503
State Water Development Authority,
  3.45%, 5/12/98, FGIC                                                          2,035                   2,035
State Water Development
  Authority, Cleveland Electric,
  Series B, 4.09%<F2>, 5/6/98,
  LOC First National
  Bank of Chicago                                                               8,100                   8,100
State Water Development
  Authority, PA Power Co. Project,
  4.19%<F2>, 5/6/98,
  LOC FNB Chicago                                                               5,800                   5,800
State Water Development
  Authority, PCR,
  Duquesne Light Co. Project,
  3.85%, 10/1/28<F3>,
  LOC FNB Chicago                                                              19,000                  19,000
State Water Development
  Authority, Philip Morris
  Co. Inc. Project,
  4.14%<F2>, 5/6/98                                                            15,000                  15,000
State Water Development
  Authority, Timken Co. Project,
  4.19%<F2>, 5/6/98,
  LOC Wachovia Bank                                                             3,300                   3,300
Streetsboro, GO,
  4.15%, 10/9/98                                                                1,580                   1,581
Student Loan Funding Corp.,
  Cincinnati Student
  Loan Revenue,
  4.04%<F2>, 5/6/98,
  LOC National
  Westminster Bank                                                              9,700                   9,700
Student Loan Funding Corp.,
  Cincinnati Student
  Loan Revenue,
  4.04%<F2>, 5/6/98,
  LOC National
  Westminster Bank                                                             11,100                  11,100
Student Loan Funding Corp.,
  Cincinnati Student
  Loan Revenue,
  4.04%<F2>, 5/7/98,
  LOC National
  Westminster Bank                                                              6,200                   6,200
Student Loan Funding Corp.,
  Cincinnati Student
  Loan Revenue,
  4.00%<F2>, 5/6/98,
  LOC Bank of America                                                          11,535                  11,535
Student Loan Funding Corp.,
  Cincinnati, Student
  Loan Revenue,
  Series C, 5.45%, 7/1/98                                                       5,125                   5,140
Summit County, EDR,
  4.26%, 9/1/12<F3>                                                               455                     455
Summit County, GO,
  4.88%, 11/19/98                                                               5,000                   5,029
Summit County,
  Hospital Facilitites Revenue,
  Cuyahoga Falls
  General Hospital,
  4.14%<F2>, 5/7/98,
  LOC Bank One                                                                  1,500                   1,500
Summit County, IDR,
  Delco Corp. Project,
  4.29%<F2>, 5/7/98,
  LOC National City Bank                                                        1,700                   1,700
Summit County, IDR,
  Fiocca, Inc. Project,
  4.29%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          2,375                   2,375
Summit County, IDR,
  Forest Manufacturing
  Co. Project,
  4.24%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                            300                     300
Summit County, IDR,
  Forest Manufacturing
  Co. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                    625                     625
Summit County, IDR,
  GO-JO Industries, Inc, Project,
  4.09%<F2>, 5/7/98,
  LOC Bank One                                                                  2,385                   2,385
Summit County, IDR,
  L & W Manufacturing Project,
  3.90%<F2>, 10/1/06<F3>,
  LOC Bank One                                                                    220                     220
Summit County, IDR,
  Raymond W King Jr. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                    935                     935
Summit County, IDR,
  SSP Fittings Corp. Project,
  4.15%<F2>, 5/7/98,
  LOC Bank One                                                                  1,620                   1,620
Summit County, IDR,
  Texler, Inc. Project,
  3.85%<F2>, 5/1/98<F3>,
  LOC Bank One                                                                    620                     620
Summit County, IDR,
  Triscari Project,
  3.85%, 9/1/03<F3>,
  LOC Bank One                                                                    360                     360
Tallmadge, GO,
  4.22%, 7/15/98                                                                2,465                   2,466
Tiffin, GO,
  Sewer Improvements,
  4.04%, 7/9/98                                                                 2,625                   2,626
Tiffin, GO,
  Sewer Improvements,
  4.30%, 7/9/98                                                                   675                     675
Toledo Lucas County,
  4.34%<F2>, 5/7/98,
  LOC PNC Bank                                                                  2,800                   2,800
Toledo Lucas County,
  3.55%, 5/29/98,
  LOC Bank of Nova Scotia                                                       6,700                   6,700
Toledo Lucas County,
  3.55%, 5/29/98,
  LOC Bank of Nova Scotia                                                       4,100                   4,100
Toledo,
  City Services Special Assessment,
  4.04%<F2>, 5/7/98,
  LOC Canadian Imperial Bank                                                    1,000                   1,000
Toledo, IDR,
  Lucas County Port Authority,
  Frostbite Brands, Inc. Project,
  4.59%<F2>, 5/7/98,
  LOC Old Kent Bank & Trust                                                     2,110                   2,110
Tri County School District, GO,
  4.41%, 7/22/98                                                                1,115                   1,116
Troy, EDR, L & CP Corp. Project,
  3.85%<F2>, 6/1/98,
  LOC Societe Generale                                                          1,685                   1,685
Trumbull County, IDR,
  Eliwood Engineered Casting,
  4.34%<F2>, 5/7/98,
  LOC Mellon Bank                                                               7,000                   7,000
Trumbull County, IDR,
  McDonald Steel Corp Project,
  4.29%<F2>, 5/7/98,
  LOC PNC Bank                                                                    300                     300
Twinsburg, IDR,
  Weatherchem Corp. Project,
  4.09%<F2>, 5/7/98,
  LOC National City Bank                                                          250                     250
Union County, GO,
  4.17%, 6/25/98                                                                1,500                   1,501
Upper Arlington, GO,
  4.13%, 10/15/98                                                               1,100                   1,103
Vermilion, IDR,
  Landover Properties Ltd.,
  4.04%<F2>, 5/7/98,
  LOC Bank One                                                                  1,490                   1,490
Vinton County School District, GO,
  4.37%, 7/21/98                                                                2,255                   2,258
Wadworth School District, GO,
  4.23%, 8/4/98                                                                 1,400                   1,402
Wadworth School District, GO,
  4.38%, 8/4/98                                                                 1,300                   1,302
Washington County, GO,
  3.95%, 11/4/98                                                                1,800                   1,800
Wauseon, GO,
  4.90%, 5/21/98                                                                  430                     430
Wayne County,
  Health Care Facilities Revenue,
  West View Manor Project,
  4.19%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          4,940                   4,940
Wayne County, IDR,
  Steiner Turf
  Equipment, Inc. Project,
  4.19%<F2>, 5/7/98,
  LOC Bank One                                                                  1,340                   1,340
West Clermont
  School District, GO,
  4.25%, 4/15/99                                                                1,400                   1,406
Westerville, EDR,
  American Ceramic Society,
  4.39%<F2>, 5/7/98,
  LOC National City Bank                                                        2,110                   2,110
Westlake, IDR,
  Logan Westlake Project,
  4.24%<F2>, 5/7/98,
  LOC Fifth Third Bank                                                          1,700                   1,700
Westlake, IDR,
  Nordson Corp. Project,
  4.04%<F2>, 5/7/98,
  LOC Bayerische Vereinsbank                                                    1,650                   1,650
Westlake School District, GO,
  4.39%, 6/10/98                                                                2,250                   2,251
Williams County, GO,
  4.85%, 5/14/98                                                                  335                     335
Williams County, IDR,
  Letts Industries, Inc. Project,
  4.14%<F2>, 5/7/98,
  LOC NBD Bank                                                                  4,265                   4,265
Willowick, GO,
  4.20%, 7/23/98                                                                  700                     700
Wilmington, GO,
  4.26%, 12/21/98                                                               1,200                   1,203
Wood County, EDR,
  Cast Masters, Inc. Acquisition,
  4.36%<F2>, 5/7/98,
  LOC Mid American
  National Bank & Trust                                                         2,515                   2,515
Wood County, EDR,
  Precision Aggregate II,
  4.36%<F2>, 5/7/98,
  LOC Mid American
  National Bank & Trust                                                         2,500                   2,500
Wooster, GO,
  3.88%, 10/15/98                                                               3,000                   3,000
Wooster, IDR,
  Allen Group, Inc.,
  4.29%<F2>, 5/6/98,
  LOC Dresdner Bank AG                                                            800                     800
Wyoming, GO,
  4.21%, 7/17/98                                                                  735                     735
                                                                                                      679,442

Total Municipal Bonds
  (Amortized Cost $679,442)                                                                           679,442

Investment Companies (0.1%)

Ohio (0.1%):
Federated Ohio Municipal
  Cash Trust Fund                                                             640,043                     640

Total Investment Companies
  (Amortized Cost $640)                                                                                   640

Total Investments
  (Amortized Cost $680,082) <F1>--99.4%                                                               680,082

Other assets in excess of liabilities 0.6%                                                              4,086

TOTAL NET ASSETS--100.0%                                                                             $684,168


<F1> Cost and value for federal income tax and financial reporting purposes are the same.

<F2> Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998. The date reflects the next rate change date.

<F3> Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

AMT--Alternative Minimum Tax Payer

EDR--Ecomonic Development Revenue

FNMA--Insured by Federal National Mortgage Assoc.

FSA--Insured by Financial Security Assurance

GNMA--Insured by Government National Mortgage Assoc.

GO--General Obligation

IDR--Industrial Development Revenue

LOC--Letter of Credit

PCR--Pollution Control Revenue

SPA--Standby Purchase Agreement


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Limited Term Income Fund                                               April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Asset Backed Securities (15.6%)
California Infrastructure
  PG&E Funding,
  Series 1997-1, Class A3,
  6.15%, 6/25/02, CMO                                                           2,000                 $ 2,011
Caterpillar Financial
  Asset Trust,
  Series 1997A, Class A3,
  6.45%, 5/25/03                                                                3,000                   3,040
Fleetwood Credit Corp
  Grantor Trust,
  Series 1994-B, Class A,
  6.75%, 3/15/10, CMO                                                           3,714                   3,744
Fleetwood Credit Corp.,
  Class A, 6.64%, 9/15/12                                                       1,836                   1,877
Lehman Large Loan,
  Series 1997-LLI, Class A1,
  6.79%, 6/12/04, CMO                                                           1,573                   1,609

Total Asset Backed Securities
  (Cost $12,207)                                                                                       12,281

Commercial Paper (7.1%)
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 5,536                   5,536

Total Commercial Paper (Cost $5,536)                                                                    5,536

Corporate Bonds (36.8%)

Banks (3.8%):
Chase Manhattan
  Marine Owner Trust,
  6.14%, 1/17/05                                                                3,000                   3,003

Brokerage Services (4.5%):
Lehman Brothers Holdings,
  Senior Subordinated Note,
  5.75%, 11/15/98                                                               2,000                   1,997
Merrill Lynch & Co., Inc.,
  6.50%, 4/1/01                                                                 1,500                   1,519
                                                                                                        3,516

Chemicals--General (3.9%):
E.I. Dupont de Nemour, 6.50%, 9/1/02                                            3,000                   3,053

Financial Services (7.9%):
Associates Corp. N.A.,
  6.38%, 6/15/00                                                                3,000                   3,019
Ford Motor Credit Corp.,
  6.85%, 8/15/00                                                                3,000                   3,052
General Motors Acceptance Corp.,
  Global Bond,
  6.75%, 2/7/02                                                                   100                     102
                                                                                                        6,173

Industrial Goods & Services (9.0%):
Burlington Resources, Inc.,
  7.15%, 5/1/99                                                                 2,000                   2,023
Mckesson Corp.,
  6.60%, 3/1/00                                                                 5,000                   5,043
                                                                                                        7,066

Insurance (2.6%):
International Lease Finance Corp.,
  8.35%, 10/1/98                                                                2,000                   2,020

Telecommunications (3.8%):
Ameritech Capital Funding,
  6.13% 10/15/01                                                                3,000                   3,011

Utilities--Electric & Gas (1.3%):
Northern States Power Co.,
  5.50%, 2/1/99                                                                 1,000                     996

Total Corporate Bonds (Cost $28,741)                                                                   28,838

U.S. Government Mortgage Backed (21.4%)

Federal Home Loan Mortgage
  Corp. (4.4%):
9.50%, 12/1/01, Pool #501384                                                    2,272                   2,382
8.50%, 7/1/21, Pool #555275                                                     1,047                   1,100
                                                                                                        3,482

Federal National Mortgage
  Assoc. (16.2%):
5.63%, 3/15/01                                                                  5,000                   4,982
8.50%, 5/1/12, Pool #401621                                                       212                     221
9.00%, 3/1/25, Pool #297103                                                     1,554                   1,638
9.00%, 5/1/25, Pool #303389                                                     4,909                   5,174
7.00%, 9/1/27, Pool #397614                                                       132                     134
7.00%, 12/1/27, Pool #398127                                                      200                     202
7.00%, 12/1/27, Pool #398139                                                      118                     119
7.00%, 2/1/28, Pool #409997                                                       201                     203
                                                                                                       12,673

Government National Mortgage
  Assoc. (0.8%):
7.00%, 12/15/23, Pool #780577                                                     361                     366
7.50%, 8/15/27, Pool #456543                                                      292                     300
                                                                                                          666

Total U.S. Government
  Mortgage Backed (Cost $16,725)                                                                       16,821

U.S. Treasury Obligations (14.2%)

U.S Treasury Notes (12.3%):
5.00%, 1/31/99                                                                  3,802                   3,788
6.25%, 5/31/99                                                                  3,700                   3,727
6.63%, 3/31/02                                                                  2,004                   2,071
                                                                                                        9,586

U.S. Treasury Bonds (1.9%):
6.38%, 3/31/01                                                                  1,000                   1,020
7.88%, 11/15/04                                                                   451                     503
                                                                                                        1,523

Total U.S. Treasury Obligations
  (Cost $11,136)                                                                                       11,109

Yankee Bonds (3.9%)

Canada (3.9%):
Quebec Province,
  9.38%, 4/1/99                                                                 3,000                   3,090

Total Yankee Bonds (Cost $3,148)                                                                        3,090

Total Investments (Cost $77,493) <F1>--99.0%                                                           77,675

Other assets in excess of liabilities 1.0%                                                                812

TOTAL NET ASSETS--100.0%                                                                              $78,487


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                         $ 374
     Unrealized depreciation                                                          (192)
     Net unrealized appreciation                                                     $ 182

CMO--Collateralized Mortgage Obligations


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Intermediate Income Fund                                               April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Asset Backed Securities (12.2%)
Chase Manhattan
  Auto Owner Trust,
  6.25%, 11/15/00                                                               3,450                $  3,454
Chase Manhattan
  Auto Owner Trust,
  5.95%, 11/15/00                                                               3,450                   3,467
Copelco,
  6.47%, 4/20/05                                                                3,550                   3,585
Equicredit Home
  Equity Loan Trust,
  Series 1997-3, Class A8,
  6.41%, 12/15/04                                                               2,210                   2,213
Lehman Large Loan,
  Series 1997-LLI, Class A1,
  6.79%, 6/12/04, CMO                                                           2,374                   2,429
Morgan Stanley Capital I,
  Series 1998-HF1, Class A2,
  6.52%, 1/15/08, CMO                                                           2,100                   2,100
Premier Auto Trust,
  Series 1997-1, Class A4,
  6.35%, 4/6/02                                                                 3,300                   3,342
Railcar Trust,
  Series 92-1,
  7.75%, 6/1/04                                                                 6,409                   6,742
Toyota Auto Receivables
  Guarantor Trust,
  Series 1997-A, Class A,
  6.45%, 4/15/02                                                                2,382                   2,401

Total Asset Backed Securities
  (Cost $29,525)                                                                                       29,733
Commercial Paper (0.5%)
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 1,167                   1,167

Total Commercial Paper (Cost $1,167)                                                                    1,167

Corporate Bonds (43.0%)

Automobiles (1.5%):
Daimler-Benz North America,
  7.38%, 9/15/06                                                                2,485                   2,653
Ford Motor Company,
  9.00%, 9/15/01                                                                1,000                   1,086
                                                                                                        3,739

Banks (1.8%):
Bank of New York,
  7.88%, 11/15/02                                                               3,000                   3,172
Wells Fargo & Co.,
  6.25%, 4/15/08                                                                1,100                   1,085
                                                                                                        4,257

Beverages (0.7%):
Coca-Cola Amatil Limited,
  6.50%, 9/4/03                                                                 1,700                   1,713

Broadcasting/Cable (1.7%):
Time Warner, Inc.,
  8.11%, 8/15/06                                                                3,800                   4,142

Brokerage Services (3.2%):
Lehman Brothers Holdings,
  6.00%, 2/26/01                                                                1,375                   1,368
Lehman Brothers Holdings,
  Senior Subordinated Note,
  5.75%, 11/15/98                                                               5,000                   4,993
Salomon Smith Barney Holdings,
  6.13%, 1/15/03                                                                1,400                   1,383
                                                                                                        7,744

Electronics (1.8%):
Hitachi Credit Corp.,
  5.88%, 12/28/00                                                               4,460                   4,415

Entertainment (0.7%):
Loews Corporation,
  6.75%, 12/15/06                                                               1,725                   1,742

Financial Services (7.9%):
Associates Corp., N.A.,
  6.00%, 4/15/03                                                                1,050                   1,042
Bankers Trust,
  6.70%, 10/1/07                                                                1,500                   1,515
CNA Financial,
  6.50%, 4/15/05                                                                1,025                   1,020
Conseco, Inc.,
  6.40%, 2/10/03                                                                1,350                   1,331
EOP Operating LP,
  6.75%, 2/15/08 <F2>                                                           3,120                   3,108
Equitable Companies, Inc.,
  6.50%, 4/1/08                                                                 1,980                   1,973
Grand Metro Financial,
  6.50%, 9/15/99                                                                5,000                   5,026
The Money Store Home
  Equity Trust,
  7.50%, 1/15/26                                                                3,964                   4,134
                                                                                                       19,149

Hospital & Nursing Equipment
  & Supplies (0.5%):
U.S. Surgical Corp.,
  7.25%, 3/15/08                                                                1,295                   1,292

Industrial Goods & Services (5.3%):
John Deere Capital Corp.,
  5.85%, 1/15/01                                                                1,450                   1,445
Lockheed Martin,
  7.20%, 5/1/36                                                                 1,600                   1,704
New America, Inc.,
  6.63%, 1/9/08                                                                 3,425                   3,378
Racers-Kellogg-98-1,
  5.75%, 2/2/01 <F2>                                                            1,090                   1,083
USX Corp., 7.20%, 2/15/04                                                       5,000                   5,175
                                                                                                       12,785

Insurance (2.7%):
Liberty Mutual,
  8.20%, 5/4/07 <F2>                                                            2,300                   2,541
Metropolitan Life Insurance Co.,
  6.30%, 11/01/03 <F2>                                                          1,500                   1,491
Prudential Insurance,
  7.65%, 7/1/07                                                                 2,300                   2,455
                                                                                                        6,487

Investment Company (1.2%):
D.R. Investments,
  7.10%, 5/15/02                                                                2,750                   2,815

Leasing (1.0%):
Hertz Corp.,
  6.30%, 11/15/06                                                               2,500                   2,503

Oil & Gas Exploration,
  Production & Services (1.7%):
Standard Oil,
  9.00%, 6/1/19                                                                 4,000                   4,100

Retail (4.5%):
Dayton Hudson Co.,
  6.80%, 10/1/01                                                                5,000                   5,081
J.C. Penney & Co.,
  7.60%, 4/1/07                                                                   800                     854
Sears Roebuck & Co.,
  6.86%, 8/6/01                                                                 5,000                   5,094
                                                                                                       11,029

Telecommunications (4.8%):
Telecommunications, Inc.,
  8.25%, 1/15/03                                                                6,300                   6,772
U.S. West Capital Funding,
  6.31%, 11/1/05                                                                3,000                   3,019
WorldCom, Inc.,
  7.55%, 4/1/04                                                                 1,725                   1,809
                                                                                                       11,600

Utilities--Electric (1.2%):
Western Resources, Inc.,
  6.88%, 8/1/04                                                                 2,800                   2,870
Utilities--Natural Gas (0.8%):
KN Energy, Inc.,
  6.65%, 3/1/05                                                                 2,000                   2,003

Total Corporate Bonds (Cost $103,358)                                                                 104,385

U.S. Government Agencies (4.8%)

Federal Home Loan Bank (2.0%):
5.63%, 3/19/01                                                                  3,420                   3,404
5.75%, 4/30/01                                                                  1,590                   1,588
                                                                                                        4,992

Federal Home Loan Mortgage
  Corp. (1.3%):
5.75%, 4/15/08                                                                  3,140                   3,084

Federal National Mortgage
  Assoc. (1.5%):
6.54%, 10/3/05                                                                  3,410                   3,525

Total U.S. Government Agencies (Cost $11,668)                                                          11,601

U.S. Government Mortgage Backed (14.4%)

Federal Home Loan Mortgage
  Corp. (3.2%):
6.00%, 2/1/11, Pool #G10454                                                       966                     955
8.50%, 6/1/12, Pool #G10783                                                     2,764                   2,874
7.50%, 9/15/20                                                                    536                     540
8.50%, 7/1/21, Pool #555275                                                     3,202                   3,365
                                                                                                        7,734

Federal National Mortgage
  Assoc. (4.1%):
6.00%, 6/1/11, Pool #313121                                                     3,658                   3,610
8.50%, 5/1/12, Pool #401621                                                       647                     676
7.50%, 7/25/18                                                                    407                     414
8.50%, 11/1/18, Pool #313280                                                    1,952                   2,037
7.50%, 5/1/24, Pool #328093                                                     1,173                   1,203
7.00%, 9/1/27, Pool #397614                                                       405                     409
7.00%, 12/1/27, Pool #398139                                                      361                     365
7.00%, 12/1/27, Pool #398127                                                      616                     622
7.00%, 2/1/28, Pool #409997                                                       617                     624
                                                                                                        9,960

Government National Mortgage
  Assoc. (7.1%):
9.00%, 12/15/09, Pool #780009                                                   1,776                   1,901
8.50%, 7/15/10, Pool #780516                                                    1,753                   1,853
7.00%, 12/15/23, Pool #780577                                                   2,698                   2,740
7.00%, 6/15/24, Pool #780502                                                    1,068                   1,085
7.00%, 2/15/26, Pool #421684                                                      629                     636
7.00%, 11/15/26, Pool #780463                                                   5,181                   5,261
7.00%, 12/15/26, Pool #780485                                                   1,718                   1,745
7.50%, 7/15/27, Pool #447756                                                    1,174                   1,207
7.50%, 8/15/27, Pool #455273                                                        3                       3
7.50%, 8/15/27, Pool #456543                                                      876                     900
7.50%, 10/15/27, Pool #453371                                                       5                       5
                                                                                                       17,336

Total U.S. Government Mortgage Backed
  (Cost $34,829)                                                                                       35,030

U.S. Treasury Obligations (23.8%)

U.S Treasury Notes (14.2%):
6.25%, 5/31/99                                                                 17,781                  17,909
5.38%, 2/15/01                                                                  3,710                   3,688
6.63%, 3/31/02                                                                  4,664                   4,820
5.75%, 4/30/03                                                                  2,340                   2,351
5.50%, 2/15/08                                                                  5,655                   5,583
                                                                                                       34,351

U.S. Treasury Bonds (9.6%):
6.00%, 8/15/00                                                                 11,597                  11,694
6.38%, 3/31/01                                                                  4,712                   4,805
7.88%, 11/15/04                                                                 3,270                   3,648
7.00%, 7/15/06                                                                  2,850                   3,076
                                                                                                       23,223

Total U.S. Treasury Obligations (Cost $57,609)                                                         57,574

Total Investments (Cost $238,156) <F1>--98.7%                                                         239,490

Other assets in excess of liabilities 1.3%                                                              3,251

TOTAL NET ASSETS--100.0%                                                                             $242,741


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                        $1,989
     Unrealized depreciation                                                          (655)
     Net unrealized appreciation                                                    $1,334

<F2> 144a security which is restricted as to resale to institutional investors.

CMO--Collateralized Mortgage Obligation


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Fund for Income                                                        April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Asset Backed Securities (32.7%)
Equicredit Home Equity
  Loan Trust,
  Series 1997-3, Class A7,
  6.93%, 2/15/29, CMO                                                             800                 $   801
General Electric Capital
  Mortgage Services, Inc.,
  7.00%, 3/25/08, CMO                                                           1,000                   1,002
Green Tree Financial Corp.,
  8.95%, 03/15/20, CMO                                                            500                     546
Housing Securities, Inc.,
  7.25%, 4/25/08, CMO                                                           1,638                   1,665
Prudential Home
  Mortgage Securities,
  7.00%, 1/25/08, CMO                                                           1,115                   1,129
Resolution Trust Corp.,
  8.20%, 11/25/21, CMO                                                          1,286                   1,282
Salomon Brothers Mortgage
  Securities VII,
  Series 1996-LB2, Class A7,
  7.65%, 10/25/26, CMO                                                            654                     677
The Money Store Home
  Equity Trust,
  Series 1995-B, Class A5,
  7.23%, 12/15/20, CMO                                                            315                     323

Total Asset Backed Securities
  (Cost $7,304)                                                                                         7,425

Commercial Paper (2.9%)
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                   656                     656

Total Commercial Paper (Cost $656)                                                                        656

U.S. Government Agencies (7.6%)

Federal Home Loan Bank (3.0%):
5.68%, 12/3/07                                                                    675                     679

Federal National Mortgage
  Assoc. (4.6%):
8.50%, 2/1/05,
  Callable 2/1/00 @ 100                                                         1,000                   1,044

Total U.S. Government Agencies
  (Cost $1,742)                                                                                         1,723

U.S. Government Mortgage Backed (53.6%)

Federal Home Loan Mortgage
  Corp. (9.4%):
9.50%, 12/1/01, Pool #501384                                                      682                     714
12.00%, 10/1/10, Pool #170038                                                       6                       7
12.00%, 7/1/14, Pool #250291                                                        1                       2
12.00%, 7/1/14, Pool #256065                                                        2                       2
10.00%, 2/1/17, Pool #293015                                                       20                      22
8.50%, 5/1/17, Pool #555338                                                       429                     451
9.50%, 8/1/19, Pool #537138                                                       124                     132
10.00%, 9/1/19, Pool #539709                                                       98                     106
9.50%, 11/1/19, Pool #543648                                                       20                      21
9.50%, 11/1/19, Pool #541208                                                       97                     103
8.50%, 7/1/21, Pool #555275                                                        97                     102
9.50%, 12/1/22, Pool #G00150                                                      449                     476
                                                                                                        2,138

Federal National Mortgage
  Assoc. (8.0%):
9.25%, 3/25/18                                                                  1,172                   1,265
8.25%, 3/25/04                                                                     92                      92
8.50%, 5/1/12, Pool #401621                                                       123                     129
13.00%, 12/1/12, Pool #001418                                                      34                      38
10.00%, 5/1/13, Pool #020396                                                        7                       8
12.00%, 8/1/13, Pool #003512                                                       12                      13
10.00%, 1/1/14, Pool #016880                                                        8                       9
10.00%, 8/1/17, Pool #056613                                                        5                       5
10.00%, 8/1/17, Pool #050002                                                       11                      11
10.00%, 10/1/17, Pool #050016                                                       3                       3
10.00%, 10/1/17, Pool #055662                                                      11                      11
10.00%, 11/1/17, Pool #056339                                                       4                       4
10.00%, 1/1/18, Pool #055629                                                        4                       4
10.00%, 1/1/18, Pool #058689                                                        5                       6
10.00%, 1/1/18, Pool #058411                                                        3                       3
10.50%, 1/1/18, Pool #057486                                                       10                      11
10.00%, 2/1/18, Pool #058906                                                       19                      20
9.50%, 1/1/19, Pool #069358                                                        17                      18
7.00%, 9/1/27, Pool #397614                                                        35                      36
7.00%, 12/1/27, Pool #398127                                                       54                      54
7.00%, 12/1/27, Pool #398139                                                       31                      32
7.00%, 2/1/28, Pool #409997                                                        54                      54
                                                                                                        1,826

Government National Mortgage
  Assoc. (36.2%):
9.00%, 10/15/09, Pool #780592                                                   1,238                   1,329
11.00%, 9/20/14, Pool #120105                                                      62                      68
10.50%, 2/15/16, Pool #147054                                                      29                      31
10.00%, 3/15/16, Pool #150768                                                      47                      51
10.00%, 6/15/17, Pool #220728                                                      34                      37
9.50%, 8/15/17, Pool #219729                                                       35                      37
9.50%, 8/15/17, Pool #206258                                                       28                      30
10.00%, 10/15/17, Pool #235046                                                     72                      78
10.00%, 1/15/18, Pool #222734                                                      39                      42
10.00%, 1/15/18, Pool #231248                                                      15                      16
10.00%, 2/15/18, Pool #225849                                                       9                      10
10.00%, 3/15/18, Pool #250776                                                      11                      12
9.50%, 5/15/18, Pool #227730                                                      292                     314
9.50%, 6/15/18, Pool #251316                                                       36                      39
10.00%, 7/15/18, Pool #232909                                                      66                      72
10.00%, 9/15/18, Pool #257398                                                      63                      68
10.00%, 9/15/18, Pool #247628                                                      64                      69
10.00%, 9/15/18, Pool #217546                                                      27                      30
10.00%, 9/15/18, Pool #261759                                                      49                      53
10.00%, 11/15/18, Pool #226254                                                    217                     236
10.00%, 1/15/19, Pool #207704                                                      66                      71
10.25%, 3/15/19, Pool #910650                                                      46                      50
10.25%, 6/15/19, Pool #911585                                                      12                      13
9.50%, 10/15/19, Pool #279064                                                     116                     125
10.00%, 7/15/20, Pool #293223                                                     140                     152
9.50%, 9/20/20, Pool #001471                                                      445                     476
10.00%, 6/15/21, Pool #304825                                                     210                     228
7.00%, 12/15/23, Pool #780577                                                     572                     581
7.00%, 12/15/23, Pool #780386                                                   1,034                   1,050
7.50%, 12/15/23, Pool #780474                                                   2,041                   2,106
10.00%, 8/15/25, Pool #405484                                                     491                     534
8.00%, 8/15/27, Pool #436443                                                       35                      37
8.00%, 8/15/26, Pool #432932                                                       35                      36
7.50%, 8/15/27, Pool #456543                                                       63                      64
8.00%, 10/15/27, Pool #449186                                                      39                      40
8.00%, 10/15/27, Pool #449189                                                      39                      41
                                                                                                        8,225

Total U.S. Government Mortgage Backed
  (Cost $11,905)                                                                                       12,190

U.S. Treasury Obligations (2.3%)
0.00%, 8/15/20                                                                  2,000                     522

Total U.S. Treasury Obligations (Cost $418)                                                               522

Total Investments (Cost $22,025) <F1>--99.1%                                                           22,516

Other assets in excess of liabilities 0.9%                                                                214

TOTAL NET ASSETS--100.0%                                                                              $22,730


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                          $548
     Unrealized depreciation                                                           (57)
     Net unrealized appreciation                                                      $491

CMO--Collateralized Mortgage Obligation


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Government Mortgage Fund                                               April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Discount Note (2.7%)

Federal Home Loan Mortgage
  Corp. (2.7%):
0.00%, 5/1/98                                                                   2,749                $  2,749

Total Discount Note (Cost $2,749)                                                                       2,749

U.S. Government Agencies (3.8%)

Federal Home Loan Bank (3.8%):
5.68%, 12/3/07                                                                  3,825                   3,849

Total U.S. Government Agencies
  (Cost $3,822)                                                                                         3,849

U.S. Government Mortgage Backed (90.1%)

Federal Home Loan Mortgage
  Corp. (13.6%):
8.50%, 5/1/17, Pool #555338                                                       943                     992
9.00%, 6/1/19, Pool #555324                                                     4,008                   4,246
9.50%, 8/1/21, Pool #D24289                                                        98                     104
6.25%, 5/15/27,
  Series 2030 D                                                                 3,691                   3,656
7.00%, 3/1/28, Gold Pool #C00592                                                4,840                   4,899
                                                                                                       13,897

Federal National Mortgage
  Assoc. (19.5%):
6.50%, 4/1/12, Pool #125477                                                        85                      86
8.50%, 5/1/12, Pool #401621                                                     4,004                   4,181
6.00%, 2/1/13, Pool #417022                                                     1,469                   1,447
6.00%, 3/1/13, Pool #421248                                                       589                     580
6.00%, 4/1/13, Pool #402299                                                     1,515                   1,493
8.00%, 5/1/17, Pool #50000                                                        830                     857
8.00%, 2/1/23, Pool #190203                                                     1,513                   1,571
7.00%, 9/1/27, Pool #397614                                                       956                     966
7.00%, 12/1/27, Pool #398139                                                      879                     888
6.50%, 1/1/28, Pool #398188                                                     2,380                   2,355
6.50%, 2/1/28, Pool #416632                                                     2,214                   2,191
6.50%, 2/12/28, Pool #413517                                                    3,378                   3,343
                                                                                                       19,958

Government National Mortgage
  Assoc. (57.0%):
9.00%, 10/15/09, Pool #780592                                                     924                     992
9.50%, 4/15/10, Pool #780142                                                    3,075                   3,330
8.50%, 7/15/10, Pool #780516                                                    4,328                   4,573
9.50%, 11/15/17, Pool #267832                                                   1,172                   1,261
9.50%, 1/15/19, Pool #258274                                                      141                     152
8.50%, 12/15/19, Pool #282716                                                     243                     255
8.50%, 2/15/20, Pool #284049                                                       17                      18
9.50%, 5/15/20, Pool #288719                                                      623                     671
9.00%, 3/15/21, Pool #304622                                                      865                     921
8.50%, 5/15/21, Pool #300373                                                       43                      45
9.00%, 5/15/21, Pool #296005                                                      520                     554
9.50%, 6/15/21, Pool #302940                                                    1,028                   1,106
7.50%, 7/15/23, Pool #359786                                                    3,112                   3,194
8.00%, 8/15/23, Pool #362066                                                    1,092                   1,132
7.00%, 10/15/23, Pool #348278                                                   2,284                   2,310
7.00%, 12/15/23, Pool #780577                                                   7,070                   7,178
7.00%, 12/15/23, Pool #370993                                                   3,354                   3,393
7.00%, 12/15/23, Pool #780386                                                   1,035                   1,051
7.50%, 12/15/23, Pool #780598                                                     220                     227
7.50%, 12/15/23, Pool #780474                                                   5,094                   5,251
7.00%, 1/15/24, Pool #371006                                                    2,323                   2,350
7.50%, 1/15/24, Pool #264236                                                    2,197                   2,255
7.00%, 2/15/26, Pool #421684                                                    1,904                   1,927
7.00%, 11/15/26, Pool #780463                                                   2,347                   2,383
7.00%, 12/15/26, Pool #780485                                                   3,348                   3,399
7.50%, 8/15/27, Pool #456543                                                    1,730                   1,777
7.50%, 12/15/27, Pool #461605                                                   1,214                   1,247
7.50%, 2/15/28, Pool #467669                                                    3,083                   3,168
7.50%, 2/15/28, Pool #410449                                                    2,024                   2,080
6.50%, 4/15/28, Pool #442331                                                      141                     140
                                                                                                       58,340

Total U.S. Government Mortgage Backed
  (Cost $92,249)                                                                                       92,195

U.S. Treasury Obligations (2.6%)

U.S Treasury Notes (2.6%):
6.25%, 5/31/99                                                                    550                     554
6.13%, 9/30/00                                                                      4                       4
5.38%, 2/15/01                                                                     50                      50
5.75%, 4/30/03                                                                  1,068                   1,073
5.50%, 2/15/08                                                                  1,000                     987

Total U.S. Treasury Obligations (Cost $2,668)                                                           2,668

Total Investments (Cost $101,488) <F1>--99.2%                                                         101,461

Other assets in excess of liabilities 0.8%                                                                818

TOTAL NET ASSETS--100.0%                                                                             $102,279


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                         $ 279
     Unrealized depreciation                                                          (306)
     Net unrealized appreciation                                                     $  27


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Investment Quality Bond Fund                                           April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Asset Backed Securities (5.2%)

Equicredit Home Equity
  Loan Trust,
  Series 1997-3, Class A7,
  6.93%, 2/15/29                                                                1,100                $  1,102
Equicredit Home Equity
  Loan Trust,
  Series 1997-3, Class A8,
  6.41%, 12/15/04                                                               1,130                   1,132
Equicredit Home Equity
  Loan Trust,
  Series 1998-1, Class A6F,
  6.25%, 12/15/07                                                               1,035                   1,028
Lehman Large Loan,
  Series 1997--LLI, Class A1,
  6.79%, 6/12/04, CMO                                                           2,374                   2,429
Morgan Stanley Capital I,
  Series 1998--HF1, Class A2,
  6.52%, 1/15/08, CMO                                                           1,500                   1,500
The Money Store Home
  Equity Trust,
  Series 1997-B, Class A8,
  6.90%, 7/15/38                                                                1,800                   1,831

Total Asset Backed Securities
  (Cost $8,994)                                                                                         9,022

Commercial Paper (1.4%)

Financial Services (1.4%):
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 2,412                   2,412

Total Commercial Paper (Cost $2,412)                                                                    2,412

Corporate Bonds (30.4%)

Agriculture & Livestock (0.9%):
Cargill Inc.,
  5.95%, 5/15/37,
  Putable 5/15/99 @ 100 <F2>                                                    1,500                   1,508

Automobiles (1.1%):
Daimler-Benz
  North America Corp.,
  7.38%, 9/15/06, MTN                                                             775                     827
Ford Motor Co.,
  9.00%, 9/15/01                                                                1,000                   1,087
                                                                                                        1,914

Banks (1.9%):
Bankers Trust New York Corp.,
  Series A, 6.70%, 10/1/07, MTN                                                   525                     530
First Union Corp.,
  9.45%, 6/15/99                                                                1,020                   1,056
Nationsbank,
  6.60%, 5/15/10                                                                1,000                   1,004
Wells Fargo & Co.,
  6.25%, 4/15/08                                                                  750                     740
                                                                                                        3,330

Brokerage Services (1.6%):
Lehman Brothers Holdings,
  7.38%, 5/15/04                                                                1,675                   1,742
Morgan Stanley Group, Inc.,
  5.63%, 3/1/99                                                                 1,000                     997
                                                                                                        2,739

Entertainment (0.7%):
Loews Corp.,
  6.75%, 12/15/06                                                               1,150                   1,162

Financial Services (6.5%):
Associates Corp., N.A.,
  6.00%, 4/15/03                                                                  750                     744
Chrysler Financial Corp.,
  6.09%, 4/6/01, MTN                                                              900                     900
Conseco, Inc.,
  6.40%, 2/10/03                                                                  950                     937
EOP Operating LP,
  6.75%, 2/15/08, <F2>                                                          1,700                   1,692
First Union,
  8.04%, 12/1/26,
  Callable 12/1/06 @ 104                                                        1,100                   1,176
Lumbermans Mutual,
  8.30%, 12/1/37, <F2>                                                            575                     611
NBG Finance PLC,
  6.51%, 6/24/07,
  Callable 6/24/02 @ 100                                                        1,140                   1,129
Republic New York Corp.,
  7.53%, 12/4/26,
  Callable 12/4/06 @ 104                                                        1,000                   1,029
Tokai Preferred Capital Co. LLC,
  9.98%, 12/29/49,
  Callable 6/30/08 @ 100  <F2>                                                  1,700                   1,680
Transamerica Capital III,
  7.63%, 11/15/37, <F2>                                                         1,525                   1,576
                                                                                                       11,474

Industrial Goods & Services (5.8%):
Dana Corp.,
  7.00%, 3/15/28                                                                  670                     672
Dupont E I de Nemours & Co.,
  6.50%, 1/15/28                                                                1,150                   1,121
Georgia-Pacific Corp.,
  9.95%, 6/15/02                                                                1,500                   1,681
Lockheed Martin,
  7.20%, 5/1/36                                                                   550                     586
Nabisco, Inc.,
  6.00%, 2/15/01                                                                1,150                   1,140
Racers Kellogg,
  5.75%, 2/2/01, <F2>                                                             750                     745
Sony Corp.,
  6.13%, 3/4/03                                                                   500                     499
US Surgical Corp.,
  7.25%, 3/15/08                                                                  935                     933
USX Corp.,
  7.20%, 2/15/04                                                                1,500                   1,553
Weyerhaeuser Co.,
  6.95%, 10/1/27                                                                1,250                   1,245
                                                                                                       10,175

Insurance (3.6%):
Liberty Mutual,
  8.20%, 5/4/07 <F2>                                                            2,300                   2,540
Metropolitan Life Insurance Co.,
  6.30%, 11/1/03 <F2>                                                           2,000                   1,988
Prudential Insurance Co.,
  8.30%, 7/1/25 <F2>                                                            1,545                   1,723
                                                                                                        6,251

Oil-Integrated Companies (0.3%):
Occidental Petroleum,
  7.20%, 4/1/28                                                                   455                     453

Publishing (2.8%):
News America Holdings,
  7.75%, 12/1/45                                                                1,750                   1,827
Time Warner, Inc.,
  7.75%, 6/15/05                                                                2,200                   2,334
Time Warner, Inc.,
  9.15%, 2/1/23                                                                   575                     704
                                                                                                        4,865

Retail (2.1%):
Dayton Hudson Co., 6.40%, 2/15/03                                               2,000                   1,998
J.C. Penney & Co., 7.60%, 4/1/07                                                1,600                   1,708
                                                                                                        3,706

Telecommunications (1.9%):
Telecommunications, Inc.,
  9.80%, 2/1/12                                                                 2,600                   3,253

Utilities--Electric (0.6%):
Western Resources, Inc.,
  6.88%, 8/1/04                                                                 1,000                   1,025

Utilities--Gas (0.6%):
KN Energy, Inc.,
  7.25%, 3/1/28                                                                   950                     954

Total Corporate Bonds (Cost $52,391)                                                                   52,809

U.S. Government Agencies (3.3%)

Federal Home Loan Bank (0.7%):
5.75%, 4/30/01                                                                  1,175                   1,174

Federal National Mortgage Assoc.
  (2.6%):
5.63%, 3/15/01                                                                  1,120                   1,116
6.55%, 9/12/05                                                                  3,300                   3,414
                                                                                                        4,530

Total U.S. Government Agencies
  (Cost $5,699)                                                                                         5,704

U.S. Government Mortgage Backed (33.4%)

Federal Home Loan Mortgage
  Corp. (7.3%):
7.50%, 4/1/07, Gold Pool #E35216                                                  581                     597
8.50%, 6/1/12, Gold Pool #G10783                                                1,474                   1,533
9.00%, 6/1/19, Pool #555324                                                     1,788                   1,894
8.50%, 7/1/21, Pool #555275                                                     2,217                   2,329
6.25%, 5/15/27,
  Series 2030 D                                                                 1,708                   1,692
7.00%, 3/1/28, Gold Pool #C00592                                                2,218                   2,245
7.00%, 5/1/28                                                                   2,370                   2,400
                                                                                                       12,690

Federal National Mortgage
  Assoc. (6.3%):
8.50%, 5/1/12, Pool #401621                                                       448                     468
6.00%, 2/1/13, Pool #417022                                                     1,986                   1,957
6.00%, 3/1/13, Pool #421248                                                       797                     785
6.00%, 4/1/13, Pool #402299                                                     2,049                   2,018
7.00%, 9/1/27, Pool #397614                                                       818                     827
7.00%, 12/1/27, Pool #398127                                                    1,261                   1,275
7.00%, 12/1/27, Pool #398139                                                      745                     753
6.50%, 1/1/28, Pool #398188                                                       811                     803
6.50%, 2/1/28, Pool #416632                                                       755                     748
7.00%, 2/1/28, Pool #409997                                                     1,261                   1,275
                                                                                                       10,909

Government National Mortgage
  Assoc. (19.8%):
8.50%, 7/15/10, Pool #780516                                                    3,301                   3,488
9.00%, 2/15/17, Pool #182619                                                      867                     923
9.00%, 12/15/19, Pool #284544                                                     669                     713
6.50%, 7/15/23, Pool #357168                                                      763                     757
7.00%, 12/15/23, Pool #780468                                                   4,320                   4,386
7.00%, 12/15/23, Pool #780577                                                   3,919                   3,979
7.50%, 12/15/23, Pool #780359                                                   2,934                   3,024
7.50%, 12/15/23, Pool #780359                                                   2,997                   3,088
7.00%, 6/15/24, Pool #780502                                                    3,360                   3,412
7.50%, 11/15/24, Pool #780467                                                   1,922                   1,981
7.00%, 2/15/26, Pool #421684                                                    1,159                   1,173
7.00%, 11/15/26, Pool #780463                                                   1,369                   1,390
7.50%, 7/15/27, Pool #447756                                                      833                     856
7.50%, 8/15/27, Pool #455273                                                      181                     186
7.50%, 8/15/27, Pool #456543                                                      605                     622
7.50%, 10/15/27, Pool #453371                                                     319                     327
7.50%, 12/15/27, Pool #461605                                                     215                     221
7.50%, 2/15/28, Pool #410449                                                      691                     710
7.50%, 2/15/28, Pool #467669                                                    1,051                   1,080
6.50%, 4/15/28, Pool #442331                                                    1,916                   1,899
                                                                                                       34,215


Total U.S. Government Mortgage Backed
  (Cost $57,521)                                                                                       57,814

U.S. Treasury Notes (24.1%)
6.25%, 7/31/98                                                                  7,725                   7,746
6.25%, 5/31/99                                                                  7,705                   7,761
6.00%, 8/15/00                                                                  3,596                   3,626
6.38%, 3/31/01                                                                  3,507                   3,576
6.63%, 3/31/02                                                                  2,638                   2,726
5.75%, 4/30/03                                                                  1,666                   1,674
7.88%, 11/15/04                                                                 2,021                   2,255
5.50%, 2/15/08                                                                  3,710                   3,663
6.63%, 2/15/27                                                                  5,831                   6,318
6.13%, 11/15/27                                                                 2,390                   2,448

Total U.S. Treasury Notes (Cost $41,833)                                                               41,793

Yankee Bonds (0.7%)

Storage (0.7%):
Corp Andina De Fomento,
  6.75%, 3/15/05                                                                1,305                   1,295

Total Yankee Bonds (Cost $1,300)                                                                        1,295

Total Investments (Cost $170,150) <F1>--98.5%                                                         170,849

Other assets in excess of liabilities 1.5%                                                              2,604

TOTAL NET ASSETS--100.0%                                                                              173,453


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                        $1,273
     Unrealized depreciation                                                          (574)
     Net unrealized appreciation                                                    $  699

<F2> 144a security which is restricted as to resale to institutional investors.

CMO--Collateralized Mortgage Obligation

MTN--Medium Term Note


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
National Municipal Bond Fund                                           April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Municipal Bonds (89.2%)

Alabama (1.9%):
State Board of Education,
  Bevill State Community College,
  4.25%, 9/1/01, AMBAC                                                            240                 $   239
State Board of Education,
  Bevill State Community College,
  4.88%, 9/1/08,
  Callable 9/1/07 @ 102, AMBAC                                                    100                     100
State Board of Education,
  Bevill State Community College,
  5.00%, 9/1/09,
  Callable 9/1/07 @ 102, AMBAC                                                    245                     246
State Board of Education,
  Bevill State Community College,
  5.10%, 9/1/10,
  Callable 9/1/07 @ 102, AMBAC                                                    210                     211
State Board of Education,
  Bevill State Community College,
  5.13%, 9/1/11,
  Callable 9/1/07 @ 102, AMBAC                                                    250                     251
                                                                                                        1,047

Alaska (0.5%):
Anchorage, Series B, GO,
  5.25%, 10/1/02, FGIC                                                            250                     258

Arizona (10.3%):
Maricopa County School
  District No. 11, GO,
  Projects of 1996--Series A,
  4.80%, 7/1/07, AMBAC                                                            600                     606
Maricopa County School
  District No. 79, GO,
  Litchfield Elementary,
  Projects of 1995--Series A,
  5.00%, 7/1/03, FGIC                                                             125                     128
Maricopa County Unified
  School District, No. 95,
  Queens Creek, GO, Series A,
  5.20%, 7/1/05, AMBAC                                                            125                     130
Mohave County Unified
  School District, GO,
  4.50%, 7/1/08, FGIC                                                             350                     344
Navajo County Unified
  School District, GO, Series A,
  5.00%, 7/1/06, MBIA                                                             375                     386
Pima County Industrial
  Development Authority,
  5.00%, 4/1/04, MBIA                                                           1,000                   1,026
Pima County Industrial
  Development Authority,
  5.25%, 4/1/06, MBIA                                                           1,000                   1,039
Pima County Unified
  School District, GO,
  3.75%, 7/1/98, FGIC                                                             790                     790
Pima County Unified
  School District, GO,
  0.00%, 7/1/98, FGIC                                                             170                     169
Pinal County School
  District, Series A, GO,
  5.40%, 7/1/07, FGIC                                                             270                     285
Pinal County University,
  Series B, GO,
  4.50%, 7/1/06, FGIC                                                             150                     149
Yuma County School
  District, Series A, GO,
  6.00%, 7/1/08, MBIA                                                             600                     668
                                                                                                        5,720

Arkansas (3.3%):
State Development Finance
   Authority, Drivers'
  License Revenue,
  4.60%, 6/1/06, FGIC                                                             500                     496
Texarkana Public Facilities
   Board, Waterworks
  Facilities Revenue,
  4.90%, 9/1/05, FGIC                                                             570                     581
Texarkana Public Facilities
  Board, Waterworks
  Facilities Revenue,
  5.00%, 9/1/07, FGIC                                                             250                     256
Texarkana Public Facilities
  Board, Waterworks
  Facilities Revenue,
  5.13%, 9/1/09,
  Callable 9/1/07 @ 100, FGIC                                                     460                     471
                                                                                                        1,804

California (0.6%):
Walnut Valley Unified
  School District,
  Series A, GO,
  6.85%, 8/1/07, MBIA                                                             300                     350

Colorado (2.8%):
State Board of Agriculture,
  5.00%, 3/1/11,
  Callable 3/1/07 @ 101, AMBAC                                                    500                     500
University of Northern Colorado,
  Auxiliary Facilities System,
  5.60%, 6/1/24,
  Callable 6/1/07 @ 100, MBIA                                                   1,000                   1,022
                                                                                                        1,522

Connecticut (0.4%):
State, Special Tax Obligation
  Revenue Bond, Series B,
  6.00%, 9/1/06                                                                   200                     219

District of Columbia (2.8%):
Georgetown University Revenue,
  7.15%, 4/1/21,
  Callable 4/1/99 @ 102                                                         1,500                   1,568

Florida (3.5%):
Indian Trace Community
  Development District,
  Water Management Special
  Benefit Assessment,
  5.00%, 5/1/09,
  Callable 5/1/07 @ 101, MBIA                                                     725                     742
Indian Trace Community
  Development District,
  Water Management Special
  Benefit Assessment,
  5.00%, 5/1/11,
  Callable 5/1/07 @ 101, MBIA                                                   1,000                   1,006
Orlando Utilities Commission,
  Water & Electric Revenue,
  5.80%, 10/1/06                                                                  150                     163
                                                                                                        1,911

Georgia (0.9%):
South Fulton Municipal
  Regional Jail,
  5.20%, 12/1/05, MBIA                                                            250                     260
Upper Oconee Basin
  Water Authority,
  5.25%, 7/1/27,
  Callable 7/1/08 @ 102, FGIC                                                     250                     246
                                                                                                          506

Hawaii (2.7%):
Honolulu City, GO,
  6.00%, 11/1/05, MBIA                                                          1,385                   1,504

Idaho (2.0%):
State Building Authority
  Building Revenue,
  4.75%, 9/1/25,
  Callable 9/1/08 @ 100, MBIA                                                   1,215                   1,106

Illinois (10.4%):
Chicago Public Building
  Commission,
  6.05%, 1/1/06,
  Callable 1/1/05 @ 100, AMBAC                                                    250                     270
Cicero, Series A, GO,
  5.35%, 12/1/06, AMBAC                                                           530                     553
Northlake, Tax Increment, GO,
  5.00%, 12/1/04, MBIA                                                            500                     515
Southern Illinois University,
  Housing & Auxiliary
  Facilities System,
  5.00%, 4/1/05, MBIA                                                             100                     102
Southern Illinois University,
  Housing & Auxiliary
  Facilities System,
  5.00%, 4/1/08,
  Callable 4/1/07 @ 102, MBIA                                                     200                     202
Southern Illinois University,
  Housing & Auxiliary
  Facilities System,
  5.00%, 4/1/06, MBIA                                                             125                     127
State Educational
  Facilities Authority,
  Shedd Aquarium Society,
  4.85%, 7/1/05, AMBAC                                                            500                     506
State Health Facilities Authority,
  5.55%, 10/1/06, FGIC                                                          1,000                   1,055
State Health Facilities Authority,
  5.60%, 10/1/07, FGIC                                                          2,310                   2,450
                                                                                                        5,780

Indiana (1.4%):
University South Indiana Revenue,
  4.65%, 10/1/07, FGIC                                                            500                     493
Westfield Elementary School
  Building Corp.,
  5.00%, 7/15/01, AMBAC                                                           280                     286
                                                                                                          779

Iowa (3.9%):
State Finance Authority,
  Hospital Facility Revenue,
  Trinity Regional
  Hospital Project,
  5.00%, 7/1/02, FSA                                                              550                     561
State Finance Authority,
  Hospital Facility Revenue,
  Trinity Regional
  Hospital Project,
  5.10%, 7/1/03, FSA                                                              585                     600
State Finance Authority,
  Housing Health Care,
  Wesley Retirement
  Services, Inc.,
  4.10%<F2>, 4/1/05,
  LOC Norwest Bank                                                              1,000                   1,000
                                                                                                        2,161

Kansas (0.6%):
Haysville,
  Water & Wastewater Utility,
  4.25%, 10/1/98, FSA                                                             110                     110
Haysville,
  Water & Wastewater Utility,
  4.50%, 10/1/99, FSA                                                             105                     106
Haysville,
  Water & Wastewater Utility,
  4.60%, 10/1/00, FSA                                                             130                     132
                                                                                                          348

Michigan (2.5%):
Byron Center, GO,
  5.40%, 5/1/07, MBIA                                                             242                     257
Byron Center, GO,
  5.40%, 5/1/07,
  Callable 5/1/05 @ 101, MBIA                                                      13                      13
Grosse Ile Township
  School District, GO,
  6.00%, 5/1/22,
  Callable 5/1/17 @ 100, FGIC                                                     250                     276
Leslie Public Schools, GO,
  5.55%, 5/1/07,
  Callable 5/1/05 @ 101, AMBAC                                                    250                     268
Municipal Bond Authority,
  6.70%, 11/1/06,
  Callable 11/1/04 @ 102                                                          225                     256
Municipal Bond Authority,
  6.80%, 11/1/07,
  Callable 11/1/04 @ 102                                                          275                     312
                                                                                                        1,382

Minnesota (3.7%):
Southern Minnesota Municipal
  Power, Series A,
  4.70%, 1/1/02, AMBAC                                                          2,000                   2,023

Mississippi (0.4%):
Jackson Municipal Airport
  Authority Revenue,
  5.13% 12/1/27,
  Callable 12/1/07 @ 100, AMBAC                                                   250                     238

Missouri (2.0%):
Excelsior Springs School
  District Building Corp.,
  6.50%, 3/1/09,
  Callable 3/1/04 @ 100, FSA                                                      500                     549
West Plains Improvement Authority,
  Leasehold Revenue,
  5.00%, 5/1/06, MBIA                                                             550                     559
                                                                                                        1,108

New Mexico (3.2%):
Highlands University
  Revenue Bond,
  4.50%, 6/15/07, AMBAC                                                           755                     744
State Mortgage Finance
  Authority, Single Family
  Mortgage Program,
  Series C-3,
  5.95%, 7/1/28,
  Callable 1/1/07 @ 102                                                         1,000                   1,040
                                                                                                        1,784

New York (3.6%):
New York City,
  4.25%<F2>, 8/15/21
  LOC Morgan Guaranty Trust                                                     2,000                   2,000

Ohio (10.2%):
Akron Economic Development,
  4.70%, 12/1/07, MBIA                                                            415                     416
Akron Economic Development,
  4.80%, 12/1/08,
  Callable 12/1/07 @ 102, MBIA                                                    925                     929
Butler County Transportation
  Improvement District, Series A,
  5.00%, 4/1/07, FSA                                                            1,000                   1,017
Canton Utility System
  Improvement, GO,
  4.45%, 12/1/03, AMBAC                                                           200                     200
Kent City School District, GO,
  5.15%, 12/1/05, FGIC                                                            250                     260
Kent State University,
  5.00%, 5/1/05, MBIA                                                             230                     236
Mahoning County Hospital,
  Series A,
  4.60%, 11/15/07, MBIA                                                           750                     740
Orrville, Electric System Revenue,
  4.60%, 12/1/04, AMBAC                                                           130                     131
State Higher Educational Facilities,
  John Carroll University Project,
  5.25%, 4/1/07                                                                   315                     325
State, Special Obligation,
  Elementary and Secondary Facilities,
  5.80%, 6/1/03, AMBAC                                                            500                     532
Toledo, Series A, GO,
  4.55%, 12/1/05, FGIC                                                            260                     259
Warren, GO, 4.70%,
  11/1/06, AMBAC                                                                  335                     337
Warren, GO, 4.75%,
  11/1/07, AMBAC                                                                  275                     276
                                                                                                        5,658

Oregon (1.8%):
Dechutes County School District, GO,
  4.50% 12/1/08, FGIC                                                           1,000                     983

Tennessee (2.0%):
Dickson, Electric and
  Revenue Utility,
  5.00%, 9/1/03, MBIA                                                             500                     514
Metropolitan Nashville Airport,
  4.45%, 7/1/06, FGIC                                                             615                     607
                                                                                                        1,121

Texas (1.4%):
Conroe Independent School
  District, GO,
  6.50%, 2/1/04                                                                   200                     220
Keller Independent School
  District, GO,
  6.20%, 8/15/04                                                                  200                     219
State, Series A, GO,
  6.00%, 10/1/08                                                                  100                     111
Ysleta Independent School
  District, GO,
  5.60%, 8/15/02                                                                  200                     209
                                                                                                          759

Utah (0.9%):
State Water Finance
  Agency, Series A,
  4.05%, 10/1/98, MBIA                                                            500                     501

Washington (4.7%):
Pierce County School District,
  No. 003, Puyallup, GO,
  5.50%, 12/1/01, FGIC                                                            605                     629
Pierce County School District,
  No.320, Sumner, GO,
  5.50%, 12/1/02, MBIA                                                          1,000                   1,045
Seattle Municipal Light & Power,
  6.00%, 7/1/03                                                                   200                     215
Skagit County School District,
  No. 103, Anacortes, GO,
  4.75%, 12/1/01, FGIC                                                            200                     203
Spokane County School
  District, GO,
  5.40%, 12/1/07, FGIC                                                            500                     528
                                                                                                        2,620

West Virginia (0.9%):
West Virginia University,
  5.13%, 4/1/27,
  Callable 4/1/08 @ 102, AMBAC                                                    500                     484

Wisconsin (3.5%):
Milwaukee Sewer District,
  Series A, GO,
  6.70%, 10/1/02                                                                  200                     218
State, Health & Educational
  Facilities Authority,
  5.20%, 12/15/07, MBIA                                                         1,675                   1,725
                                                                                                        1,943

Wyoming (0.4%):
Sweetwater County School
  District, GO,
  6.00%, 6/1/98                                                                   225                     225

Total Municipal Bonds (Cost $48,213)                                                                   49,412

Warrants (5.4%)

Alabama (5.4%):
Phoenix City
  Water & Sewer Revenue,
  4.40% 8/15/05, MBIA                                                           1,000                     987
Phoenix City
  Water & Sewer Revenue,
  4.45% 8/15/06, MBIA                                                           1,000                     986
Phoenix City
  Water & Sewer Revenue,
  4.50% 8/15/07, MBIA                                                             500                     492
Scottsboro, Series B,
  5.30%, 7/1/06, FSA                                                              100                     105
Scottsboro, Series B,
  5.38%, 7/1/07,
  Callable 7/1/06 @ 102, FSA                                                      400                     421
                                                                                                        2,991

Total Warrants (Cost $2,994)                                                                            2,991

Investment Companies (2.8%)
Federated Tax-Free
  Money Market Fund                                                           419,209                     419
Nuveen Tax-Exempt
  Money Market                                                              1,147,647                   1,148

Total Investment Companies (Cost $1,567)                                                                1,567

Total Investments (Cost $52,774) <F1>--97.4%                                                           53,970

Other assets in excess of liabilities 2.6%                                                              1,421

TOTAL NET ASSETS--100.0%                                                                              $55,391


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                        $1,309
     Unrealized depreciation                                                          (113)
     Net unrealized appreciation                                                    $1,196

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHLMC--Federal Home Loan Mortgage Corp.

FSA--Insured by Financial Security Assurance

GO--General Obligation

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Assoc.

<F2> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements.

The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect April 30, 1998.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
New York Tax-Free Fund                                                 April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


New York Municipal Bonds (96.2%)
Metropolitan Transportation
  Authority,
  4.75%, 4/1/28,
  Callable 4/1/08 @ 100, FGIC                                                     250                 $   227
Metropolitan Transportation
  Authority, Series A,
  5.25%, 4/1/26,
  Callable 4/1/07 @ 101, MBIA                                                     750                     739
Metropolitan Transportation
  Authority, Transportation
  Facilities, Series I,
  7.00%, 7/1/09, AMBAC                                                            250                     295
Metropolitan Transportation
  Authority, Transportation
  Facilities, Series K,
  7.50%, 7/1/17,
  Prerefunded 7/1/98 @ 102,
  AMBAC                                                                         1,200                   1,230
Monroe-Woodbury Central
  School District, GO,
  5.70%, 5/15/27,
  Callable 5/15/06 @ 102, MBIA                                                    300                     311
Monroe-Woodbury Central
  School District, GO,
  5.70%, 5/15/26,
  Callable 5/15/06 @ 102, MBIA                                                    500                     518
Nassau County Industrial
  Development Agency,
  Civic Facilities,
  Hofstra University Project,
  6.75%, 8/1/11,
  Callable 8/1/01 @ 102, AMBAC                                                    250                     271
New York City Housing
  Development Corp.,
  Multi-Unit Mortgage, Series A,
  7.30%, 6/1/10,
  Callable 6/1/01 @ 102, FHA                                                      700                     747
New York City Housing
  Development Corp.,
  Multi-Unit Mortgage, Series A,
  7.35%, 6/1/19,
  Callable 6/1/01 @ 102, FHA                                                      675                     720
New York City Housing
  Development Corp., Series 1,
  7.38%, 4/1/17,
  Callable 5/4/98 @ 101.5, MBIA                                                   335                     341
New York City Industrial
  Development Agency,
  Civic Facilities, USTA
  National Tennis Center Project,
  6.38%, 11/15/14,
  Callable 11/15/04 @ 102, FSA                                                    200                     220
New York City Municipal Water
  Finance Authority, Water &
  Sewer System Revenue,
  6.75%, 6/15/16,
  Prerefunded 6/15/01
  @ 101, FGIC                                                                     325                     352
New York City Munipical Water
  Finance Authority,
  6.75%, 6/15/16,
  Callable 6/15/01 @ 101, FGIC                                                    325                     348
New York City Transit Authority,
  Transit Facilities,
  Livingston Plaza Project,
  7.50%, 1/1/20,
  Prerefunded 1/1/00 @ 102, FSA                                                   220                     236
New York City, Cultural Resources,
  Museum of Modern Art,
  6.63%, 1/1/11,
  Prerefunded 1/1/02
  @ 102, AMBAC                                                                    680                     746
New York City, Series B, GO,
  7.00%, 10/1/18,
  Callable 10/1/99
  @ 100, FSA, ETM                                                                 300                     312
New York City, Series C, GO,
  7.00%, 2/1/12,
  Callable 2/1/98
  @ 101, FGIC                                                                      60                      61
North Hempstead,
  4.75%, 1/15/23,
  Callable 1/15/08 @ 101, FGIC                                                    750                     688
Port Authority of
  New York & New Jersey,
  109th Series,
  5.38%, 7/15/27,
  Callable 1/15/07 @ 101, FSA                                                     500                     501
State Dormitory Authority,
  5.25%, 7/1/22,
  Callable 7/1/07 @ 101, MBIA                                                     500                     493
State Dormitory Authority,
  5.75%, 7/1/26,
  Callable 7/1/07 @ 102, MBIA                                                     500                     520
State Dormitory Authority,
  City University, Series 2,
  6.75%, 7/1/24,
  Pre-refunded 7/1/04 @ 102,
  MBIA                                                                            700                     798
State Dormitory Authority,
  Ithaca College,
  6.50%, 7/1/10,
  Callable 7/1/01 @ 102, MBIA                                                     750                     807
State Dormitory Authority, Judicial
  Facilities Leases, Series B,
  7.00%, 4/15/16,
  Callable 4/15/01 @ 102, MBIA                                                    225                     244
State Dormitory Authority,
  Siena College,
  5.75%, 7/1/26,
  Callable 7/1/07 @ 102, MBIA                                                     250                     260
State Dormitory Authority,
  St. John's University,
  5.70%, 7/1/26,
  Callable 7/1/06 @ 102, MBIA                                                     700                     723
State Dormitory Authority,
  University of Rochester,
  Series A,
  5.00%, 7/1/27,
  Callable 7/1/08 @ 101, MBIA                                                     250                     237
State Local Governmentt
  Assistance, Series B,
  4.88%, 4/1/20,
  Callable 4/1/08 @ 101, MBIA                                                   1,000                     939
State Medical Care Facilities
  Finance Agency,
  7.38%, 8/15/19,
  Prerefunded 8/15/99
  @ 102, MBIA                                                                     330                     351
State Medical Care Facilities
  Finance Agency,
  7.38%, 8/15/19,
  Callable 8/15/99 @ 102, MBIA                                                    170                     180
State Medical Care Facilities
  Finance Agency, North
  Shore University Hospital,
  7.20%, 11/1/20,
  Callable 11/1/00 @ 102, MBIA                                                    565                     611
State Medical Care Facilities
  Finance Agency,
  St. Luke's, Series B,
  7.45%, 2/15/29,
  Prerefunded 2/15/00
  @ 102, MBIA                                                                     340                     366
State Tollway Authority,
  Series A,
  5.00%, 4/1/18,
  Callable 4/1/08 @ 101                                                         1,000                     965
State Tollway Authority,
  Series C,
  6.00%, 1/1/25,
  Callable 1/1/05 @ 102, FGIC                                                     550                     583
State Urban Development Corp.,
  Correctional Facilities,
  Series 1,
  7.50%, 1/1/20,
  Prerefunded 1/1/00
  @ 102, FSA                                                                      400                     430
State, GO,
  6.75%, 8/1/19,
  Callable 8/1/01 @ 102, AMBAC                                                    325                     352
State, GO,
  6.75%, 8/1/18,
  Callable 8/1/01 @ 102, AMBAC                                                    370                     401
Triborough Bridge & Tunnel
  Authority, Series T,
  7.00%, 1/1/20,
  Prerefunded 1/1/01
  @ 102, MBIA                                                                     900                     980
Triborough Bridge & Tunnel
  Authority, Special Obligation,
  Series B,
  6.88%, 1/1/15,
  Callable 1/1/02 @ 102, AMBAC                                                  1,000                   1,075

Total New York Municipal Bonds
  (Cost $19,258)                                                                                       20,178

Investment Companies (1.9%)
Providence of New York Fund                                                   397,127                     397

Total Investment Companies (Cost $397)                                                                    397

Total Investments (Cost $19,655) <F1>--98.1%                                                           20,575

Other assets in excess of liabilities 1.9%                                                                404

TOTAL NET ASSETS--100.0%                                                                              $20,979


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                        $1,006
     Unrealized depreciation                                                           (86)
     Net unrealized appreciation                                                    $  920

AMBAC--AMBAC Indemnity Corp.

FGIC--Financial Guaranty Insurance Co.

FHA--Federal housing Administration

GO--General Obligation

MBIA--Municipal Bond Insurance Assoc.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Ohio Municipal Bond Fund                                               April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Municipal Bonds (93.5%)

Alternative Minimum Tax Paper (15.7%):
Cuyahoga County
  Multifamily Revenue,
  6.60%, 10/20/30,
  Callable 10/20/05 @ 102, GNMA                                                 2,000                 $ 2,138
State Education Loan, Series A-1,
  5.85%, 12/1/19,
  Callable 6/1/07 @ 102, AMBAC                                                  2,000                   2,056
State Housing Finance Agency,
  6.15%, 3/1/29,
  Callable 9/1/07 @ 102, GNMA                                                   1,500                   1,576
Student Loan Funding Corp.,
  Series A,
  5.50%, 12/1/01                                                                3,300                   3,383
Student Loan Funding Corp.,
  Series A,
  5.85%, 8/1/04                                                                 3,000                   3,110
                                                                                                       12,263

General Obligations (44.0%):

County, City & Special District (10.3%):
Bath Township,
  0.00%, 12/1/07, AMBAC                                                           205                     130
Bath Township,
  0.00%, 12/1/08, AMBAC                                                           205                     123
Butler County,
  5.60%, 12/1/09,
  Callable 12/1/06 @ 101, AMBAC                                                   355                     379
Butler County,
  5.65%, 12/1/10,
  Callable 12/1/06 @ 101, AMBAC                                                   155                     165
Cleveland,
  5.00%, 8/1/18,
  Callable 8/1/07 @ 102, MBIA                                                   1,000                     969
Columbiana County,
  5.20%, 12/1/17,
  Callable 12/1/07 @ 101, FSA                                                   1,000                     992
Cuyahoga Falls,
  5.25%, 12/1/17,
  Callable 12/1/07 @ 102, FGIC                                                    500                     501
Madison County,
  7.00%, 12/1/19,
  Callable 12/1/04 @ 102, AMBAC                                                   600                     684
Monroe Falls, Series A,
  6.95%, 12/1/14,
  Callable 12/1/04 @ 101, AMBAC                                                 1,000                   1,130
Toledo,
  5.50%, 12/1/12,
  Callable 12/1/07 @ 102, FGIC                                                  1,085                   1,131
Toledo,
  5.63%, 12/1/11,
  Callable 12/1/06 @ 102, AMBAC                                                 1,000                   1,064
Toledo, Series B,
  4.35%, 12/1/02, FGIC                                                            195                     195
Toledo, Series B,
  4.45%, 12/1/03, FGIC                                                            115                     115
Toledo, Series B,
  4.55%, 12/1/04, FGIC                                                            130                     131
Toledo, Series B,
  4.60%, 12/1/06, FGIC                                                            170                     170
Toledo, Series B,
  4.65%, 12/1/07, FGIC                                                            145                     145
                                                                                                        8,024

Education (27.7%):
Anthony Wayne Local
  School District,
  5.75%, 12/1/18,
  Callable 12/1/05 @ 101, FGIC                                                  1,000                   1,038
Avon Local School District,
  5.50%, 12/1/04, AMBAC                                                           665                     705
Avon Local School District,
  5.55%, 12/1/05, AMBAC                                                           250                     266
Batavia Local School District,
  7.00%, 12/1/14, MBIA                                                          1,500                   1,763
Big Walnut Local
  School District,
  0.00%, 12/1/08, AMBAC                                                           585                     352
Big Walnut Local
  School District,
  0.00%, 12/1/09, AMBAC                                                           250                     142
Brecksville-Broadview Heights,
  City School District,
  6.50%, 12/1/16,
  Callable 12/1/06 @ 102, FGIC                                                  1,000                   1,126
Canal Winchester Local
  School District,
  4.60%, 12/1/08 FGIC                                                             150                     148
Delaware City School District,
  5.75%, 12/1/20,
  Callable 12/1/05 @ 101, FGIC                                                  1,000                   1,036
Forest Hills Local School District,
  4.00%, 12/1/98, MBIA                                                            165                     165
Franklin City School District,
  0.00%, 12/1/12, AMBAC                                                           280                     132
Franklin City School District,
  0.00%, 12/1/13, AMBAC                                                           280                     124
Franklin City School District,
  0.00%, 12/1/14, AMBAC                                                           280                     117
Indian Lake Local School District,
  5.38% 12/1/23,
  Callable 12/1/06 @ 101, FGIC                                                  1,050                   1,052
Indian Lake Local School District,
  0.00%, 12/1/11, AMBAC                                                           250                     126
Indian Lake Local School District,
  0.00%, 12/1/12, AMBAC                                                           250                     117
Indian Lake Local School District,
  0.00%, 12/1/13, AMBAC                                                           250                     110
Indian Lake Local School District,
  0.00%, 12/1/14, AMBAC                                                           250                     104
Indian Lake Local School District,
  0.00%, 12/1/15, AMBAC                                                           250                      97
Indian Lake Local School District,
  0.00%, 12/1/16, AMBAC                                                           250                      92
Indian Valley Local School District,
  7.00%, 12/1/14,
  Callable 12/1/05 @ 102, AMBAC                                                 2,500                    2,88
Lakeview Local School District,
  6.95%, 12/1/19,
  Callable 12/1/04 @ 102, AMBAC                                                 1,250                   1,422
Liberty Benton Local School District,
  0.00%, 12/1/15, AMBAC                                                           570                     224
Liberty Benton Local School District,
  0.00%, 12/1/16, AMBAC                                                           285                     106
McComb Local School District,
  4.70%, 12/1/06, MBIA                                                            140                     141
Olentangy Local School
  District, Series A,
  6.25%, 12/1/14,
  Callable 12/1/04 @ 102                                                          500                     544
Reynoldsburg City School District,
  4.75%, 12/1/05, FGIC                                                             10                      10
Reynoldsburg City School District,
  4.80%, 12/1/06, FGIC                                                            235                     238
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/06, FGIC                                                            145                      97
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/07, FGIC                                                            245                     155
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/08, FGIC                                                            245                     147
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/09, FGIC                                                            240                     137
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/10, FGIC                                                            245                     131
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/11, FGIC                                                            245                     124
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/12, FGIC                                                            240                     113
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/13, FGIC                                                            240                     107
Ripley-Union-Lewis
  Local School District,
  0.00%, 12/1/14, FGIC                                                            235                      98
Southern Local School District,
  0.00%, 12/1/07, FGIC                                                            140                      89
Southern Local School District,
  0.00%, 12/1/08, FGIC                                                            140                      84
Southern Local School District,
  0.00%, 12/1/09, FGIC                                                            145                      82
Southern Local School District,
  0.00%, 12/1/10, FGIC                                                            145                      77
Southern Local School District,
  0.00%, 12/1/11, FGIC                                                            140                      71
Southern Local School District,
  0.00%, 12/1/12, FGIC                                                            140                      66
Southern Local School District,
  0.00%, 12/1/13, FGIC                                                            140                      62
Southern Local School District,
  0.00%, 12/1/14, FGIC                                                            140                      59
Sycamore Community
  School District,
  0.00%, 12/1/07, OID                                                             360                     226
Twinsburg Local School District,
  5.90%, 12/1/21,
  Callable 12/1/06 @ 102, FGIC                                                  2,000                   2,109
University Of Cincinnati,
  Edwards Center Project,
  4.50%, 12/1/06, OLD                                                             600                     591
Upper Arlington
  City School District,
  5.13%, 12/1/19,
  Callable 12/1/06 @ 101, MBIA                                                  1,250                   1,217
Wadsworth City School District,
  0.00%, 12/1/07, FGIC                                                            555                     352
Wadsworth City School District,
  0.00%, 12/1/08, FGIC                                                            555                     333
Wadsworth City School District,
  5.00 %, 12/1/22,
  Callable 12/1/08 @ 101, FGIC                                                    500                     478
Wadsworth City School District,
  5.13%, 12/1/15,
  Callable 12/1/08 @ 101, FGIC                                                    200                     199
                                                                                                       21,582

Public Facilities (Convention, Sport,
  Public Buildings) (2.4%):
Centerville, Capital Facilities,
  5.63%, 12/1/26,
  Callable 12/1/05 @ 101, MBIA                                                    285                     292
Crawford County,
  Correctional Facilities,
  6.75%, 12/1/19,
  Callable 12/1/05 @ 101,
  AMBAC                                                                         1,385                   1,560
                                                                                                        1,852

Utility (Sewers, Telephone, Electric)
  (3.6%):
Canton, Waterworks System,
  5.75%, 12/1/10,
  Callable 12/1/05 @ 102, AMBAC                                                   500                     537
Huron County, Landfill Issue II,
  5.60%, 12/1/09,
  Callable 12/1/07 @ 102, MBIA                                                    320                     345
Huron, County Landfill Issue II,
  5.40%, 12/1/07, MBIA                                                            285                     302
Lucas, County Metropolitan
  Sewer & Water District,
  5.45%, 12/1/17,
  Callable 12/1/07 @ 102                                                          505                     509
Toledo, Sewer Improvements,
  6.10%, 12/1/14,
  Callable 12/1/04 @ 102, AMBAC                                                 1,000                   1,086
                                                                                                        2,779

Total General Obligations                                                                              34,237

Revenue Bonds (33.8%):

County, City & Special District (1.2%):
Akron, Economic Development,
  5.00%, 12/1/18,
  Callable 12/1/07 @ 102, MBIA                                                  1,000                     969

Education (5.4%):
State, Higher Education Facility
  Revenue, Series II B,
  5.88%, 12/1/04,
  Callable 12/1/01 @ 102                                                        1,000                   1,062
State, Higher Educational Facility
  Revenue, John Carroll
  University Project,
  5.05%, 4/1/04                                                                   150                     154
State, Higher Educational Facility
  Revenue, Xavier University,
  6.00%, 5/15/08,
  Callable 5/15/07 @ 102, MBIA                                                    500                     550
State, Higher Educational Facilty
  Revenue, University of Dayton,
  5.40%, 12/1/22,
  Callable 12/1/07 @ 101, AMBAC                                                 1,000                   1,002
University of Akron, General Receipts,
  5.00%, 1/1/02, AMBAC                                                            440                     449
University of Cincinnati, General
  Receipts, Series AD,
  5.10%, 6/1/11,
  Callable 6/1/07 @ 101                                                           350                     350
Youngstown State University,
  4.25%, 12/15/06 AMBAC                                                           100                      97
Youngstown State University,
  4.25%, 12/15/07 AMBAC                                                           300                     289
Youngstown State University,
  4.30%, 12/15/08,
  Callable 12/15/07 @ 101, AMBAC                                                  250                     240
                                                                                                        4,193

Hospitals, Nursing Homes
  & Health Care (11.9%):
Cuyahoga County Hospital,
  University Hospital Health,
  Series A,
  5.63%, 1/15/21,
  Callable 1/15/06 @ 102, MBIA                                                  1,300                   1,326
Garfield Heights,
  Marymont Hospital,
  6.70%, 11/15/15,
  Callable 11/15/02 @ 102                                                       1,000                   1,084
Lake County Hospital,
  Improvement Facilities,
  6.38%, 8/15/03, AMBAC                                                         1,800                   1,963
Lorain County Hospital,
  Catholic Healthcare Partners,
  5.50%, 9/1/27,
  Callable 9/1/07 @ 102, MBIA                                                     530                     536
Lucas County Hospital,
  Promedica Healthcare,
  5.75%, 11/15/14,
  Callable 11/15/06 @ 102, MBIA                                                 2,000                   2,106
Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/03, MBIA                                                           635                     699
Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/04, MBIA                                                           675                     751
Portage County Hospital,
  Robinson Memorial,
  6.50%, 11/15/05, MBIA                                                           715                     801
                                                                                                        9,266

Housing (3.5%):
Cap Corp., Housing Mangement
  Revenue, Bucyrus Estate,
  5.75%, 7/1/06,
  Callable 7/1/05 @ 102, MBIA                                                     235                     247
Cuyahoga County Multifamily
  Revenue, Water Street Assoc.,
  6.15%, 12/20/26,
  Callable 6/20/08 @ 105, GNMA                                                    850                     892
Cuyahoga County Multifamily
  Revenue, Water Street Assoc.,
  5.60%, 6/20/08, GNMA                                                            370                     386
Ohio Capital Corporation,
  Mutifamily Housing Revenue,
  5.50%, 1/1/24,
  Callable 1/1/03 @ 1100, FHA                                                   1,235                   1,227
                                                                                                        2,752

Public Facilities (Convention, Sport,
  Public Buildings) (4.1%):
State Building Authority,
  Adult Correctional Facilities,
  6.00%, 10/1/07,
  Callable 10/1/03 @ 102                                                        2,000                   2,168
State Building Authority,
  Sports Facilities Building,
  5.00%, 10/1/07, FSA                                                             450                     462
Toledo, Lucas County,
  Convention Center Project,
  5.50%, 10/1/10,
  Callable 10/1/06 @ 102, MBIA                                                    500                     528
                                                                                                        3,158

Utility (Sewers, Telephone, Electric)
  (7.7%):
Barberton Sewer System Revenue,
  4.50%, 12/1/06 FGIC                                                             250                     248
Cleveland Public Power
  Systems, Series A,
  7.00%, 11/15/24,
  Prerefunded 11/15/04
  @ 102, MBIA                                                                   1,985                   2,299
Cleveland Waterworks, Series H,
  5.75%, 1/1/21,
  Callable 1/1/06 @ 102, MBIA                                                     950                     986
Huber Heights Water Systems,
  5.55%, 12/1/10,
  Callable 12/1/05 @ 102, MBIA                                                    815                     862
Huber Heights Water Systems,
  0.00%, 12/1/22, MBIA                                                            475                     126
Huber Heights Water Systems,
  0.00%, 12/1/24, MBIA                                                          1,095                     261
Huber Heights Water Systems,
  0.00%, 12/1/25, MBIA                                                          1,070                     241
Southwest Regional Water,
  6.00%, 12/1/20,
  Callable 12/1/05 @ 101, MBIA                                                    500                     531
Springboro Sewer Systems,
  4.00%, 6/1/98, MBIA                                                             135                     135
Toledo Waterworks,
  5.00%, 11/15/02, FGIC                                                           300                     308
                                                                                                        5,997

Total Revenue Bonds                                                                                    26,335

Total Municipal Bonds (Cost $69,582)                                                                   72,835

Investment Companies (8.4%)
Federated Ohio Municipal
  Cash Trust Fund                                                           3,090,617                   3,091
Fidelity Ohio Tax Free
  Money Market                                                              3,464,357                   3,464

Total Investment Companies (Cost $6,555)                                                                6,555

Total Investments (Cost $76,137) <F1>--101.9%                                                          79,390

Liabilities in excess of other assets (1.9)%                                                           (1,504)

TOTAL NET ASSETS--100.0%                                                                              $77,886


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                        $3,430
     Unrealized depreciation                                                          (177)
     Net unrealized appreciation                                                    $3,253

AMBAC--AMBAC Indemnity Corp.

FGIC--Insured by Financial Guaranty Insurance Corp.

FNMA--Federal National Mortgage Assoc.

FSA--Insured by Financial Security Assurance

GNMA--Insured by Government National Mortgage Assoc.

EDR--Economic Development Revenue

IDR--Industrial Development Revenue

LOC--Letter of Credit

MBIA--Insured by Municipal Bond Insurance Assoc.

GO--General Obligation


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Balanced Fund                                                          April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (5.1%)

Financial Services (5.1%):
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                21,433                $ 21,433

Total Commercial Paper (Cost $21,433)                                                                  21,433

Common Stocks (53.1%)

Aerospace/Defense (0.6%):
AlliedSignal, Inc.                                                             57,400                   2,515

Aluminum (0.4%):
Aluminum Co. of America                                                        21,700                   1,682

Automobiles (1.0%):
Chrysler Corp.                                                                 31,000                   1,246
Ford Motor Co.                                                                 14,041                     643
General Motors Corp.                                                           35,000                   2,358
                                                                                                        4,247

Banks (5.0%):
BankAmerica Corp.                                                              47,800                   4,063
Chase Manhattan Corp.                                                          14,400                   1,995
First Union Corp.                                                              70,200                   4,239
Mellon Bank Corp.                                                              18,000                   1,296
Norwest Corp.                                                                  90,000                   3,572
U.S. Bancorp                                                                   15,000                   1,905
Wells Fargo & Co.                                                              10,500                   3,869
                                                                                                       20,939

Beverages (1.7%):
Anheuser-Busch Cos., Inc.                                                      84,000                   3,848
PepsiCo, Inc.                                                                  80,000                   3,175
                                                                                                        7,023

Chemicals--General (0.5%):
Air Products & Chemicals, Inc.                                                 25,500                   2,217

Computers & Peripherals (2.9%):
Cisco Systems, Inc. <F2>                                                       39,000                   2,857
Hewlett-Packard Co.                                                            33,800                   2,546
International Business Machines Corp.                                          60,000                   6,952
                                                                                                       12,355

Conglomerates (1.4%):
General Electric Co.                                                           40,300                   3,431
Textron, Inc.                                                                  30,800                   2,410
                                                                                                        5,841

Consumer Products (0.6%):
Colgate-Palmolive Co.                                                          15,500                   1,390
Newell Co.                                                                     22,600                   1,092
                                                                                                        2,482

Containers (0.3%):
Sonoco Products Co.                                                            30,000                   1,206

Cosmetics & Related (0.5%):
Avon Products, Inc.                                                            27,100                   2,227

Electrical Equipment (0.6%):
Emerson Electric Co.                                                           42,200                   2,685

Electronic & Electrical--
  General (0.7%):
Lucent Technologies, Inc.                                                      28,352                   2,158
Motorola, Inc.                                                                 12,000                     668
                                                                                                        2,826

Entertainment (1.0%):
The Walt Disney Co.                                                             8,000                     995
Viacom, Inc., Class B <F2>                                                     53,700                   3,114
                                                                                                        4,109

Financial Services (1.5%):
American Express Co.                                                           14,300                   1,459
Associates First Capital Corp.                                                  3,679                     275
Fannie Mae                                                                     61,200                   3,664
Franklin Resources, Inc.                                                       20,000                   1,070
                                                                                                        6,468

Food Processing & Packaging (1.6%):
ConAgra, Inc.                                                                  98,000                   2,860
Sara Lee Corp.                                                                 64,000                   3,812
                                                                                                        6,672

Forest Products--
  Lumber & Paper (0.3%):
Bowater, Inc.                                                                   9,000                     503
Mead Corp.                                                                     28,000                     970
                                                                                                        1,473

Health Care (0.5%):
Columbia/HCA Healthcare Corp.                                                  67,500                   2,223

Insurance (0.6%):
Everest Reinsurance Holdings, Inc.                                             60,500                   2,496

Insurance--Multi-Line (2.4%):
Allstate Corp.                                                                 73,942                   7,116
General Re Corp.                                                               13,900                   3,108
                                                                                                       10,224

Medical Supplies (0.8%):
Biomet, Inc.                                                                   58,000                   1,740
Medtronic, Inc.                                                                28,000                   1,474
                                                                                                        3,214

Newspapers (0.5%):
Dow Jones & Co., Inc.                                                          43,500                   2,118

Oil & Gas Exploration,
  Production & Services (1.1%):
Anadarko Petroleum Corp.                                                       15,000                   1,099
Enron Corp.                                                                    72,600                   3,571
                                                                                                        4,670

Oil-Integrated Companies (5.9%):
Atlantic Richfield Co.                                                         24,000                   1,872
Chevron Corp.                                                                  66,001                   5,457
Mobil Corp.                                                                    84,400                   6,666
Phillips Petroleum Co.                                                         79,600                   3,945
Netherlands Oil                                                                 1,600                      91
Texaco, Inc.                                                                  104,000                   6,396
                                                                                                       24,427

Oilfield Services & Equipment (1.3%):
Baker Hughes, Inc.                                                             74,600                   3,021
Schlumberger, Ltd.                                                             32,000                   2,652
                                                                                                        5,673

Paint, Varnishes, Enamels (0.2%):
Sherwin-Williams Co.                                                           21,400                     762

Pharmaceuticals (4.8%):
Abbott Laboratories                                                            50,000                   3,656
American Home Products Corp.                                                   40,400                   3,762
Bristol-Myers Squibb Co.                                                       15,000                   1,588
Merck & Co., Inc.                                                              25,000                   3,013
Pfizer, Inc.                                                                   71,200                   8,104
                                                                                                       20,123

Pollution Control Services
  & Equipment (0.5%):
Waste Management, Inc.                                                         59,000                   1,977

Publishing (0.8%):
Time Warner, Inc.                                                              45,500                   3,572

Railroads (0.3%):
Union Pacific Corp.                                                            24,000                   1,314

Retail (1.4%):
Dayton Hudson Corp.                                                            43,400                   3,789
Wal-Mart Stores, Inc.                                                          43,800                   2,215
                                                                                                        6,004

Retail--Department Stores (1.3%):
J. C. Penney Co., Inc.                                                         41,000                   2,914
May Department Stores Co.                                                      45,000                   2,776
                                                                                                        5,690

Retail--Drug Stores (0.6%):
Walgreen Co.                                                                   69,600                   2,401

Retail--Specialty Stores (0.7%):
AutoZone, Inc. <F2>                                                            30,000                     906
Lowe's Cos., Inc.                                                              28,000                   1,958
                                                                                                        2,864

Semiconductors (0.8%):
Intel Corp.                                                                    27,400                   2,214
LSI Logic Corp. <F2>                                                           40,000                   1,085
                                                                                                        3,299

Software & Computer
  Services (0.7%):
Microsoft Corp. <F2>                                                           21,000                   1,892
Oracle Corp. <F2>                                                              47,750                   1,236
                                                                                                        3,128

Steel (0.2%):
USX--U.S. Steel Group, Inc.                                                    17,100                     669

Telecommunications (0.6%):
Australia Telecom, ADR                                                          1,950                      92
WorldCom, Inc. <F2>                                                            55,000                   2,353
                                                                                                        2,445

Utilities--Electric (2.0%):
Consolidated Edison Co.
  of New York, Inc.                                                            32,400                   1,466
DQE, Inc.                                                                      20,000                     688
Duke Energy Corp.                                                              45,000                   2,604
FirstEnergy Corp.                                                              15,000                     454
Korea Electric Power Corp., ADR                                                 6,900                      64
PacifiCorp                                                                     40,000                     930
Texas Utilities Co.                                                            52,000                   2,080
                                                                                                        8,286

Utilities--Telecommunications
  (4.5%):
Ameritech Corp.                                                                96,000                   4,086
AT&T Corp.                                                                     35,000                   2,102
Bell Atlantic Corp.                                                            28,000                   2,620
GTE Corp.                                                                      75,500                   4,412
Hungary Telecom, ADR <F2>                                                       4,000                     118
MCI Telecommunications Corp.                                                  116,000                   5,836
                                                                                                       19,174

Total Common Stocks (Cost $138,752)                                                                   223,720

Foreign Common Stocks (4.2%)

Australia (0.1%):
Banks (0.0%):
National Australia Bank Ltd.                                                    9,000                     128

Leisure--Recreation, Gaming
  (0.0%):
Aristocrat Leisure Ltd.                                                        35,000                      82

Oil & Gas Exploration,
  Production & Services (0.0%):
Woodside Petroleum Ltd.                                                        10,638                      70

Publishing (0.1%):
Publishing & Broadcasting Ltd.                                                 32,000                     152

Retail (0.0%):
Woolworths Ltd.                                                                29,000                     100

Total Australia                                                                                           532

Brazil (0.0%):
Utilities--Telecommunications
  (0.0%):
Telecomunicacoes Brasileiras
  S/A-Telebras, ADR                                                             1,000                     122

Total Brazil                                                                                              122

Britain (0.8%):
Advertising (0.0%):
WPP Group PLC                                                                  15,000                      95

Aerospace/Defense (0.0%):
British Aerospace                                                               3,000                     101

Banks (0.1%):
HSBC Holdings PLC                                                               5,000                     157
Lloyds TSB Group PLC                                                           17,000                     254
                                                                                                          411

Diversified (0.0%):
BTR PLC                                                                        42,102                     140

Food & Dairy Products (0.0%):
Associated British Foods PLC                                                    2,600                      25

Leisure--Recreation, Gaming
  (0.1%):
Ladbroke Group PLC                                                             50,000                     276

Manufacturing--Miscellaneous
  (0.0%):
Siebe PLC                                                                       4,500                     102

Oil & Gas Exploration,
  Production & Services (0.0%):
British Petroleum Co. PLC                                                       8,200                     129

Pharmaceuticals (0.1%):
Glaxo Wellcome PLC                                                              8,500                     240

Printing & Publishing (0.0%):
Reed International PLC                                                         12,000                     106

Retail--Department Stores (0.0%):
Marks & Spencer PLC                                                            15,000                     143

Transportation (0.3%):
National Express Group PLC                                                     26,000                     406
Peninsular & Oriental
  Steam Navigation Co.                                                         22,000                     325
                                                                                                          731

Utilities--Telecommunications
  (0.1%):
British Telecommunications PLC                                                 23,000                     250

Utilities--Water (0.0%):
Severn Trent PLC                                                                4,000                      65

Total Britain                                                                                           2,814

Canada (0.0%):
Forest Products--Lumber & Paper
  (0.0%):
Abitibi-Consolidated, Inc.                                                     10,000                     150

Total Canada                                                                                              150

Finland (0.1%):
Banks (0.1%):
Merita Ltd., Class A                                                           55,497                     372

Telecommunications (0.0%):
Nakia Oyj, Class A                                                              2,700                     181

Total Finland                                                                                             553

France (0.4%):
Computers & Peripherals (0.0%):
Cap Gemini SA                                                                   1,000                     130
Cap Gemini SA--New <F2>                                                            88                      11
                                                                                                          141

Conglomerates (0.0%):
Compagnie Generale d'Industrie
  et de Participations                                                             82                      41

Diversified (0.2%):
Compagnie de Saint Gobain                                                       2,350                     392
Compagnie Generale des Eaux                                                     1,500                     279
                                                                                                          671

Food Processing & Packaging
  (0.1%):
Groupe Danone                                                                     900                     212

Oil & Gas Exploration,
  Production & Services (0.0%):
Elf Aquitaine SA                                                                1,300                     170

Oil-Integrated Companies (0.1%):

Total SA, Class B                                                               1,950                     232

Pharmaceuticals (0.1%):
Rhone-Poulenc, Class A                                                          5,000                     244

Utilities--Telecommunications
  (0.0%):
France Telecom SA                                                               1,200                      65

Total France                                                                                            1,776

Germany (0.4%):
Airlines (0.0%):
Deutsche Lufthansa AG, Registered                                               7,500                     175

Automobiles (0.1%):
Daimler-Benz AG                                                                 2,360                     231

Banks (0.1%):
Commerzbank AG                                                                  4,600                     179
Deutsche Bank                                                                   2,200                     171
                                                                                                          350

Chemicals--General (0.1%):
BASF AG                                                                         6,300                     281

Electric--Utility (0.0%):
Veba AG                                                                         2,000                     132

Insurance (0.0%):
Allianz AG                                                                        600                     185

Manufacturing--Miscellaneous
  (0.1%):
Siemens AG                                                                      3,000                     176

Software & Computer Services (0.0%):
Systeme, Anwendungen,
  Produkte In Der Datenver                                                        200                      95

Total Germany                                                                                           1,625

Greece (0.1%):
Banks (0.1%):
National Bank Of Greece                                                           800                     141

Telecommunications (0.0%):
Hellenic Telecommunication
  Organization SA                                                               4,000                     114

Total Greece                                                                                              255

Hong Kong (0.1%):
Banks (0.0%):
Hang Seng Bank                                                                  3,500                      29

Newspapers (0.0%):
South China Morning Post
  (Holdings) Ltd.                                                             164,000                      98

Real Estate (0.1%):
Hutchison Whampoa Ltd.                                                         19,000                     117
New World Development Co. Ltd.                                                 45,000                     129
                                                                                                          246

Utilities--Electric (0.0%):
Beijing Datang Power
  Generation Co. Ltd. <F2>                                                     95,000                      39

Total Hong Kong                                                                                           412

Hungary (0.0%):
Oil-Integrated Companies (0.0%):
MOL Magyar Olaj-es Gazipari Rt.                                                 4,000                     122

Transportation Leasing
  & Trucking (0.0%):
RABA Rt.                                                                        5,000                      78

Total Hungary                                                                                             200

Ireland (0.1%):
Banks (0.1%):
Allied Irish Banks PLC                                                         21,000                     290

Building Materials (0.0%):
CRH PLC                                                                        12,000                     171

Total Ireland                                                                                             461

Italy (0.3%):
Automobiles (0.1%):
Fiat SpA-RNC                                                                   92,000                     229

Banks (0.0%):
Istituto Bancario San Paolo
  di Torino SpA                                                                 9,000                     130

Financial Services (0.0%):
Istituto Mobiliare Italiano SpA                                                 9,000                     147

Food & Dairy Products (0.0%):
Parmalat Finanziaria SpA                                                       47,000                     106

Insurance--Multi-Line (0.0%):
Assicurazioni Generali                                                          5,000                     150

Utilities--Telecommunications
  (0.2%):
Telecom Italia Mobile SpA                                                      45,000                     257
Telecom Italia SpA                                                             34,883                     184
                                                                                                          441

Total Italy                                                                                             1,203

Japan (0.5%):
Automobiles (0.2%):
Honda Motor Co. Ltd.                                                           13,000                     472

Banks (0.0%):
Bank of Tokyo--Mitsubishi Ltd.                                                 15,000                     186

Building Materials (0.0%):
Rinnai Corp.                                                                    3,000                      48

Construction (0.0%):
Obayashi Corp.                                                                 17,000                      76

Cosmetics & Related (0.1%):
Kao Corp.                                                                      12,000                     177
Shiseido Co. Ltd.                                                              11,000                     145
                                                                                                          322

Electronic & Electrical--
  General (0.0%):
Matsushita Electric Industrial Co. Ltd.                                         8,000                     129
Sony Corp.                                                                        100                       8
                                                                                                          137

Entertainment (0.0%):
Nintendo Co. Ltd.                                                               1,000                      92

Financial Services (0.1%):
Takefuji Corp.                                                                  5,000                     263

Food Manufacturing (0.0%):
Q.P. Corp.                                                                     10,000                      72

Health Care (0.0%):
Hoya Corp.                                                                      4,000                     133

Insurance (0.0%):
Tokio Marine & Fire Insurance Co.                                              15,000                     163

Manufacturing--Miscellaneous
  (0.0%):
Mitsubishi Heavy Industries                                                    30,000                     111

Paint, Varnishes, Enamels (0.0%):
Kansai Paint                                                                   15,000                      38

Retail--Department Stores
  (0.0%):
Isetan Co. Ltd.                                                                12,000                     100

Tools (0.0%):
Makita Corp.                                                                    6,000                      65

Total Japan                                                                                             2,278

Malaysia (0.0%):
Automobiles (0.0%):
Oriental Holdings Berhad                                                       42,000                      88

Total Malaysia                                                                                             88

Mexico (0.0%):
Diversified (0.0%):
Desc, SA, ADR                                                                   2,800                      81

Total Mexico                                                                                               81

Netherlands (0.3%):
Banks (0.2%):
ABN Amro Holding N.V.                                                           4,400                     107
ING Groep Financial Services N.V.                                               4,497                     292
                                                                                                          399

Containers (0.0%):
Koninklijke Emballage
  Indusrie Van Leer N.V.                                                        7,400                     189

Electronic & Electrical--
  General (0.1%):
Philips Electronics N.V.                                                        3,300                     291

Food Distributors, Supermarkets
  & Wholesalers (0.0%):
Koninklijke Ahold N.V.                                                          3,000                      94

Insurance (0.0%):
Aegon N.V.                                                                      1,000                     130

Oil-Integrated Companies (0.0%):
Royal Dutch Petroleum Co.                                                       2,000                     110

Total Netherlands                                                                                       1,213

New Zealand (0.0%):
Fisheries (0.0%):
Sanford Ltd.                                                                   12,000                      17

Household Goods--Appliances,
  Furnishings & Electronics (0.0%):
Fisher & Paykel Industries Ltd.                                                15,100                      45

Total New Zealand                                                                                          62

Norway (0.1%):
Banks (0.1%):
Den Norske Bank ASA                                                            50,000                     264

Construction (0.0%):
Kvaerner ASA                                                                    1,000                      44

Transportation (0.0%):
Bergesen D Y ASA, Class A                                                       4,000                      86

Total Norway                                                                                              394

Portugal (0.2%):
Banks (0.1%):
Banco Commercial Portugues, SA                                                 11,000                     386

Building Materials (0.1%):
Cimpor-Cimentos de Portugal,
  SGPS, SA                                                                     10,000                     370

Utilities--Telecommunications
  (0.0%):
Portugal Telecom, SA                                                            2,800                     150

Total Portugal                                                                                            906

Spain (0.3%):
Banks (0.1%):
Banco Santander, SA,                                                            5,000                     263
Corporacion Bancaria de Espana, SA                                              2,000                     167
                                                                                                          430

Construction (0.1%):
Dragados & Construcciones, SA                                                  10,000                     324

Utilities--Electric (0.0%):
Endesa, SA                                                                      7,000                     170

Utilities--Telecommunications
  (0.1%):
Telefonica de Espana                                                            5,500                     230

Total Spain                                                                                             1,154

Sweden (0.1%):
Household Goods--Appliances,
  Furnishings & Electronics (0.1%):
Electrolux AB, Class B                                                          1,500                     140

Pharmaceuticals (0.0%):
Astra AB, Class A                                                               6,000                     123

Telecommunications (0.0%);
Telefonaktiebolaget LM Ericsson,
  Class B                                                                       2,500                     132

Total Sweden                                                                                              395

Switzerland (0.3%):
Banks (0.1%):
Credit Suisse Group, Registered                                                 1,297                     285
Union Bank of Switzerland                                                         113                     182
                                                                                                          467

Food Products (0.0%):
Nestle SA, Registered                                                              40                      78

Insurance (0.0%):
Baloise Holding Ltd.,
  Registered <F2>                                                                  90                     208

Pharmaceuticals (0.2%):
Novartis AG, Registered                                                           131                     217
Roche Holding AG                                                                   25                     253
                                                                                                          470

Total Switzerland                                                                                       1,223

Total Foreign Common Stocks
  (Cost $14,065)                                                                                       17,897

Preferred Stocks (0.0%)

Germany (0.0%):
Automobiles (0.0%):
Volkswagen AG                                                                     200                     118
Consumer Products (0.0%):
Gardena Holding AG <F2>                                                         3,888                      87

Total Germany                                                                                             205

Total Preferred Stocks (Cost $146)                                                                        205

Convertible Bonds (0.0%)

Banks (0.0%):
Mitsubishi Bank International
  Finance Bermuda,
  3.00%, 11/30/02                                                                  94                      98

Total Convertible Bonds (Cost $100)                                                                        98

Asset Backed Securities (2.0%)
California Infrastructure PG&E,
  Series 1997-1, Class A8,
  6.48%, 12/26/09                                                               1,200                   1,210
EQCC Home Equity Loan Trust,
  Series 1997-3, Class A7,
  6.93%, 2/15/29,
  Callable 7/15/04 @ 100                                                          800                     801
EQCC Home Equity Loan Trust,
  Series 1997-3, Class A8,
  6.41%, 12/15/04                                                                 830                     831
Equicredit Home Equity Loan
  Trust 1998-1, Class A6F,
  6.25%, 12/15/07                                                                 955                     949
Lehman Large Loan,
  Series 1997-LLI, Class A,
  6.79%, 6/12/04, CMO                                                           1,721                   1,762
Morgan Stanley Capital,
  Series 1998-HF1, Class A2,
  6.52%, 1/15/08, CMO                                                           1,300                   1,300
The Money Store Home Equity Trust,
  Series 1997-B, Class A8,
  6.90%, 7/15/38,
  Callable 11/15/05 @ 100                                                       1,350                   1,373

Total Asset Backed Securities (Cost $8,199)                                                             8,226

Corporate Bonds (12.1%)

Agriculture & Livestock (0.2%):
Cargill, Inc.,
  5.95%, 5/15/37,
  Putable 5/15/99 @ 100 <F3>                                                    1,000                   1,005

Automobiles (0.7%):
Chrysler Financial Corp.,
  6.09%, 4/6/01                                                                 1,950                   1,950
Daimler-Benz North America,
  7.38%, 9/15/06                                                                  815                     870
Ford Motor Co.,
  9.00%, 9/15/01                                                                  100                     109
                                                                                                        2,929

Banks (1.0%):
BankAmerica Corp.,
  8.38%, 3/15/02                                                                1,000                   1,070
Bankers Trust New York
  Corp., Series A,
  6.70%, 10/1/07                                                                  400                     404
First Union Corp.,
  9.45%, 8/15/01                                                                1,200                   1,317
Nationsbank,
  6.60%, 5/15/10,                                                                 750                     753
Wells Fargo & Co.,
  6.25%, 4/15/08                                                                  600                     592
                                                                                                        4,136

Brokerage Services (0.4%):
Lehman Brothers Holdings,
  7.38%, 5/15/04                                                                1,000                   1,040
Morgan Stanley Group, Inc.,
  5.63%, 3/1/99                                                                   800                     797
                                                                                                        1,837

Chemicals--General (0.2%):
E.I. Dupont Nemour,
  6.50%, 1/15/28                                                                  900                     878

Conglomerates (0.2%):
Corporacion Andina de Fomento,
  6.75%, 3/15/05                                                                  940                     933

Electronic & Electrical--
  General (0.4%):
Sony Corp.,
  6.13%, 3/4/03                                                                 1,500                   1,498

Entertainment (0.2%):
Loews Corp.,
  6.75%, 12/15/06                                                                 875                     884

Financial Services (1.9%):
Associates Corp., N.A.,
  6.00%, 4/15/03                                                                  695                     690
Conseco, Inc.,
  6.40%, 2/10/03                                                                  750                     740
First Union,
  8.04%, 12/1/26,
  Callable 12/1/06 @ 104.02                                                       950                   1,015
NBG Finance PLC,
  6.29%<F4>, 6/24/07,
  Callable 6/24/02 @ 100                                                          985                     975
Republic New York-Stop,
  7.53%, 12/4/26,
  Callable 12/4/06 @ 103.77                                                     1,500                   1,543
Tokai Preferred Capital Co., LLC,
  9.98%, 12/29/49,
  Callable 6/30/08 @ 100 <F3>                                                   1,300                   1,285
Transamerica Capital III,
  7.63%, 11/15/37 <F3>                                                          1,800                   1,861
                                                                                                        8,109

Food Processing & Packaging
  (0.2%):
Nabisco, Inc.,
  6.00%, 2/15/01                                                                  925                     917

Industrial Goods & Services (2.2%):
Dana Corp.,
  7.00%, 3/15/28                                                                  550                     551
EOP Operating LP,
  6.75%, 2/15/08 <F3>                                                           2,460                   2,451
Georgia-Pacific Corp.,
  9.95%, 6/15/02                                                                1,000                   1,121
Lockheed Martin,
  7.20%, 5/1/36                                                                   550                     586
News America Holdings,
  7.75%, 12/1/45                                                                1,400                   1,461
Racers Kellogg,
  5.75%, 2/2/01 <F3>                                                              600                     596
U.S. Surgical Corp.,
  7.25%, 3/15/08                                                                  815                     813
USX Corp.,
  7.20%, 2/15/04                                                                  500                     518
Weyerhaeuser Co.,
  6.95%, 10/1/27                                                                  950                     946
                                                                                                        9,043

Insurance (1.6%):
Liberty Mutual,
  8.20%, 5/4/07 <F3>                                                            2,500                   2,761
Lumbermens Mutual,
  8.30%, 12/1/37 <F3>                                                             475                     505
Metropolitan Life Insurance Co.,
  6.30%, 11/1/03 <F3>                                                           1,800                   1,789
Prudential Insurance,
  8.30%, 7/1/25                                                                 1,335                   1,489
                                                                                                        6,544

Oil & Gas Exploration,
  Production & Services (0.1%):
Occidental Petroleum,
  7.20%, 4/1/28                                                                   420                     418

Oil & Gas Utility (0.2%):
KN Energy, Inc.,
  7.25%, 3/1/28                                                                   800                     803

Publishing (0.6%):
Time Warner, Inc.,
  7.75%, 6/15/05                                                                1,750                   1,857
Time Warner, Inc.,
  9.15%, 2/1/23                                                                   425                     520
                                                                                                        2,377

Retail (0.6%):
Dayton Hudson Co.,
  6.40%, 2/15/03                                                                1,650                   1,648
J.C. Penney & Co., Inc.,
  7.60%, 4/1/07                                                                   700                     747
                                                                                                        2,395

Telecommunications (0.7%):
Telecommunications, Inc.,
  9.80%, 2/1/12                                                                 2,425                   3,034

Utilities--Electric (0.7%):
Western Resources, Inc.,
  6.88%, 8/1/04                                                                 3,000                   3,075

Utilities--Telecommunications
  (0.0%):
Bell Atlantic Financial Service,
  5.75%, 4/1/03,
  Callable 4/1/01 @ 102.3 <F3>                                                    200                     208

Total Corporate Bonds (Cost $50,665)                                                                   51,023

Rights & Warrants (0.0%)

Spain (0.0%):
Utilities--Telecommunications
  (0.0%):
Telefonica de Espana,
  Expire 5/7/98                                                                 4,000                       3

Total Spain                                                                                                 3

Total Rights & Warrants (Cost $0)                                                                           3

U.S. Treasury Notes (9.5%)
6.25%, 5/31/99                                                                  9,051                   9,116
6.00%, 8/15/00                                                                  9,584                   9,664
6.38%, 3/31/01                                                                  3,865                   3,941
6.63%, 3/31/02                                                                  3,402                   3,516
5.75%, 4/30/03                                                                  1,530                   1,537
7.88%, 11/15/04                                                                   783                     873
7.00%, 7/15/06                                                                    300                     324
5.50%, 2/15/08                                                                  3,865                   3,816
6.63%, 2/15/27                                                                  4,831                   5,235
6.13%, 11/15/27                                                                 2,015                   2,064

Total U.S. Treasury Notes (Cost $40,130)                                                               40,086

U.S. Government Agencies (1.5%)

Federal Home Loan Bank (0.2%):
5.75%, 4/30/01                                                                    785                     784

Federal Home Loan Mortgage
  Corp. (0.4%):
7.00%, 5/1/28                                                                   1,742                   1,763

Federal National Mortgage
  Assoc. (0.9%):
5.63%, 3/15/01                                                                    890                     887
6.55%, 9/12/05                                                                  2,725                   2,820
                                                                                                        3,707

Total U.S. Government Agencies
  (Cost $6,242)                                                                                         6,254

U.S. Government Mortgage Backed (12.2%)

Federal Home Loan Mortgage
  Corp. (2.8%):
7.50%, 4/1/07, Gold Pool #E35216                                                  229                     235
6.50%, 7/1/10, Gold Pool #E20189                                                  518                     521
6.50%, 12/1/10, Gold Pool #E00408                                               1,622                   1,630
8.50%, 6/1/12, Pool #G10783                                                     1,474                   1,533
8.00%, 9/1/17, Pool #A01373                                                     1,596                   1,652
9.00%, 6/1/19, Pool #555324                                                     1,163                   1,232
8.50%, 7/1/21, Pool #555275                                                     1,601                   1,683
6.25%, 5/15/27                                                                  1,515                   1,501
7.00%, 3/1/28, Pool #C00592                                                     1,631                   1,651
                                                                                                       11,638

Federal National Mortgage
  Assoc. (2.4%):
6.00%, 11/1/08, Pool #247872                                                    1,458                   1,442
8.50%, 5/1/12, Pool #401621                                                       324                     338
6.00%, 2/1/13, Pool #417022                                                     1,613                   1,590
6.00%, 3/1/13, Pool #421248                                                       646                     637
6.00%, 4/1/13, Pool #402299                                                     1,664                   1,639
7.00%, 9/1/27, Pool #397614                                                       650                     657
7.00%, 12/1/27, Pool #398139                                                      577                     584
7.00%, 12/1/27, Pool #398127                                                      972                     983
6.50%, 1/1/28, Pool #398188                                                       619                     613
6.50%, 2/1/28, Pool #416632                                                       577                     571
7.00%, 2/1/28, Pool #409997                                                       983                     993
                                                                                                       10,047

Government National Mortgage
  Assoc. (7.0%):
9.50%, 7/15/09, Pool #34413                                                       151                     163
9.00%, 10/15/09, Pool #780592                                                     949                   1,019
9.00%, 12/15/09, Pool #780009                                                     752                     806
8.50%, 7/15/10, Pool #780516                                                      579                     612
9.00%, 11/15/16, Pool #190846                                                     126                     135
9.00%, 9/15/19, Pool #271709                                                      440                     469
7.50%, 9/15/21, Pool #355350                                                      938                     962
8.50%, 3/15/23, Pool #342556                                                      246                     258
7.00%, 10/15/23, Pool #354660                                                   3,005                   3,040
7.50%, 11/15/23, Pool #366573                                                     850                     873
7.00%, 12/15/23, Pool #780468                                                   2,592                   2,632
7.00%, 12/15/23, Pool #780577                                                   2,390                   2,427
7.50%, 12/15/23, Pool #780359                                                   2,210                   2,277
7.50%, 12/15/23, Pool #780598                                                   2,566                   2,645
7.00%, 1/15/24, Pool #371006                                                      743                     751
7.00%, 6/15/24, Pool #780502                                                    2,491                   2,529
7.50%, 11/15/24, Pool #780467                                                     687                     708
7.00%, 2/15/26, Pool #421684                                                    1,057                   1,070
7.00%, 11/15/26, Pool #780463                                                   1,179                   1,197
7.50%, 7/15/27, Pool #447756                                                      598                     614
7.50%, 8/15/27, Pool #455273                                                      161                     166
7.50%, 8/15/27, Pool #456543                                                      438                     450
7.50%, 10/15/27, Pool #453371                                                     283                     291
7.50%, 12/15/27, Pool #461605                                                     462                     474
7.50%, 2/15/28, Pool #410449                                                      527                     542
7.50%, 2/15/28, Pool #467669                                                      803                     825
6.50%, 4/15/28, Pool #442331                                                    1,639                   1,624
                                                                                                       29,559

Total U.S. Government Mortgage Backed
  (Cost $50,780)                                                                                       51,244

Total Investments (Cost $330,512) <F1>--99.7%                                                         420,189

Other assets in excess of liabilities 0.3%                                                              1,315

TOTAL NET ASSETS--100.0%                                                                             $421,504


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $92,014
     Unrealized depreciation                                                        (2,337)
     Net unrealized appreciation                                                   $89,677

<F2> Non-income producing securities.

<F3> 144a security which is restricted as to resale to institutional investors.

<F4> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 1998.

ADR--American Depository Receipt

CMO--Collateratlized Mortgage Obligation


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Convertible Securities Fund                                            April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (1.9%)
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 2,376                 $ 2,376

Total Commercial Paper (Cost $2,376)                                                                    2,376

Common Stocks (6.5%)

Banks (3.4%):
Commerce Bancorp, Inc.                                                         34,650                   1,988
First Republic Bancorp, Inc.                                                   37,000                   1,272
Mercantile Bancorporation, Inc.                                                17,000                     941
                                                                                                        4,201

Forest Products (0.8%):
Fort James Corp.                                                               20,000                     993

Oil Marketing & Refining (0.8%):
Ultramar Diamond Shamrock Corp.                                                28,868                     933

Oilfield Services & Equipment (0.6%):
ICO, Inc.                                                                      36,050                     780

Real Estate (0.5%):
Excel Realty Trust, Inc.                                                       19,188                     512

Steel (0.4%):
AK Steel Holding Corp.                                                         20,000                     420

Total Common Stocks (Cost $4,630)                                                                       7,839

Convertible Bonds (40.6%)

Advertising (0.3%):
Omnicom Group, Inc.,
  Subordinated Debentures,
  2.25%, 1/6/13,
  Callable 12/31/01 @ 112.84 <F3>                                                 325                     372

Apparel--Footwear (0.6%):
Genesco, Inc., Subordinated Notes,
  5.50%, 4/15/05,
  Callable 4/17/01 @ 103.14 <F3>                                                  750                     785

Automotive Parts (1.2%):
Pep Boys--Manny, Moe & Jack,
  Subordinated Notes,
  4.00%, 9/1/99,
  Callable 9/15/98 @ 100                                                        1,500                   1,479

Banks (0.5%):
Midlantic Corp.,
  Subordinated Debentures,
  8.25%, 7/1/10,
  Continuously Callable @ 100                                                     250                     648

Broadcasting & Publishing (1.8%):
Scholastic Corp., Subordinated Notes,
  5.00%, 8/15/05,
  Callable 8/15/98 @ 100 <F3>                                                   1,000                     900
Thomas Nelson, Inc.,
  Subordinated Notes,
  5.75%, 11/30/99,
  Continuously Callable
  @ 103.29 <F3>                                                                 1,325                   1,315
                                                                                                        2,215

Commercial Services (2.2%):
CUC International, Inc.,
  Subordinated Notes,
  3.00%, 2/15/02,
  Callable 2/15/00 @ 101.2 <F3>                                                   250                     259
Ogden Corp., Euro-Dollar
  Subordinated Notes,
  5.75%, 10/20/02                                                               2,015                   1,975
PhyMatrix Corp.,
  Subordinated Debentures,
  6.75%, 6/15/03,
  Callable 6/18/99 @ 103.86                                                       500                     409
                                                                                                        2,643

Computers & Peripherals (4.8%):
Convex Computer Corp.,
  Subordinated Debentures,
  6.00%, 3/1/12,
  Continuously Callable @ 100                                                     500                     489
Data General Corp.,
  Subordinated Notes,
  6.00%, 5/15/04,
  Callable 5/18/00 @ 103.43                                                       750                     720
EMC Corp., Subordinated Notes,
  3.25%, 3/15/02,
  Callable 3/15/00 @ 101.3                                                        500                   1,056
HMT Technology Corp.,
  Subordinated Notes,
  5.75%, 1/15/04,
  Callable 1/20/00 @ 103.29 <F3>                                                  250                     218
HMT Technology Corp.,
  Subordinated Notes,
  5.75%, 1/15/04,
  Callable 1/20/00 @ 103.29                                                     1,500                   1,304
Micron Technology, Inc.,
  Subordinated Notes,
  7.00%, 7/1/04,
  Callable 7/3/01 @ 103                                                         1,000                     964
Read-Rite Corp.,
  Subordinated Notes,
  6.50%, 9/1/04,
  Callable 9/7/00 @ 103.7                                                       1,250                   1,006
                                                                                                        5,757

Conglomerates (1.1%):
MascoTech, Inc.,
  Subordinated Debentures,
  4.50%, 12/15/03,
  Callable 12/15/97 @ 102.5                                                     1,500                   1,395

Electronic & Electrical--
  General (0.5%):
Lam Research Corp.,
  Subordinated Notes,
  5.00%, 9/1/02 <F3>                                                              750                     653

Electronic Components/
  Instruments (0.8%):
VLSI Technology, Inc.,
  Subordinated Notes,
  8.25%, 10/1/05,
  Callable 10/3/99 @ 102.48                                                     1,000                     991

Financial Services (0.8%):
Fort Bend Holding Corp.,
  Subordinated Debentures,
  8.00%, 12/1/05,
  Callable 12/1/98 @ 105.6                                                        400                   1,008

Hazardous Waste Disposal (0.6%):
OHM Corp., Debentures,
  8.00%, 10/1/06                                                                  750                     729

Health Care (1.0%):
NovaCare, Inc.,
  Subordinated Debentures,
  5.50%, 1/15/00,
  Callable 1/15/99 @ 100.79                                                       500                     473
Quantum Health Resources, Inc.,
  Subordinated Debentures,
  4.75%, 10/1/00,
  Callable 10/1/98 @ 101.36                                                       750                     707
                                                                                                        1,180

Hotels & Motels (1.8%):
CapStar Hotel Co.,
  Subordinated Notes,
  4.75%, 10/15/04,
  Callable 10/15/00 @ 100                                                         500                     471
Hilton Hotels Corp.,
  Subordinated Notes,
  5.00%, 5/15/06,
  Callable 5/15/99 @ 102.86                                                     1,500                   1,710
                                                                                                        2,181

Insurance (0.0%):
First Central Financial Corp.,
  Subordinated Debentures,
  9.00%, 8/1/00,
  Callable 8/1/98 @ 100.63 <F4>                                                    76                       0

Medical Equipment & Supplies (0.9%):
ThermoTrex Corp.,
  3.25%, 11/1/07,
  Callable 11/1/00 @ 100,
  Guaranteed by Thermo Electron                                                 1,120                   1,079

Medical--Biotechnology (0.6%):
Chiron Corp., Subordinated Notes,
  1.90% , 11/17/00,
  Callable 11/17/98 @ 95.08                                                       750                     698

Medical--Hospital Services (0.7%):
Medical Care International,
  Subordinated Debentures,
  6.75%, 10/1/06,
  Callable 10/1/01 @ 100                                                        1,000                     900

Oil & Gas Exploration,
  Production & Services (1.5%):
Lomak Petroleum, Inc.,
  Subordinated Debentures,
  6.00%, 2/1/07,
  Callable 2/1/00 @ 104 <F3>                                                      750                     725
SFP Pipeline Holdings, Inc.,
  Debentures, 11.16%, 8/15/10                                                     500                     894
Texaco Capital,
  3.50%, 8/5/04                                                                   250                     258
                                                                                                        1,877

Oil-Integrated Companies (0.8%):
Pennzoil Co.,
  Subordinated Debentures,
  6.50%, 1/15/03,
  Callable 1/15/99 @ 102.6                                                        500                   1,013

Oilfield Services & Equipment (1.7%):
Diamond Offshore Drilling, Inc.,
  Subordinated Notes,
  3.75%, 2/15/07,
  Callable 2/22/01 @ 102.08                                                       475                     634
Loews Corp., Subordinated Notes,
  3.13%, 9/15/07,
  Callable 9/15/02 @ 101.56,
  Convertible into Shares of
  Diamond Offshore Drilling, Inc.                                               1,400                   1,407
                                                                                                        2,041

Pharmaceuticals (3.1%):
ALZA Corp.,
  Subordinated Debentures,
  5.00%, 5/1/06,
  Callable 5/1/01 @ 102.14                                                      1,475                   2,029
Atrix Labs, Inc.,
  Subordinated Notes,
  7.00%, 12/1/04,
  Callable 12/5/00 @ 103 <F3>                                                     500                     574
Omnicare, Inc.,
  Subordinated Debentures,
  5.00%, 12/1/07,
  Callable 12/6/00 @ 103.5 <F3>                                                 1,000                   1,106
                                                                                                        3,709

Pollution Control Services
  & Equipment (1.0%):
USA Waste Services, Inc.,
  Subordinated Notes,
  4.00%, 2/1/02,
  Callable 2/1/00 @ 101.6                                                       1,000                   1,230

Precision Instruments
  & Related (0.9%):
Thermo Instruments,
  4.00%, 1/15/05,
  Callable 1/15/01 @ 100                                                        1,100                   1,129

Primary Metal & Mineral
  Production (1.0%):
Homestake Mining Co.,
  Subordinated Debenture,
  5.50%, 6/23/00,
  Continuously Callable @ 100 <F3>                                              1,250                   1,184

Real Estate (0.9%):
Avatar Holdings,
  Subordinated Notes,
  7.00%, 4/1/05,
  Callable 4/6/01 @ 104                                                         1,000                   1,095

Real Estate Investment
  Trusts (1.9%):
Health Care Property
  Investors, Inc., Subordinated Notes,
  6.00%, 11/8/00,
  Callable 11/15/98 @ 100 <F3>                                                    950                     886
Macerich Co., Subordinated Notes,
  7.25%, 12/15/02,
  Callable 6/15/02 @ 100 <F3>                                                     500                     517
Meditrust, Debentures,
  7.50%, 3/1/01,
  Callable @ Par                                                                  840                     886
                                                                                                        2,289

Retail--Department Stores (0.7%):
Saks Holdings, Inc.,
  Subordinated Notes,
  5.50%, 9/15/06,
  Callable 9/15/99 @ 103.85                                                     1,000                     868

Retail--Drug Stores (0.9%):
Rite Aid Corp.,
  Subordinated Notes,
  5.25%, 9/15/02,
  Callable 9/15/00 @ 102.1 <F3>                                                 1,000                   1,123

Retail--Specialty Stores (2.1%):
Corporate Express, Inc.,
  4.50%, 7/1/00,
  Callable 7/1/99 @ 101.13                                                        750                     682
Michaels Stores, Inc.,
  Subordinated Notes,
  6.75%, 1/15/03,
  Callable 1/15/99 @ 102.62                                                       750                     757
The Sports Authority, Inc.,
  Subordinated Notes,
  5.25%, 9/15/01,
  Callable 9/15/99 @ 102.10                                                       750                     685
The Sports Authority, Inc.,
  Subordinated Notes,
  5.25%, 9/15/01,
  Callable 9/15/99 @ 102.10 <F3>                                                  500                     457
                                                                                                        2,581

Shipbuilding (1.4%):
Halter Marine Group, Inc.,
  Subordinated Notes,
  4.50%, 9/15/04,
  Callable 9/15/00 @ 102.57                                                     2,000                   1,743

Telecommunications (1.4%):
DSC Communications Corp.,
  Subordinated Notes,
  7.00%, 8/1/04,
  Callable 8/1/00 @ 104 <F3>                                                      750                     690
Tel-Save Holdings,
  Subordinated Notes,
  5.00%, 12/15/04,
  Callable 12/18/02 @ 101.43 <F3>                                               1,000                   1,014
                                                                                                        1,704

Transportation Services (0.5%):
Offshore Logistics,
  Subordinated Notes,
  6.00%, 12/15/03,
  Callable 12/15/99 @ 103.43                                                      500                     599

Wholesale Distribution (0.6%):
Richey Electronics, Inc.,
  Subordinated Notes,
  7.00%, 3/1/06,
  Callable 3/4/99 @ 103.5                                                         750                     719

Total Convertible Bonds (Cost $46,521)                                                                 49,617

Convertible Preferred Stock (48.0%)

Banks (5.5%):
Golden State Bancorp,
  8.75%, Series A,
  Callable 10/1/98 @ $26.094                                                   26,000                   2,451
Jefferson-Pilot Corp.,
  7.25%                                                                        27,700                   3,626
Matewan Bancshares, Inc.,
  7.50%, Series A,
  Callable 3/15/00 @ $26.125                                                   19,000                     561
                                                                                                        6,638

Broadcasting & Publishing (1.1%):
Houston Industries, Inc.,
  7.00%, 7/1/00                                                                19,500                   1,353

Broadcasting/Cable (2.9%):
CSC Holdings, Inc.,
  8.50%, Series I,
  Callable 11/1/99 @ $25.70                                                    74,000                   3,552

Commercial Services (0.8%):
Cendant Corp.,
  7.50%, 2/16/01                                                               10,000                     412
Cendant Corp.,
  3.00%, 2/15/02,
  Callable 2/15/00 @ 101.20                                                   525,000                     557
                                                                                                          969

Computers & Peripherals (1.0%):
Unisys Corp., $3.75, Series A                                                  25,000                   1,228

Conglomerates (1.0%):
Corning Delaware L.P.,
  6.00%, Callable 8/5/98 @ $51.80,
  Guaranteed by Corning, Inc.                                                  20,000                   1,263

Construction (1.0%):
Beazer Homes USA, Inc.,
  8.00%, Series A,
  Callable 9/1/98 @ $26.25                                                     35,000                   1,164

Containers--Metal, Glass, Paper,
  Plastic (1.3%):
Crown Cork & Seal, Co., Inc.,
  4.50%                                                                        34,000                   1,643

Financial Services (1.9%):
MCN Financing III, 8.00%                                                       13,100                     773
Merrill Lynch, IMC Global, Inc.
  STRYPES, 6.25%                                                               25,000                     903
Salomon, Inc.,
  6.25%, 2/1/01, Series CSN                                                    10,000                     686
                                                                                                        2,362

Food Processing & Packaging (1.0%):
Ralston Purina Co., 7.00%                                                      20,000                   1,218

Food Products (1.2%):
Suzia Foods Corp.,
  5.50%, 4/1/28,
  Callable 4/1/1 @ $51.72 <F3>                                                 30,000                   1,474

Health & Personal Care (0.8%):
DECS Trust III,
  8.75%, 2/15/01                                                               40,000                     965

Home Decoration Products (0.7%):
Newell Financial Trust I,
  5.25%, 12/1/27,
  Callable 12/1/01 @ $51.58 <F3>                                               15,000                     849

Hotels & Motels (0.4%):
Signature Inns, Inc.,
  $1.70, Series A                                                              26,000                     465

Insurance (3.5%):
American Bankers Insurance,
  $3.125, Series B,
  Callable 8/7/00 @ $51.88                                                      9,000                   1,125
Conseco Finance Trust IV,
  7.00%, 2/16/01, Series F                                                     51,500                   2,810
PLC Capital Trust II, 6.50%                                                     4,500                     281
                                                                                                        4,216

Oil & Gas Exploration,
  Production & Services (2.9%):
Belco Oil & Gas Corp., 6.50%                                                   40,000                   1,035
Lomak Financing Trust,
  5.75%,
  Callable 11/4/00 @ $52.013 <F3>                                              20,000                     855
Western Gas Resources, Inc.,
  $2.625,
  Callable 2/16/99 @ $51.313                                                   40,000                   1,628
                                                                                                        3,518

Oil-Integrated Companies (2.6%):
Unocal Corp.,
  6.25%, Callable 9/3/00 @ $50.00                                              55,000                   3,149

Paper and Forest Products (1.8%):
International Paper Co.,
  5.25%,
  Callable 6/30/99 @ $50.00,
  Guaranteed by
  International Paper Co.                                                      40,000                   2,220

Primary Metal & Mineral
  Production (0.8%):
Cyprus Amax Minerals Co.,
  $4.00,
  Callable 12/18/98 @ $51.60                                                   20,000                     985

Publishing (0.7%):
Readers Digest,
  1.93%, 2/15/01                                                               35,000                     914

Real Estate Investment
  Trusts (4.8%):
Camden Property Trust,
  $2.25, Series A,
  Callable 4/30/01 @ $32.464                                                   25,000                     691
Equity Residential Properties Trust,
  7.00%, Series E,
  Callable 11/1/98 @ $25.875                                                    5,500                     150
FelCor Suite Hotels, Inc.,
  $1.95, Series A,
  Callable 4/30/01 @ $25.00                                                    40,000                   1,145
Glenborough Realty Trust,
  7.75%, Series A,
  Callable 1/16/03 @ $25.97                                                    13,000                     332
Merry Land & Investment Co., Inc.,
  $2.15, Series C,
  Callable 3/31/00 @ $25.00                                                    36,500                     981
Rouse Co., $3.00, Series B                                                     25,500                   1,273
Vornado Realty Trust,
  6.50%, Series A                                                              21,000                   1,208
                                                                                                        5,780

Restaurants (1.1%):
Wendys Financing I,
  5.00%, 9/15/26 Series A                                                      25,000                   1,384

Retail (0.5%):
K-Mart Financing,
  7.75%,
  Callable 6/17/99 @ $52.713                                                   10,000                     658

Software & Computer Services
  (1.3%):
Microsoft Corp.,
  $2.196, Series A                                                             17,000                   1,583

Steel (0.4%):
USX Capital Trust I,
  6.75%,
  Callable 4/1/99 @ $51.30                                                     10,500                     536

Telecommunications (3.1%):
AirTouch Communications, Inc.,
  4.25%, Series C,
  Callable 8/16/00 @ $50.00                                                    20,000                   1,535

Intermedia Communications,
  7.00%
  Callable 10/18/00 @ $26.00 <F3>                                              15,000                     486
SBC Communications, Inc.,
  7.75%, Convertible into
  Shares of Telefonos de
  Mexico or Cash                                                               10,000                     518
Sprint Corp., 8.25%, 3/31/00                                                   20,000                   1,223
                                                                                                        3,762

Tobacco & Tobacco Products (0.3%):
DECS Trust,
  8.50%,
  Convertible to .8333 Shares
  of Dimon, Inc.                                                               24,000                     405

Transportation Leasing
  & Trucking (0.5%):
Automatic Common Exchange
  Security Trust II,
  6.50%, Convertible to shares
  of Republic Industries, Inc.,
  TRACES                                                                       25,000                     650

Transportation Services (1.3%):
Union Pacific Capital,
  6.25%, 4/1/28,
  Callable 4/10/01 @ $51.56 <F3>                                               30,000                   1,635

Utilities--Electric (1.8%):
AES Trust,
  5.38%, Series A,
  Callable 3/31/00 @ $51.68,
  Guaranteed by AES Corp.                                                      10,000                     829
Citizens Utilities Trust,
  5.00%,
  Callable 2/1/99 @ $50.00,
  Guaranteed by Citizens
  Utility Co.                                                                  16,500                     796
El Paso Energy Capital,
  4.75%, 3/31/28,
  Callable 3/31/02 @ $51.43                                                    10,000                     526
                                                                                                        2,151

Total Convertible Preferred Stock
  (Cost $49,251)                                                                                       58,689

Corporate Bonds (1.3%)

Financial Services (0.9%):
Bank Plus Corp., Senior Notes,
  12.00%, 7/18/07,
  Callable 11/15/05 @ 110                                                       1,000                   1,130

Insurance (0.4%):
National Reinsurance Corp.,
  Senior Notes, 8.85%, 1/15/05                                                    400                     449

Total Corporate Bonds (Cost $1,507)                                                                     1,579

Preferred Stocks (1.6%)

Banks (1.6%):
California Federal Preferred Capital,
  9.13%, Series A,
  Callable 12/31/02 @ $26.14                                                   20,000                     540
Chevy Chase Savings Bank,
  13.00%,
  Callable 5/1/03 @ $27.25                                                     25,000                     775
Riggs National Corp.,
  10.75%, Series B,
  Callable 10/1/98 @ $27.25                                                    25,000                     688

Total Preferred Stocks (Cost $1,822)                                                                    2,003

Total Investments (Cost $106,107) <F1>--99.9%                                                          122,103

Liabilities in excess of other assets 0.1%                                                                 45

TOTAL NET ASSETS--100.0%                                                                             $122,148


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $17,877
     Unrealized depreciation                                                        (1,881)
     Net unrealized appreciation                                                   $15,996

<F2> Non-income producing securities.

<F3> 144a security which is restricted as to resale to institutional investors.

<F4> Security has defaulted on interested payments.

STRYPES--Structured Yield Product Exchangeable for Stock

TAPS--Threshold Appreciation Price Secutities

TRACES--Trust Automatic Common Exchange Securities


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Real Estate Investment Fund                                            April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Common Stocks (84.5%)

Commercial Services (4.5%):
Corrections Corp. of America <F2>                                               3,000                 $    83
Insignia Financial Group, Inc.
  Class A <F2>                                                                 15,000                     399
Omega Worldwide, Inc. <F2>                                                          1                       0
Wackenhut Corrections Corp. <F2>                                                5,000                     131
                                                                                                          613

Real Estate Investment Trusts (77.7%):

Diversified (20.8%):
Avatar Holdings, Inc. <F2>                                                      6,000                     161
Capital Automotive REIT                                                         7,500                     117
Captec Net Lease Realty, Inc.                                                  10,000                     161
CCA Prison Realty Trust                                                        10,000                     354
First Union Real Estate Investments                                            10,000                     103
General Growth Properties                                                       5,000                     179
Glenborough Realty Trust, Inc.                                                  3,000                      80
Grove Property Trust                                                           10,000                     108
JP Realty, Inc.                                                                12,000                     290
Kimco Realty Corp.                                                              4,000                     148
Security Capital U.S. Realty                                                    7,000                      92
The Macerich Co.                                                                6,000                     168
TrizecHahn Corp.                                                               14,000                     323
Vornado Realty Trust                                                           14,000                     561
                                                                                                        2,845

Health Care (5.0%):
Alexandria Real Estate Equities, Inc.                                           7,000                     231
Capstone Capital Corp.                                                          5,000                     119
ElderTrust                                                                      3,000                      50
Meditrust Cos.                                                                  7,000                     210
Omega Healthcare Investors, Inc. <F2>                                           2,000                      70
                                                                                                          680

Office (27.4%):
Arden Realty, Inc.                                                              5,000                     140
Boston Properties, Inc. <F2>                                                    12,000                     397
Brandywine Realty Trust                                                        20,000                     455
Cornerstone Properties, Inc.                                                   21,000                     378
Cousins Properties, Inc.                                                        7,000                     212
Crescent Real Estate Equities Co.                                              10,000                     341
Equity Office Properties Trust                                                 15,000                     427
Koger Equity, Inc.                                                              6,000                     129
Mack-Cali Realty Corp.                                                         10,000                     376
Reckson Associates Realty Corp.                                                10,000                     245
Spieker Properties, Inc.                                                       12,000                     474
TriNet Corporate Realty Trust, Inc.                                             5,000                     179
                                                                                                        3,753

Residential (19.6%):
Ambassador Apartments, Inc.                                                     4,250                      87
Apartment Investment &
  Management Co., Class A                                                       5,000                     187
Avalon Properties, Inc.                                                        12,000                     338
Bay Apartment Communities, Inc.                                                12,000                     444
Camden Property Trust                                                           5,000                     147
Equity Residential Properties Trust                                            10,000                     491
Gables Residential Trust                                                       13,000                     354
Manufactured Home Communities, Inc.                                            15,000                     379
Merry Land & Investment Co., Inc.                                               2,000                      42
Summit Properties, Inc.                                                        10,000                     204
                                                                                                        2,673

Retail (4.9%):
Excel Realty Trust, Inc.                                                        6,000                     161
Simon DeBartolo Group, Inc.                                                    10,000                     329
Westfield America, Inc.                                                        10,000                     175
                                                                                                          665

Total Real Estate Investment Trusts                                                                    10,616

Transportation Services (2.3%):
St. Joe Corp.                                                                  10,000                     316

Total Common Stocks (Cost $11,464)                                                                     11,545

Discount Note (15.1%)
Federal Home Loan Mortgage
  Corp. (15.2%):
0.00%, 5/1/98                                                                   2,074                   2,074

Total Discount Note (Cost $2,073)                                                                       2,074

Warrants (0.0%)

Real Estate (0.0%):
Security Capital Group,
  Class B, expires 9/18/98 <F2>                                                   339                       1

Total Warrants (Cost $0)                                                                                    1

Total Investments (Cost $13,537) <F1>--99.6%                                                           13,620

Other assets in excess of liabilities 0.4%                                                                 48

TOTAL NET ASSETS--100.0%                                                                              $13,668


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                         $ 453
     Unrealized depreciation                                                          (370)
     Net unrealized appreciation                                                     $  83

<F2> Non-income producing securities.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Value Fund                                                             April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (1.3%)

Financial Services (1.3%):
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 6,841                $  6,841

Total Commercial Paper (Cost $6,841)                                                                    6,841

Common Stocks (98.7%)
Aerospace/Defense (3.1%):
AlliedSignal, Inc. <F3>                                                       166,940                   7,314
Boeing Co. <F3>                                                               109,000                   5,457
Raytheon Co--Class B                                                            67,000                   3,798
                                                                                                       16,569

Aluminum (0.9%):
Aluminum Co. of America <F3>                                                   62,800                   4,867

Automobiles (2.4%):
Chrysler Corp.                                                                201,400                   8,094
General Motors Corp.                                                           73,000                   4,918
                                                                                                       13,012

Banks (9.0%):
BankAmerica Corp.                                                             157,000                  13,343
Chase Manhattan Corp.                                                          23,300                   3,229
First Union Corp. <F3>                                                        173,000                  10,445
J.P. Morgan & Co., Inc.                                                        17,000                   2,231
Mellon Bank Corp.                                                              95,000                   6,840
U.S. Bancorp <F3>                                                              65,400                   8,306
Wells Fargo & Co.                                                              12,000                   4,422
                                                                                                       48,816

Beverages (2.6%):
Anheuser-Busch Co., Inc. <F3>                                                 147,900                   6,776
PepsiCo, Inc.                                                                 184,500                   7,322
                                                                                                       14,098

Chemicals--General (1.2%):
Air Products & Chemicals, Inc.                                                 48,500                   4,217
RPM, Inc. <F3>                                                                125,000                   2,156
                                                                                                        6,373

Commercial Services (0.6%):
Automatic Data Processing, Inc. <F3>                                           48,800                   3,267

Computers & Peripherals (5.3%):
Bay Networks, Inc. <F2>                                                        90,000                   2,109
Cisco Systems, Inc. <F2> <F3>                                                  75,000                   5,494
Hewlett-Packard Co. <F3>                                                       70,000                   5,272
International Business
  Machines Corp.                                                              138,100                  16,002
                                                                                                       28,877

Conglomerates (0.7%):
Textron, Inc.                                                                  48,800                   3,819

Consumer Products (0.4%):
Colgate-Palmolive Co. <F3>                                                     25,000                   2,242

Containers (1.1%):
Newell Co.                                                                     67,000                   3,237
Sonoco Products Co.                                                            65,000                   2,612
                                                                                                        5,849

Cosmetics & Related (1.0%):
Avon Products, Inc.                                                            69,100                   5,679

Electrical Equipment (2.7%):
Emerson Electric Co.                                                           92,400                   5,879
General Electric Co.                                                          100,600                   8,564
                                                                                                       14,443

Electronic & Electrical--
  General (0.7%):
Millipore Corp. <F3>                                                          109,000                   3,761


Financial Services (3.7%):
Federal National Mortgage Assoc.                                              147,100                   8,807
Franklin Resources, Inc.                                                      159,300                   8,523
Household International, Inc.                                                  20,000                   2,629
                                                                                                       19,959

Food Processing & Packaging (3.1%):
ConAgra, Inc.                                                                 341,200                   9,959
Sara Lee Corp.                                                                113,900                   6,784
                                                                                                       16,743

Forest Products--
  Lumber & Paper (1.2%):
Bowater, Inc. <F3>                                                             50,000                   2,797
Mead Corp. <F3>                                                               111,400                   3,857
                                                                                                        6,654

Health Care (1.2%):
Columbia/HCA Healthcare Corp. <F3>                                            205,200                   6,759

Insurance--Multi-Line (4.8%):
Allstate Corp.                                                                146,000                  14,052
Everest Reinsurance Holdings, Inc.                                            120,069                   4,953
General Reinsurance Corp.                                                      31,900                   7,132
                                                                                                       26,137

Insurance--Property, Casualty,
  Health (0.9%):
American General Corp. <F3>                                                    72,400                   4,824

Medical Supplies (1.4%):
Biomet, Inc.                                                                  118,000                   3,540
Medtronic, Inc.                                                                72,000                   3,789
                                                                                                        7,329

Mining (0.3%):
Cyprus Amax Minerals Co. <F3>                                                 105,000                   1,811

Newspapers (0.6%):
Dow Jones & Co., Inc.                                                          70,000                   3,408

Oil-Integrated Companies (9.9%):
Atlantic Richfield Co.                                                         52,800                   4,118
Chevron Corp.                                                                 156,800                  12,965
Mobil Corp.                                                                   198,000                  15,642
Phillips Petroleum Co.                                                        148,000                   7,335
Texaco, Inc.                                                                  232,400                  14,293
                                                                                                       54,353

Oilfield Services & Equipment (1.0%):
Baker Hughes, Inc. <F3>                                                        89,050                   3,607
Schlumberger Ltd. <F3>                                                         21,000                   1,740
                                                                                                        5,347

Paint, Varnishes, Enamels (0.6%):
Sherwin-Williams Co.                                                           88,800                   3,164

Pharmaceuticals (7.3%):
Abbott Laboratories                                                            55,800                   4,080
American Home Products Corp.                                                   73,000                   6,798
Merck & Co., Inc.                                                              46,800                   5,639
Pfizer, Inc.                                                                  168,100                  19,133
Schering-Plough Corp.                                                          49,000                   3,926
                                                                                                       39,576

Pollution Control Services
  & Equipment (0.6%):
Waste Management, Inc.                                                        102,000                   3,417

Radio & Television (1.8%):
Cox Communications, Inc.,
  Class A <F2> <F3>                                                            68,500                   3,057
Viacom, Inc., Class B <F2> <F3>                                               119,000                   6,902
                                                                                                        9,959

Railroads (1.1%):
Union Pacific Corp. <F3>                                                      104,600                   5,727

Retail (1.8%):
Dayton Hudson Corp.                                                           110,000                   9,604
Retail--Department Stores (2.2%):
J.C. Penney Co., Inc.                                                          76,000                   5,401
May Department Stores Co. <F3>                                                107,800                   6,650
                                                                                                       12,051

Retail--Drug Stores (0.8%):
Walgreen Co. <F3>                                                             120,000                   4,140

Retail--Specialty Stores (1.5%):
AutoZone, Inc. <F2> <F3>                                                      122,200                   3,689

Lowe's Cos., Inc.                                                              65,000                   4,546
                                                                                                        8,235

Semiconductors (1.8%):
Intel Corp.                                                                    80,000                   6,465
LSI Logic Corp. <F2>                                                          128,600                   3,488
                                                                                                        9,953

Software & Computer
  Services (2.4%):
Microsoft Corp. <F2> <F3>                                                      75,300                   6,786
Oracle Corp. <F2>                                                             243,400                   6,298
                                                                                                       13,084

Steel (0.7%):
USX--U.S. Steel Group, Inc. <F3>                                               91,000                   3,560

Tax Return Preparation (0.2%):
H&R Block, Inc.                                                                26,700                   1,202

Telecommunications--
  Equipment (0.6%):
Lucent Technologies, Inc. <F3>                                                 42,300                   3,220

Tobacco & Tobacco Products (1.3%):
Philip Morris Cos., Inc.                                                      184,300                   6,877

Utilities--Electric (5.0%):
CINergy Corp.                                                                  88,000                   3,069
Consolidated Edison Co.
  of New York, Inc. <F3>                                                       46,000                   2,082
Duke Energy Corp.                                                              70,500                   4,080
Houston Industries, Inc.                                                      226,300                   6,577
PacifiCorp                                                                    190,200                   4,422
Texas Utilities Co.                                                           174,000                   6,960
                                                                                                       27,190

Utilities--Gas (1.3%):
Enron Corp. <F3>                                                              114,000                   5,607
Sonat, Inc.                                                                    31,000                   1,376
                                                                                                        6,983

Utilities--Telecommunications
  (7.9%):
ALLTEL Corp.                                                                   36,800                   1,573
Ameritech Corp.                                                               195,800                   8,334
Bell Atlantic Corp. <F3>                                                       38,100                   3,565
GTE Corp.                                                                     180,000                  10,519
MCI Telecommunications Corp.                                                  255,400                  12,849
WorldCom, Inc. <F2> <F3>                                                      136,000                   5,818
                                                                                                       42,658

Total Common Stocks (Cost $336,055)                                                                   535,596

Short Term Securities Held
As Collateral (13.0%):
General American Funding Agreement,
  5.89%<F4>, 5/1/98                                                            15,000                  15,000
AIM Short Term Prime Obligations
  Money Market Fund                                                           639,505                     640
AIM Liquid Assets Money Market Fund                                           378,491                     378
Bache Corp., Repurchase Agreement
  (Collateralized by $10,584
  U.S. Treasury Bill, 0.00%, 1/7/99
  market value--$10,201)                                                       10,000                  10,000
Golman, Repurchase Agreement
  (Collateralized by $15,960
  various Corporate Bonds,
  5.84%-7.95%, 5/12/05-9/3/49,
  market value--$16,958)                                                       15,000                  15,000
Morgan Stanley Corp.,
  Repurchase Agreement
  (Collateralized by $17,168
  various Corporate Bonds,
  0.00%-9.98%, 4/1/08-1/15/37,
  market value--$15,625)                                                       15,000                  15,000
Salomon Corp.,
  Repurchase Agreement
  (Collateralized by $15,096
  various Corporate Bonds,
  6.75%-7.25%, 11/1/02-2/1/27,
  market value--$15,804)                                                       15,000                  15,000

Total Short Term Securities Held
  As Collateral (Cost $71,018)                                                                         71,018

Total Investments (Cost $413,914) <F1>--113.0%                                                        613,455

Other liabilities in excess of assets (13.0)%                                                         (70,958)


TOTAL NET ASSETS--100.0%                                                                             $542,497


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                      $205,134
     Unrealized depreciation                                                        (5,594)
     Net unrealized appreciation                                                  $199,541

<F2> Non-income producing securities.

<F3> All or a portion of this security was loaned as of April 30, 1998.

<F4> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect April 30, 1998.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Lakefront Fund                                                         April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Common Stocks (98.7%)

Aerospace/Defense (3.3%):
Boeing Co.                                                                        401                  $   20
United Technologies Corp.                                                         295                      29
                                                                                                           49

Aluminum (1.9%):
Reynolds Metal Co.                                                                425                      28

Apparel--Footwear (1.1%):
Reebok International Ltd. <F2>                                                    549                      16

Automobiles (0.9%):
Ford Motor Co.                                                                    298                      14

Automotive Parts (1.0%):
TRW, Inc.                                                                         281                      15

Banks (9.8%):
Bankers Trust New York Corp.                                                      240                      31
Chase Manhattan Corp.                                                             355                      50
Citicorp                                                                          200                      30
Wells Fargo & Co.                                                                  93                      34
                                                                                                          145

Brokerage Services (7.6%):
Lehman Brothers Holdings, Inc.                                                  1,190                      84
Paine Webber Group, Inc.                                                          637                      29
                                                                                                          113

Building Materials (1.0%):
Armstrong World Industries, Inc.                                                  170                      15

Chemicals--General (0.7%):
IMC Global, Inc.                                                                  280                      10

Computers & Peripherals (9.9%):
Diebold, Inc.                                                                     810                      33
Hewlett-Packard Co.                                                               478                      36
International Business Machines Corp.                                             318                      36
Sun Microsystems, Inc. <F2>                                                       520                      21
Western Digital Corp. <F2>                                                      1,050                      21
                                                                                                          147

Consumer Products (2.0%):
Colgate-Palmolive Co.                                                             336                      30

Containers--Metal, Glass, Paper,
  Plastic (2.0%):
Crown Cork & Seal, Inc.                                                           570                      30

Cosmetics & Related (2.6%):
Avon Products, Inc.                                                               460                      38

Electronic & Electrical--
  General (4.3%):
AMP, Inc.                                                                         170                       7
Johnson Controls, Inc.                                                            247                      15
Rockwell International Corp.                                                      430                      24

Varian Associates, Inc.                                                           372                      18
                                                                                                           64

Financial Services (8.0%):
American Express Co.                                                              331                      34
Associates First Capital Corp.                                                     78                       6
Golden State Bancorp, Inc. <F2>                                                 1,000                      39
Travelers Group, Inc.                                                             667                      40
                                                                                                          119

Heavy Machinery (5.1%):
Caterpillar Tractor, Inc.                                                         416                      24
Cummins Engine Co., Inc.                                                          240                      13
Deere & Co.                                                                       477                      28
Harnischfeger Industries, Inc.                                                    355                      10
                                                                                                           75

Household Goods--Appliances,
  Furnishings & Electronics (1.1%):
Sunbeam Corp., Inc.                                                               625                      16

Medical Supplies (1.2%):
C.R. Bard, Inc.                                                                   516                      18

Oil & Gas Exploration,
  Production & Services (3.7%):
Columbia Gas System, Inc.                                                         270                      22
Williams Cos., Inc.                                                             1,060                      33
                                                                                                           55

Oil-Integrated Companies (3.4%):
Mobil Corp.                                                                       328                      26
Texaco, Inc.                                                                      408                      25
                                                                                                           51

Pharmaceuticals (9.8%):
Amgen, Inc. <F2>                                                                  530                      32
Bristol-Myers Squibb Co.                                                          337                      36
Pharmacia & Upjohn Co.                                                            700                      29
Schering-Plough Corp.                                                             616                      49
                                                                                                          146

Retail (3.3%):
K-Mart Corp. <F2>                                                               2,805                      49

Rubber & Rubber Products (1.2%):
M.A. Hanna Co.                                                                    793                      18

Semiconductors (5.9%):
Intel Corp.                                                                       567                      46
Texas Instruments, Inc.                                                           660                      42
                                                                                                           88

Software & Computer
  Services (2.9%):
Computer Associates International, Inc.                                           742                      43

Steel (1.0%):
LTV Corp.                                                                       1,120                      15

Tobacco & Tobacco Products (1.1%):
Philip Morris Cos., Inc.                                                          433                      16

Utilities--Electric (1.9%):
American Electric Power Co.                                                       290                      14
Wisconsin Energy Corp.                                                            460                      14
                                                                                                           28

Utilities--Telecommunications
  (1.0%):
Cincinnati Bell, Inc.                                                             390                      15

Total Common Stocks (Cost $1,164)                                                                       1,466

Investment Companies (0.5%)
Aim Treasury Portfolio                                                          6,512                       7

Total Investment Companies (Cost $7)                                                                        7

Total Investments (Cost $1,171) <F1>--99.2%                                                             1,473

Other assets in excess of liabilities 0.8%                                                                 12

TOTAL NET ASSETS--100.0%                                                                               $1,485


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                          $330
     Unrealized depreciation                                                           (28)
     Net unrealized appreciation                                                      $302


<F2> Non-income producing securities.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Diversified Stock Fund                                                 April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (2.5%)
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                26,430              $   26,430

Total Commercial Paper (Cost $26,430)                                                                  26,430

Common Stocks (96.8%)

Aerospace/Defense (1.4%):
AlliedSignal, Inc.                                                            322,200                  14,116

Aluminum (2.3%):
Aluminum Co. of America <F3>                                                  192,000                  14,880
Reynolds Metal Co. <F3>                                                       140,000                   9,240
                                                                                                       24,120

Banks (6.3%):
Chase Manhattan Corp.                                                          70,000                   9,699
First Union Corp. <F3>                                                        100,000                   6,038
Mellon Bank Corp.                                                             204,000                  14,688
NationsBank Corp.                                                             205,000                  15,528
Norwest Corp.                                                                 115,200                   4,572
PNC Bank Corp.                                                                235,000                  14,203
                                                                                                       64,728

Beverages (2.8%):
Anheuser-Busch Co., Inc. <F3>                                                 330,000                  15,118
PepsiCo, Inc.                                                                 360,000                  14,288
                                                                                                       29,406

Capital Goods (0.5%):
CBS Corp. <F3>                                                                152,500                   5,433

Chemicals--General (1.2%):
Nalco Chemical Co.                                                            170,900                   6,793
RPM, Inc. <F3>                                                                347,187                   5,989
                                                                                                       12,782

Commercial Services (0.6%):
Cendant Corp. <F2> <F3>                                                       270,000                   6,750

Computers & Peripherals (10.2%):
Cabletron Systems, Inc. <F2> <F3>                                             248,150                   3,288
Compaq Computer Corp.                                                         250,000                   7,016
Gateway 2000, Inc. <F2> <F3>                                                  320,000                  18,780
Hewlett-Packard Co.                                                           235,000                  17,698
International Business
  Machines Corp.                                                              380,200                  44,056
Seagate Technology, Inc. <F2>                                                 255,000                   6,805
Sun Microsystems, Inc. <F2> <F3>                                              200,000                   8,238
                                                                                                      105,881

Conglomerates (2.1%):
Canadian Pacific, Ltd.                                                        263,600                   7,760
Corning, Inc. <F3>                                                            355,000                  14,200
                                                                                                       21,960

Construction (0.3%):
Beazer Homes USA, Inc. <F2> <F3>                                              115,000                   2,803

Containers--Metal, Glass, Paper,
  Plastic (2.1%):
Crown Cork & Seal, Inc. <F3>                                                  300,000                  15,618
Sonoco Products Co.                                                           158,000                   6,350
                                                                                                       21,968

Cosmetics & Related (1.5%):
Avon Products, Inc. <F3>                                                      192,000                  15,780

Electronic & Electrical--
  General (1.8%):

Andrew Corp. <F2> <F3>                                                        125,000                   2,859
General Electric Co.                                                           80,000                   6,810
Motorola, Inc.                                                                110,000                   6,119
Vishay Intertechnology, Inc. <F2>                                             164,300                   3,009
                                                                                                       18,797

Financial Services (2.4%):
Bear Stearns Cos., Inc.                                                       192,428                  10,980
Franklin Resources, Inc.                                                       50,000                   2,675
Travelers Group, Inc. <F3>                                                    180,000                  11,014
                                                                                                       24,669

Food Processing & Packaging (2.5%):
Quaker Oats Co.                                                               200,000                  10,400
Ralston Purina Group <F3>                                                      90,160                   9,557
Sara Lee Corp.                                                                100,000                   5,956
                                                                                                       25,913

Forest Products--
  Lumber & Paper (1.7%):
Bowater, Inc. <F3>                                                             97,600                   5,460
International Paper Co. <F3>                                                  238,400                  12,441
                                                                                                       17,901

Health Care (1.5%):
Columbia HCA Healthcare Corp.                                                 373,000                  12,285
Tenet Healthcare Corp. <F2> <F3>                                              100,000                   3,744
                                                                                                       16,029

Hotels & Motels (0.7%):
Mirage Resorts, Inc. <F2> <F3>                                                310,000                   6,839

Insurance--Multi-Line (4.0%):
American International Group, Inc.                                            118,025                  15,528
General Reinsurance Corp.                                                      30,500                   6,819
Marsh & McLennan Cos., Inc.                                                   160,000                  14,580
Partner Reinsurance Ltd.                                                      100,500                   5,031
                                                                                                       41,958

Insurance--Property, Casualty,
  Health (0.9%):
Everest Reinsurance Holdings, Inc.                                            228,500                   9,426

Investment Company (0.6%):
Noel Group, Inc. <F2>                                                         225,000                     464
Tele-communications TCI Ventures
  Group, Class A <F2> <F3>                                                    374,710                   6,113
                                                                                                        6,577

Machine Tools (0.6%):
Kennametal, Inc. <F3>                                                         120,000                   6,398

Machine--Diversfied (0.7%):
Thermo Electron <F2> <F3>                                                     188,300                   7,497

Manufacturing--Miscellaneous
  (0.6%):
Millipore Corp. <F3>                                                          185,000                   6,383

Media (2.6%):
News Corp. ADR <F3>                                                           410,000                  11,198
Time Warner, Inc. <F3>                                                        205,000                  16,093
                                                                                                       27,291

Medical Supplies (0.7%):
Biomet, Inc.                                                                  253,400                   7,602

Oil & Gas Exploration,
  Production & Services (3.1%):
Anadarko Petroleum Corp. <F3>                                                  40,000                   2,930
Enron Corp.                                                                   410,700                  20,201
Forcenergy, Inc. <F2> <F3>                                                    264,700                   6,105
Noble Affiliates, Inc.                                                         69,200                   2,984
                                                                                                       32,220

Oil-Integrated Companies (3.8%):
Atlantic Richfield Co.                                                         20,800                   1,622
Exxon Corp. <F3>                                                               45,000                   3,282
Phillips Petroleum Co.                                                        124,500                   6,171
Texaco, Inc.                                                                  181,000                  11,132
Unocal Corp. <F3>                                                             420,000                  17,193
                                                                                                       39,400

Oilfield Services & Equipment (3.3%):
Baker Hughes, Inc.                                                            320,000                  12,960
Dresser Industries, Inc.                                                      155,600                   8,227
Schlumberger, Ltd. <F3>                                                       165,000                  13,675
                                                                                                       34,862

Pharmaceuticals (7.0%):

American Home Products Corp.                                                  273,000                  25,423
Merck & Co., Inc.                                                              75,000                   9,038
Pfizer, Inc.                                                                  300,000                  34,143
SmithKline Beecham PLC ADR <F3>                                                60,000                   3,574
                                                                                                       72,178

Pollution Control Services
  & Equipment (1.5%):
Waste Management, Inc.                                                        460,000                  15,410

Publishing (0.7%):
Dow Jones & Co., Inc.                                                         160,000                   7,790

Radio & Television (2.3%):
Tele-Communications, Inc.,
  Class A <F2> <F3>                                                           565,645                  18,241
U.S. West Media Group <F2> <F3>                                               130,000                   4,908
Viacom, Inc., Class B <F2>                                                     21,700                   1,259
                                                                                                       24,408

Real Estate (0.3%):
Cousins Properties, Inc.                                                      100,000                   3,025

Real Estate Investment
  Trusts (0.3%):
Security Capital Industrial Trust                                             108,333                   2,647

Retail (5.0%):
AutoZone, Inc. <F2>                                                           270,000                   8,151
J.C. Penney Co., Inc.                                                         165,000                  11,724
Nordstrom, Inc. <F3>                                                          105,000                   6,871
OfficeMax, Inc. <F2>                                                          375,000                   7,055
Wal-Mart Stores, Inc.                                                         230,000                  11,629
Walgreen Co. <F3>                                                             185,000                   6,383
                                                                                                       51,813

Semiconductors (5.8%):
Applied Materials, Inc. <F2> <F3>                                             390,000                  14,089
Intel Corp.                                                                   290,000                  23,435
LSI Logic Corp. <F2>                                                          448,000                  12,152
Texas Instruments, Inc. <F3>                                                  170,000                  10,891
                                                                                                       60,567

Software & Computer
  Services (2.3%):
America Online, Inc. <F2> <F3>                                                180,000                  14,400
Oracle Systems Corp. <F2> <F3>                                                375,000                   9,703
                                                                                                       24,103

Steel (0.2%):
J&L Speciality Steel, Inc.                                                    235,000                   1,909

Tobacco & Tobacco Products (1.9%):
Philip Morris Cos., Inc.                                                      365,000                  13,619
UST, Inc.                                                                     232,000                   6,395
                                                                                                       20,014

Utilities--Electric (1.5%):
CINergy Corp.                                                                 226,700                   7,906
Southern Co. <F3>                                                             304,300                   8,064
                                                                                                       15,970

Utilities--Telecommunications
  (5.2%):
AirTouch Communications, Inc. <F2>                                            120,000                   6,375
Ameritech Corp.                                                               232,200                   9,883
GTE Corp.                                                                     323,500                  18,905
MCI Telecommunications Corp.                                                  390,000                  19,621
                                                                                                       54,784

Total Common Stocks (Cost $753,481)                                                                 1,010,107

Short Term Securities Held
As Collateral (17.5%)
General American
  Funding Agreement,
  5.89%<F4>, 5/1/98                                                            35,000                  35,000
AIM Short Term Prime Obligations
  Money Market Fund                                                         4,665,225                   4,665
AIM Liquid Assets
  Money Market Fund                                                         2,761,117                   2,761
Bache Corp., Repurchase
  Agreement (Collateralized by
  $36,811 various U.S. Securities
  and Corporate Bonds,
  5.88%-9.25%, 6/19/98-4/1/29,
  market value--$35,814)                                                       35,000                  35,000
Golman, Repurchase Agreement
  (Collateralized by $41,115
  various Corporate Bonds,

  5.55%-8.30%, 6/15/01-9/3/49,
  market value--$42,108)                                                       40,000                  40,000
Lehman Brothers Inc.,
  Repurchase Agreement
  (Collateralized by $21,340
  various U.S. Government
  Agency Securities,
  6.05%-6.10%, 5/25/21-6/15/23,
  market value--$20,400)                                                       20,000                  20,000
Morgan Stanley Corp.,
  Repurchase Agreement
  (Collateralized by $31,430
  various Corporate Bonds,
  0.00%-6.88%, 3/1/00-2/15/46,
  market value--$31,377)                                                       30,000                  30,000
Salomon Corp.,
  Repurchase Agreement
  (Collateralized by $15,278
  various Corporate Bonds,
  0.00% 8/15/02-2/1/07, market
  value--$15,454)                                                              15,000                  15,000

Total Short Term Securities Held
  As Collateral (Cost $182,426)                                                                       182,426

Total Investments (Cost $962,337) <F1>--116.8%                                                      1,218,963

Other assets in excess of liabilities (16.8%)                                                        (175,014)

TOTAL NET ASSETS--100.0%                                                                           $1,043,949


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                      $277,598
     Unrealized depreciation                                                       (20,972)
     Net unrealized appreciation                                                  $256,626

<F2> Non-income producing securities.

<F3> All or a portion of this security was loaned as of April 30, 1998.

<F4> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect April 30, 1998.

ADR--American Depository Receipts


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Stock Index Fund                                                       April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Preferred Stocks (0.0%)

Containers (0.0%):
Sealed Air Corp. <F2>                                                           2,206                $    136

Total Preferred Stocks (Cost $81)                                                                         136

Common Stocks (69.4%)

Advertising (0.1%):
Interpublic Group of Cos., Inc.                                                 6,486                     414
Omnicom                                                                         8,497                     403
                                                                                                          817

Aerospace/Defense (1.2%):
AlliedSignal, Inc.                                                             29,299                   1,284
B.F. Goodrich Co.                                                               3,731                     201
Boeing Co.                                                                     51,871                   2,595
General Dynamics Corp.                                                          6,604                     279
Lockheed Martin Corp.                                                          10,110                   1,126
Northrop Grumman Corp.                                                          3,566                     377
Raytheon Co--Class A                                                            2,837                     157
Raytheon Co--Class B                                                           11,405                     647
United Technologies Corp.                                                      12,238                   1,205
                                                                                                        7,871

Agriculture (0.1%):
Agribrand International, Inc.                                                     666                      25
Pioneer Hi-Bred International, Inc.                                            10,200                     385
                                                                                                          410

Airlines (0.3%):
AMR Corp. Delaware <F2>                                                         4,738                     722

Delta Air Lines, Inc.                                                           3,891                     452
Southwest Airlines Co.                                                         11,375                     312
U.S. Airways Group, Inc. <F2>                                                   4,795                     341
                                                                                                        1,827

Aluminum (0.2%):
Alcan Aluminum Ltd.                                                            11,877                     386
Aluminum Co. of America                                                         8,959                     694
Reynolds Metal Co.                                                              3,903                     258
                                                                                                        1,338

Apparel (0.0%):
Reebok Internnational Ltd. <F2>                                                 3,015                      88
Russell Corp.                                                                   1,878                      51
                                                                                                          139

Apparel--Footwear (0.2%):
Fruit of the Loom, Inc.,
  Class A <F2>                                                                  3,878                     145
Liz Claiborne, Inc.                                                             3,571                     176
Nike, Inc., Class B                                                            14,942                     713
VF Corp.                                                                        6,324                     329
                                                                                                        1,363

Automobiles (1.1%):
Chrysler Corp.                                                                 33,636                   1,352
Ford Motor Co.                                                                 62,272                   2,854
General Motors Corp.                                                           36,831                   2,481
Navistar International Corp. <F2>                                               3,796                     113
PACCAR, Inc.                                                                    4,060                     241
                                                                                                        7,041

Automotive Parts (0.2%):
Cummins Engine Co., Inc.                                                        1,989                     108
Dana Corp.                                                                      5,423                     321
Echlin, Inc.                                                                    3,335                     158
Genuine Parts Co.                                                               9,345                     336
ITT Industries, Inc.                                                            6,099                     222
TRW, Inc.                                                                       6,402                     338
                                                                                                        1,483

Banks (5.1%):
Banc One Corp.                                                                 33,482                   1,969
Bank of New York Co.                                                           19,603                   1,158
BankAmerica Corp.                                                              36,070                   3,066
Bankers Trust New York Corp.                                                    5,107                     659
BB & T Corp.                                                                    7,358                     495
Chase Manhattan Corp.                                                          21,997                   3,048
Comerica, Inc.                                                                  8,285                     555
First Chicago NBD Corp.                                                        15,053                   1,398
First Union Corp.                                                              50,159                   3,028
Huntington Bancshares, Inc.                                                     9,929                     353
J.P. Morgan & Co., Inc.                                                         9,269                   1,217
KeyCorp                                                                        22,812                     905
MBNA Corp.                                                                     26,001                     881
Mellon Bank Corp.                                                              13,284                     956
Mercantile Bancorporation, Inc.                                                 6,886                     381
National City Corp.                                                             9,833                     681
NationsBank Corp.                                                              48,751                   3,692
Norwest Corp.                                                                  39,326                   1,561
PNC Bank Corp.                                                                 15,932                     963
Republic New York Corp.                                                         2,920                     391
SunTrust Banks, Inc.                                                           10,957                     892
Synovus Financial Corp.                                                         9,122                     321
U.S. Bancorp                                                                   12,785                   1,624
Wachovia Corp.                                                                 10,736                     912
Wells Fargo & Co.                                                               4,586                   1,690
                                                                                                       32,796

Banks--Money Centers
  Regional (1.1%):
BankBoston Corp.                                                                7,598                     820
Citicorp                                                                       23,705                   3,568
Fleet Financial Group, Inc.                                                    14,148                   1,222
Northern Trust Corp.                                                            5,849                     427
State Street Corp.                                                              8,430                     603
Summit Bancorp                                                                  9,202                     461
                                                                                                        7,101

Banks--Outside Money
  Center (0.2%):
Fifth Third Bancorp                                                            12,139                     667
Providian Financial Corp.                                                       4,863                     293
                                                                                                          960

Beverages (2.3%):
Anheuser-Busch Co., Inc.                                                       25,571                   1,171
Brown-Forman Corp., Class B                                                     3,709                     210
Coca-Cola Co.                                                                 128,315                   9,735
Coors (Adolph) Co.                                                              1,917                      69

PepsiCo, Inc.                                                                  78,759                   3,126
Seagram Co. Ltd.                                                               18,641                     796
                                                                                                       15,107

Broadcasting/Cable (0.1%):
Tele-Communications, Inc.,
  Class A <F2>                                                                 26,344                     850

Brokerage Services (0.7%):
Merrill Lynch & Co., Inc.                                                      17,305                   1,519
Morgan Stanley, Dean Witter & Co.                                              30,863                   2,434
Schwab (Charles) Corp.                                                         13,728                     480
                                                                                                        4,433

Building Materials (0.2%):
Armstrong World Industries, Inc.                                                2,146                     184
Centex Corp.                                                                    3,136                     109
Fleetwood Enterprises, Inc.                                                     1,832                      85
Kaufman & Broad Home Corp.                                                      2,027                      59
Masco Corp.                                                                     8,704                     504
Owens Corning                                                                   2,831                     118
Pulte Corp.                                                                     1,113                      57
                                                                                                        1,116

Chemicals--General (1.7%):
Air Products & Chemicals, Inc.                                                  6,147                     534
Dow Chemical Co.                                                               11,833                   1,144
E.I. Du Pont de Nemours Co.                                                    58,737                   4,277
Eastman Chemical Co.                                                            4,096                     282
Englehard Corp.                                                                 7,514                     159
FMC Corp. <F2>                                                                  1,924                     149
Great Lakes Chemical Corp.                                                      3,238                     163
Hercules, Inc.                                                                  5,028                     240
Mallinckrodt, Inc.                                                              3,882                     125
Monsanto Co.                                                                   30,898                   1,634
Nalco Chemical Co.                                                              3,573                     142
PPG Industries, Inc.                                                            9,292                     657
Praxair, Inc.                                                                   8,267                     416
Rohm & Haas Co.                                                                 3,249                     350
Sigma-Aldrich Corp.                                                             5,261                     210
Union Carbide Corp.                                                             6,354                     308
W.R. Grace & Co. <F2>                                                           4,145                      84
                                                                                                       10,874

Chemicals--Specialty (0.0%):
Morton International, Inc.                                                      6,809                     218

Commercial Services (0.4%):
Automatic Data Processing, Inc.                                                15,487                   1,037
Cendant Corp. <F2>                                                             42,101                   1,052
Ecolab, Inc.                                                                    6,794                     215
Sodexho Marriott Services                                                       1,985                      51
                                                                                                        2,355

Computers & Peripherals (3.7%):
3Com Corp. <F2>                                                                18,527                     635
Apple Computer, Inc. <F2>                                                       6,948                     190
Bay Networks, Inc. <F2>                                                        11,404                     267
Cabletron Systems, Inc. <F2>                                                    8,248                     109
Cisco Systems, Inc. <F2>                                                       52,892                   3,874
Compaq Computer Corp.                                                          78,543                   2,204
Computer Sciences Corp. <F2>                                                    8,032                     424
Data General Corp. <F2>                                                         2,488                      38
Dell Computer, Inc. <F2>                                                       33,938                   2,740
Digital Equipment Corp. <F2>                                                    7,623                     424
EMC Corp. <F2>                                                                 25,842                   1,192
Gateway 2000, Inc. <F2>                                                         8,094                     475
Hewlett-Packard Co.                                                            54,066                   4,072
International Business
  Machines Corp.                                                               50,459                   5,847
Seagate Technology, Inc. <F2>                                                  12,575                     336
Silicon Graphics, Inc. <F2>                                                     9,782                     128
Sun Microsystems, Inc. <F2>                                                    19,573                     806
Unisys Corp. <F2>                                                              13,026                     292
                                                                                                       24,053

Conglomerates (0.6%):
Corning, Inc.                                                                  12,112                     484
Crane Co.                                                                       2,469                     133
Minnesota Mining
  & Manufacturing Co.                                                          21,299                   2,011
National Service Industries, Inc.                                               2,296                     124
Tenneco, Inc.                                                                   8,835                     380
Textron, Inc.                                                                   8,604                     673
                                                                                                        3,805

Construction (0.0%):
Fluor Corp.                                                                     4,441                     210
Foster Wheeler Corp.                                                            2,138                      59
                                                                                                          269

Consumer Products (1.3%):
American Greetings Corp.,
  Class A                                                                       3,793                     175
Clorox Co.                                                                      5,355                     449
Colgate-Palmolive Co.                                                          15,386                   1,380
Fortune Brands, Inc.                                                            8,904                     328
Jostens, Inc.                                                                   2,033                      48
Procter & Gamble Co.                                                           69,658                   5,726
Rubbermaid, Inc.                                                                7,864                     225
                                                                                                        8,331

Containers (0.2%):
Ball Corp.                                                                      1,585                      61
Bemis, Inc.                                                                     2,811                     125
Crown Cork & Seal, Inc.                                                         6,715                     350
Newell Co.                                                                      8,337                     403
Owens-Illinois, Inc. <F2>                                                       7,465                     295
Sealed Air Corp. <F2>                                                           1,990                     125
Stone Container Corp. <F2>                                                      5,204                      85
Tupperware Corp.                                                                3,226                      87
                                                                                                        1,531

Cosmetics & Related (0.7%):
Alberto Culver Co.                                                              3,005                      88
Avon Products, Inc.                                                             6,967                     573
Gillette Co.                                                                   29,066                   3,355
International Flavor & Fragance, Inc.                                           5,726                     280
                                                                                                        4,296

Diversified (0.2%):
Tyco International Ltd.                                                        29,783                   1,623

Electrical Equipment (2.5%):
Emerson Electric Co.                                                           23,001                   1,463
General Electric Co.                                                          169,901                  14,463
Johnson Controls, Inc.                                                          4,431                     263
Thomas & Betts Corp.                                                            2,930                     171
                                                                                                       16,360

Electronic & Electrical--
  General (1.0%):
Advanced Micro Devices, Inc. <F2>                                               7,503                     208
AMP, Inc.                                                                      11,417                     449
Andrew Corp. <F2>                                                               4,637                     106
EG&G, Inc.                                                                      2,458                      74
General Signal Corp.                                                            2,646                     116
Harris Corp.                                                                    4,178                     202
Honeywell, Inc.                                                                 6,662                     620
KLA-Tencor Corp. <F2>                                                           4,429                     179
Millipore Corp.                                                                 2,323                      80
Motorola, Inc.                                                                 30,987                   1,725
National Semiconductor Corp. <F2>                                               8,585                     189
Parker-Hannifin Corp.                                                           5,776                     258
Rockwell International Corp.                                                   10,445                     584
Tandy Corp.                                                                     5,351                     266
Tektronix, Inc.                                                                 2,630                     113
Texas Instruments, Inc.                                                        20,248                   1,297
                                                                                                        6,466

Entertainment (0.9%):
Brunswick Corp.                                                                 5,204                     169
Harrah's Entertainment, Inc. <F2>                                               5,306                     138
Hasbro, Inc.                                                                    6,531                     240
King World Productions, Inc. <F2>                                               3,897                     104
Loews Corp.                                                                     5,982                     599
The Walt Disney Co.                                                            35,070                   4,360
                                                                                                        5,610

Financial & Insurance (0.1%):
MBIA, Inc.                                                                      5,086                     380

Financial Services (2.7%):
American Express Co.                                                           24,201                   2,469
Associates First Capital Corp.                                                 16,086                   1,202
Beneficial Corp.                                                                2,824                     368
Countrywide Credit
  Industries, Inc.                                                              5,593                     271
Equifax, Inc.                                                                   7,824                     303
Federal Home Loan
  Mortgage Corp.                                                               36,111                   1,672
Federal National Mortgage Assoc.                                               55,066                   3,297
First Data Corp.                                                               22,310                     756
Franklin Resources, Inc.                                                        2,448                     131
Golden West Financial
  Corp., Delaware                                                               3,046                     321
Green Tree Financial Corp.                                                      7,183                     293
H.F. Ahmanson & Co.                                                             5,665                     432
Household International, Inc.                                                   5,569                     732
Lehman Brothers Holding, Inc.                                                   5,246                     373

TransAmerica Corp.                                                              3,355                     388
Travelers Group, Inc.                                                          59,469                   3,637
Washington Mutual, Inc.                                                        13,455                     943
                                                                                                       17,588

Food Distributors (0.4%):
Albertsons, Inc.                                                               12,850                     644
American Stores Co.                                                            14,209                     341
Giant Food, Inc., Class A                                                       3,248                     121
Great Atlantic & Pacific Tea, Inc.                                              1,989                      62
Kroger Co. <F2>                                                                13,285                     556
SUPERVALU, Inc.                                                                 3,282                     143
Sysco Corp.                                                                    17,644                     420
Winn-Dixie Stores, Inc.                                                         7,798                     293
                                                                                                        2,580

Food Processing & Packaging (1.4%):
Archer-Daniels-Midland Co.                                                     29,688                     638
Bestfoods                                                                      14,936                     820
Campbell Soup Co.                                                              23,648                   1,213
ConAgra, Inc.                                                                  24,633                     719
General Mills, Inc.                                                             8,274                     559
H.J. Heinz Co.                                                                 19,012                   1,036
Hershey Foods Corp.                                                             7,426                     544
Kellogg Co.                                                                    21,439                     884
Quaker Oats Co.                                                                 7,285                     379
Ralston-Ralston Purina Group                                                    5,556                     589
Sara Lee Corp.                                                                 24,602                   1,466
Vlasic Foods International <F2>                                                 2,845                      66
Wm. Wrigley Jr. Co.                                                             6,058                     539
                                                                                                        9,452

Forest Products--
  Lumber & Paper (0.8%):
Boise Cascade Corp.                                                             2,974                     112
Champion International Corp.                                                    4,990                     269
Fort James Corp.                                                               10,927                     542
Georgia Pacific Corp.                                                           4,816                     372
International Paper Co.                                                        15,789                     824
Kimberly-Clark Corp.                                                           28,868                   1,466
Louisiana Pacific Corp.                                                         5,726                     125
Mead Corp.                                                                      5,438                     188
Potlatch Corp.                                                                  1,507                      71
Temple-Inland, Inc.                                                             3,056                     197
Union Camp Corp.                                                                3,733                     225
Westvaco Corp.                                                                  5,269                     160
Weyerhauser Co.                                                                10,350                     596
Willamette Industries, Inc.                                                     5,836                     227
                                                                                                        5,374

Funeral Services (0.1%):
Service Corp. International                                                    13,111                     541

Health Care (0.2%):
Columbia/HCA Healthcare Corp.                                                  33,605                   1,107
Humana, Inc. <F2>                                                               8,618                     233
                                                                                                        1,340

Heavy Machinery (0.4%):
Case Corp.                                                                      3,857                     245
Caterpillar Tractor, Inc.                                                      19,330                   1,101
Deere & Co.                                                                    13,048                     762
Harnischfeger Industries, Inc.                                                  2,485                      70
Ingersoll Rand Co.                                                              8,761                     404
McDermott International, Inc.                                                   2,966                     123
                                                                                                        2,705

Hotels & Motels (0.2%):
Hilton Hotels Corp.                                                            13,016                     416
Marriott International, Class-A                                                 7,941                     254
Marriott International, Inc.                                                    5,341                     176
Mirage Resorts, Inc. <F2>                                                       9,369                     207
                                                                                                        1,053

Household Goods--Appliances,
  Furnishings & Electronics (0.1%):
Maytag Corp.                                                                    4,927                     254
Whirlpool Corp.                                                                 3,857                     277
                                                                                                          531

Industrial Goods & Services (0.1%):
Aeroquip-Vickers, Inc.                                                          1,454                      92
Dover Corp.                                                                    11,591                     458
W.W. Grainger, Inc.                                                             2,607                     284
                                                                                                          834

Insurance (0.1%):
Cincinnati Financial Corp.                                                      2,924                     372
Progressive Corp.                                                               3,804                     516
                                                                                                          888

Insurance--Life (0.0%):
Jefferson Pilot Corp.                                                           5,483                     322

Insurance--Multi-Line (2.1%):
Aetna, Inc.                                                                     7,753                     627
Allstate Corp.                                                                 22,356                   2,152
American International Group, Inc.                                             36,398                   4,788
Aon Corp.                                                                       8,740                     564
CIGNA Corp.                                                                     3,922                     812
Conseco, Inc.                                                                   9,836                     488
General Reinsurance Corp.                                                       4,067                     909
Hartford Financial Services Group, Inc.                                         6,169                     683
Lincoln National Corp.                                                          5,270                     468
Marsh & McLennan Cos., Inc.                                                     8,725                     795
MGIC Investment Corp.                                                           6,029                     380
Safeco Corp.                                                                    7,534                     376
SunAmerica, Inc.                                                               10,183                     509
Torchmark Corp.                                                                 7,349                     327
                                                                                                       13,878

Insurance--Property, Casualty,
  Health (0.4%):
American General Corp.                                                         13,199                     880
Chubb Corp.                                                                     8,818                     696
St. Paul Cos., Inc.                                                             5,985                     507
UNUM Corp.                                                                      7,314                     393
                                                                                                        2,476

Machine Tools (0.0%):
Cincinnati Milacron, Inc.                                                       2,090                      65

Manufacturing--Capital Goods
  (0.2%):
Cooper Industries, Inc.                                                         6,223                     416
Illinois Tool Works, Inc.                                                      13,075                     922
                                                                                                        1,338

Manufacturing--Consumer
  Goods (0.1%):
Eaton Corp.                                                                     4,028                     372
Mattel, Inc.                                                                   15,043                     576
                                                                                                          948

Manufacturing--Miscellaneous
  (0.7%):
Briggs & Stratton Corp.                                                         1,282                      58
CBS Corporation                                                                36,919                   1,315
NACCO Industries, Inc.                                                            415                      70
Pall Corp.                                                                      6,430                     126
Thermo Electron Corp. <F2>                                                      7,891                     314
Unilever N.V.                                                                  33,281                   2,484
Western Atlas, Inc. <F2>                                                        2,872                     227
                                                                                                        4,594

Medical Services (0.3%):
HEALTHSOUTH Corp. <F2>                                                         20,461                     618
Manor Care, Inc.                                                                3,375                     118
Tenet Healthcare Corp. <F2>                                                    15,944                     597
United Healthcare Corp.                                                         9,815                     689
                                                                                                        2,022

Medical Supplies (0.7%):
Alza Corp., Class A <F2>                                                        4,511                     216
Bausch & Lomb, Inc.                                                             2,962                     146
Baxter International, Inc.                                                     14,557                     807
Becton Dickinson & Co.                                                          6,330                     441
Biomet, Inc.                                                                    5,848                     175
Boston Scientific Corp. <F2>                                                   10,126                     732
C.R. Bard, Inc.                                                                 3,079                     110
Guidant Corp.                                                                   7,858                     526
Medtronic, Inc.                                                                24,311                   1,280
St. Jude Medical, Inc. <F2>                                                     4,931                     175
United States Surgical Corp.                                                    3,922                     124
                                                                                                        4,732

Medical--Wholesale Drug
  Distribution (0.1%):
Cardinal Health, Inc.                                                           5,680                     547

Metals--Fabrication (0.1%):
Phelps Dodge Corp.                                                              3,165                     212
Timken Co.                                                                      3,318                     133
                                                                                                          345

Mining (0.0%):
Asarco, Inc.                                                                    2,119                      53
Cyprus Amax Minerals Co.                                                        4,939                      85
Inco Ltd.                                                                       8,726                     153
                                                                                                          291

Newspapers (0.4%):
Dow Jones & Co., Inc.                                                           4,993                     243
Gannett Co., Inc.                                                              14,801                   1,005
Knight-Ridder, Inc.                                                             4,471                     261
New York Times Co., Class A                                                     4,987                     354
Times Mirror Co., Class A                                                       4,571                     280
Tribune Co.                                                                     6,366                     420
                                                                                                        2,563

Office Equipment & Supplies
  (Non-Computer Related) (0.5%):
Avery Dennison Corp.                                                            5,340                     280
Deluxe Corp.                                                                    4,246                     142
IKON Office Solutions, Inc.                                                     6,996                     169
Moore Corp. Ltd.                                                                4,618                      72
Pitney Bowes, Inc.                                                             15,034                     722
Xerox Corp.                                                                    17,010                   1,931
                                                                                                        3,316

Oil & Gas Exploration,
  Production & Services (0.8%):
Amerada Hess Corp.                                                              4,834                     278
Anadarko Petroleum Corp.                                                        3,227                     236
Apache Corp.                                                                    4,948                     175
Ashland, Inc.                                                                   3,857                     204
Burlington Resource, Inc.                                                       9,210                     433
Coastal Corp.                                                                   5,520                     394
Columbia Gas System, Inc.                                                       2,959                     240
Helmerich & Payne, Inc.                                                         2,625                      80
Kerr-McGee Corp.                                                                2,479                     164
Occidental Petroleum Corp.                                                     17,636                     519
Oneok, Inc.                                                                     1,634                      66
Oryx Energy Co. <F2>                                                            5,484                     143
Pennzoil Co.                                                                    2,445                     157
Rowan Cos., Inc. <F2>                                                           4,602                     135
Sun Co., Inc.                                                                   3,734                     151
Union Pacific Resources Group, Inc.                                            13,249                     316
Unocal Corp.                                                                   12,829                     525
USX--Marathon Group                                                            14,989                     539
Williams Cos., Inc.                                                            15,666                     495
                                                                                                        5,250

Oil-Integrated Companies (4.3%):
Amoco Corp.                                                                    50,666                   2,242
Atlantic Richfield Co.                                                         16,740                   1,306
Chevron Corp.                                                                  34,100                   2,820
Exxon Corp.                                                                   127,859                   9,325
Mobil Corp.                                                                    40,743                   3,219
Phillips Petroleum Co.                                                         13,653                     677
Royal Dutch Petroleum Co.,
  New York Shares                                                             111,293                   6,295
Texaco, Inc.                                                                   28,493                   1,752
                                                                                                       27,636

Oilfield Services & Equipment (0.6%):
Baker Hughes, Inc.                                                              8,739                     354
Dresser Industries, Inc.                                                        9,140                     483
Halliburton Co.                                                                13,644                     750
Schlumberger Ltd.                                                              25,922                   2,149
                                                                                                        3,736

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                                                            8,983                     320

Pharmaceuticals (6.8%):
Abbott Laboratories                                                            39,625                   2,898
Allergan, Inc.                                                                  3,453                     144
American Home Products Corp.                                                   33,713                   3,140
Amgen, Inc. <F2>                                                               13,722                     818
Bristol-Myers Squibb Co.                                                       51,538                   5,457
Cognizant Corp.                                                                 8,519                     438
Eli Lilly & Co.                                                                57,616                   4,008
Johnson & Johnson, Inc.                                                        69,711                   4,976
Merck & Co., Inc.                                                              62,166                   7,491
Pfizer, Inc.                                                                   67,134                   7,639
Pharmacia & Upjohn, Inc.                                                       26,312                   1,107
Schering-Plough Corp.                                                          38,056                   3,049
Warner-Lambert Co.                                                             14,150                   2,677
                                                                                                       43,842

Photography (0.2%):
Eastman Kodak Co.                                                              16,944                   1,224
Polaroid Corp.                                                                  2,443                     107
                                                                                                        1,331

Pollution Control Services
  & Equipment (0.2%):
Browning-Ferris Industries, Inc.                                               10,103                     345
Safety-Kleen Corp.                                                              3,641                     106

Waste Management, Inc.                                                         23,525                     788
                                                                                                        1,239

Precision Instruments & Related
  (0.0%):
Perkin-Elmer Corp.                                                              2,543                     174

Primary Metal & Mineral
  Production (0.2%):
Barrick Gold Corp.                                                             19,379                     434
Battle Mountain Gold Co.                                                       12,047                      87
Freeport-McMoRan
  Copper & Gold, Inc., Class B                                                 10,068                     189
Homestake Mining Co.                                                            9,691                     113
Inland Steel Industries, Inc.                                                   2,549                      75
Newmont Mining Corp.                                                            8,160                     263
Placer Dome, Inc.                                                              12,460                     184
                                                                                                        1,345

Publishing (0.5%):
Dun & Bradstreet Corp.                                                          8,849                     314
John H. Harland Co.                                                             1,938                      35
McGraw-Hill Cos., Inc.                                                          5,183                     401
Meredith Corp.                                                                  2,843                     122
R.R. Donnelley & Sons Co.                                                       7,636                     336
Time Warner, Inc.                                                              30,067                   2,361
                                                                                                        3,569

Radio & Television (0.5%):
Clear Channel
  Communications, Inc. <F2>                                                     4,923                     464
Comcast Corp.,
  Class A Special Shares                                                       18,187                     651
U.S. West Media Group <F2>                                                     31,578                   1,193
Viacom, Inc., Class B <F2>                                                     18,439                   1,069
                                                                                                        3,377

Railroads (0.4%):
Burlington Northern Santa Fe                                                    8,117                     803
CSX Corp.                                                                      11,306                     594
Norfolk Southern Corp.                                                         19,647                     657
Union Pacific Corp.                                                            12,931                     708
                                                                                                        2,762

Restaurants (0.4%):
Darden Restaurants, Inc.                                                        7,756                     124
McDonald's Corp.                                                               35,873                   2,220
Tricon Global Restaurants <F2>                                                  7,952                     252
Wendy's International, Inc.                                                     6,924                     167
                                                                                                        2,763

Retail (1.2%):
Costco Cos., Inc. <F2>                                                         10,976                     613
Dayton Hudson Corp.                                                            11,297                     986
K-Mart Corp. <F2>                                                              25,411                     443
Wal-Mart Stores, Inc.                                                         116,604                   5,896
Woolworth Corp. <F2>                                                            7,114                     164
                                                                                                        8,102

Retail--Department Stores (0.7%):
Consolidated Stores Corp. <F2>                                                  5,657                     226
Dillard's, Inc., Class A                                                        5,873                     215
Federated Department
  Stores, Inc. <F2>                                                            10,863                     534
Harcourt General, Inc.                                                          3,719                     194
J.C. Penney Co., Inc.                                                          12,948                     920
May Department Stores Co.                                                      12,119                     748
Mercantile Stores Co., Inc.                                                     1,896                     139
Nordstrom, Inc.                                                                 4,024                     263
Sears, Roebuck & Co.                                                           20,359                   1,208
                                                                                                        4,447

Retail--Drug Stores (0.3%):
CVS Corp.                                                                       8,742                     645
Longs Drug Stores Corp.                                                         2,043                      59
Rite Aid Corp.                                                                 13,478                     433
Walgreen Co.                                                                   25,642                     884
                                                                                                        2,021

Retail--Specialty Stores (0.9%):
AutoZone, Inc. <F2>                                                             7,931                     239
Circuit City Stores, Inc.                                                       5,144                     209
Gap, Inc.                                                                      20,522                   1,056
Home Depot, Inc.                                                               38,002                   2,647
Limited, Inc.                                                                  14,158                     475
Lowe's Cos., Inc.                                                               9,055                     633
Pep Boys--Manny, Moe & Jack                                                     3,348                      73
TJX Cos., Inc.                                                                  8,497                     376
Toys "R" Us, Inc. <F2>                                                         14,819                     408
                                                                                                        6,116

Rubber & Rubber Products (0.1%):
Cooper Tire & Rubber Co.                                                        4,118                      98
Goodyear Tire & Rubber Co.                                                      8,142                     570
                                                                                                          668

Semiconductors (1.2%):
Applied Materials, Inc. <F2>                                                   18,967                     685
Intel Corp.                                                                    85,001                   6,869
LSI Logic Corp. <F2>                                                            7,563                     205
Micron Technology, Inc. <F2>                                                   10,962                     341
                                                                                                        8,100

Software & Computer
  Services (2.5%):
Adobe Systems, Inc.                                                             3,652                     183
Autodesk, Inc.                                                                  2,396                     113
Ceridian Corp. <F2>                                                             4,066                     230
Computer Associates
  International, Inc.                                                          28,398                   1,663
HBO & Co.                                                                      10,916                     653
Microsoft Corp. <F2>                                                          126,479                  11,398
Novell, Inc. <F2>                                                              18,161                     182
Oracle Corp. <F2>                                                              50,903                   1,317
Parametric Technology Corp. <F2>                                               13,314                     426
Shared Medical Systems Corp.                                                    1,260                      92
                                                                                                       16,257

Steel (0.1%):
Allegheny Teledyne, Inc.                                                        8,775                     223
Armco, Inc. <F2>                                                                5,588                      38
Bethlehem Steel Corp. <F2>                                                      5,932                      92
Nucor Corp.                                                                     4,589                     275
USX--U.S. Steel Group, Inc.                                                     4,555                     178
Worthington Industries, Inc.                                                    5,041                      91
                                                                                                          897

Tax Return Preparation (0.0%):
H&R Block, Inc.                                                                 5,402                     243

Telecommunications (0.4%):
DSC Communications Corp. <F2>                                                   6,134                     110
Frontier Corp.                                                                  8,651                     259
Nextel Communications <F2>                                                     12,439                     357
Northern Telecom Ltd.                                                          27,051                   1,647
Scientific-Atlanta, Inc.                                                        4,051                      97
                                                                                                        2,470

Telecommunications--Equipment
  (0.9%):
General Instrument Corp. <F2>                                                   7,701                     173
Lucent Technologies, Inc.                                                      67,664                   5,150
Tellabs, Inc. <F2>                                                              9,504                     674
                                                                                                        5,997

Textile Manufacturing (0.0%):
Springs Industries, Inc., Class A                                               1,165                      64

Tobacco & Tobacco Products
  (0.8%):
Philip Morris Cos., Inc.                                                      125,833                   4,695
UST, Inc.                                                                       9,580                     264
                                                                                                        4,959

Tools & Hardware Manufacturing
  (0.1%):
Black & Decker Corp.                                                            4,897                     253
Snap-on, Inc.                                                                   3,218                     136
Stanley Works                                                                   4,660                     239
                                                                                                          628

Transportation (0.1%):
FDX Corp. <F2>                                                                  7,618                     518

Transportation Leasing
  & Trucking (0.0%):
Ryder Systems, Inc.                                                             3,949                     137

Transportation Services (0.0%):
Laidlaw, Inc.                                                                  17,228                     240

Utilities--Electric (1.6%):
Ameren Corporation                                                              7,229                     286
American Electric Power Co.                                                     9,915                     473
Carolina Power & Light Co.                                                      7,851                     338
Central & South West Corp.                                                     11,055                     288
CINergy Corp.                                                                   8,247                     288
Consolidated Edison Co.
  of New York, Inc.                                                            12,379                     560
Detroit Edison Co.                                                              7,563                     296

Dominion Resources, Inc.                                                       10,105                     400
Duke Energy Corp.                                                              18,677                   1,081
Edison International                                                           19,801                     590
Entergy Corp                                                                   12,718                     316
FirstEnergy Corp.                                                              12,070                     365
FPL Group, Inc.                                                                 9,573                     594
Houston Industries, Inc.                                                       14,719                     428
Niagara Mohawk Power Corp. <F2>                                                 7,520                      92
Northern States Power Co.                                                       3,809                     215
PacifiCorp                                                                     15,396                     358
Peco Energy Co.                                                                11,597                     276
PG&E Corp.                                                                     22,786                     738
PP&L Resources, Inc.                                                            8,701                     201
Public Service Enterprise Group                                                12,188                     409
Raychem Corp.                                                                   4,448                     179
Southern Co.                                                                   35,958                     953
Texas Utilities Co.                                                            12,876                     515
Unicom Corp.                                                                   11,210                     390
                                                                                                       10,629

Utilities--Electric & Gas (0.1%):
Baltimore Gas & Electric Co.                                                    7,721                     243
GPU, Inc.                                                                       6,650                     264
                                                                                                          507

Utilities--Gas (0.3%):
Consolidated Natural Gas Co.                                                    4,956                     285
Eastern Enterprises                                                             1,076                      46
Enron Corp.                                                                    16,239                     799
NICOR, Inc.                                                                     2,536                     104
Pacific Enterprises                                                             4,404                     171
Peoples Energy Corp.                                                            1,795                      65
Sonat, Inc.                                                                     5,792                     257
                                                                                                        1,727

Utilities--Telecommunications
  (4.7%):
AirTouch Communications, Inc. <F2>                                             25,764                   1,369
ALLTEL Corp.                                                                    9,568                     409
Ameritech Corp.                                                                56,792                   2,417
AT&T Corp.                                                                     84,346                   5,066
Bell Atlantic Corp.                                                            40,387                   3,779
BellSouth Corp.                                                                51,520                   3,307
GTE Corp.                                                                      49,727                   2,906
MCI Telecommunications Corp.                                                   36,156                   1,819
SBC Communications, Inc.                                                       95,080                   3,940
Sprint Corp.                                                                   22,281                   1,522
U.S. West Communications Group                                                 25,144                   1,326
WorldCom, Inc. <F2>                                                            52,661                   2,253
                                                                                                       30,113

Total Common Stocks (Cost $291,186)                                                                   453,330

Commercial Paper (20.9%)

Financial Services (20.9%):
Associates Corp., N.A.,
  5.56%, 5/1/98                                                               136,105                 136,105

Total Commercial Paper (Cost $136,105)                                                                136,105

U.S. Treasury Bills (0.8%)
5.04%, 6/18/98 <F3>                                                             5,300                   5,265

Total U.S. Treasury Bills (Cost $5,265)                                                                 5,265

Total Investments (Cost $432,637) <F1>--91.1%                                                         594,836

Other assets in excess of liabilities 8.9%                                                             57,570

TOTAL NET ASSETS--100.0%                                                                             $652,406


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                      $169,154
     Unrealized depreciation                                                        (4,650)
     Net unrealized appreciation                                                  $164,504

<F2> Non-income producing securities.

<F3> Serves as collateral for futures contracts.





                                                                               Number
                                                                                   of                  Market
Security Description                                                        Contracts                   Value


Futures Contracts (18.6%)
S&P 500 Index,
  face amount $118,848,
  expiring June 19, 1998                                                          433                $121,153

Total Futures Contract (Cost $118,848)                                                                121,153

See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Growth Fund                                                            April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (1.5%)

Financial Services (1.5%):
Associates Corp., N.A., 5.56%, 5/1/98                                           3,467                $  3,467

Total Commercial Paper (Cost $3,467)                                                                    3,467

Common Stocks (98.5%)

Aerospace/Defense (2.2%):
AlliedSignal, Inc.                                                             75,000                   3,286
United Technologies Corp.                                                      18,000                   1,772
                                                                                                        5,058

Airlines (0.7%):
Southwest Airlines Co.                                                         62,500                   1,715

Banks (5.7%):
BankAmerica Corp.                                                              35,000                   2,975
First Union Corp.                                                              50,000                   3,019
U.S. Bancorp                                                                   20,000                   2,540
Wells Fargo & Co.                                                              12,500                   4,606
                                                                                                       13,140

Beverages (4.2%):
Anheuser-Busch Co., Inc.                                                       32,000                   1,466
Coca-Cola Co.                                                                  67,000                   5,084
PepsiCo, Inc.                                                                  80,000                   3,175
                                                                                                        9,725

Chemicals--General (1.5%):
Air Products & Chemicals, Inc.                                                 30,000                   2,608
RPM, Inc.                                                                      50,000                     863
                                                                                                        3,471

Commercial Services (1.6%):
Automatic Data Processing, Inc.                                                55,000                   3,682

Computers & Peripherals (6.5%):
3Com Corp. <F2>                                                                40,000                   1,370
Cisco Systems, Inc. <F2>                                                       70,000                   5,127
Compaq Computer Corp.                                                          62,000                   1,740
Dell Computer, Inc. <F2>                                                        5,000                     404
Hewlett-Packard Co.                                                            27,500                   2,071
International Business
  Machines Corp.                                                               25,600                   2,966
Sun Microsystems, Inc. <F2>                                                    35,000                   1,442
                                                                                                       15,120

Conglomerates (0.5%):
Textron, Inc.                                                                  15,000                   1,174

Consumer Products (3.5%):
Colgate-Palmolive Co.                                                          40,000                   3,588
Procter & Gamble Co.                                                           54,000                   4,438
                                                                                                        8,026

Containers (2.0%):
Newell Co.                                                                     60,000                   2,899
Sonoco Products Co.                                                            45,000                   1,808
                                                                                                        4,707

Cosmetics & Related (1.5%):

Avon Products, Inc.                                                            25,000                   2,054
Gillette Co.                                                                   13,000                   1,501
                                                                                                        3,555

Electrical Equipment (6.5%):
Emerson Electric Co.                                                           80,000                   5,090
General Electric Co.                                                          117,500                  10,002
                                                                                                       15,092

Electronic & Electrical--
  General (0.4%):
Millipore Corp.                                                                27,500                     949

Entertainment (0.7%):
The Walt Disney Co.                                                            13,000                   1,616

Financial Services (3.4%):
Federal National Mortgage Assoc.                                               65,000                   3,891
First Data Corp.                                                               60,000                   2,033
Franklin Resources, Inc.                                                       35,000                   1,873
                                                                                                        7,797

Food Processing & Packaging (4.3%):
Bestfoods                                                                      45,000                   2,469
ConAgra, Inc.                                                                 100,000                   2,919
General Mills, Inc.                                                            30,000                   2,027
Sara Lee Corp.                                                                 42,500                   2,531
                                                                                                        9,946

Forest Products--
  Lumber & Paper (0.6%):
Mead Corp.                                                                     40,000                   1,385

Health Care (0.9%):
Columbia/HCA Healthcare Corp.                                                  25,000                     823
Health Management Assoc., Inc.,
  Class A <F2>                                                                 40,000                   1,260
                                                                                                        2,083

Industrial Goods & Services (0.5%):
W.W. Grainger, Inc.                                                            11,000                   1,198

Insurance--Multi-Line (3.7%):
American International Group, Inc.                                             45,000                   5,920
Everest Reinsurance Holdings, Inc.                                             30,000                   1,238
General Reinsurance Corp.                                                       6,000                   1,341
                                                                                                        8,499

Medical Supplies (1.3%):
Biomet, Inc.                                                                   32,500                     975
Medtronic, Inc.                                                                40,000                   2,105
                                                                                                        3,080

Newspapers (0.5%):
Gannett Co., Inc.                                                              17,500                   1,189

Oil & Gas Exploration,
  Production & Services (0.3%):
Anadarko Petroleum Corp.                                                       11,000                     806

Oil-Integrated Companies (3.0%):
Atlantic Richfield Co.                                                         12,500                     975
Chevron Corp.                                                                  27,500                   2,274
Mobil Corp.                                                                    46,000                   3,634
                                                                                                        6,883

Oilfield Services & Equipment (1.6%):
Baker Hughes, Inc.                                                             30,000                   1,215
Schlumberger Ltd.                                                              30,000                   2,486
                                                                                                        3,701

Pharmaceuticals (14.4%):
Abbott Laboratories                                                            60,000                   4,388
American Home Products Corp.                                                   52,500                   4,889
Bristol-Myers Squibb Co.                                                       22,500                   2,382
Eli Lilly & Co.                                                                20,000                   1,391
Johnson & Johnson, Inc.                                                        50,000                   3,569
Merck & Co., Inc.                                                              35,000                   4,218
Pfizer, Inc.                                                                   82,000                   9,331
Schering-Plough Corp.                                                          38,000                   3,045
                                                                                                       33,213

Publishing (0.7%):
Time Warner, Inc.                                                              20,000                   1,570

Radio & Television (1.0%):
Viacom, Inc., Class B <F2>                                                     40,000                   2,320

Retail (2.6%):
Dayton Hudson Corp.                                                            35,000                   3,056

Wal-Mart Stores, Inc.                                                          60,000                   3,034
                                                                                                        6,090

Retail--Drug Stores (1.1%):
Walgreen Co.                                                                   72,500                   2,501

Retail--Specialty Stores (3.5%):
AutoZone, Inc. <F2>                                                            25,000                     755
Home Depot, Inc.                                                               90,000                   6,266
OfficeMax, Inc. <F2>                                                           60,000                   1,129
                                                                                                        8,150

Semiconductors (2.5%):
Applied Materials, Inc. <F2>                                                   15,000                     542
Intel Corp.                                                                    45,500                   3,676
LSI Logic Corp. <F2>                                                           60,000                   1,628
                                                                                                        5,846

Software & Computer
  Services (4.1%):
Computer Associates
  International, Inc.                                                          25,000                   1,464
Microsoft Corp. <F2>                                                           68,500                   6,173
Oracle Corp. <F2>                                                              75,000                   1,941
                                                                                                        9,578

Telecommunications--
  Equipment (1.5%):
Lucent Technologies, Inc.                                                      45,000                   3,426

Tobacco & Tobacco Products (1.1%):
Philip Morris Cos., Inc.                                                       70,000                   2,612

Utilities--Gas (1.1%):
Enron Corp.                                                                    50,000                   2,459

Utilities--Telecommunications
  (7.3%):
AirTouch Communications, Inc. <F2>                                             40,000                   2,125
Ameritech Corp.                                                                50,000                   2,128
GTE Corp.                                                                      30,000                   1,753
MCI Telecommunications Corp.                                                   90,000                   4,528
SBC Communications, Inc.                                                      100,000                   4,144
WorldCom, Inc. <F2>                                                            45,000                   1,925
                                                                                                       16,603

Total Common Stocks (Cost $131,603)                                                                   227,965

Total Investments (Cost $135,070) <F1>--100.0%                                                        231,432

Other assets in excess of liabilities 0.0%                                                                 47

TOTAL NET ASSETS--100.0%                                                                             $231,479


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $97,933
     Unrealized depreciation                                                        (1,571)
     Net unrealized appreciation                                                   $96,362

<F2> Non-income producing securities.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Special Value Fund                                                     April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (3.3%)
Associates Corp., N.A., 5.56%, 5/1/98                                          16,025                $ 16,025

Total Commercial Paper (Cost $16,025)                                                                  16,025

Common Stocks (96.6%)

Aerospace/Defense (4.1%):
B.F. Goodrich, Inc.                                                            77,800                   4,187
GenCorp, Inc.                                                                 277,470                   8,445
Gulfstream Aerospace Corp. <F2>                                                67,899                   2,848
Thiokol Corp.                                                                  72,600                   3,911

                                                                                                       19,391

Automotive Parts (2.0%):
Echlin, Inc.                                                                   95,500                   4,518
Genuine Parts Co. <F3>                                                         50,000                   1,800
Superior Industries
  International, Inc.                                                         107,020                   3,438
                                                                                                        9,756

Banks (7.3%):
First Security Corp. <F3>                                                     290,877                   7,126
First Star Corp.                                                              134,201                   5,007
First Tennessee National Corp. <F3>                                           143,200                   4,931
National City Corp. <F3>                                                       55,080                   3,814
Northern Trust Corp.                                                           86,700                   6,329
Summit Bancorp                                                                161,800                   8,113
                                                                                                       35,320

Beverages (0.6%):
Coca-Cola Enterprises, Inc. <F3>                                               70,200                   2,650

Brokerage Services (0.8%):
Donaldson, Lufkin & Jenrette, Inc.                                             40,325                   3,823

Building Materials (0.8%):
Hussmann International, Inc.                                                  220,550                   3,832

Chemicals--General (2.0%):
Nalco Chemical Co.                                                            124,100                   4,933
RPM, Inc. <F3>                                                                189,575                   3,270
WD-40 Co.                                                                      53,900                   1,560
                                                                                                        9,763

Commercial Services (1.3%):
Pittston Brink's Group                                                        155,000                   6,064

Computers & Peripherals (1.2%):
Quantum Corp. <F2> <F3>                                                       248,100                   5,830

Conglomerates (1.7%):
Mark IV Industries, Inc. <F3>                                                 191,650                   4,036
Whitman Corp. <F3>                                                            199,900                   3,911
                                                                                                        7,947

Consumer Products (0.7%):
Newell Co.                                                                     68,000                   3,285

Containers--Metal, Glass, Paper,
  Plastic (3.9%):
Crown Cork & Seal, Inc. <F3>                                                  115,900                   6,034
Owens-Illinois, Inc. <F2> <F3>                                                190,700                   7,544
Sonoco Products Co.                                                           130,800                   5,257
                                                                                                       18,835

Electronic & Electrical--
  General (3.0%):
Arrow Electronics, Inc. <F2>                                                  102,300                   2,794
Harris Corp.                                                                  100,100                   4,842
Vishay Intertechnology, Inc. <F2>                                             358,407                   6,564
                                                                                                       14,200

Entertainment (0.7%):
Brunswick Corp. <F3>                                                          102,145                   3,320

Financial Services (1.8%):
Bear Stearns Cos., Inc.                                                       147,690                   8,428

Food Distributors, Supermarkets
  & Wholesalers (0.9%):
Hannaford Brothers Co.                                                         98,000                   4,355

Food Processing & Packaging (1.8%):
Dole Food Co. <F3>                                                             89,700                   4,031
McCormick & Co., Inc.
  (non-voting shares)                                                         127,900                   4,380
                                                                                                        8,411

Forest Products--
  Lumber & Paper (1.7%):
Bowater, Inc. <F3>                                                            143,800                   8,044

Heavy Machinery (0.3%):
Harnischfeger Industries, Inc. <F3>                                            52,600                   1,486

Hospital & Nursing Equipment
  & Supplies (1.0%):
Hillenbrand Industries, Inc.                                                   75,000                   4,678

Hotels & Motels (0.9%):
Mirage Resorts, Inc. <F2> <F3>                                                184,000                   4,060

Household Goods--Appliances,
  Furnishings & Electronics (2.0%):
Premark International, Inc. <F3>                                              182,010                   6,074
Sunbeam Corp., Inc. <F3>                                                      138,500                   3,480
Whirlpool Corp.                                                                     1                       0
                                                                                                        9,554

Insurance (4.2%):
American Financial Group, Inc.                                                105,900                   4,613
Amerin Corp. <F2>                                                              58,800                   1,871
Horace Mann Educators Corp.                                                   119,700                   4,115
The PMI Group, Inc.                                                            59,400                   4,826
TIG Holdings, Inc.                                                             98,500                   2,370
Transatlantic Holdings, Inc. <F3>                                              31,050                   2,385
                                                                                                       20,180

Insurance--Property, Casualty,
  Health (1.9%):
Everest Reinsurance Holdings, Inc.                                            220,700                   9,104

Leisure--Recreation, Gaming
  (1.4%):
International Game Technology <F3>                                            239,200                   6,653

Machine Tools (2.8%):
Kaydon Corp. <F3>                                                             143,800                   6,300
Kennametal, Inc.                                                              133,500                   7,117
                                                                                                       13,417

Manufacturing--Miscellaneous
  (1.7%):
Briggs & Stratton Corp.                                                        47,700                   2,158
Millipore Corp. <F3>                                                           80,000                   2,760
Pentair, Inc.                                                                  72,024                   3,115
                                                                                                        8,033

Medical Services (3.5%):
Apria Healthcare Group, Inc. <F2>                                             261,000                   2,496
Coventry Health Care, Inc. <F2>                                               264,200                   4,475
Quorum Health Group, Inc. <F2> <F3>                                           300,800                   9,663
                                                                                                       16,634

Medical Supplies (1.3%):
Biomet, Inc.                                                                  212,100                   6,363

Metals--Nonferrous (0.7%):
Titanium Metals Corp. <F2> <F3>                                               125,300                   3,336

Newspapers (0.5%):
Tribune Co.                                                                    35,900                   2,369

Oil & Gas Exploration,
  Production & Services (5.3%):
Anadarko Petroleum Corp.                                                       72,800                   5,333
EEX Corp. <F3>                                                                219,800                   2,129
Nabors Industries, Inc. <F2> <F3>                                             140,100                   3,529
R&B Falcon Corp. <F2>                                                         260,851                   8,363
Sante Fe International Corp.                                                  152,000                   5,957
                                                                                                       25,311

Oil Marketing & Refining (1.6%):
Ultramar Diamond Shamrock Corp.                                                88,571                   2,862
Valero Energy Corp.                                                           141,500                   4,581
                                                                                                        7,443

Oilfield Services & Equipment (1.1%):
Baker Hughes, Inc.                                                            128,500                   5,204

Pharmaceuticals (2.1%):
Mylan Laboratories <F3>                                                       362,200                   9,825

Primary Metal & Mineral
  Production (0.7%):
Minerals Technologies, Inc.                                                    63,600                   3,462

Real Estate (4.1%):
Meditrust Cos. <F3>                                                           175,529                   5,277
Mack-Cali Realty Corp.                                                        177,500                   6,667
Equity Residential Properties Trust                                           101,600                   4,991
Merry Land & Investment Co., Inc. <F3>                                        133,600                   2,814

Real Estate Investment Trusts (0.8%):

Office (0.8%):
Kilroy Realty Corp. <F3>                                                      151,400                   4,012

Retail (2.3%):
AutoZone, Inc. <F2>                                                            86,000                   2,596
OfficeMax, Inc. <F2>                                                          433,200                   8,150
                                                                                                       10,746

Retail--Specialty Stores (3.3%):
General Nutrition Cos., Inc. <F2>                                              63,100                   2,264
Heilig-Myers Co. <F3>                                                         277,152                   3,897
Limited, Inc.                                                                 139,200                   4,672
Nine West Group, Inc. <F2> <F3>                                               176,100                   4,898
                                                                                                       15,731

Semiconductors (1.2%):
LSI Logic Corp. <F2>                                                          207,900                   5,639

Steel (1.6%):
Carpenter Technology,                                                          95,300                   5,533
Worthington Industries, Inc.                                                  125,370                   2,253
                                                                                                        7,786

Tax Return Preparation (0.7%):
H&R Block, Inc.                                                                74,000                   3,330

Textile Manufacturing (2.5%):
Warnaco Group, Inc., Class A <F3>                                             276,700                  11,691

Tobacco & Tobacco Products (0.9%):
UST, Inc.                                                                     159,900                   4,407

Transportation Leasing
  & Trucking (2.1%):
GATX Corp.                                                                    121,300                  10,053

Transportation Services (0.7%):
Laidlaw, Inc., Class B                                                        233,650                   3,256

Utilities--Electric (6.5%):
CINergy Corp.                                                                 179,800                   6,271
DPL, Inc.                                                                     157,665                   2,868
DQE, Inc.                                                                      89,200                   3,066
Florida Progress Corp.                                                         80,000                   3,250
New Century Energies, Inc. <F3>                                               164,400                   7,810
PP&L Resources, Inc. <F3>                                                     103,300                   2,382
SCANA Corp. <F3>                                                              188,500                   5,631
                                                                                                       31,278

Utilities--Natural Gas (0.6%):
KeySpan Energy Corp. <F3>                                                      41,100                   1,402
Washington Gas Light Co.                                                       46,400                   1,262
                                                                                                        2,664

Total Common Stocks (Cost $340,509)                                                                   460,708

Short Term Securities Held
As Collateral (14.7%)
General American Funding Agreement,
  5.89%<F4>, 5/1/98                                                            15,000                  15,000
AIM Short Term Prime Obligations
  Money Market Fund                                                         3,169,214                   3,169
AIM Liquid Assets Money
  Market Fund                                                               1,875,702                   1,876
Bache Corp., Repurchase Agreement
  (Collateralized by $16,179
  various U.S. Government Securities,
  6.03%-9.00%, 10/1/03-3/1/28,
  market value--$15,301)                                                       15,000                  15,000
Golman, Repurchase Agreement
  (Collateralized by $15,000
  various Corporate Bonds,
  3.25%-8.70%, 7/30/01-5/15/25
  market value--$17,258)                                                       15,000                  15,000
Lehman Brothers Inc.,
  Repurchase Agreement
  (Collateralized by $15,470
  Federal National Mortgage Assoc.,
  6.05%, 5/25/21,
  market value--$15,304)                                                       15,000                  15,000
Salomon Corp., Repurchase Agreement
  (Collateralized by $5,143
  Allstate Financing, 7.83%,
  12/1/45, market value--$5,214)                                                5,000                   5,000

Total Short Term Securities Held
  As Collateral (Cost $70,045)                                                                         70,045

Total Investments (Cost $426,579) <F1>--114.6%                                                        546,778

Other assets in excess of liabilities (14.6%)%                                                        (69,768)

TOTAL NET ASSETS--100.0%                                                                             $477,010


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                      $131,871
     Unrealized depreciation                                                       (11,672)
     Net unrealized appreciation                                                  $120,199

<F2> Non-income producing securities.

<F3> All or a portion of this security was loaned as of April 30, 1998.

<F4> Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect April 30, 1998.


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Ohio Regional Stock Fund                                               April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (3.4%)

Financial Services (3.4%):
Associates Corp., N.A.,
  5.56%, 5/1/98                                                                 2,036                 $ 2,036

Total Commercial Paper (Cost $2,036)                                                                    2,036

Common Stocks (96.6%)

Agriculture & Livestock (0.3%):
Andersons, Inc.                                                                20,000                     195

Airlines (2.1%):
Comair Holdings, Inc.                                                          45,000                   1,229

Amusement & Recreation
  Services (0.9%):
Cedar Fair L.P.                                                                20,000                     530

Automotive Parts (4.7%):
Dana Corp.                                                                     22,000                   1,300
Myers Industries, Inc.                                                         21,780                     542
TRW, Inc.                                                                      18,000                     951
                                                                                                        2,793

Banks (12.8%):
BancFirst Ohio Corp.                                                            9,800                     507
Charter One Financial, Inc.                                                    24,150                   1,633
FirstMerit Corp.                                                               33,000                     936
Huntington Bancshares, Inc.                                                    10,000                     356
Mahoning National Bancorp                                                       5,100                     194
National City Corp.                                                            15,000                   1,039
Park National Corp.                                                             5,000                     481
Provident Financial Group, Inc.                                                23,000                   1,218
Second Bancorp, Inc.                                                            4,470                     165
Star Banc Corp.                                                                17,000                   1,074
                                                                                                        7,603

Bio-Technology (0.3%):
Gliatech, Inc. <F2>                                                            10,000                     165

Broadcasting & Publishing (2.2%):
Scripps (E.W.) Co., Class A                                                    23,000                   1,304

Brokerage Services (1.7%):
McDonald & Co., Investments                                                    34,000                     978

Building Materials (3.2%):
Holophane Corp. <F2>                                                            5,000                     138
Medusa Corp.                                                                   15,000                     922
Owens Corning                                                                  20,000                     831
                                                                                                        1,891

Chemicals--General (4.5%):
A. Schulman, Inc.                                                              12,500                     280
Ferro Corp.                                                                    25,000                     720
Lubrizol Corp.                                                                  9,000                     332
OM Group, Inc.                                                                 15,000                     665
RPM, Inc.                                                                      40,000                     690
                                                                                                        2,687

Computers & Peripherals (2.4%):
Diebold, Inc.                                                                  35,000                   1,435

Conglomerates (3.8%):
Chemed Corp.                                                                   15,000                     601
Lancaster Colony Corp.                                                         37,500                   1,448
Park-Ohio Industries, Inc. <F2>                                                10,000                     184
                                                                                                        2,233

Consumer Products (3.1%):
American Greetings Corp., Class A                                              14,000                     647
Gibson Greetings, Inc. <F2>                                                    24,000                     628
Rubbermaid, Inc.                                                               20,000                     573
                                                                                                        1,848

Electronic & Electrical--
  General (2.0%):
Cincinnati Microwave, Inc. <F2>                                                10,000                       0
Parker-Hannifin Corp.                                                          15,000                     670
Pioneer-Standard Electronics, Inc.                                             43,000                     540
                                                                                                        1,210

Engineering, Industrial
  Construction (0.3%):
Corrpro Cos., Inc. <F2>                                                        10,000                     148

Food Distributors (1.0%):
Kroger Co. <F2>                                                                14,000                     586

Food Processing & Packaging (0.7%):
Chiquita Brands International, Inc.                                            20,000                     271
J.M. Smucker Co., Class A                                                       5,000                     123
                                                                                                          394

Forest Products--
  Lumber & Paper (1.2%):
Mead Corp.                                                                     20,000                     693

Health Care (1.7%):
Omnicare, Inc.                                                                 30,000                   1,028

Hospital & Nursing Equipment
  & Supplies (1.7%):
Invacare Corp.                                                                 36,000                   1,004

Hotels & Motels (0.3%):
Boykin Lodging Co.                                                              8,000                     188

Insurance (6.6%):
Cincinnati Financial Corp.                                                      3,150                     401
Ohio Casualty Corp.                                                            18,000                     871
Progressive Corp.                                                               9,000                   1,219
State Auto Financial Corp.                                                     40,500                   1,472
                                                                                                        3,963

Machine Tools (1.0%):
Cincinnati Milacron, Inc.                                                      17,000                     528
Monarch Machine Tool Co.                                                        5,000                      41
                                                                                                          569

Manufacturing--Capital Goods
  (6.3%):
Commercial Intertech Corp.                                                     20,000                     431
Gorman-Rupp Co.                                                                45,000                     904
Gradall Industries, Inc. <F2>                                                  10,000                     173
Lincoln Electric Co., Class A                                                  16,000                     750
Robbins & Myers, Inc.                                                          20,000                     663
Thor Industries, Inc.                                                          30,000                     784
                                                                                                        3,705

Manufacturing--Miscellaneous
  (1.4%):
Essef Corp. <F2>                                                               46,200                     826

Metals--Fabrication (2.6%):
Amcast Industrial Corp.                                                        15,000                     323
Brush Wellman, Inc.                                                            10,000                     273
Rmi-Titanium Co. <F2>                                                          10,000                     223
Timken Co.                                                                     18,000                     719
                                                                                                        1,538

Mining (0.5%):
Cleveland-Cliffs, Inc.                                                          5,500                     308

Office Equipment & Supplies
  (Non-Computer Related) (1.3%):
Reynolds & Reynolds Co., Class A                                               33,000                     759

Oil & Gas Exploration, Production
  & Services (4.7%):
Lomak Petroleum, Inc.                                                          30,000                     414
USX--Marathon Group                                                            66,000                   2,364

                                                                                                        2,778

Paint, Varnishes, Enamels (1.7%):
Sherwin-Williams Co.                                                           28,000                     998

Pollution Control Services
  & Equipment (0.0%):
Mid American Waste Systems, Inc. <F2>                                          20,100                       0

Precision Instruments
  & Related (1.1%):
Keithley Instruments, Inc.                                                     75,000                     623

Real Estate Investment
  Trusts (1.5%):
Associates Estates Realty                                                       8,000                     153
Developers Divers Realty                                                        8,000                     318
Health Care REIT, Inc.                                                         14,000                     389
                                                                                                          860

Restaurants (0.8%):
Bob Evans Farms, Inc.                                                          10,000                     204
Wendy's International, Inc.                                                    10,000                     240
                                                                                                          444

Retail--Specialty Stores (2.1%):
Fabri-Centers of America, Class A <F2>                                         10,000                     294
Fabri-Centers of America, Class B <F2>                                         10,000                     263
Limited, Inc.                                                                  15,000                     503
Value City Department Stores, Inc. <F2>                                        10,000                     190
                                                                                                        1,250

Rubber & Rubber Products (1.9%):
Cooper Tire & Rubber Co.                                                       13,000                     310
Goodyear Tire & Rubber Co.                                                     12,000                     840
                                                                                                        1,150

Steel (1.5%):
Cold Metal Products, Inc. <F2>                                                  7,000                      32
Shiloh Industries, Inc. <F2>                                                   25,000                     548
Worthington Industries, Inc.                                                   18,000                     323
                                                                                                          903

Telecommunications (0.5%):
Allen Telecom, Inc. <F2>                                                       20,000                     321

Transportation--Marine (0.5%):
Oglebay Norton Co.                                                              6,000                     272

Utilities--Electric (5.8%):
American Electric Power Co.                                                    29,000                   1,385
CINergy Corp.                                                                  25,000                     872
DPL, Inc.                                                                      64,500                   1,173
                                                                                                        3,430

Utilities--Telecommunications
  (2.6%):
Cincinnati Bell, Inc.                                                          40,000                   1,530

Wholesale Distribution (1.3%):
Applied Industrial Technology, Inc.                                            30,000                     761

Total Common Stocks (Cost $25,316)                                                                     57,130

Rights & Warrants (0.0%)
Cincinnati Microwave, Inc.,
  expire 12/31/98 <F2>                                                         10,000                       0

Total Rights & Warrants (Cost $15)                                                                          0

Total Investments (Cost $27,367) <F1>--100.0%                                                          59,166

Liabilities in excess of other assets 0.0%                                                                 (4)

TOTAL NET ASSETS--100.0%                                                                              $59,162


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $32,354
     Unrealized depreciation                                                          (555)
     Net unrealized appreciation                                                   $31,799

<F2> Non-income producing securities.


See notes to financial statements.




THE VICTORY PORTFOLIOS                                        Schedule of Investments
International Growth Fund                                              April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Commercial Paper (2.3%)
Associates Corp., 5.56%, 5/1/98                                                 2,593                $  2,593

Total Commercial Paper (Cost $2,593)                                                                    2,593

Common Stocks (94.5%)

Australia (3.3%):
Banks (0.9%):
National Australia Bank Ltd.                                                   65,000                     923

Leisure--Recreation, Gaming
  (0.7%):
Aristocrat Leisure Ltd.                                                       325,000                     763

Oil & Gas Exploration,
  Production & Services (0.4%):
Woodside Petroleum Ltd.                                                        67,278                     440

Publishing (0.6%):
Publishing & Broadcasting Ltd.                                                150,000                     717

Retail (0.4%):
Woolworths Ltd.                                                               144,000                     496

Utilities--Telecommunications
  (0.3%):
Telstra Corp., ADR                                                              8,000                     378

Total Australia                                                                                         3,717

Brazil (0.7%):
Utilities--Telecommunications
  (0.7%):
Telecomunicacoes Brasileriras
  S/A-Telebras, ADR                                                             6,200                     755

Total Brazil                                                                                              755

Britain (19.5%):
Advertising (0.5%):
WPP Group PLC                                                                  80,000                     508

Airlines (0.4%):
British Aerospace                                                              12,000                     402

Banks (2.3%):
Allied Irish Banks PLC                                                        116,000                   1,603
Lloyds TSB Group PLC                                                           76,000                   1,140
                                                                                                        2,743

Building Materials (0.8%):
CRH PLC                                                                        66,000                     939

Diversified (0.3%):
BTR PLC                                                                        99,553                     332

Food Processing & Packaging (0.1%):
Associated British Foods PLC                                                   12,400                     118

Insurance (1.9%):
Guardian Royal Exchange PLC                                                   314,000                   2,111

Leisure--Recreation, Gaming
  (2.4%):
Ladbroke Group PLC                                                            500,000                   2,761

Manufacturing--Miscellaneous
  (0.5%):
Siebe PLC                                                                      25,000                     568

Oil & Gas Exploration,
  Production & Services (1.1%):
British Petroleum Co. PLC                                                      75,000                   1,184

Pharmaceuticals (3.1%):
Glaxo Wellcome PLC                                                             48,500                   1,372
SmithKline Beecham PLC                                                        180,000                   2,156
                                                                                                        3,528

Publishing (0.4%):
Reed International PLC                                                         50,000                     442

Transportation (4.1%):
National Express Group PLC                                                    154,000                   2,403
Peninsular & Oriental Steam
  Navigation Co. PLC                                                          150,000                   2,227
                                                                                                        4,630

Utilities--Telecommunications
  (1.2%):
British Telecommunications PLC                                                124,000                   1,348

Utilities--Water (0.4%):
Hyder PLC                                                                      28,000                     450

Total Britain                                                                                          22,064

Finland (3.2%):
Banks (2.2%):
Merita Ltd., Class A                                                          359,177                   2,406

Technology--Software (1.0%):
Nokia Oyj, Class A                                                             17,156                   1,153

Total Finland                                                                                           3,559

France (7.9%):
Computers & Peripherals (0.9%):
Cap Gemini SA                                                                   6,700                     869
Cap Gemini SA--New <F2>                                                           577                      75
                                                                                                          944

Diversified (2.3%):
Compagnie de Saint Gobain                                                       8,950                   1,491
Compagnie Generale Des Eaux                                                     6,090                   1,131
                                                                                                        2,622

Food Processing & Packaging (1.1%):
Groupe Danone                                                                   5,100                   1,203

Oil & Gas Exploration,
  Production & Services (0.8%):
Elf Aquitaine, SA                                                               6,900                     905

Oil-Integrated Companies (1.1%):

Total SA, Class B                                                              10,400                   1,236

Pharmaceuticals (1.3%):
Rhone-Poulenc, Class A                                                         31,000                   1,515

Utilities--Telecommunications
  (0.4%):
France Telecom, SA <F2>                                                         7,900                     430

Total France                                                                                            8,855

Germany (7.0%):
Airlines (0.9%):
Deutsche Lufthansa AG, Registered                                              45,000                   1,052

Automobiles (1.1%):
Daimler-Benz AG <F2>                                                           12,580                   1,232

Banks (1.3%):
Commerzbank AG                                                                 21,000                     816
Deutsche Bank AG                                                                8,700                     675
                                                                                                        1,491

Chemicals--General (0.8%):
BASF AG                                                                        20,000                     892

Insurance (0.9%):
Allianz AG, Registered                                                          2,900                     896

Manufacturing--Miscellaneous
  (1.3%):
Siemens AG                                                                     10,100                     595
Veba AG                                                                        14,000                     922
                                                                                                        1,517

Software & Computer
  Services (0.7%):
SAP AG                                                                          1,600                     756

Total Germany                                                                                           7,836

Greece (1.3%):
Commercial Banking (0.9%):

National Bank of Greece <F2>                                                    6,000                   1,056

Utilities--Telecommunications
  (0.4%):
Hellenic Telecommunication
  Organization, SA                                                             15,000                     429

Total Greece                                                                                            1,485

Hong Kong (2.2%):
Banks (0.2%):
Hang Seng Bank                                                                 22,200                     187

Diversified (0.3%):
Hutchison Whampoa Ltd.                                                         61,000                     377

Newspapers (0.5%):
South China Morning Post
  (Holdings) Ltd.                                                             886,000                     532

Real Estate (0.5%):
New World Development                                                         200,000                     569

Transportation--Marine (0.4%):
Hong Kong Ferry Holdings                                                      450,000                     436

Utilities--Electric (0.3%):
Beijing Datang Power
  Generation Co. Ltd.                                                         915,000                     372

Total Hong Kong                                                                                         2,473

Hungary (1.9%):
Oil-Integrated Companies (0.8%):
MOL Magyar Olaj-es Gazipari SP GDR                                             28,000                     855

Transportation Leasing
  & Trucking (0.1%):
RABA Rt. <F2>                                                                   5,000                      78

Utilities--Telecommunications
  (1.0%):
Matav Rt. <F2>                                                                210,000                   1,226

Total Hungary                                                                                           2,159

Italy (5.9%):
Automobiles (1.0%):
Fiat SpA--RNC <F2>                                                            487,000                   1,212

Banks (0.7%):
Istituto Bancario San Paolo
  di Torino SpA                                                                53,000                     766

Financial Services (0.5%):
Istituto Mobiliare Italiano SpA                                                35,500                     581

Food Processing & Packaging (0.5%):
Parmalat Finanziaria SpA                                                      246,000                     555

Insurance (0.8%):
Assicurazioni Generali                                                         30,000                     902

Utilities--Telecommunications
  (2.4%):
Telecom Italia Mobile SpA                                                     208,000                   1,186
Telecom Italia SpA                                                            283,139                   1,492
                                                                                                        2,678

Total Italy                                                                                             6,694

Japan (14.5%):
Automobiles (1.1%):
Honda Motor Co. Ltd.                                                           33,000                   1,199

Banks (1.5%):
Bank of Tokyo-Mitsubishi Ltd.                                                  56,000                     695
Sawna Bank Ltd.                                                               120,000                   1,062
                                                                                                        1,757

Construction (0.4%):
Obayashi Corp.                                                                108,000                     482

Cosmetics & Related (1.8%):
Kao Corp.                                                                      60,000                     883
Shiseido Co. Ltd.                                                              93,000                   1,228

                                                                                                        2,111
Electronic & Electrical--
  General (0.7%):

Makita Corp.                                                                   70,000                     763

Entertainment (0.6%):
Nintendo Co. Ltd.                                                               7,000                     643

Financial Services (1.5%):
Takefuji Corp.                                                                 33,800                   1,778

Food Manufacturing (0.5%):
Q.P. Corp.                                                                     80,000                     578

Health & Personal Care (1.0%):
Hoya Corp.                                                                     35,000                   1,160

Insurance (1.2%):
Tokio Marine & Fire Insurance Co.                                             120,000                   1,308

Manufacturing--Miscellaneous
  (0.8%):
Mitsubishi Heavy Industries Ltd.                                              250,000                     927

Paint, Varnishes & Enamels (0.2%):
Kansai Paint                                                                  100,000                     253

Printing (1.0%):
Toppan Printing Co. Ltd.                                                       91,000                   1,083

Retail--Department Stores (1.4%):
Isetan Co. Ltd.                                                                81,000                     674
Marui Co. Ltd.                                                                 55,000                     870
                                                                                                        1,544

Utilities--Telecommunications
  (0.8%):
Nippon Telegraph & Telephone                                                      100                     878

Total Japan                                                                                            16,464

Malaysia (0.5%):
Automobiles (0.5%):
Oriental Holdings Berhad                                                      275,000                     574

Total Malaysia                                                                                            574

Mexico (0.4%):
Diversified (0.4%):
Desc, SA ADR                                                                   14,900                     429

Total Mexico                                                                                              429

Netherlands (6.8%):
Banks (2.8%):
ABN Amro Holding N.V.                                                          23,900                     582
ING Groep N.V.                                                                 40,000                   2,599
                                                                                                        3,181

Containers (0.8%):
Koninklijke Emballage Indistrie
  Van Leer N.V.                                                                36,000                     918

Electronic & Electrical--
  General (1.7%):
Phillips Electronics N.V.                                                      22,000                   1,938

Food Distributors, Supermarkets
  & Wholesalers (0.3%):
Koninklijke Ahold N.V.                                                         10,600                     331

Insurance (0.3%):
Aegon N.V.                                                                      2,400                     311

Oil-Integrated Companies (0.9%):
Royal Dutch Petroleum Co. ADR                                                  17,500                     990

Total Netherlands                                                                                       7,669

New Zealand (0.5%):
Fisheries (0.1%):
Sanford Ltd.                                                                   53,200                      74

Household Goods--Appliances,
  Furnishings & Electronics (0.4%):
Fisher & Paykel Industries Ltd.                                               146,000                     434

Total New Zealand                                                                                         508

Norway (2.2%):
Banks (1.6%):
Den Norske Bank ASA                                                           340,000                   1,788

Construction (0.2%):
Kvaerner ASA                                                                    5,100                     226

Transportation (0.4%):
Bergesen D Y ASA, Class A                                                      21,600                     466

Total Norway                                                                                            2,480

Portugal (3.0%):
Banks (0.9%):
Banco Commercial
  Portugues, Registered                                                        30,000                   1,051

Building Materials (0.8%):
Cimpor-Cimentos de Portugal,
  SGPS, SA                                                                     25,000                     925

Utilities--Electric (0.5%):
Electricidade de Portugal, SA                                                  20,000                     522

Utilities--Telecommunications
  (0.8%):
Portugal Telecom, SA, Registered                                               16,300                     876

Total Portugal                                                                                          3,374

South Korea (0.2%):
Utilities--Electric (0.2%):
Korea Electric Power Corp. ADR                                                 26,700                     249

Total South Korea                                                                                         249

Spain (5.6%):
Banks (1.5%):
Corporacion Bancaria de Espana, SA                                             20,000                   1,667

Construction (2.1%):
Dragados & Construcciones, SA                                                  75,000                   2,429

Utilities--Electric (0.4%):
Endesa, SA                                                                     20,000                     486

Utilities--Telecommunications
  (1.6%):
Telefonica de Espana                                                           42,000                   1,753

Total Spain                                                                                             6,335

Sweden (1.4%):
Household Goods--Appliances,
  Furnishings & Electronics (0.5%):
Electrolux AB, Class B                                                          5,500                     512

Pharmaceuticals (0.5%):
Astra AB, Class A                                                              26,000                     534

Telecommunications (0.4%):
Telefonaktiebolaget LM Ericsson,
  Class B                                                                      10,200                     538

Total Sweden                                                                                            1,584

Switzerland (6.5%):
Banks (3.5%):
Credit Suisse Group--Registered                                                13,500                   2,970
UBS--Bearer                                                                       598                     963
                                                                                                        3,933

Food Processing & Packaging (1.1%):
Nestle, SA, Registered                                                            650                   1,261

Pharmaceuticals (1.9%):
Novartis AG, Registered                                                           720                   1,191
Roche Holding AG <F2>                                                              89                     902
                                                                                                        2,093

Total Switzerland                                                                                       7,287

Total Common Stocks (Cost $83,041)                                                                    106,550

Convertible Bonds (1.6%)

Banks (0.9%):
Mitsubishi Bank International Finance
  Bermuda, 3.00%, 11/30/02                                                        943                     988

Financial Services (0.7%):
Bell Atlantic Financial Services, 5.75%,
  4/1/03, Convertible into shares of
  Telecom New Zealand                                                             750                     780

Total Convertible Bonds (Cost $1,693)                                                                   1,768

Preferred Stocks (1.0%)

Germany (1.0%):
Automobiles (0.6%):
Volkswagen AG <F2>                                                              1,200                     707

Consumer Products (0.4%):
Gardena Holding AG                                                             20,000                     446

Total Germany                                                                                           1,153

Total Preferred Stocks (Cost $1,107)                                                                    1,153

Rights (0.0%)

Spain (0.0%):
Utilities--Telecommunications
  (0.0%):
Telefonica de Espana,
  expires 5/7/98 <F2>                                                          42,000                      33

Total Spain                                                                                                33

Total Rights (Cost $0)                                                                                     33

Total Investments (Cost $88,434) <F1>--99.4%                                                          112,097

Other assets in excess of liabilities 0.6%                                                                614

TOTAL NET ASSETS--100.0%                                                                             $112,711


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $27,045
     Unrealized depreciation                                                        (3,382)
     Net unrealized appreciation                                                   $23,663

<F2> Non-income producing securities.

ADR--American Depository Receipts

GDR--Global Depository Receipts


See notes to financial statements.



THE VICTORY PORTFOLIOS                                        Schedule of Investments
Special Growth Fund                                                    April 30, 1998
(Amounts in Thousands, Except Shares)                                     (Unaudited)


                                                                            Shares or
                                                                            Principal                  Market
Security Description                                                           Amount                   Value


Common Stocks (99.9%)

Airlines (1.0%):
SkyWest, Inc.                                                                  35,000                $  1,418

Apparel (1.6%):
Ashworth, Inc. <F2>                                                           130,000                   2,178

Apparel--Footwear (1.7%):
Genesco, Inc. <F2>                                                             28,000                     474
Steven Madden Ltd. <F2>                                                       180,000                   1,834
                                                                                                        2,308

Brewery (1.1%):
Boston Beer Co. Inc., Class A <F2>                                            140,000                   1,566

Commercial Services (8.3%):
Abacus Direct Corp. <F2>                                                       50,000                   2,844
Cornell Corrections, Inc. <F2>                                                 85,000                   1,923
Corporate Family Solutions <F2>                                                31,700                     844
Hooper Holmes, Inc.                                                           100,000                   2,356
Labor Ready, Inc. <F2>                                                         70,000                   2,205
Orthodontic Centers of America, <F2>                                           65,000                   1,389
                                                                                                       11,561

Computers & Peripherals (3.1%):
Dunn Computer Corp. <F2>                                                       80,000                     700
Manhattan Associates, Inc. <F2>                                                   500                      11

Systems & Computers
  Technology Corp. <F2>                                                        30,000                   1,695
VereSign, Inc. <F2>                                                            50,000                   1,919
                                                                                                        4,325

Consumer Products (2.5%):
Action Performance Cos., Inc. <F2>                                             50,000                   1,731
Central Garden & Pet Co. <F2>                                                  50,000                   1,713
                                                                                                        3,444

Cosmetics & Related (1.6%):
French Fragrances, Inc. <F2>                                                  130,000                   2,210

Electronic Components/
  Instruments (4.7%):
Gentex Corp. <F2>                                                              55,000                   1,856
TAVA Technologies, Inc. <F2>                                                  150,000                   1,959
Uniphase Corp. <F2>                                                            50,000                   2,713
                                                                                                        6,528

Food Processing & Packaging (2.0%):
American Italian Pasta Co., Class A <F2>                                       60,000                   1,860
Authentic Specialty Foods <F2>                                                 65,000                     926
                                                                                                        2,786

Health Care (1.3%):
Sunrise Assisted Living, Inc. <F2>                                             40,000                   1,793

Homebuilders (1.2%):
The Ryland Group, Inc.                                                         80,000                   1,675

Insurance--Property, Casualty,
  Health (1.0%):
Century Business Services <F2>                                                 75,000                   1,444

Leisure--Recreation,
  Gaming (2.2%):
American Skiing Corp. <F2>                                                    105,000                   1,628
Family Golf Centers, Inc. <F2>                                                 35,000                   1,474
                                                                                                        3,102

Medical Equipment
  & Supplies (1.2%):
Perclose, Inc. <F2>                                                            55,000                   1,671

Medical--Biotechnology (2.5%):
Martek Biosciences Corp. <F2>                                                 140,000                   2,135
Matritech, Inc. <F2>                                                          300,000                   1,350
                                                                                                        3,485

Metals--Nonferrous (0.1%):
International Precious
  Metals Corp. <F2>                                                           450,000                     183

Oilfield Services & Equipment (2.4%):
Global Industries Ltd. <F2>                                                    10,000                     227
Superior Energy Services, Inc. <F2>                                           150,000                   1,668
Venture Seismic Ltd. <F2>                                                     200,000                   1,513
                                                                                                        3,408

Pharmaceuticals (5.6%):
Celegene Corp. <F2>                                                           140,000                   1,418
Coulter Pharmaceutical, Inc. <F2>                                              85,000                   2,443
DUSA Pharmaceuticals, Inc. <F2>                                               140,000                   1,855
NBTY, Inc. <F2>                                                               105,000                   2,100
                                                                                                        7,816

Radio & Television (1.2%):
American Radio Systems Corp. <F2>                                              25,000                   1,658

Restaurants (5.4%):
CKE Restaurants, Inc.                                                          50,000                   1,731
Papa John's International, Inc. <F2>                                           40,000                   1,670
Showbiz Pizza Time, Inc. <F2>                                                  50,000                   1,931
The Cheesecake Factory <F2>                                                    90,000                   2,273
                                                                                                        7,605

Retail (2.3%):
ONSALE, Inc. <F2>                                                              65,000                   1,637
White Cap Industries, Inc. <F2>                                                70,000                   1,523
                                                                                                        3,160

Retail--Specialty Stores (1.3%):
Pier 1 Imports, Inc.                                                           70,000                   1,846

Semiconductors (0.0%):
Broadcom Corp. Class A <F2>                                                       600                      29

Software & Computer
  Services (31.1%):

Accelr8 Technology Corp. <F2>                                                  95,000                   1,639
Acxiom Corp. <F2>                                                              65,000                   1,576
At Home Corp., Series A <F2>                                                   70,000                   2,332
Ciber, Inc. <F2>                                                               60,000                   1,950
Clarify, Inc. <F2>                                                            105,000                   1,444
CMG Information Services <F2>                                                  20,000                   1,931
Discreet Logic, Inc. <F2>                                                      77,000                   1,376
Documentum, Inc. <F2>                                                          33,000                   1,778
DoubleClick, Inc. <F2>                                                         40,000                   1,668
EarthLink Network, Inc. <F2>                                                   20,000                   1,419
Excite, Inc. <F2>                                                              35,000                   2,341
Harbinger Corp. <F2>                                                           40,000                   1,455
Hyperion Software Corp. <F2>                                                   32,000                   1,388
Inspire Insurance Solutions <F2>                                               60,000                   2,018
InterVU, Inc. <F2>                                                             90,000                   1,620
Intuit, Inc. <F2>                                                              50,000                   2,656
Lycos, Inc. <F2>                                                               35,000                   2,163
Mercury Interactive Corp. <F2>                                                 60,000                   2,430
Mindspring Enterprises, Inc. <F2>                                              25,000                   1,688
Netscape Communications Corp. <F2>                                             70,000                   1,912
NetSpeak Corp. <F2>                                                            70,000                   1,702
SEEC, Inc. <F2>                                                               105,000                   1,450
Sports Line USA, Inc. <F2>                                                     70,000                   2,468
Viagrafix Corp. <F2>                                                          100,000                   1,125
                                                                                                       43,529

Telecommunications (2.8%):
IXC Communications, Inc. <F2>                                                  40,000                   1,995
Star Telecommunications, Inc. <F2>                                             70,000                   1,894
                                                                                                        3,889

Telecommunications--
  Services & Equipment (4.3%):
Metro One Telecommunications <F2>                                             150,000                   1,959
MRV Communications, Inc. <F2>                                                  60,000                   1,613
P-COM, Inc. <F2>                                                               75,000                   1,477
Westell Technologies, Inc. <F2>                                                88,500                     918
                                                                                                        5,967

Tobacco & Tobacco Products (1.3%):
Inso Corp. <F2>                                                               100,000                   1,800

Utilities--Telecommunications
  (5.1%):
LCC International Inc., Class A <F2>                                           80,000                   1,640
Omnipoint Corp. <F2>                                                           70,000                   1,715
Pacific Gateway Exchange, Inc. <F2>                                            35,000                   1,995
Startec Global Communications
  Corp.--Class A <F2>                                                          70,000                   1,785
                                                                                                        7,135

Total Common Stocks (Cost $118,974)                                                                   139,519

Rights & Warrants (0.0%)

Engineering, Industrial
  Construction (0.0%):
Morrison Knudsen Corp.,
  Expire 3/11/03 <F2>                                                             158                       1

Total Rights & Warrants (Cost $0)                                                                           1

Total Investments (Cost $118,974) <F1>--99.9%                                                         139,520

Other assets in excess of liabilities 0.1%                                                                116

TOTAL NET ASSETS--100.0%                                                                             $139,636


<F1> Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                                       $27,841
     Unrealized depreciation                                                        (7,295)
     Net unrealized appreciation                                                   $20,546

<F2> Non-income producing securities.


See notes to financial statements.



                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                        U.S. Government    Prime              Financial
                                                                        Obligations        Obligations        Reserves
                                                                        Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                                          $  441,313         $  970,820         $683,299
Repurchase agreements, at cost                                           1,507,786             39,392           60,033
---------------------------------------------------------------------------------------------------------------------------
         Total                                                           1,949,099          1,010,212          743,332
Cash                                                                            --                  1               --
Interest receivable                                                          6,997              6,247            6,619
Receivable for capital shares issued                                            --                  5               --
Prepaid expenses and other assets                                               77                 63               13
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                    1,956,173          1,016,528          749,964
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                            7,961              4,309            3,222
Accrued expenses and other payables:
     Investment advisory fees                                                  575                305              306
     Administration fees                                                        24                 13               10
     Custodian fees                                                             28                 15               14
     Transfer agent fees                                                        29                 20               15
     Shareholder service fees                                                   --                208               --
     Shareholder service fees--Select Shares                                   284                 --               --
     Other                                                                      87                100               20
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                   8,988              4,970            3,587
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                  1,947,215          1,011,555          746,561
Undistributed (distributions in excess of) net investment income               (80)                --             (173)
Accumulated undistributed net realized gains
   (losses) from investment transactions                                        50                  3              (11)
---------------------------------------------------------------------------------------------------------------------------
     Net Assets                                                         $1,947,185         $1,011,558         $746,377
---------------------------------------------------------------------------------------------------------------------------
Net Assets
     Investor Shares                                                    $  522,330                 --               --
     Select Shares                                                       1,424,855                 --               --
---------------------------------------------------------------------------------------------------------------------------
         Total                                                          $1,947,185                 --               --
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)
     Investor Shares                                                       522,290                 --               --
     Select Shares                                                       1,424,904                 --               --
---------------------------------------------------------------------------------------------------------------------------
         Total                                                           1,947,194          1,011,555          746,279
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Offering and redemption price per share                                    --         $     1.00         $   1.00
     Offering and redemption price per share--Investor Shares           $     1.00                 --               --
     Offering and redemption price per share--Select Shares                   1.00                 --               --
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                                                               Ohio
                                                                                            Tax-Free           Municipal
                                                                                            Money              Money
                                                                                            Market             Market
                                                                                            Fund               Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                                                              $521,442           $680,082
Interest and dividends receivable                                                              3,177              6,358
Prepaid expenses and other assets                                                                 24                 22
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                                                        524,643            686,462
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                                              1,475              1,889
Accrued expenses and other payables:
     Investment advisory fees                                                                    162                211
     Administration fees                                                                           8                 10
     Custodian fees                                                                                9                 12
     Transfer agent fees                                                                           5                 11
     Shareholder service fees                                                                     59                118
     Other                                                                                        24                 43
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                     1,742              2,294
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                                                      522,901            684,162
Accumulated undistributed net realized gains from investment transactions                         --                  6
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                                                         $522,901           $684,168
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                                            522,899            684,159
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Offering and redemption price per share                                                $   1.00           $   1.00
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                 Limited                                     Government
                                                                 Term           Intermediate  Fund For       Mortgage
                                                                 Income Fund    Income Fund   Income         Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value
   (Cost $77,493; $238,156; $22,025 & $101,488)                  $77,675        $239,490      $22,516        $101,461
Cash                                                                  --              --           --              --
Interest receivable                                                  779           3,465          172             763
Receivable for capital shares issued                                  --              --           34              --
Receivable from brokers for investments sold                          68           6,590          239           9,595
Prepaid expenses and other assets                                      8              11           15               8
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                             78,530         249,556       22,976         111,827
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to brokers for investments purchased                          --           6,659          218           9,483
Payable for capital shares redeemed                                   --               1            9               3
Accrued expenses and other payables:
     Investment advisory fees                                         22              94            1              30
     Administration fees                                               1               4           --               2
     Custodian fees                                                    1               4            1               3
     Transfer agent fees                                               3               6           13               5
     Shareholder service fees                                         14              46            4              20
     Other                                                             2               1           --               2
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                            43           6,815          246           9,548
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                           81,380         244,791       23,709         102,959
Undistributed net investment income                                   52             148           16              71
Net unrealized appreciation/depreciation from investments            182           1,334          491             (27)
Accumulated undistributed net realized
   losses from investment transactions                            (3,127)         (3,532)      (1,486)           (724)
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                              $78,487        $242,741      $22,730        $102,279
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)                  7,908          25,221        2,331           9,302
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Redemption price per share                                  $  9.92        $   9.62      $  9.75        $  11.00
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                2.00%           5.75%        2.00%           5.75%
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of
   net asset value adjusted to nearest cent)                     $ 10.12        $  10.21      $  9.95        $  11.67
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                   Investment     National                    Ohio
                                                                   Quality        Municipal     New York      Municipal
                                                                   Bond           Bond          Tax-Free      Bond
                                                                   Fund           Fund          Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Cost $170,150;
   $52,774; $19,655, $76,137 & $106,107)                           $170,849       $53,970       $20,575       $79,390
Cash                                                                     --            --            --            --
Interest and dividends receivable                                     2,277           729           387         1,365
Receivable for capital shares issued                                    106           391            31            --
Receivable from brokers for investments sold                         14,920         1,524            --           841
Prepaid expenses and other assets                                        18            29             8             6
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                               188,170        56,643        21,001        81,602
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                      72            40            --            --
Payable to brokers for investments purchased                         14,531         1,186            --         3,669
Accrued expenses and other payables:
     Investment advisory fees                                            71            --             5            23
     Administration fees                                                  3             1            --             1
     Custodian fees                                                      --             3             2             1
     Transfer agent fees                                                  6             9             8             3
     Shareholder service fees                                            32            --            --            16
     Shareholder service fees--Class A                                   --            12             4            --
     Shareholder service and 12b-1 fees--Class B                         --             1             2            --
     Other                                                                2            --             1             3
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                           14,717         1,252            22         3,716
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                             185,927        53,893        20,055        73,973
Undistributed net investment income                                     104            25            13            37
Net unrealized appreciation/depreciation
   from investments                                                     699         1,196           920         3,253
Accumulated undistributed net realized gains
   (losses) from investment transactions                            (13,277)          277            (9)          623
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                                $173,453       $55,391       $20,979       $77,886
---------------------------------------------------------------------------------------------------------------------------
Net Assets
     Class A                                                                      $53,155       $17,450
     Class B                                                                        2,236         3,529
---------------------------------------------------------------------------------------------------------------------------
         Total                                                                    $55,391       $20,979
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)
     Class A                                                                        5,044         1,392
     Class B                                                                          212           281
---------------------------------------------------------------------------------------------------------------------------
         Total                                                       17,657         5,256         1,673         6,693
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Redemption price per share                                    $   9.82                                   $ 11.64
---------------------------------------------------------------------------------------------------------------------------
     Redemption price per share--Class A                                          $ 10.54       $ 12.54
---------------------------------------------------------------------------------------------------------------------------
     Offering price per share--Class B<F1>                                        $ 10.54       $ 12.54
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                   5.75%         5.75%         5.75%         5.75%
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of
   net asset value adjusted to nearest cent)                       $  10.42                                   $ 12.35
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent)--Class A                                 $ 11.18       $ 13.30
---------------------------------------------------------------------------------------------------------------------------


<F1>Redemption price per Class B Share varies based on length of time held.



See notes to financial statements.


                                                                                        Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                                Convertible    Real Estate
                                                                 Balanced       Securities     Investment    Value
                                                                 Fund           Fund           Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Cost $330,512; $106,107;
   $13,537 & $413,914)                                           $420,189       $122,103       $13,620       $613,455
Cash                                                                   --              2             1             --
Interest and dividends receivable                                   2,382            920            29            567
Receivable from affiliates                                             --             --             5             --
Receivable for capital shares issued                                   56            235             8             18
Receivable from brokers for investments sold                       11,865            373            --             --
Net variation margin on open futures contracts                         --             --            --             --
Reclaim receivable                                                     23             --            --             --
Unamortized organization costs                                         --             --            16             --
Prepaid expenses and other assets                                      21             20            10             18
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                             434,536        123,653        13,689        614,058
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                     3              1            --              9
Payable to brokers for investments purchased                       12,555          1,368            --             --
Payable for return of collateral received                              --             --            --         71,018
Payable for organization costs                                         --             --            18             --
Accrued expenses and other payables:
     Investment advisory fees                                         263             75             1            395
     Administration fees                                                6              2            --              8
     Custodian fees                                                     2             11            --             11
     Transfer agent fees                                               20              5             2              7
     Shareholder service fees                                          --             25            --            101
     Shareholder service fees--Class A                                 82             --            --             --
     Shareholder service and 12b-1 fees--Class B                        4             --            --             --
     Other                                                             97             18            --             12
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                         13,032          1,505            21         71,561
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                           318,700        103,821        13,275        301,373
Undistributed (distributions in excess of)
   net investment income                                             (182)           401            88             12
Net unrealized appreciation/depreciaation
   from investments                                                89,861         15,996            83        199,541
Net unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                   (184)            --            --             --
Accumulated undistributed net realized gains
   from investment transactions                                    13,654          1,930           222         41,571
Accumulated undistributed net realized gains (losses)
     from foreign currency transactions                              (345)            --            --             --
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                              $421,504       $122,148       $13,668       $542,497
---------------------------------------------------------------------------------------------------------------------------
Net Assets
     Class A                                                     $416,890
     Class B                                                        4,614
---------------------------------------------------------------------------------------------------------------------------
         Total                                                   $421,504
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)
     Class A                                                       28,588
     Class B                                                          316
---------------------------------------------------------------------------------------------------------------------------
         Total                                                     28,904          8,720         1,134         28,818
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Redemption price per share                                                 $  14.01       $ 12.05       $  18.83
---------------------------------------------------------------------------------------------------------------------------
     Redemption price per share--Class A                         $  14.58
---------------------------------------------------------------------------------------------------------------------------
     Offering price per share--Class B<F1>                       $  14.59
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                 5.75%          5.75%         5.75%          5.75%
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of
   net asset value adjusted to nearest cent)                                    $  14.86                     $  19.98
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent)--Class A                $  15.47                      $ 12.79
---------------------------------------------------------------------------------------------------------------------------


*Redemption price per Class B Share varies based on length of time held.



See notes to financial statements.


                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                              Diversified      Stock
                                                                  Lakefront   Stock            Index         Growth
                                                                  Fund        Fund             Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Cost $1,171; $849,946;
   $432,637 & $135,070)                                           $1,473      $1,106,582       $594,836      $231,432
Interest and dividends receivable                                      2             934            524           182
Receivable from affiliates                                            13              --             --            --
Receivable for capital shares issued                                  --             843            240            82
Receivable from brokers for investments sold                          --          15,110         54,819            --
Net variation margin on open futures contracts                        --              --          2,608            --
Unamortized organization costs                                        23              --             --            --
Prepaid expenses and other assets                                      4              54             46            12
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                              1,515       1,123,523        653,073       231,708
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                                    1             149            125             2
Payable to brokers for investments purchased                          --           8,542            239            --
Payable for return of collateral received                             --          70,045             --            --
Payable  for organization costs                                       26              --             --            --
Accrued expenses and other payables:
     Investment advisory fees                                          1             459            244           163
     Administration fees                                              --              14             --             4
     Custodian fees                                                   --              27             49             4
     Transfer agent fees                                               2             103             10             7
     Shareholder service fees                                         --              --             --            46
     Shareholder service fees--Class A                                --             187             --            --
     Shareholder service and 12b-1 fees--Class B                      --              36             --            --
     Other                                                            --              12             --             3
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                            30          79,574            667           229
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                            1,130         696,636        422,901       121,979
Undistributed (distributions in excess of)
   net investment income                                               1             231            951          (122)
Net unrealized appreciation/depreciation
   from investments                                                  302         256,626        164,504        96,362
Accumulated undistributed net realized gains
   (losses) from investment transactions                              52          90,456         64,050        13,260
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                               $1,485      $1,043,949       $652,406      $231,479
---------------------------------------------------------------------------------------------------------------------------
Net Assets
     Class A                                                                  $  998,346
     Class B                                                                      45,603
---------------------------------------------------------------------------------------------------------------------------
         Total                                                                $1,043,949
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)
     Class A                                                                      51,947
     Class B                                                                       2,399
---------------------------------------------------------------------------------------------------------------------------
         Total                                                       115          54,346         30,508        11,198
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Redemption price per share                                   $12.96                       $  21.38      $  20.67
---------------------------------------------------------------------------------------------------------------------------
     Redemption price per share--Class A                                      $    19.22
---------------------------------------------------------------------------------------------------------------------------
     Offering and redemption price per share--Class B                         $    19.01
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                                5.75%           5.75%          5.75%         5.75%
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of
   net asset value adjusted to nearest cent)                      $13.75                       $  22.68      $  21.93
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent)--Class A                             $    20.39
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                       Statements of Assets and Liabilities
The Victory Portfolios                                                                                       April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)                                                                (Unaudited)


                                                                              Ohio
                                                               Special        Regional       International   Special
                                                               Value          Stock          Growth          Growth
                                                               Fund           Fund           Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Cost $538,960; $27,367;
   $88,434 & $118,974)                                         $659,159       $59,166        $112,097        $139,520
Interest and dividends receivable                                   578            44             576              --
Receivable for capital shares issued                                250            11              25               5
Receivable from brokers for investments sold                         --            --             786           4,121
Unamortized organization costs                                       --            --              --              --
Reclaim receivable                                                   --            --             221              --
Prepaid expenses and other assets                                    32             7              10              14
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                           660,019        59,228         113,715         143,660
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian                                                 --            --               2             262
Payable for capital shares redeemed                                  82             5              13               4
Payable to brokers for investments purchased                         --            --             807           3,612
Payable for return of collateral received                       182,426            --              --              --
Accrued expenses and other payables:
     Investment advisory fees                                       355            30              88             100
     Administration fees                                              7             1               2               2
     Custodian fees                                                  13             2              32               8
     Transfer agent fees                                             26            14              17               6
     Shareholder service fees                                        --            --              --              21
     Shareholder service fees--Class A                               91            11              22              --
     Shareholder service and 12b-1 fees--Class B                      2             1              --              --
     Other                                                            7             2              21               9
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                      183,009            66           1,004           4,024
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Capital                                                         337,174        24,756          87,481         116,006
Undistributed (distributions in excess of)
   net investment income                                            290            (1)            151            (612)
Net unrealized appreciation/depreciation
   from investments                                             120,199        31,799          24,621          20,546
Net unrealized appreciation/depreciation from translation
   of assets and liabilities in foreign currencies                   --            --            (977)             --
Accumulated undistributed net realized gains
   (losses) from investment transactions                         19,347         2,608            (468)          3,696
Accumulated undistributed net realized gains
   (losses) from foreign currency transactions                       --            --           1,903              --
---------------------------------------------------------------------------------------------------------------------------
         Net Assets                                            $477,010       $59,162        $112,711        $139,636
---------------------------------------------------------------------------------------------------------------------------
Net Assets
     Class A                                                   $474,526       $58,055        $112,476
     Class B                                                      2,484         1,107             235
---------------------------------------------------------------------------------------------------------------------------
         Total                                                 $477,010       $59,162        $112,711
---------------------------------------------------------------------------------------------------------------------------
Outstanding units of beneficial interest (shares)
     Class A                                                     27,517         2,404           7,704
     Class B                                                        146            47              17
---------------------------------------------------------------------------------------------------------------------------
         Total                                                   27,663         2,451           7,721           9,566
---------------------------------------------------------------------------------------------------------------------------
Net asset value
     Redemption price per share                                                                              $  14.60
---------------------------------------------------------------------------------------------------------------------------
     Redemption price per share--Class A                       $  17.24       $ 24.15        $  14.60
---------------------------------------------------------------------------------------------------------------------------
     Offering and redemption price per share--Class B          $  16.96       $ 23.77        $  14.24
---------------------------------------------------------------------------------------------------------------------------
Maximum sales charge                                               5.75%         5.75%           5.75%           5.75%
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of
   net asset value adjusted to nearest cent)                                                                 $  15.49
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share
   (100%/(100%-maximum sales charge) of net
   asset value adjusted to nearest cent)--Class A              $  18.29       $ 25.62        $  15.49
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                            U.S. Government    Prime           Financial
                                                                            Obligations        Obligations     Reserves
                                                                            Fund               Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                             $51,754            $25,688         $22,578
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                                      3,223              1,569           1,969
Administration fees                                                           1,025                552             498
Shareholder service fees                                                         --              1,118              --
Shareholder service fees--Select Shares                                       1,696                 --              --
Accounting fees                                                                  52                 49              47
Custodian fees                                                                  176                 89              80
Legal and audit fees                                                            118                 55              52
Trustees' fees and expenses                                                      30                 14              14
Transfer agent fees                                                              53                 37              25
Registration and filing fees                                                     52                 40               7
Printing fees                                                                   117                110               1
Other                                                                            14                  6               9
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                           6,556              3,639           2,702
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                                     --                 --             (78)
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                             6,556              3,639           2,624
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                        45,198             22,049          19,954
---------------------------------------------------------------------------------------------------------------------------
Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                         71                  3               3
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                              $45,269            $22,052         $19,957
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                                        Tax-Free             Ohio Municipal
                                                                                        Money Market         Money Market
                                                                                        Fund                 Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                                         $9,321               $12,680
Dividend income                                                                            205                   130
---------------------------------------------------------------------------------------------------------------------------
     Total Income                                                                        9,526                12,810
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                                                   898                 1,714
Administration fees                                                                        352                   447
Shareholder service fees                                                                   626                   837
Accounting fees                                                                             48                    52
Custodian fees                                                                              51                    66
Legal and audit fees                                                                        31                    42
Trustees' fees and expenses                                                                  8                    11
Transfer agent fees                                                                         14                    23
Registration and filing fees                                                                13                    14
Printing fees                                                                               21                    32
Other                                                                                        4                     5
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                      2,066                 3,243
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                                               (22)                 (539)
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                        2,044                 2,704
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                    7,482                10,106
---------------------------------------------------------------------------------------------------------------------------
Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                                    --                     6
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                                          $7,482               $10,112
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                Limited                                        Government
                                                                Term           Intermediate     Fund For       Mortgage
                                                                Income Fund    Income Fund      Income         Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                 $2,539         $ 8,058          $ 803          $3,449
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                           198             910             54             256
Administration fees                                                 59             182             16              77
Shareholder service fees                                            96             297             26             120
Accounting fees                                                     18              36             27              24
Custodian fees                                                       9              27              9              15
Legal and audit fees                                                 7              17              2               7
Trustees' fees and expenses                                          1               4             --               2
Transfer agent fees                                                  7              10             20               7
Registration and filing fees                                         2               2              1               3
Printing fees                                                        2               4             11               2
Other                                                                3               8              1               4
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                402           1,497            167             517
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                       (61)           (334)           (60)            (66)
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                  341           1,163            107             451
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                            2,198           6,895            696           2,998
---------------------------------------------------------------------------------------------------------------------------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions           (27)          1,742            133           1,354
Change in unrealized
   appreciation/depreciation from investments                     (155)         (1,453)          (261)           (744)
---------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized losses from investments                   (182)            289           (128)            610
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                  $2,016         $ 7,184          $ 568          $3,608
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                                    National                   Ohio
                                                                      Investment    Municipal      New York    Municipal
                                                                      Quality       Bond           Tax-Free    Bond
                                                                      Bond Fund     Fund           Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                       $5,928        $1,212         $ 592       $2,043
Dividend income                                                           --            57            10           28
---------------------------------------------------------------------------------------------------------------------------
     Total Income                                                      5,928         1,269           602        2,071
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                                 659           146            56          233
Administration fees                                                      132            40            15           58
Shareholder service fees                                                 215            --            --           85
Shareholder service fees--Class A                                         --            59            16           --
Shareholder service fees and 12b-1 fees--Class B                          --            11            16           --
Accounting fees                                                           34            30            26           24
Custodian fees                                                            23             7             3           10
Legal and audit fees                                                      19             4             3            6
Trustees' fees and expenses                                                3             1            --            1
Transfer agent fees                                                       25            20            12            7
Registration and filing fees                                               8             5             3            3
Printing fees                                                              3             4             2            2
Other                                                                      6             3             1            3
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                    1,127           330           153          432
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                            (217)         (146)          (42)         (82)
---------------------------------------------------------------------------------------------------------------------------
     Expenses before reimbursement from distributor                      910           184           111          350
     Expenses reimbursed by distributor                                   --            --            (1)          --
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                        910           184           110          350
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                  5,018         1,085           492        1,721
---------------------------------------------------------------------------------------------------------------------------
Realized/Unrealized Gains (Losses)
   from Investments:
Net realized gains (losses) from investment transactions               2,501           409            (9)         623
Change in unrealized
   appreciation/depreciation from investments                         (1,634)         (319)         (213)        (511)
---------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from investments                  867            90          (222)         112
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                        $5,885        $1,175         $ 270       $1,833
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                                                 Real
                                                                                 Convertible     Estate
                                                                  Balanced       Securities      Investment  Value
                                                                  Fund           Fund<F1>        Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                   $ 5,324        $1,485          $  42       $   359
Dividend income                                                     1,822         1,369            189         4,599
Foreign tax withholding                                                (9)           --             --            --
---------------------------------------------------------------------------------------------------------------------------
     Total Income                                                   7,137         2,854            231         4,958
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                            1,840           362             44         2,503
Administration fees                                                   265            88              7           345
Shareholder service fees                                               --            57              5           618
Shareholder service fees--Class A                                      446           --             --            --
Shareholder service fees and 12b-1 fees--Class B                        20           --             --            --
Accounting fees                                                        57             4             17            46
Custodian fees                                                         49            12              1            51
Legal and audit fees                                                   25             6              2            35
Amortization of organization fees                                      --            --              2            --
Trustees' fees and expenses                                             6             3             --             8
Transfer agent fees                                                    34            11              5            16
Registration and filing fees                                            8             9              1             3
Printing fees                                                           9            18             --             9
Other                                                                  13             8              1            15
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                 2,772           578             85         3,649
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                         (434)           --            (50)         (324)
---------------------------------------------------------------------------------------------------------------------------
     Expenses before reimbursement
       from distributor                                             2,338           578             35         3,325
     Expenses reimbursed by distributor                                --            --            (21)           --
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                   2,338           578             14         3,325
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        4,799         2,276            217         1,633
---------------------------------------------------------------------------------------------------------------------------
Realized/Unrealized Gains (Losses) from
   Investments and Foreign Currencies:
Net realized gains (losses) from investment transactions           13,563         1,663            222        41,695
Net realized gains (losses) from foreign currency transactions         35            --             --            --
Net change in unrealized appreciation/depreciation
   from investments                                                25,343         4,672           (411)       49,551
Change in unrealized appreciation/depreciation from
   translation of assets and liabilities in foreign currencies         (1)           --             --            --
---------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains from investments and
   foreign currencies                                              38,940         6,335           (189)       91,246
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    $43,739        $8,611          $  28       $92,879
---------------------------------------------------------------------------------------------------------------------------


<F1> For the period December 1, 1997 through April 30, 1998.



See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                               Diversified    Stock
                                                                   Lakefront   Stock          Index          Growth
                                                                   Fund        Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                    $  9        $    488       $  2,594       $    77
Dividend income                                                      --           6,824          3,467         1,239
---------------------------------------------------------------------------------------------------------------------------
     Total Income                                                     9           7,312          6,061         1,316
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                              6           2,853          1,633         1,027
Administration fees                                                   1             543            370           154
Shareholder service fees                                              1              --             --           251
Shareholder service fees--Class A                                    --             992             --            --
Shareholder service fees and 12b-1 fees--Class B                     --             181             --            --
Accounting fees                                                      17              70             72            30
Custodian fees                                                       --              88             79            23
Legal and audit fees                                                  2              65             41            14
Amortization of organization costs                                    3              --             --            --
Trustees' fees and expenses                                          --              15              9             4
Transfer agent fees                                                   4             222             22            11
Registration and filing fees                                          1              23             19             3
Printing fees                                                        --              66             11             4
Other                                                                --              27             16             7
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                  35           5,145          2,272         1,528
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                         (3)           (511)          (755)         (141)
---------------------------------------------------------------------------------------------------------------------------
     Expenses before reimbursement
       from distributor                                              32           4,634          1,517         1,387
     Expenses reimbursed by distributor                             (31)             --             --            --
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                     1           4,634          1,517         1,387
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                          8           2,678          4,544           (71)
---------------------------------------------------------------------------------------------------------------------------
Realized/Unrealized Gains (Losses) from
   Investments and Foreign Currencies:
Net realized gains (losses) from investment transactions             53          90,731         64,019        13,259
Change in unrealized
   appreciation/depreciation from investments                       160          80,813         39,864        29,150
---------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from
   investments and foreign currencies                               213         171,544        103,883        42,409
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                     $221        $174,222       $108,427       $42,338
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                                   Statements of Operations
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                                 Ohio
                                                                  Special        Regional      International  Special
                                                                  Value          Stock         Growth         Growth
                                                                  Fund           Fund          Fund           Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest income                                                   $   354        $   28        $    93        $  110
Dividend income                                                     3,821           505          1,069            20
Foreign tax withholding                                               (11)           --            (75)           --
---------------------------------------------------------------------------------------------------------------------------
     Total Income                                                   4,164           533          1,087           130
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                            2,220           207            565           539
Administration fees                                                   311            41             77            81
Shareholder service fees                                               --            --             --           129
Shareholder service fees--Class A                                     540            64            120            --
Shareholder service fees and 12b-1 fees--Class B                       10             4              1            --
Accounting fees                                                        49            24             36            21
Custodian fees                                                         53             8             97            18
Legal and audit fees                                                   30             5              7             7
Trustees' fees and expenses                                             7             1              2             2
Transfer agent fees                                                    69            21             23             9
Registration and filing fees                                           16             3              3             4
Printing fees                                                          13             3              4             2
Other                                                                  13             3              4             3
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                 3,331           384            939           815
---------------------------------------------------------------------------------------------------------------------------
Expenses voluntarily reduced                                         (240)          (34)           (67)          (74)
---------------------------------------------------------------------------------------------------------------------------
     Expenses before reimbursement
       from distributor                                             3,091           350            872           741
     Expenses reimbursed by distributor                                --            (3)            (3)           --
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                   3,091           347            869           741
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        1,073           186            218          (611)
---------------------------------------------------------------------------------------------------------------------------
Realized/Unrealized Gains (Losses) from
   Investments and Foreign Currencies:
Net realized gains (losses) from investment transactions           19,481         2,607          1,605         3,808
Net realized gains (losses) from foreign
   currency transactions                                               --            --           (198)           --
Change in unrealized
   appreciation/depreciation from investments                      29,905         3,794         14,733          (457)
Change in unrealized depreciation from translation
   of assets and liabilities in foreign currencies                     --            --            (25)           --
---------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) from
   investments and foreign currencies                              49,386         6,401         16,115         3,351
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                    $50,459        $6,587        $16,333        $2,740
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                            U.S. Government                 Prime                     Financial
                                            Obligations Fund           Obligations Fund             Reserves Fund
---------------------------------------------------------------------------------------------------------------------------
                                       Six                         Six                         Six
                                       Months        Year          Months        Year          Months      Year
                                       Ended         Ended         Ended         Ended         Ended       Ended
                                       April 30,     October 31,   April 30,     October 31,   April 30,   October 31,
                                       1998          1997<F1>      1998          1997          1998        1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income             $    45,198   $    73,928   $    22,049   $    25,590   $  19,954   $    40,386
     Net realized gains (losses)
       from investment transactions             71            72             3            14           3            10
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                          45,269        74,000        22,052        25,604      19,957        40,396
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                 --            --       (22,049)      (25,590)    (19,954)      (40,213)
         Investor Shares                   (12,036)      (19,759)           --            --          --            --
         Select Shares                     (33,162)      (54,089)           --            --          --            --
     In excess of net
       investment income                        --           (80)           --            --          --          (173)
     From net realized gains from
       investment transactions                  --            --           (14)          (13)         --            --
---------------------------------------------------------------------------------------------------------------------------
     Change in net assets from
       distributions to shareholders       (45,198)      (73,928)      (22,063)      (25,603)    (19,954)      (40,386)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued         2,138,238     4,097,261     1,741,125     1,535,027     813,371     1,739,900
     Dividends reinvested                   26,206        30,384        19,615        22,658       1,232         2,086
     Cost of shares redeemed            (1,908,938)   (3,793,926)   (1,485,620)   (1,317,256)   (868,871)   (1,709,344)
---------------------------------------------------------------------------------------------------------------------------
     Change in net assets from
       capital transactions                255,506       333,719       275,120       240,429     (54,268)       32,642
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                       255,577       333,791       275,109       240,430     (54,265)       32,652

Net Assets:
     Beginning of period                 1,691,608     1,357,817       736,449       496,019     800,642       767,990
---------------------------------------------------------------------------------------------------------------------------
     End of period                     $ 1,947,185   $ 1,691,608   $ 1,011,558   $   736,449   $ 746,377   $   800,642
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                              2,138,238     4,097,261     1,741,125     1,535,027     813,371     1,739,900
     Reinvested                             26,206        30,384        19,615        22,658       1,232         2,086
     Redeemed                           (1,908,938)   (3,793,926)   (1,485,620)   (1,317,256)   (868,871)   (1,709,344)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                           255,506       333,719       275,120       240,429     (54,268)       32,642
---------------------------------------------------------------------------------------------------------------------------


<F1>  Effective January 8, 1997, the U.S. Government Obligations Fund
      designated the existing shares as Select Shares and commenced offering Investor Shares.



See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                            Tax-Free                Ohio Municipal
                                                                        Money Market Fund            Money Market
---------------------------------------------------------------------------------------------------------------------------
                                                                    Six                        Six
                                                                    Months        Year         Months       Year
                                                                    Ended         Ended        Ended        Ended
                                                                    April 30,     October 31,  April 30,    October 31,
                                                                    1998          1997         1998         1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                          $   7,482     $  11,431    $  10,106    $   18,491
     Net realized gains (losses) from investment transactions              --            --            6            --
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                          7,482        11,431       10,112        18,491
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                                        (7,482)      (11,431)     (10,106)      (18,491)
     From net realized gains from investment transactions                  --            (3)          --            --
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders                (7,482)      (11,434)     (10,106)      (18,491)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                                      594,934       578,925      585,242     1,046,897
     Dividends reinvested                                               4,066         5,978        8,022        14,588
     Cost of shares redeemed                                         (488,323)     (517,472)    (560,080)     (971,638)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                        110,677        67,431       33,184        89,847
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                  110,677        67,428       33,190        89,847

Net Assets:
     Beginning of period                                              412,224       344,796      650,978       561,131
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                  $ 522,901     $ 412,224    $ 684,168    $  650,978
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                                           594,934       578,925      585,242     1,046,897
     Reinvested                                                         4,066         5,978        8,022        14,588
     Redeemed                                                        (488,323)     (517,472)    (560,080)     (971,638)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                                      110,677        67,431       33,184        89,847
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                  Limited Term              Intermediate                 Fund For
                                                  Income Fund               Income Fund                   Income
---------------------------------------------------------------------------------------------------------------------------
                                            Six                        Six                       Six
                                            Months       Year          Months       Year         Months        Year
                                            Ended        Ended         Ended        Ended        Ended         Ended
                                            April 30,    October 31,   April 30,    October 31,  April 30,     October 31,
                                            1998         1997          1998         1997         1998          1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                  $  2,198     $  5,262      $  6,895     $ 15,363     $   696       $ 1,374
     Net realized gains (losses) from
       investment transactions                   (27)        (915)        1,742         (248)        133            99
     Net change in unrealized appreciation/
       depreciation from investments            (155)         331        (1,453)       1,664        (261)          (32)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                             2,016        4,678         7,184       16,779         568         1,441
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income               (2,177)      (5,310)       (6,866)     (15,376)       (689)       (1,362)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   distributions to shareholders              (2,177)      (5,310)       (6,866)     (15,376)       (689)       (1,362)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued               7,968       22,820        21,883       50,003       5,221         6,619
     Dividends reinvested                      1,585        4,476         4,980       11,254         463           852
     Cost of shares redeemed                 (12,818)     (34,770)      (33,281)     (85,906)     (4,934)       (6,265)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                       (3,265)      (7,474)       (6,418)     (24,649)        750         1,206
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                          (3,426)      (8,106)       (6,100)     (23,246)        629         1,285

Net Assets:
     Beginning of period                      81,913       90,019       248,841      272,087      22,101        20,816
---------------------------------------------------------------------------------------------------------------------------
     End of period                          $ 78,487     $ 81,913      $242,741     $248,841     $22,730       $22,101
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                      799        2,294         2,265        5,259         532           678
     Reinvested                                  160          451           518        1,186          47            88
     Redeemed                                 (1,288)      (3,500)       (3,452)      (9,028)       (502)         (644)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                (329)        (755)         (669)      (2,583)         77           122
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                        Government               Investment Quality
                                                                       Mortgage Fund                  Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                  Six                          Six
                                                                  Months         Year          Months        Year
                                                                  Ended          Ended         Ended         Ended
                                                                  April 30,      October 31,   April 30,     October 31,
                                                                  1998           1997          1998          1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                        $  2,998       $  7,147      $  5,018      $  9,460
     Net realized gains (losses) from investment transactions        1,354           (160)        2,501         1,537
     Net change in unrealized
       appreciation/depreciation from investments                     (744)         1,733        (1,634)        1,026
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations                       3,608          8,720         5,885        12,023
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                                     (2,927)        (7,092)       (4,987)       (9,369)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions to shareholders             (2,927)        (7,092)       (4,987)       (9,369)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                                     9,006         15,588        28,806        61,463
     Proceeds from shares issued
       in connection with acquisition                                   --             --            --        18,518
     Dividends reinvested                                            1,422          3,890         2,668         6,852
     Cost of shares redeemed                                       (12,591)       (43,337)      (39,926)      (59,287)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions                      (2,163)       (23,859)       (8,452)       27,546
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                (1,482)       (22,231)       (7,554)       30,200

Net Assets:
     Beginning of period                                           103,761        125,992       181,007       150,807
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                $102,279       $103,761      $173,453      $181,007
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                                            818          1,442         2,927         6,404
     Issued in connection with acquisition                              --             --            --         1,929
     Reinvested                                                        130            361           272           715
     Redeemed                                                       (1,143)        (4,019)       (4,051)       (6,198)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                                      (195)        (2,216)         (852)        2,850
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                      National Municipal                New York
                                                                          Bond Fund                  Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                   Six                           Six
                                                                   Months        Year            Months        Year
                                                                   Ended         Ended           Ended         Ended
                                                                   April 30,     October 31,     April 30,     October 31,
                                                                   1998          1997            1998          1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                         $ 1,085       $  1,903        $   492       $   920
     Net realized gains (losses) from
       investment transactions                                         409            280             (9)           37
     Net change in unrealized appreciation/
       depreciation from investments                                  (319)         1,209           (213)           15
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                                                   1,175          3,392            270           972
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income
         Class A                                                    (1,043)        (1,836)          (421)         (846)
         Class B                                                       (33)           (68)           (66)         (118)
     In excess of net investment income                                 --             (1)            --           (10)
     From net realized gains from
       investment transactions                                          --             --            (37)          (56)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                                                  (1,076)        (1,905)          (524)       (1,030)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                                    11,784         24,696          5,430         5,155
     Dividends reinvested                                              857          1,664            371           674
     Cost of shares redeemed                                        (7,342)       (16,620)        (2,634)       (3,974)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                                              5,299          9,740          3,167         1,855
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                 5,398         11,227          2,913         1,797

Net Assets:
     Beginning of period                                            49,993         38,766         18,066        16,269
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                 $55,391       $ 49,993        $20,979       $18,066
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                                          1,107          2,396            427           408
     Reinvested                                                         81            162             30            53
     Redeemed                                                         (689)        (1,616)          (208)         (314)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                                       499            942            249           147
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                         Ohio Municipal
                                                                           Bond Fund                    Balanced Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                      Six                          Six
                                                                      Months        Year           Months        Year
                                                                      Ended         Ended          Ended         Ended
                                                                      April 30,     October 31,    April 30,     October 31,
                                                                      1998          1997           1998          1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                                            $ 1,721       $  3,500       $  4,799      $  8,483
     Net realized gains (losses) from investment transactions             623            663         13,563        19,086
     Net realized gains (losses) from  foreign currency transactions       --             --             35          (129)
     Net change in unrealized
       appreciation/depreciation from investments                        (511)         1,203         25,343        26,776
     Change in unrealized depreciation from translation of
       assets and liabilities in foreign currencies                        --             --             (1)           (3)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                                                      1,833          5,366         43,739        54,213
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                                        (1,712)        (3,511)            --            --
     Class A                                                               --             --         (5,104)       (8,296)
     Class B                                                               --             --            (32)          (30)
     From net realized gains from investment transactions                (663)            --        (18,646)       (8,510)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                                                     (2,375)        (3,511)       (23,782)      (16,836)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                                        8,114         18,452         68,709        77,476
     Dividends reinvested                                                 529            945         21,430        14,909
     Cost of shares redeemed                                           (8,258)       (16,672)       (34,816)      (58,523)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                                                   385          2,725         55,323        33,862
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                     (157)         4,580         75,280        71,239

Net Assets:
     Beginning of period                                               78,043         73,463        346,224       274,985
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                    $77,886       $ 78,043       $421,504      $346,224
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                                               689          1,602          4,859         5,958
     Reinvested                                                            45             82          1,589         1,173
     Redeemed                                                            (700)        (1,450)        (2,513)       (4,462)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                                           34            234          3,935         2,669
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                Convertible                  Real Estate
                                             Securities Fund<F1>           Investment Fund             Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                           Five                        Six                        Six
                                           Months       Year           Months       Period        Months     Year
                                           Ended        Ended          Ended        Ended         Ended      Ended
                                           April 30,    October 31,    April 30,    October 31,   April 30,  October 31,
                                           1998         1997           1998         1997<F2>      1998       1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                 $  2,276     $  3,727       $   217      $   79        $  1,633   $  4,081
     Net realized gains (losses) from
       investment transactions                1,663        8,742           222          20          41,695     39,027
     Net change in unrealized
       appreciation/depreciation
       from investments                       4,672       (1,161)         (411)        494          49,551     60,140
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                            8,611       11,308            28         593          92,879    103,248
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income              (2,076)      (3,806)         (149)        (59)         (1,788)    (4,329)
     From net realized gains from
       investment transactions               (8,444)      (3,737)          (20)         --         (39,042)   (17,674)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                          (10,520)      (7,543)         (169)        (59)        (40,830)   (22,003)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued             36,435       46,957        10,933       3,842          32,779    102,144
     Dividends reinvested                     7,753        6,277            47          --          37,784      9,573
     Cost of shares redeemed                (25,113)     (33,495)       (1,547)         --         (52,162)  (102,998)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                      19,075       19,739         9,433       3,842          18,401      8,719
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                         17,166       23,504         9,292       4,376          70,450     89,964

Net Assets:
     Beginning of period                    104,982       81,478         4,376          --         472,047    382,083
---------------------------------------------------------------------------------------------------------------------------
     End of period                         $122,148     $104,982       $13,668      $4,376        $542,497   $472,047
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                   2,644        3,386           893         363           1,856      6,399
     Reinvested                                 591          478             4          --           2,324        652
     Redeemed                                (1,840)      (2,551)         (126)         --          (3,014)    (6,344)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                              1,395        1,313           771         363           1,166        707
---------------------------------------------------------------------------------------------------------------------------


<F1> Effective March 23, 1998, the SBSF Convertible Securities Fund became the
     Victory Convertible Securities Fund. Changes in net assets prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F2> The Real Estate Investment Fund commenced operations as of April 30, 1997.



See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                   Lakefront                 Diversified
                                                     Fund                    Stock Fund                Stock Index Fund
---------------------------------------------------------------------------------------------------------------------------
                                            Six                        Six                           Six
                                            Months        Year         Months        Year            Months     Year
                                            Ended         Ended        Ended         Ended           Ended      Ended
                                            April 30,     October 31,  April 30,     October 31,     April 30,  October 31,
                                            1998          1997<F1>     1998          1997            1998       1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income                  $    8        $   12       $    2,678    $   6,546       $  4,544   $  6,644
     Net realized gains (losses) from
       investment transactions                  53            20           90,731       90,018         64,019     31,506
     Net change in unrealized
       appreciation/depreciation
       from investments                        160           142           80,813       68,082         39,864     57,624
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                             221           174          174,222      164,646        108,427     95,774
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                 (9)          (10)              --           --         (4,276)    (6,516)
         Class A                                --            --           (2,571)      (6,667)            --         --
         Class B                                --            --               --           --             --         --
     In excess of net investment income         --            --               --          (47)            --         --
     From net realized gains from
       investment transactions                 (21)           --          (90,033)     (67,736)       (27,890)    (6,553)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                             (30)          (10)         (92,604)     (74,450)       (32,166)   (13,069)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                43         1,089          173,019      446,487         93,575    164,875
     Proceeds from shares issued
       in connection with acquisition           --            --           86,317           --         46,866         --
     Dividends reinvested                       15             5           70,793       72,928         31,947     12,031
     Cost of shares redeemed                   (19)           (3)        (160,266)    (396,524)       (61,258)   (71,720)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                         39         1,091          169,863      122,891        111,130    105,186
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                           230         1,255          251,481      213,087        187,391    187,891

Net Assets:
     Beginning of period                     1,255            --          792,468      579,381        465,015    277,124
---------------------------------------------------------------------------------------------------------------------------
     End of period                          $1,485        $1,255       $1,043,949    $ 792,468       $652,406   $465,015
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                      4           111            9,905       26,479          4,696      9,543
     Issued in connection with acquisition      --            --            4,725           --          2,272         --
     Reinvested                                  1            --            4,273        4,886          1,736        741
     Redeemed                                   (2)           --           (9,195)     (23,505)        (3,003)    (4,140)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                 3           111            9,708        7,860          5,701      6,144
---------------------------------------------------------------------------------------------------------------------------


<F1> The Lakefront Fund commenced operations as of March 3, 1997.



See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                               Special                  Ohio Regional
                                                  Growth Fund                 Value Fund                 Stock Fund
---------------------------------------------------------------------------------------------------------------------------
                                             Six                        Six                         Six
                                             Months       Year          Months       Year           Months      Year
                                             Ended        Ended         Ended        Ended          Ended       Ended
                                             April 30,    October 31,   April 30,    October 31,    April 30,   October 31,
                                             1998         1997          1998         1997           1998        1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income (loss)            $    (71)    $    326      $  1,073     $  2,293       $   186     $    329
     Net realized gains (losses) from
       investment transactions                 13,259       12,914        19,481       31,722         2,607        4,782
     Net change in unrealized
       appreciation/depreciation
       from investments                        29,150       28,590        29,905       47,587         3,794        9,508
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                             42,338       41,830        50,459       81,602         6,587       14,619
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
     From net investment income                   (48)        (380)           --           --            --           --
         Class A                                   --           --        (1,084)      (2,649)         (188)        (335)
         Class B                                   --           --            --           --            --           --
     In excess of net investment income            --          (28)           --           (1)           --           (3)
     From net realized gains from
       investment transactions                (12,887)      (6,303)      (31,840)     (19,845)       (4,773)        (869)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                            (12,935)      (6,711)      (32,924)     (22,495)       (4,961)      (1,207)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued               26,267       50,795        53,695      121,506         6,834        8,397
     Dividends reinvested                      11,125        5,917        27,345       18,750         3,444          877
     Cost of shares redeemed                  (20,849)     (54,051)      (43,245)     (67,529)       (7,150)     (13,898)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                        16,543        2,661        37,795       72,727         3,128       (4,624)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                           45,946       37,780        55,330      131,834         4,754        8,788

Net Assets:
     Beginning of period                      185,533      147,753       421,680      289,846        54,408       45,620
---------------------------------------------------------------------------------------------------------------------------
     End of period                           $231,479     $185,533      $477,010     $421,680       $59,162     $ 54,408
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                     1,354        2,949         3,242        7,849           291          402
     Reinvested                                   635          398         1,744        1,359           158           45
     Redeemed                                  (1,090)      (3,188)       (2,604)      (4,404)         (308)        (678)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                  899          159         2,382        4,804           141         (231)
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


The Victory Portfolios                                                                  Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                           International                Special
                                                                            Growth Fund               Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                      Six                        Six
                                                                      Months       Year          Months       Year
                                                                      Ended        Ended         Ended        Ended
                                                                      April 30,    October 31,   April 30,    October 31,
                                                                      1998         1997          1998         1997
---------------------------------------------------------------------------------------------------------------------------
From Investment Activities:
Operations:
     Net investment income (loss)                                     $    218     $    750      $   (611)    $   (859)
     Net realized gains (losses) from investment transactions            1,605        5,879         3,808       12,119
     Net realized gains (losses) from  foreign currency transactions      (198)        (752)           --           --
     Net change in unrealized
       appreciation/ depreciation from investments                      14,733        1,684          (457)       6,482
     Change in unrealized appreciation from translation of
       assets and liabilities in foreign currencies                        (25)          --            --           --
---------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
   from operations                                                      16,333        7,561         2,740       17,742
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
         Class A                                                           (67)        (128)           --           --
         Class B                                                            --           --            --           --
     From net realized gains from investment transactions               (5,849)      (4,172)      (11,370)      (4,070)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from distributions
   to shareholders                                                      (5,916)      (4,300)      (11,370)      (4,070)
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
     Proceeds from shares issued                                        72,371       32,867        19,147       42,610
     Proceeds from shares issued in connection with acquisition             --           --        35,309           --
     Dividends reinvested                                                3,831        2,596         8,448        3,006
     Cost of shares redeemed                                           (80,281)     (53,986)      (19,203)     (42,560)
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
   capital transactions                                                 (4,079)     (18,523)       43,701        3,056
---------------------------------------------------------------------------------------------------------------------------
Change in net assets                                                     6,338      (15,262)       35,071       16,728

Net Assets:
     Beginning of period                                               106,373      121,635       104,565       87,837
---------------------------------------------------------------------------------------------------------------------------
     End of period                                                    $112,711     $106,373      $139,636     $104,565
---------------------------------------------------------------------------------------------------------------------------
Share Transactions:
     Issued                                                              5,365        2,433         1,370        2,812
     Issued in connection with acquisition                                  --           --         2,481           --
     Reinvested                                                            311          202           659          216
     Redeemed                                                           (5,946)      (3,996)       (1,364)      (2,819)
---------------------------------------------------------------------------------------------------------------------------
Change in shares                                                          (270)      (1,361)        3,146          209
---------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.


                                                                                               Statements of Cash Flows<F1>
The Victory Portfolios                                                              For the Six Months Ended April 30, 1998
---------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)                                                                                          (Unaudited)


                                                                                          Diversified      Special
                                                                       Value              Stock            Value
                                                                       Fund               Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
Interest and dividend income                                           $     4,957        $     7,312      $     4,165
Net expenses                                                                (3,325)            (4,634)          (3,092)
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Income                                               1,632              2,678            1,073
---------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net investment income to net cash
   provided by operating activities:
     Change in interest receivable                                              (3)                 1                2
     Change in dividend receivable                                              43               (202)            (137)
     Change in accrued expenses and other payables                              18                 79               10
---------------------------------------------------------------------------------------------------------------------------
     Total adjustments                                                          58               (122)            (125)
---------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                           1,690              2,556              948
---------------------------------------------------------------------------------------------------------------------------
Cash flows from investing activities:
     Proceeds from sales of investments                                  1,530,992          2,014,821        1,406,102
     Purchases of investments                                           (1,510,245)        (2,070,591)      (1,412,475)
---------------------------------------------------------------------------------------------------------------------------
         Net cash provided by investing activities                          20,747            (55,770)          (6,373)
---------------------------------------------------------------------------------------------------------------------------
Cash flows from financing activities:
     Proceeds from shares issued                                            32,763            235,177           54,172
     Cost of shares redeemed                                               (52,154)          (160,156)         (43,168)
     Distributions paid to shareholders                                    (40,830)           (92,603)         (32,924)
     Dividends reinvested                                                   37,784             70,792           27,345
---------------------------------------------------------------------------------------------------------------------------
         Net cash used by financing activities                             (22,437)            53,210            5,425
---------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                            --                 (4)              --
Cash at beginning of period                                                     --                 --               --
---------------------------------------------------------------------------------------------------------------------------
Cash at end of period                                                  $        --        $        (4)     $        --
---------------------------------------------------------------------------------------------------------------------------


<F1> The Statements of Cash Flows are provided for the Funds that have participated in securities lending during the period.



See notes to financial statements.

                                               Notes to Financial Statements
----------------------------------------------------------------------------
The Victory Portfolios                                        April 30, 1998
                                                                 (Unaudited)


1. Organization:

The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 30 active funds. Included are the financial statements and financial highlights of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the Real Estate Investment ("REI") Fund.

The U.S. Government Obligations Fund is authorized to issue two classes of shares: Investor Shares and Select Shares. The National Municipal Bond Fund, New York Tax-Free Fund, Balanced Fund, Diversified Stock Fund, Special Value Fund, Ohio Regional Stock Fund and International Growth Fund are authorized to issue two classes of shares: Class A Shares and Class B Shares. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The U.S. Government Obligations Fund and The Prime Obligations Fund seek to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with the stability of principal. The Limited Term Income Fund seeks to provide income consistent with limited fluctuation of principal. The Intermediate Income Fund and Investment Quality Bond Fund seek to provide a high level of income. The Government Mortgage Fund seeks to provide a high level of current income consistent with safety of principal. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Tax-Free Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to produce a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax. The Convertible Securities Fund seeks to provide a high level of current income together with long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Value and Special Value Fund seek to provide long-term growth of capital and dividend income. The Special Growth Fund and The Ohio Regional Stock Fund seek to provide capital appreciation. The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk. The Lakefront Fund seeks to provide long-term growth of capital and income. The REI Fund seeks to provide total return through investments in real estate-related securities.


2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The SBSF Fund transferred its assets and liabilities to the Victory Diversified Stock Fund. The Key Stock Index Fund transferred its assets and liabilities to the Victory Stock Index Fund. The SBSF Capital Growth Fund transferred its assets and liabilities to the Victory Special Growth Fund. The SBSF Convertible Securities Fund transferred its assets and liabilities to the Victory Convertible Securities Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 16, 1998 for the Victory Diversified Stock, Victory Stock Index, and Victory Special Growth funds and March 23, 1998 for the Victory Convertible Securities Fund, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:



                                                                                    Before                    After
                                                                                 Reorganization          Reorganization
---------------------------------------------------------------------------------------------------------------------------
                                                                             SBSF            Victory         Victory
                                                                          Convertible      Convertible     Convertible
                                                                          Securities       Securities      Securities
                                                                             Fund             Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                 8,557         --                 8,557
Net Assets (000)                                                          $120,143         --              $120,143
Net Asset Value                                                           $  14.04         --              $  14.04
Unrealized Appreciation (000)                                             $ 15,775         --              $ 15,775




                                                                                    Before                   After
                                                                                Reorganization           Reorganization
---------------------------------------------------------------------------------------------------------------------------
                                                                                             Victory         Victory
                                                                                           Diversified     Diversified
                                                                            SBSF           Stock Fund      Stock Fund
                                                                            Fund            (Class A)       (Class A)
---------------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                  5,825          47,409          52,135
Net Assets (000)                                                            $86,317        $865,944        $952,261
Net Asset Value                                                             $ 14.82        $  18.27        $  18.27
Unrealized Appreciation (000)                                               $24,319        $215,899        $240,218




                                                                                     Before                   After
                                                                                 Reorganization          Reorganization
---------------------------------------------------------------------------------------------------------------------------
                                                                              Key            Victory         Victory
                                                                          Stock Index         Stock           Stock
                                                                             Fund          Index Fund      Index Fund
---------------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                3,286            28,599          30,871
Net Assets (000)                                                          $46,866          $589,611        $636,477
Net Asset Value                                                           $ 14.26          $  20.62        $  20.62
Unrealized Appreciation (000)                                             $ 8,966          $189,225        $198,191




                                                                                    Before                    After
                                                                                 Reorganization          Reorganization
---------------------------------------------------------------------------------------------------------------------------
                                                                              SBSF           Victory         Victory
                                                                             Capital         Special         Special
                                                                           Growth Fund     Growth Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Shares (000)                                                                 3,454            7,340           9,821
Net Assets (000)                                                           $35,309         $104,465        $139,774
Net Asset Value                                                            $ 10.22         $  14.23        $  14.23
Unrealized Appreciation (000)                                              $ 4,227         $ 15,458        $ 19,685



3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates.


Securities Valuation:

Investments of the U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, and the Ohio Municipal Money Market Fund (collectively "the money market funds") are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature within 397 days, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies of the Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the REI Fund (collectively "the variable net asset value funds"), and investments in Real Estate Investment Trusts are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. Investments in foreign securities, currency holdings and other assets and liabilities of the Balanced Fund and International Growth Fund are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.


Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


Foreign Currency Translation:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Balanced Fund and the International Growth Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Trust isolates that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.


Repurchase Agreements:

Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.


Forward Currency Contracts:

A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.


Futures Contracts:

The Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, and Lakefront Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Trust may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Trust the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Trust to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.


Securities Lending:

The U.S. Government Obligations Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund, Ohio Municipal Money Market Fund, Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, Convertible Securities Fund, Balanced Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund and the REI Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Trust will limit its securities lending to 331/3% of the total assets of each Fund. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 102% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. According to Generally Accepted Accounting Principles (GAAP), a statement of cash flows is presented if the Fund lent out, on average, more than 10% of net assets during the year. Under this guideline, a statement of cash flows is presented for Diversified Stock Fund, Special Value Fund, and Value Fund. As of April 30, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):



                                     Market Value         Market Value
                                     of Collateral    of Loaned Securities
--------------------------------------------------------------------------
Diversified Stock Fund               $ 70,045         $ 70,045
Special Value Fund                    182,426          182,426
Value Fund                             71,018           71,018


The loaned securities were fully collateralized by cash and short-term securities as of April 30, 1998.


Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid quarterly for the Convertible Securities Fund, Stock Index Fund, Diversified Stock Fund, Value Fund, Growth Fund, Special Value Fund, Special Growth Fund, Ohio Regional Stock Fund, International Growth Fund, Lakefront Fund, and the REI Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Income Fund, Intermediate Income Fund, Investment Quality Bond Fund, Government Mortgage Fund, Fund for Income, National Municipal Bond Fund, New York Tax-Free Fund, Ohio Municipal Bond Fund, and Balanced Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.


Federal Income Taxes:

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.


Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

All expenses in connection with Lakefront and REI's organization and registration under the 1940 Act and the Securities Act of 1933 will be paid by those Funds. Such expenses are being amortized over a period of five years commencing with the respective inception dates.

4. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 1998 were as follows (amounts in thousands):



                                                       Purchases     Sales
-----------------------------------------------------------------------------
Limited Term Income Fund                               $ 50,090      $ 47,254
Intermediate Income Fund                                291,347       287,748
Fund for Income                                          13,762        12,454
Government Mortgage Fund                                140,382       145,127
Investment Quality Bond Fund                            380,568       392,311
National Municipal Bond Fund                             31,983        27,816
New York Tax-Free Fund                                    6,180         3,380
Ohio Municipal Bond Fund                                 27,791        27,316
Balanced Fund                                           380,772       341,826
Convertible Securities Fund                              51,049        38,710
REI Fund                                                 10,715         2,793
Value Fund                                               86,768       101,524
Lakefront Fund                                              237           232
Diversified Stock Fund                                  279,718       307,376
Stock Index Fund                                         45,049        93,908
Growth Fund                                              37,604        56,323
Special Value Fund                                       77,303        69,613
Ohio Regional Stock Fund                                  1,889         4,413
International Growth Fund                                41,172        48,723
Special Growth Fund                                     161,992       125,400



5. Related Party Transactions:

Investment advisory services are provided to all the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers. Lakefront Capital Investors, Inc. serves as the sub-adviser for the Lakefront Fund. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for all the Funds except the U.S. Government Obligations Funds (Investor Shares), Financial Reserves Fund and Stock Index Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses.
For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Trust. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of the administration agreement, effective October 1, 1997, the Administrator's fee is computed at the annual rate of 0.15% of each Fund's average daily net assets of $300 million and less, 0.12% of each funds average daily net assets between $300 million and $600 million and 0.10% of each Fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of each Funds average daily net assets to perform some of the administrative duties for the Funds. Pursuant to a 12b-1 Plan, the Distributor may receive fees computed at the annual rate of 0.75% of the average daily net assets of Class B Shares of the National Municipal Bond Fund, New York Tax-Free Fund, Balanced Fund, Diversified Stock Fund, Special Value Fund, Ohio Regional Stock Fund and International Growth Fund for providing distribution services and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the period ended April 30, 1998, the Distributor received approximately $1,224,000 from commissions earned on sales of shares of the variable net asset value funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $1,202,000 to affiliates of the Funds. BISYS Fund Services, Ohio, Inc. (the Company), an affiliate of BISYS, serves the Trust as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the Company's fee is based on a percentage of average daily net assets.

Fees may be voluntarily reduced or reimbursed to assist the Trust in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the period ended April 30, 1998:



                                                                                      Investment             Administration
                                                                                     Advisory Fees               Fees
---------------------------------------------------------------------------------------------------------------------------
                                                                                 Percentage
                                                                                 of Average   Voluntary        Voluntary
                                                                                 Daily        Fee              Fee
                                                                                 Net Assets   Reductions       Reductions
---------------------------------------------------------------------------------------------------------------------------
                                                                                              (000)            (000)

U.S. Government Obligations Fund                                                 0.35%        $ --             $ --
Prime Obligations Fund                                                           0.35%          --               --
Financial Reserves Fund                                                          0.50%          78               --
Tax-Free Money Market Fund                                                       0.35%          22               --
Ohio Municipal Money Market Fund                                                 0.50%         539               --
Limited Term Income Fund                                                         0.50%          61               --
Intermediate Income Fund                                                         0.75%         334               --
Fund for Income                                                                  0.50%          50               10
Government Mortgage Fund                                                         0.50%          66               --
Investment Quality Bond Fund                                                     0.75%         217               --
National Municipal Bond Fund                                                     0.55%         146               --
New York Tax-Free Fund                                                           0.55%          33                9
Ohio Municipal Bond Fund                                                         0.60%          82               --
Balanced Fund                                                                    1.00%         434               --
Convertible Securities                                                           0.75%          --               --
Real Estate Investment Fund                                                      1.00%          43                7
Value Fund                                                                       1.00%         324               --
Lakefront Fund                                                                   1.00%           3               --
Diversified Stock Fund                                                           0.65%         511               --
Stock Index Fund                                                                 0.60%         385              370
Growth Fund                                                                      1.00%         141               --
Special Value Fund                                                               1.00%         240               --
Ohio Regional Stock Fund                                                         0.75%          34               --
International Growth Fund                                                        1.10%          67               --
Special Growth Fund                                                              1.00%          74               --



6. Capital Share Transactions:

Transactions in capital shares for the Funds with multiple share classes were as follows (amounts in thousands):



                                                                                              U.S. Government
                                                                                              Obligations Fund
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months              Year
                                                                                          Ended                Ended
                                                                                        April 30,           October 31,
                                                                                          1998                1997<F1>
---------------------------------------------------------------------------------------------------------------------------
Capital and Share Transactions:
Investor Shares:
Proceeds from shares issued                                                            $   490,461          $ 1,096,594
Dividends reinvested                                                                            10                    9
Cost of shares redeemed                                                                   (424,292)            (640,492)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $    66,179          $   456,111
Select Shares:
Proceeds from shares issued                                                            $ 1,647,778          $ 3,000,667
Dividends reinvested                                                                        26,195               30,375
Cost of shares redeemed                                                                 (1,484,646)          (3,153,434)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   189,327          $  (122,392)


<F1> Effective January 8, 1997, the Fund designated the existing shares as
     Select Shares and commenced offering Investor Shares.





                                                                   National Municipal
                                                                        Bond Fund               New York Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------

                                                                Six Months        Year         Six Months        Year
                                                                   Ended          Ended           Ended          Ended
                                                                 April 30,     October 31,      April 30,     October 31,
                                                                   1998           1997            1998           1997
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
Class A Shares:
Proceeds from shares issued                                     $ 11,299       $ 24,151        $ 4,361        $ 4,570
Dividends reinvested                                                 826          1,600            306            559
Cost of shares redeemed                                           (6,772)       (16,416)        (2,340)        (3,498)
---------------------------------------------------------------------------------------------------------------------------
Total                                                           $  5,353       $  9,335        $ 2,327        $ 1,631
Class B Shares:
Proceeds from shares issued                                        $ 484       $    545        $ 1,069        $   585
Dividends reinvested                                                  31             64             65            115
Cost of shares redeemed                                             (569)          (204)          (294)          (476)
---------------------------------------------------------------------------------------------------------------------------
Total                                                           $    (54)      $    405           $840           $224

Share Transactions:
Class A Shares:
Issued                                                             1,062          2,343            344            362
Reinvested                                                            78            156             24             44
Redeemed                                                            (635)        (1,596)          (185)          (277)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                505            903            183            129
Class B Shares:
Issued                                                                45             53             84             46
Reinvested                                                             3              6              5              9
Redeemed                                                             (54)           (20)           (23)           (37)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                 (6)            39             66             18




                                            Balanced Fund           Diversified Stock Fund         Special Value Fund
---------------------------------------------------------------------------------------------------------------------------

                                       Six Months       Year       Six Months       Year       Six Months        Year
                                          Ended         Ended         Ended         Ended         Ended          Ended
                                        April 30,    October 31,    April 30,    October 31,    April 30,     October 31,
                                          1998          1997          1998          1997          1998           1997
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
Class A Shares:
Proceeds from shares issued            $ 67,625      $ 75,657      $ 248,897     $ 426,586     $ 52,935       $120,389
Dividends reinvested                     21,216        14,836         67,381        71,806       27,213         18,714
Cost of shares redeemed                 (34,618)      (58,208)      (158,238)     (394,709)     (43,093)       (67,494)
---------------------------------------------------------------------------------------------------------------------------
Total                                  $ 54,223      $ 32,285      $ 158,040     $ 103,683     $ 37,055       $ 71,609
Class B Shares:
Proceeds from shares issued            $  1,084      $  1,819      $  10,439     $  19,901     $    760       $  1,117
Dividends reinvested                        214            73          3,411         1,122          132             36
Cost of shares redeemed                    (198)         (315)        (2,027)       (1,815)        (152)           (35)
---------------------------------------------------------------------------------------------------------------------------
Total                                  $  1,100      $  1,577      $  11,823     $  19,208     $    740       $  1,118

Share Transactions:
Class A Shares:
Issued                                    4,782         5,819         14,038        25,259        3,195          7,776
Reinvested                                1,573         1,167          4,064         4,810        1,736          1,357
Redeemed                                 (2,499)       (4,438)        (9,079)      (23,399)      (2,595)        (4,402)
---------------------------------------------------------------------------------------------------------------------------
Total                                     3,856         2,548          9,023         6,670        2,336          4,731
Class B Shares:
Issued                                       77           139            593         1,220           47             73
Reinvested                                   16             6            208            76            8              2
Redeemed                                    (14)          (24)          (116)         (106)          (9)            (2)
---------------------------------------------------------------------------------------------------------------------------
Total                                        79           121            685         1,190           46             73




                                                                      Ohio Regional                 International
                                                                       Stock Fund                    Growth Fund
---------------------------------------------------------------------------------------------------------------------------

                                                                 Six Months      Year         Six Months         Year
                                                                    Ended        Ended           Ended           Ended
                                                                  April 30,   October 31,      April 30,      October 31,
                                                                    1998         1997            1998            1997
---------------------------------------------------------------------------------------------------------------------------
Capital Transactions:
Class A Shares:
Proceeds from shares issued                                      $ 6,529      $  8,156        $ 72,344        $ 32,789
Dividends reinvested                                               3,372           869           3,820           2,590
Cost of shares redeemed                                           (7,147)      (13,887)        (80,275)        (53,968)
---------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 2,754      $ (4,862)       $ (4,111)       $(18,589)
Class B Shares:
Proceeds from shares issued                                      $   305           241              27              78
Dividends reinvested                                                  72             8              11               6
Cost of shares redeemed                                               (3)          (11)             (6)            (18)
---------------------------------------------------------------------------------------------------------------------------
Total                                                            $   374       $   238        $     32        $     66

Share Transactions:
Class A Shares:
Issued                                                               278           390           5,363           2,427
Reinvested                                                           154            45             310             201
Redeemed                                                            (308)         (678)         (5,946)         (3,995)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                124          (243)           (273)         (1,367)
Class B Shares:
Issued                                                                13            12               2               6
Reinvested                                                             4            --               1               1
Redeemed                                                              --            --              --              (1)
---------------------------------------------------------------------------------------------------------------------------
Total                                                                 17            12               3               6



7. Concentration of Credit Risk:

The Ohio Municipal Money Market Fund, New York Tax-Free Fund, and Ohio Municipal Bond Fund invest primarily in debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes and the Ohio Regional Stock Fund invest in equity securities issued by organizations domiciled in Ohio. These Funds are more susceptible to economic and political factors that may adversely affect companies domiciled within each of the states and issuers of the States' specific municipal securities than are municipal bond funds and stock funds that are not geographically concentrated to the same extent.


The Victory Portfolios                                                                                     Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------


                                                             U.S. Government Obligations Fund
-------------------------------------------------------------------------------------------------------------------------------
                                   Investor                    Select
                                    Shares                     Shares
-------------------------------------------------------------------------------------------------------------------------------
                           Six                         Six
                           Months        Period        Months          Year
                           Ended         Ended         Ended           Ended
                           April 30,     October 31,   April 30,       October 31,            Year Ended October 31,
                           1998          1997<F2>      1998            1997<F2>     1996         1995<F3>   1994       1993
-------------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)                 (Unaudited)
Net Asset Value,
Beginning of Period        $  1.000      $  1.000      $    1.000      $    1.000   $    1.000   $  1.000   $  1.000   $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment
     income                   0.025         0.041           0.024           0.047        0.049      0.052      0.032      0.026
Distributions
     Net investment
     income                  (0.025)       (0.041)         (0.024)         (0.047)      (0.049)    (0.052)    (0.032)    (0.026)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period            $  1.000      $  1.000      $    1.000      $    1.000   $    1.000   $  1.000   $  1.000   $  1.000
-------------------------------------------------------------------------------------------------------------------------------
Total Return                   2.52%<F4>     4.19%<F4>       2.40%<F4>       4.75%        4.96%      5.38%      3.30%      2.62%

Ratios/Supplemental Data:
Net Assets, End of
  Period (000)             $522,330      $456,133      $1,424,855      $1,235,475   $1,357,817   $964,929   $412,048   $515,734
Ratio of expenses to
  average net assets           0.53%<F5>     0.56%<F5>       0.78%<F5>       0.74%        0.61%      0.58%      0.63%      0.60%
Ratio of net investment
  income to average
  net assets                   5.09%<F5>     4.95%<F5>       4.84%<F5>       4.75%        4.84%      5.28%      3.20%      2.57%
Ratio of expenses to
  average net assets<F1>       <F6>          <F6>            <F6>            <F6>         <F6>       0.60%      0.80%      <F6>
Ratio of net investment
  income to average
  net assets<F1>               <F6>          <F6>            <F6>            <F6>         <F6>       5.26%      3.03%      <F6>

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective January 8, 1997, the Fund designated the existing shares as Select Shares and commenced offering
     Investor Shares.

<F3> Effective June 5, 1995, the Victory U.S. Treasury Money Market Portfolio merged into the U.S. Government
     Obligations Fund. Financial highlights for the periods prior to June 5, 1995 represent the U.S. Government
     Obligation Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                      Prime Obligations Fund
---------------------------------------------------------------------------------------------------------------------------
                                             Six
                                             Months
                                             Ended
                                             April 30,                         Year Ended October 31,
                                             1998             1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period         $    1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                        0.024          0.048        0.047        0.051        0.035         0.030
     Net realized losses from
       investment transactions                       --             --           --           --       (0.003)           --
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities         0.024          0.048        0.047        0.051        0.032         0.030
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                       (0.024)        (0.048)      (0.047)      (0.051)      (0.035)       (0.030)
---------------------------------------------------------------------------------------------------------------------------
Capital transactions                                 --             --           --           --        0.003<F2>        --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $    1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return                                       2.44%<F3>      4.89%        4.81%        5.26%        3.57%         3.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $1,011,558       $736,449     $496,019     $456,266     $782,303      $720,024
Ratio of expenses to average net assets            0.81%<F4>      0.85%        0.87%        0.74%        0.62%         0.60%
Ratio of net investment income to
   average net assets                              4.92%<F4>      4.79%        4.72%        5.09%        3.52%         2.96%
Ratio of expenses to average net assets<F1>        <F5>           <F5>         <F5>         <F5>         0.79%         <F5>
Ratio of net investment income to
   average net assets<F1>                          <F5>           <F5>         <F5>         <F5>         3.35%         <F5>

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> During 1994, KeyCorp made a capital contribution of approximately $2,506,000 for losses realized from the disposition of certain securities.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                      Financial Reserves Fund
---------------------------------------------------------------------------------------------------------------------------
                                             Six
                                             Months
                                             Ended
                                             April 30,                           Year Ended October 31,
                                             1998            1997         1996         1995<F2>     1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period         $  1.000        $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                      0.025           0.049        0.049        0.054        0.035         0.030
Distributions
     Net investment income                     (0.025)         (0.049)      (0.049)      (0.054)      (0.035)       (0.030)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  1.000        $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return                                     2.51%<F3>       5.04%        5.00%        5.50%        3.57%         2.81%

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $746,377        $800,642     $767,990     $762,870     $433,266      $457,872
Ratio of expenses to average net assets          0.67%<F4>       0.67%        0.67%        0.60%        0.57%         0.55%
Ratio of net investment income to
   average net assets                            5.07%<F4>       4.94%        4.89%        5.40%        3.48%         2.78%
Ratio of expenses to average net assets<F1>      0.69%<F4>       0.71%        0.75%        0.76%        0.73%         0.70%
Ratio of net investment income to
   average net assets<F1>                        5.05%<F4>       4.90%        4.81%        5.24%        3.32%         2.63%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Financial Reserves Portfolio became the Financial Reserves Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                    Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
                                             Six
                                             Months
                                             Ended
                                             April 30,                         Year Ended October 31,
                                             1998           1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period         $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                      0.015          0.030        0.030        0.034        0.021         0.020
Distributions
     Net investment income                     (0.015)        (0.030)      (0.030)      (0.034)      (0.021)       (0.020)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  1.000       $  1.000     $  1.000     $  1.000     $  1.000      $  1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return                                     1.44%<F2>      3.07%        3.04%        3.42%        2.17%         2.06%

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $522,901       $412,224     $344,796     $307,726     $198,561      $189,351
Ratio of expenses to average net assets          0.80%<F3>      0.73%        0.78%        0.61%        0.60%         0.59%
Ratio of net investment income to
   average net assets                            2.92%<F3>      3.03%        2.97%        3.36%        2.14%         2.04%
Ratio of expenses to average net assets<F1>      0.81%<F3>      0.74%        0.80%        0.62%        0.79%         0.60%
Ratio of net investment income to
   average net assets<F1>                        2.91%<F3>      3.02%        2.95%        3.35%        1.95%         2.02%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                Ohio Municipal Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
                                       Six                                   Two
                                       Months                                Months
                                       Ended                                 Ended
                                       April 30,    Year Ended October 31,   October 31,        Year Ended August 31,
                                       1998          1997         1996       1995           1995<F2>    1994       1993
---------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $  1.000      $  1.000     $  1.000   $  1.000       $  1.000    $  1.000   $  1.000
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                0.015         0.030        0.030      0.006          0.033       0.021      0.021
Distributions
     Net investment income               (0.015)       (0.030)      (0.030)    (0.006)        (0.033)     (0.021)    (0.021)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $  1.000      $  1.000     $  1.000   $  1.000       $  1.000    $  1.000   $  1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return                               1.47%<F3>     3.01%        3.11%      0.55%<F3>      3.33%       2.10%      2.14%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $684,168      $650,978     $561,131   $510,632       $502,453    $318,132   $262,681
Ratio of expenses to average
    net assets                             0.79%<F4>     0.75%        0.67%      0.64%<F4>      0.63%       0.65%      0.65%
Ratio of net investment income
   to average net assets                   2.95%<F4>     2.97%        3.03%      3.31%<F4>      3.33%       2.08%      2.12%
Ratio of expenses to average
   net assets<F1>                          0.95%<F4>     0.94%        0.97%      0.92%<F4>      0.94%       0.76%      0.72%
Ratio of net investment income
   to average net assets<F1>               2.79%<F4>     2.78%        2.73%      3.03%<F4>      3.02%       1.97%      2.05%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Ohio Municipal Money Market Portfolio became the Ohio Municipal Money Market Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                      Limited Term Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                              Six
                                              Months
                                              Ended
                                              April 30,                        Year Ended October 31,
                                              1998          1997         1996        1995<F2>      1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period          $  9.94       $ 10.01      $ 10.15     $   9.88      $ 10.53       $ 10.45
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                       0.27          0.61         0.63         0.57         0.54          0.57
     Net realized and unrealized gains
       (losses) from investments                (0.02)        (0.07)       (0.14)        0.27        (0.61)         0.08
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities        0.25          0.54         0.49         0.84        (0.07)         0.65
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                      (0.27)        (0.61)       (0.62)       (0.57)       (0.54)        (0.57)
     In excess of net investment income            --            --        (0.01)          --           --            --
     Net realized gains                            --            --           --           --        (0.04)           --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                    (0.27)        (0.61)       (0.63)       (0.57)       (0.58)        (0.57)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  9.92       $  9.94      $ 10.01     $  10.15      $  9.88       $ 10.53
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)            2.57%<F3>     5.57%        4.94%        8.77%       (0.66)%        6.39%

Ratios/Supplemental Data:
Net Assets, End of Period (000)               $78,487       $81,913      $90,019     $172,002      $79,150       $81,771
Ratio of expenses to average net assets          0.86%<F4>     0.85%        0.86%        0.78%        0.79%         0.77%
Ratio of net investment income to
   average net assets                            5.58%<F4>     6.06%        5.90%        5.77%        5.29%         5.49%
Ratio of expenses to average net assets<F1>      1.02%<F4>     0.87%        0.89%        0.79%        0.97%         0.78%
Ratio of net investment income to
   average net assets<F1>                        5.42%<F4>     6.04%        5.87%        5.76%        5.10%         5.48%
Portfolio turnover                                 66%          139%         221%          97%          41%           50%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective June 5, 1995, the Victory Short-Term Government Income Portfolio merged into the Limited Term Income Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the Limited Term Income Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                    Financial Highlights
------------------------------------------------------------------------------------------------------------------------------


                                                                            Intermediate Income Fund
------------------------------------------------------------------------------------------------------------------------------
                                                       Six
                                                       Months         Year          Year           Year         December 30,
                                                       Ended          Ended         Ended          Ended        1993
                                                       April 30,      October 31,   October 31,    October 31,  to October 31,
                                                       1998           1997          1996           1995         1994<F2>
------------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Net Asset Value, Beginning of Period                   $   9.61       $   9.56      $   9.69       $   9.25     $  10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                 0.27           0.56          0.56           0.60         0.52
     Net realized and unrealized gains
       (losses) from investments                           0.01           0.05         (0.13)          0.44        (0.76)
------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                  0.28           0.61          0.43           1.04        (0.24)
------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                                (0.27)         (0.56)        (0.56)         (0.60)       (0.51)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $   9.62       $   9.61      $   9.56       $   9.69     $   9.25
------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                      2.96%<F3>      6.62%         4.56%         11.65%       (2.48)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                        $242,741       $248,841      $272,087       $163,281     $112,923
Ratio of expenses to average net assets                    0.96%<F4>      0.96%         0.94%          0.82%        0.79%<F4>
Ratio of net investment income to average net assets       5.68%<F4>      5.87%         5.81%          6.32%        6.23%<F4>
Ratio of expenses to average net assets<F1>                1.23%<F4>      1.09%         1.11%          1.06%        1.25%<F4>
Ratio of net investment income to average
  net assets<F1>                                           5.41%<F4>      5.74%         5.64%          6.08%        5.77%<F4>

Portfolio turnover                                          120%           195%          164%            98%          55%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                         Fund for Income
---------------------------------------------------------------------------------------------------------------------------
                                           Six                                                  February 1,
                                           Months                                               1994            Year
                                           Ended                                                through         Ended
                                           April 30,          Year Ended October 31,            October 31,     January 31,
                                           1998          1997         1996         1995<F4>     1994            1993
---------------------------------------------------------------------------------------------------------------------------
                                           (Unaudited)
Net Asset Value, Beginning of Period       $  9.81       $  9.77      $  9.93      $  9.43      $ 10.14         $ 10.57
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                    0.31          0.68         0.68         0.73         0.52            0.80
     Net realized and unrealized gains
       (losses) on investments               (0.06)         0.03        (0.08)        0.43        (0.71)          (0.41)
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities     0.25          0.71         0.60         1.16        (0.19)           0.39
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                   (0.31)        (0.67)       (0.68)       (0.66)       (0.51)          (0.80)
     In excess of net
       investment income                        --            --        (0.03)          --        (0.01)             --
     Net realized gains                         --            --           --           --           --           (0.02)
     Tax return of capital                      --            --        (0.05)          --           --              --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                 (0.31)        (0.67)       (0.76)       (0.66)       (0.52)          (0.82)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  9.75       $  9.81      $  9.77      $  9.93      $  9.43         $ 10.14
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)         2.62%<F2>     7.58%        6.35%       12.75%       (1.99)%<F2>      3.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000)            $22,730       $22,101      $20,816      $22,756      $29,358         $46,632
Ratio of expenses to average
   net assets                                 1.00%<F3>     0.99%        1.02%        1.12%        1.12%<F3>       1.13%
Ratio of net investment income
   to average net assets                      6.45%<F3>     6.98%        7.05%        7.62%        7.21%<F3>       7.65%
Ratio of expenses to average
   net assets<F1>                             1.56%<F3>     1.63%        1.73%        1.58%        1.26%<F3>       <F5>
Ratio of net investment income
   to average net assets<F1>                  5.89%<F3>     6.34%        6.34%        7.16%        7.07%<F3>       <F5>
Portfolio turnover                              60%           26%          25%          35%          18%             47%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory Fund For Income Portfolio became the Fund For Income.

<F5> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                      Government Mortgage Fund
---------------------------------------------------------------------------------------------------------------------------
                                              Six
                                              Months
                                              Ended
                                              April 30,                        Year Ended October 31,
                                              1998           1997         1996          1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period          $  10.93       $  10.76     $  10.86      $  10.33     $  11.36      $  11.07
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                        0.32           0.69         0.70          0.72         0.68          0.66
     Net realized and unrealized gains
       (losses) from investments                  0.06           0.16        (0.12)         0.62        (1.02)         0.32
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities         0.38           0.85         0.58          1.34        (0.34)         0.98
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                       (0.31)         (0.68)       (0.67)        (0.71)       (0.67)        (0.66)
     Net realized gains                             --             --           --            --        (0.02)        (0.03)
     In excess of net realized gains                --             --           --         (0.08)          --            --
     Tax return of capital                          --             --        (0.01)        (0.02)          --            --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                     (0.31)         (0.68)       (0.68)        (0.81)       (0.69)        (0.69)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $  11.00       $  10.93     $  10.76      $  10.86     $  10.33      $  11.36
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)             3.54%<F3>      8.22%        5.54%        13.55%       (3.01)%        9.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000)               $102,279       $103,761     $125,992      $136,103     $148,168      $132,738
Ratio of expenses to average net assets           0.88%<F4>      0.85%        0.89%         0.77%        0.76%         0.75%
Ratio of net investment income
   to average net assets                          5.85%<F4>      6.32%        6.46%         6.81%        6.38%         5.92%
Ratio of expenses to average net assets<F1>       1.01%<F4>      <F2>         0.90%         0.79%        0.96%         0.76%
Ratio of net investment income to
   average net assets<F1>                         5.72%<F4>      <F2>         6.45%         6.80%        6.18%         5.92%
Portfolio turnover                                 139%           115%         127%           59%         132%           50%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                   Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------


                                                                          Investment Quality Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                       Six
                                                       Months         Year         Year          Year           December 30,
                                                       Ended          Ended        Ended         Ended          1993
                                                       April 30,      October 31,  October 31,   October 31,    to October 31,
                                                       1998           1997<F6>     1996          1995<F5>       1994<F2>
-----------------------------------------------------------------------------------------------------------------------------
                                                       (Unaudited)
Net Asset Value, Beginning of Period                   $   9.78       $   9.63     $   9.76      $   9.10       $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                 0.28           0.57         0.57          0.62          0.53
     Net realized and unrealized gains
       (losses) from investments                           0.04           0.14        (0.13)         0.67         (0.92)
-----------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                  0.32           0.71         0.44          1.29         (0.39)
-----------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                                (0.28)         (0.56)       (0.56)        (0.62)        (0.51)
     In excess of net investment income                      --             --           --         (0.01)           --
     Tax return of capital                                   --             --        (0.01)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $   9.82       $   9.78     $   9.63      $   9.76       $  9.10
-----------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                      3.28%<F3>      7.67%        4.65%        14.63%        (3.92)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                        $173,453       $181,007     $150,807      $125,248       $94,685
Ratio of expenses to average net assets                    1.04%<F4>      1.04%        1.01%         0.88%         0.79%<F4>
Ratio of net investment income to average
  net assets                                               5.71%<F4>      5.90%        5.99%         6.59%         6.33%<F4>
Ratio of expenses to average net assets<F1>                1.28%<F4>      1.17%        1.14%         1.10%         1.25%<F4>
Ratio of net investment income to average
  net assets<F1>                                           5.46%<F4>      5.77%        5.86%         6.37%         5.87%<F4>
Portfolio turnover                                          219%           249%         182%          160%           90%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Corporate Bond Portfolio merged into the Investment Quality Bond Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the Investment Quality Bond Fund.

<F6> Effective June 13, 1997, the Victory Government Bond Fund merged into the Investment Quality Bond Fund.
     Financial highlights for the periods prior to June 13, 1997 represent the Investment Quality Bond Fund.



See notes to financial statements.


The Victory Portfolios                                                                                    Financial Highlights
------------------------------------------------------------------------------------------------------------------------------


                                                                   National Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                 Class A                                     Class B
------------------------------------------------------------------------------------------------------------------------------
                                       Six                                    Six                      Six
                                       Months        Year        Year         Months        Year       Months       Year
                                       Ended         Ended       Ended        Ended         Ended      Ended        Ended
                                       April 30,     October 31, October 31,  October 31,   April 30,  April 30,    October 31,
                                       1998          1997        1996         1995<F5>      1995<F6>   1998         1997
------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)                                                     (Unaudited)
Net Asset Value,
   Beginning of Period                 $ 10.51       $ 10.16     $ 10.06      $  9.59       $ 9.64     $10.51       $10.16
------------------------------------------------------------------------------------------------------------------------------
Investment Activities
Net investment income                     0.22          0.45        0.44         0.24         0.44       0.16         0.33
     Net realized and
       unrealized gains (losses)
       from investments                   0.03          0.35        0.13         0.46        (0.05)      0.03         0.34
------------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities          0.25          0.80        0.57         0.70         0.39       0.19         0.67
------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income               (0.22)        (0.45)      (0.44)       (0.23)       (0.44)     (0.16)       (0.32)
     In excess of net
       investment income                    --            --          --           --           --         --           --
     In excess of net realized gains        --            --       (0.03)          --           --         --           --
------------------------------------------------------------------------------------------------------------------------------
         Total Distributions             (0.22)        (0.45)      (0.47)       (0.23)       (0.44)     (0.16)       (0.32)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                       $ 10.54       $ 10.51     $ 10.16      $ 10.06       $ 9.59     $10.54       $10.51
------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes
   sales charges)                         2.34%<F3>     8.10%       5.83%        7.39%<F3>    4.21%      1.78%<F3>    6.74%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $53,155       $47,705     $36,958      $11,964       $5,118     $2,236       $2,288
Ratio of expenses to
   average net assets                     0.65%<F4>     0.36%       0.29%        0.02%<F4>    0.20%      1.73%<F4>    1.60%
Ratio of net investment income
   (loss) to average net assets           4.13%<F4>     4.43%       4.37%        5.11%<F4>    5.01%      3.04%<F4>    3.18%
Ratio of expenses to average
   net assets<F1>                         1.20%<F4>     1.27%       1.35%        2.57%<F4>    3.95%      2.28%<F4>    2.62%
Ratio of net investment income
   to average net assets<F1>              3.58%<F4>     3.52%       3.31%        2.56%<F4>    1.26%      2.49%<F4>    2.16%
Portfolio turnover<F7>                      55%          154%        143%          72%          52%        55%         154%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F6> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                    Financial Highlights
------------------------------------------------------------------------------------------------------------------------------


                                                        National Municipal Bond Fund
------------------------------------------------------------------------------------------------------------------------------
                                                                  Class B
------------------------------------------------------------------------------------------------------------------------------
                                                           Six           September
                                             Year          Months        26,            February 3,
                                             Ended         Ended         1994 to        1994 to
                                             October 31,   October 31,   April 30,      April 30,
                                             1996          1995<F5>      1995<F6>       1994<F2>
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                       $10.07        $ 9.59        $ 9.53         $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Investment Activities
Net investment income                          0.35          0.20          0.28            0.08
     Net realized and
       unrealized gains (losses)
       from investments                        0.13          0.47          0.05           (0.36)
------------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities               0.48          0.67          0.33           (0.28)
------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                    (0.35)        (0.19)        (0.27)          (0.08)
     In excess of net
       investment income                      (0.01)           --            --              --
     In excess of net realized gains          (0.03)           --            --              --
------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                  (0.39)        (0.19)        (0.27)          (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                             $10.16        $10.07        $ 9.59         $  9.64
------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes
   sales charges)                              4.85%         6.99%<F3>     3.54%<F3>      (2.82)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $1,808        $  456        $  147         $   494
Ratio of expenses to
   average net assets                          1.20%         0.96%<F4>    (0.05)%<F4>      0.65%<F4>
Ratio of net investment income
   (loss) to average net assets                3.50%         4.15%<F4>     4.35%<F4>       3.15%<F4>
Ratio of expenses to average
   net assets<F1>                              2.17%         3.67%<F4>     2.63%<F4>      26.10%<F4>
Ratio of net investment income
   to average net assets<F1>                   2.53%         1.44%<F4>     1.67%<F4>     (22.30)%<F4>
Portfolio turnover<F7>                          143%           72%           52%             13%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory National Municipal Bond Portfolio became the National Municipal Bond Fund.

<F6> Effective September 26, 1994, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                               New York Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                      Class A
---------------------------------------------------------------------------------------------------------------------------
                                         Six
                                         Months         Year          Year         Year         January 1,
                                         Ended          Ended         Ended        Ended        1994 to
                                         April 30,      October 31,   October 31,  October31,   October 31,
                                         1998           1997          1996         1995<F4>     1994<F5>
---------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period     $ 12.68        $ 12.73       $ 12.85      $ 12.39      $ 13.54
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                  0.31           0.68          0.68         0.87         0.57
     Net realized and unrealized
       gains (losses)
       from investments                    (0.12)          0.03         (0.11)        0.42        (1.15)
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities            0.19           0.71          0.57         1.29        (0.58)
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                 (0.31)         (0.72)        (0.68)       (0.83)       (0.57)
     In excess of net
       investment income                      --             --            --           --           --
     Net realized gains                    (0.02)         (0.04)        (0.01)          --           --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions               (0.33)         (0.76)        (0.69)       (0.83)       (0.57)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                         $ 12.54        $ 12.68       $ 12.73      $ 12.85      $ 12.39
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)                 1.54%<F2>      5.77%         4.53%       10.82%       (4.31)%<F2>
   12.34%

Ratios/Supplemental Data:
Net Assets, End of Period (000)          $17,450        $15,335       $13,754      $15,374      $17,840
Ratio of expenses to average
   net assets                               0.94%<F3>      0.94%         0.93%        1.16%        0.91%<F3>
Ratio of net investment income
   to average net assets                    5.03%<F3>      5.32%         5.25%        5.50%        5.33%<F3>
Ratio of expenses to average
   net assets<F1>                           1.36%<F3>      1.49%         1.58%        1.96%        1.25%<F3>
Ratio of net investment income
   to average net assets<F1>                4.61%<F3>      4.77%         4.60%        4.70%        4.99%<F3>
Portfolio turnover<F7>                        18%            11%            0%          18%          18%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F6> Amount is less than $1,000.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                 New York Tax-Free Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                 Class B
---------------------------------------------------------------------------------------------------------------------------
                                       Six                                                  September
                                       Months        Year         Year         Year         26,           Year
                                       Ended         Ended        Ended        Ended        1994 to       Ended
                                       April 30,     October 31,  October 31,  October 31,  October 31,   December 31,
                                       1998          1997         1996         1995<F4>     1994<F5>      1993
---------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of Period   $12.69        $12.74       $12.86       $12.39       $12.62        $ 12.76
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income               0.26          0.57         0.57         0.85         0.07           0.70
     Net realized and unrealized
       gains (losses)
       from investments                 (0.14)         0.03        (0.10)        0.36        (0.23)          0.84
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities         0.12          0.60         0.47         1.21        (0.16)          1.54
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income              (0.25)        (0.56)       (0.57)       (0.74)       (0.07)         (0.70)
     In excess of net
       investment income                   --         (0.05)       (0.01)          --           --             --
     Net realized gains                 (0.02)        (0.04)       (0.01)          --           --          (0.06)
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions            (0.27)        (0.65)       (0.59)       (0.74)       (0.07)         (0.76)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                       $12.54        $12.69       $12.74       $12.86       $12.39        $ 13.54
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)              1.97%<F2>     4.88%        3.72%       10.18%       (1.25)%<F2>    12.34%

Ratios/Supplemental Data:
Net Assets, End of Period (000)        $3,529        $2,731       $2,515       $1,953         <F6>        $28,530
Ratio of expenses to average
   net assets                            1.91%<F3>     1.82%        1.65%        2.02%        0.52%<F3>      0.87%
Ratio of net investment income
   to average net assets                 4.05%<F3>     4.46%        4.52%        5.94%        5.94%<F3>      5.28%
Ratio of expenses to average
   net assets<F1>                        2.33%<F3>     2.68%        2.34%        2.25%        0.86%<F3>      0.96%
Ratio of net investment income
   to average net assets<F1>             3.63%<F3>     3.60%        3.83%        5.71%        5.60%<F3>      5.19%
Portfolio turnover<F7>                     18%           11%           0%          18%          18%            12%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.

<F4> Effective June 5, 1995, the Victory New York Tax-Free Portfolio became the New York Tax-Free Fund.

<F5> Effective September 26, 1994, the Fund designated the existing shares as
     Class A Shares and commenced offering Class B Shares.

<F6> Amount is less than $1,000.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                      Ohio Municipal Bond Fund
---------------------------------------------------------------------------------------------------------------------------
                                              Six
                                              Months
                                              Ended
                                              April 30,                        Year Ended October 31,
                                              1998           1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net Asset Value, Beginning of Period          $ 11.72        $ 11.43      $ 11.32      $ 10.33      $ 11.52       $ 10.52
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                       0.26           0.53         0.54         0.52         0.49          0.52
     Net realized and unrealized gains
       (losses) from investments                 0.02           0.29         0.11         1.00        (0.94)         1.00
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities        0.28           0.82         0.65         1.52        (0.45)         1.52
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                      (0.26)         (0.53)       (0.54)       (0.52)       (0.49)        (0.52)
     In excess of net investment income            --             --           --        (0.01)
     Net realized gains                         (0.10)            --           --           --        (0.25)           --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                    (0.36)         (0.53)       (0.54)       (0.53)       (0.74)        (0.52)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 11.64        $ 11.72      $ 11.43      $ 11.32      $ 10.33       $ 11.52
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)            2.39%<F2>      7.37%        5.87%       15.03%       (4.08)%       14.75%

Ratios/Supplemental Data:
Net Assets, End of Period (000)               $77,886        $78,043      $73,463      $60,031      $57,704       $50,676
Ratio of expenses to average net assets          0.90%<F3>      0.89%        0.89%        0.66%        0.51%         0.42%
Ratio of net investment income to
   average net assets                            4.44%<F3>      4.60%        4.72%        4.78%        4.58%         4.77%
Ratio of expenses to average net assets<F1>      1.11%<F3>      0.99%        1.05%        0.94%        1.09%         0.86%
Ratio of net investment income to
   average net assets<F1>                        4.23%<F3>      4.50%        4.56%        4.49%        4.01%         4.33%
Portfolio turnover                                 36%            74%          81%         125%          53%          151%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not annualized.

<F3> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------


                                                                     Balanced Fund
--------------------------------------------------------------------------------------------------------------------------------
                                 Class A Shares                          Class B Shares
--------------------------------------------------------------------------------------------------------------------------------
                        Six                                      Six                      March 1,                December 30,
                        Months        Year        Year           Months       Year        1996        Year        1993
                        Ended         Ended       Ended          Ended        Ended       through     Ended       through
                        April 30,     October 31, October 31,    April 30,    October 31, October 31, October 31, October 31,
                        1998          1997        1996<F5>       1998         1997        1996<F5>    1995        1994<F2>
--------------------------------------------------------------------------------------------------------------------------------
                        (Unaudited)                              (Unaudited)
Net Asset Value,
  Beginning of
  Period                $  13.87      $  12.33    $  11.01       $13.88       $12.34      $11.51      $   9.62    $  10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment
       income               0.19          0.36        0.36         0.11         0.19        0.14          0.41        0.33
     Net realized
       and
       unrealized
       gains
       (losses) from
       investments
       and
       foreign
       currencies           1.46          1.90        1.39         1.46         1.89        0.85          1.40       (0.39)
--------------------------------------------------------------------------------------------------------------------------------
         Total from
          Investment
          Activities        1.65          2.26        1.75         1.57         2.08        0.99          1.81       (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment
       income              (0.20)        (0.35)      (0.36)       (0.12)       (0.17)      (0.14)        (0.41)      (0.32)
     In excess of
       net
       investment
       income                 --            --          --           --           --       (0.02)        (0.01)         --
     Net realized
       gains               (0.74)        (0.37)      (0.07)       (0.74)       (0.37)         --            --
--------------------------------------------------------------------------------------------------------------------------------
         Total
          Distributions    (0.94)        (0.72)      (0.43)       (0.86)       (0.54)      (0.16)        (0.42)      (0.32)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period         $  14.58      $  13.87    $  12.33       $14.59        13.88       12.34      $  11.01    $   9.62
--------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes
  sales charges)           12.52%<F3>    19.02%      16.27%       11.90%<F3>   17.43%      15.73%<F6>    19.24%      (0.57)%<F3>

Ratios/Supplemental
  Data:
Net Assets, End
  of Period (000)       $416,890      $342,933    $273,553       $4,614       $3,291      $1,432      $201,073    $127,285
Ratio of expenses
  to average
  net assets                1.26%<F4>     1.25%       1.27%        2.38%<F4>    2.56%       2.46%<F4>     0.98%       0.87%<F4>
Ratio of net investment
  income to average
  net assets                2.61%<F4>     2.69%       3.14%        1.51%<F4>    1.36%       1.78%<F4>     4.05%       3.97%<F4>
Ratio of expenses to
  average net
  assets<F1>                1.50%<F4>     1.36%       1.43%        2.63%<F4>    2.95%       2.67%<F4>     1.36%       1.49%<F4>
Ratio of net
  investment
  income to average
  net assets<F1>            2.38%<F4>     2.58%       2.98%        1.26%<F4>    0.97%       1.57%<F4>     3.67%       3.35%<F4>
Portfolio turnover<F7>        96%          109%         80%          96%         109%         80%           69%        118%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F6> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 8.72%.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                     Convertible Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                             Five
                                             Months
                                             Ended
                                             April 30,                    Fiscal Year Ended November 30,
                                             1998<F2>       1997        1996       1995        1994          1993
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period         $  14.33       $  13.55    $ 12.16    $ 11.05     $ 12.48       $ 10.98
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                       0.27           0.62       0.65       0.60        0.61          0.57
     Net realized and unrealized gains
       (losses) from investments                 0.73           1.43       1.68       1.50       (1.12)         1.79
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities        1.00           2.05       2.33       2.10       (0.51)         2.36
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                      (0.25)         (0.65)     (0.62)     (0.61)      (0.61)        (0.57)
     Net realized gains                         (1.07)         (0.62)     (0.32)     (0.38)      (0.31)        (0.29)
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                    (1.32)         (1.27)     (0.94)     (0.99)      (0.92)        (0.86)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  14.01       $  14.33    $ 13.55    $ 12.16     $ 11.05       $ 12.48
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000)                  7.67%<F3>     16.26%     20.28%     20.43%      (4.36)%       22.42%

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $122,148       $104,982    $81,478    $68,212     $58,845       $64,537
Ratio of expenses to average net assets          1.20%<F4>      1.34%      1.31%      1.31%       1.30%         1.24%
Ratio of net investment income to
   average net assets                            4.72%<F4>      4.75%      5.17%      5.36%       5.20%         4.75%
Ratio of expenses to average net assets<F1>      <F5>           <F5>       <F5>       <F5>        <F5>           <F5>
Ratio of net investment income to
   average net assets<F1>                        <F5>           <F5>       <F5>       <F5>        <F5>           <F5>
Portfolio turnover                                 35%            77%        40%        52%         49%           30%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the SBSF Convertible Securities Fund became the Victory Convertible Securities Fund.
     Financial highlights prior to March 23, 1998 represent the SBSF Convertible Securities Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                                            Real Estate Investment Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                                           Six                April 30,
                                                                                           Months             1997
                                                                                           Ended              Through
                                                                                           April 30,          October 31,
                                                                                           1998               1997<F3>
---------------------------------------------------------------------------------------------------------------------------
                                                                                           (Unaudited)
Net Asset Value, Beginning of Period                                                       $ 12.07            $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                                                    0.30<F2>           0.23
     Net realized and unrealized gains
       (losses) from investments                                                             (0.07)              2.01
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                                      $  0.23            $  2.24
Distributions
     Net investment income                                                                   (0.21)             (0.17)
     Net realized gains                                                                      (0.04)                --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                                                 (0.25)             (0.17)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                             $ 12.05            $ 12.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                                                         1.88%<F4>         22.42%<F4>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                            $13,668            $ 4,376
Ratio of expenses to average net assets                                                       0.32%<F5>          0.00%<F5>
Ratio of net investment income
   to average net assets                                                                      4.94%<F5>          5.11%<F5>
Ratio of expenses to average net assets<F1>                                                   1.93%<F5>          2.93%<F5>
Ratio of net investment income
   to average net assets<F1>                                                                  3.33%<F5>          2.18%<F5>
Portfolio turnover                                                                              37%                21%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Not annualized.

<F5> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                                    Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                                      Six
                                                      Months           Year         Year         Year         December 3,
                                                      Ended            Ended        Ended        Ended        1993
                                                      April 30,        October 31,  October 31,  October 31,  to October 31,
                                                      1998             1997         1996         1995<F5>     1994<F2>
---------------------------------------------------------------------------------------------------------------------------
                                                      (Unaudited)
Net Asset Value, Beginning of Period                  $  17.07         $  14.18     $  11.87     $  10.13     $  10.00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                0.05             0.15         0.20         0.27         0.21
     Net realized and unrealized gains
       from investments                                   3.18             3.57         2.65         1.92         0.11
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                 3.23             3.72         2.85         2.19         0.32
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                               (0.06)           (0.16)       (0.20)       (0.27)       (0.19)
     In excess of net investment income                     --               --           --        (0.01)          --
     Net realized gains                                  (1.41)           (0.67)       (0.34)       (0.17)          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                             (1.47)           (0.83)       (0.54)       (0.45)       (0.19)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $  18.83         $  17.07     $  14.18     $  11.87     $  10.13
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                    20.32%<F3>       27.24%       24.66%       22.28%        3.27%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                       $542,497         $472,047     $382,083     $295,871     $188,184
Ratio of expenses to average net assets                   1.33%<F4>        1.32%        1.33%        0.99%        0.92%<F4>
Ratio of net investment income to
  average net assets                                      0.65%<F4>        0.93%        1.56%        2.55%        2.32%<F4>
Ratio of expenses to average net assets<F1>               1.46%<F4>        <F6>         1.35%        1.30%        1.48%<F4>
Ratio of net investment income to average
  net assets<F1>                                          0.52%<F4>        <F6>         1.54%        2.24%        1.76%<F4>
Portfolio turnover                                          18%              25%          28%          23%          39%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Equity Income Portfolio merged into the Value Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

<F6> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                                                  Lakefront Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                                          Six               March 3,
                                                                                          Months            1997
                                                                                          Ended             through
                                                                                          April 30,         October 31,
                                                                                          1998              1997<F2>
---------------------------------------------------------------------------------------------------------------------------
                                                                                          (Unaudited)

Net Asset Value, Beginning of Period                                                      $ 11.29           $ 10.00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                                                   0.07              0.12
     Net realized and unrealized gains
       (losses) from investments                                                             1.87              1.27
---------------------------------------------------------------------------------------------------------------------------
     Total from Investment Activities                                                     $  1.94           $  1.39
Distributions
     Net investment income                                                                  (0.08)            (0.10)
     Net realized gains                                                                     (0.19)               --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                                                (0.27)            (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                            $ 12.96           $ 11.29
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                                                       17.51%<F3>        13.87%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                           $ 1,485           $ 1,255
Ratio of expenses to average net assets                                                      0.16%<F4>         0.00%<F4>
Ratio of net investment income
   to average net assets                                                                     1.21%<F4>         1.67%<F4>
Ratio of expenses to average net assets<F1>                                                  5.34%<F4>         7.27%<F4>
Ratio of net investment income
   to average net assets<F1>                                                                (3.98)%<F4>       (5.60)%<F4>
Portfolio turnover                                                                             17%               36%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                     Diversified Stock Fund
---------------------------------------------------------------------------------------------------------------------------
                                                 Class A Shares                               Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                     Six                                           Six                         March 1,
                                     Months           Year         Year            Months         Year         1996
                                     Ended            Ended        Ended           Ended          Ended        through
                                     April 30,        October 31,  October 31,     April 30,      October 31,  October 31,
                                     1998             1997         1996<F2>        1998           1997         1996<F2>
---------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                                   (Unaudited)
Net Asset Value,
   Beginning of Period               $  17.76         $  15.75     $  13.62        $ 17.62        $ 15.71      $ 14.18
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)        0.05             0.16         0.20          (0.01)         (0.06)        0.07
     Net realized and unrealized
       gains (losses) from
       investments                       3.44             3.84         3.21           3.38           3.85         1.57
---------------------------------------------------------------------------------------------------------------------------
         Total from
         Investment Activities           3.49             4.00         3.41           3.37           3.79         1.64
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income              (0.05)           (0.16)       (0.19)            --             --        (0.07)
     In excess of net
       investment income                   --               --           --             --          (0.05)       (0.04)
     Net realized gains                 (1.98)           (1.83)       (1.09)         (1.98)         (1.83)          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions            (2.03)           (1.99)       (1.28)         (1.98)         (1.88)       (0.11)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  19.22         $  17.76     $  15.75        $ 19.01        $ 17.62      $ 15.71
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes
   sales charges)                       21.55%<F3>       27.96%       27.16%         20.94%<F3>     26.48%       26.61%<F5>

Ratios/Supplemental Data:
Net Assets, End of Period (000)      $998,346         $762,270     $571,153        $45,603        $30,198      $ 8,228
Ratio of expenses to average
   net assets                            1.01%<F4>        1.03%        1.05%          2.02%<F4>      2.19%        2.07%<F4>
Ratio of net investment income
   to average net assets                 6.60%<F4>        0.97%        1.40%         (0.35)%<F4>    (0.29)%       0.11%<F4>
Ratio of expenses to average
   net assets<F1>                        1.13%<F4>        <F7>         1.08%          2.14%<F4>      <F7>         2.08%<F4>
Ratio of net investment income
   to average net assets<F1>             0.54%<F4>        <F7>         1.37%         (0.47)%<F4>     <F7>         0.10%<F4>
Portfolio turnover<F6>                     32%              63%          94%            32%            63%          94%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no voluntary fee reductions during the period.



See notes to financial statements.



The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                              Diversified Stock Fund

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                              Year Ended October 31,
                                           1995        1994        1993
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                     $  12.68    $  13.39    $  12.16
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)              0.27        0.25        0.18
     Net realized and unrealized
       gains (losses) from investments         2.33        0.64        1.50
---------------------------------------------------------------------------------------------------------------------------
         Total from
         Investment Activities                 2.60        0.89        1.68
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                    (0.27)      (0.23)      (0.21)
     In excess of net
       investment income                      (0.01)         --
     Net realized gains                       (1.38)      (1.37)      (0.24)
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                  (1.66)      (1.60)      (0.45)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  13.62    $  12.68    $  13.39
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes
   sales charges)                             23.54%       7.39%      14.04%

Ratios/Supplemental Data:
Net Assets, End of Period (000)            $409,549    $263,227    $257,405
Ratio of expenses to average
   net assets                                  0.92%       0.89%       0.89%
Ratio of net investment income
   to average net assets                       2.11%       2.06%       1.45%
Ratio of expenses to average
   net assets<F1>                              0.95%       1.10%       0.90%
Ratio of net investment income
   to average net assets<F1>                   2.07%       1.86%       1.43%
Portfolio turnover<F6>                           75%        104%         86%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Not annualized.

<F4> Annualized.

<F5> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 11.62%.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                  Financial Highlights
----------------------------------------------------------------------------------------------------------------------------


                                                                                 Stock Index Fund
----------------------------------------------------------------------------------------------------------------------------
                                                         Six Months     Year         Year         Year         December 3,
                                                         Ended          Ended        Ended        Ended        1993
                                                         April 30,      October 31,  October 31,  October 31,  to October 31,
                                                         1998           1997         1996         1995         1994<F2>
----------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period                     $  18.75       $  14.85     $  12.50     $  10.18     $  10.00
----------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income                                   0.15           0.29         0.28         0.27         0.20
     Net realized and unrealized gains (losses)
       from investments and foreign currencies               3.73           4.23         2.58         2.31         0.16
----------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                    3.88           4.52         2.86         2.58         0.36
----------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                                  (0.15)         (0.29)       (0.28)       (0.26)       (0.18)
     Net realized gains                                     (1.10)         (0.33)       (0.23)          --           --
----------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                (1.25)         (0.62)       (0.51)       (0.26)       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $  21.38       $  18.75     $  14.85     $  12.50      $ 10.18
----------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                       21.80%<F3>     31.16%       23.38%       25.72%        3.66%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                          $652,406       $465,015     $277,124     $160,822      $89,686
Ratio of expenses to average net assets                      0.56%<F4>      0.56%        0.57%        0.55%        0.58%<F4>
Ratio of net investment income to average net assets         1.67%<F4>      1.74%        2.14%        2.53%        2.35%<F4>
Ratio of expenses to average net assets<F1>                  0.84%<F4>      0.86%        0.89%        0.87%        1.10%<F4>
Ratio of net investment income to average net assets<F1>     1.39%<F4>      1.44%        1.82%        2.21%        1.82%<F4>
Portfolio turnover                                             10%            11%           4%          12%           1%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.


The Victory Portfolios                                                                                     Financial Highlights
-------------------------------------------------------------------------------------------------------------------------------


                                                                                 Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                         Six
                                                         Months         Year         Year          Year          December 3,
                                                         Ended          Ended        Ended         Ended         1993
                                                         April 30,      October 31,  October 31,   October 31,   to October 31,
                                                         1998           1997         1996          1995<F5>      1994<F2><F6>
-------------------------------------------------------------------------------------------------------------------------------
                                                         (Unaudited)
Net Asset Value, Beginning of Period                     $  18.01       $  14.57     $  12.15      $  10.23      $ 10.00
-------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)                           (0.01)          0.03         0.08          0.11         0.10
     Net realized and unrealized gains
       (losses) on investments                               3.91           4.07         2.93          1.97         0.22
-------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities                    3.90           4.10         3.01          2.08         0.32
-------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                                     --          (0.04)       (0.08)        (0.11)       (0.09)
     Net realized gains                                     (1.24)         (0.62)       (0.51)        (0.05)          --
-------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                                (1.24)         (0.66)       (0.59)        (0.16)       (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $  20.67       $  18.01     $  14.57      $  12.15      $ 10.23
-------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)                       22.94%<F3>     29.08%       25.66%        20.54%        3.22%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                          $231,479       $185,533     $147,753      $108,253      $66,921
Ratio of expenses to average net assets                      1.35%<F4>      1.34%        1.33%         1.07%        0.94%<F4>
Ratio of net investment income to average net assets        (0.07)%<F4>     0.19%        0.64%         1.00%        1.10%<F4>
Ratio of expenses to average net assets<F1>                  1.49%<F4>      <F7>         1.39%         1.42%        1.51%<F4>
Ratio of net investment income to average net assets<F1>    (0.21)%<F4>     <F7>         0.58%         0.65%        0.52%<F4>
Portfolio turnover                                             18%            21%          27%          107%          28%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Equity Portfolio merged into the Growth Fund.
     Financial highlights for the periods prior to June 5,  1995 represent the Growth Fund.

<F6> Effective March 17, 1994, the Society Earnings Momentum Fund merged into the Growth Fund.
     Financial highlights for the period prior to March 17, 1994 represent the Growth Fund.

<F7> There were no voluntary fee reductions during the period.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                         Special Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                                       Class A Shares                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               March 1,
                                             Six Months    Year        Year        Six Months     Year         1996
                                             Ended         Ended       Ended       Ended          Ended        through
                                             April 30,     October 31, October 31, April 30,      October 31,  October 31,
                                             1998          1997        1996<F5>    1998           1997         1996<F5>
---------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)                           (Unaudited)
Net Asset Value, Beginning of Period         $  16.68      $  14.15    $  12.15    $16.49         $14.09       $12.89
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)                0.04          0.10        0.12     (0.03)         (0.04)        0.01
     Net realized and unrealized
       gains on investments                      1.81          3.50        2.33      1.75           3.41         1.23
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities        1.85          3.60        2.45      1.72           3.37         1.24
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                      (0.04)        (0.12)      (0.11)       --             --        (0.01)
     In excess of net investment income            --            --          --        --          (0.02)       (0.03)
     Net realized gains                         (1.25)        (0.95)      (0.34)    (1.25)         (0.95)          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                    (1.29)        (1.07)      (0.45)    (1.25)         (0.97)       (0.04)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  17.24      $  16.68    $  14.15    $16.96         $16.49       $14.09
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)           11.86%<F3>    27.05%      20.60%    11.14%<F3>     25.41%       19.80%<F6>

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $474,526      $420,020    $289,460    $2,484         $1,660       $  386
Ratio of expenses to average net assets          1.39%<F4>     1.37%       1.37%     2.64%<F4>      2.66%        2.51%<F4>
Ratio of net investment income
   (loss) to average net assets                  0.49%<F4>     0.65%       0.88%    (0.75)%<F4>    (0.62)%      (0.31)%<F4>
Ratio of expenses to average net assets<F1>      1.50%<F4>     1.37%       1.40%     2.77%<F4>      3.63%        3.75%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>              0.38%<F4>     0.65%       0.85%    (0.88)%<F4>    (1.59)%      (1.55)%<F4>
Portfolio turnover<F7>                             16%           39%         55%       16%            39%          55%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F6> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the Period March 1, 1996 through October 31, 1996.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                 Special Value Fund
---------------------------------------------------------------------------------------------------------------------------
                                                             December 3,
                                                 Year        1993
                                                 Ended       through
                                                 October 31, October 31,
                                                 1995        1994<F2>
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  10.49    $  10.00
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)                    0.15        0.11
     Net realized and unrealized
       gains on investments                          1.71        0.48
---------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities            1.86        0.59
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                          (0.15)      (0.10)
     In excess of net investment income                --          --
     Net realized gains                             (0.05)         --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                        (0.20)      (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  12.15    $  10.49
---------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)               18.01%       5.92%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                  $194,700    $118,600
Ratio of expenses to average net assets              1.04%       1.00%<F4>
Ratio of net investment income
   (loss) to average net assets                      1.35%       1.23%<F4>
Ratio of expenses to average net assets<F1>          1.30%       1.49%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                  1.09%       0.74%<F4>
Portfolio turnover<F7>                                 39%         18%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F6> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the Period March 1, 1996 through October 31, 1996.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                               Ohio Regional Stock Fund
---------------------------------------------------------------------------------------------------------------------------
                                               Class A Shares                       Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                     Six                                   Six                        March 1,
                                     Months        Year        Year        Months         Year        1996
                                     Ended         Ended       Ended       Ended          Ended       through
                                     April 30,     October 31, October 31, April 30,      October 31, October 31,
                                     1998          1997        1996<F2>    1998           1997        1996<F2>
---------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                           (Unaudited)
Net Asset Value,
   Beginning of Period               $ 23.56       $ 17.95     $ 15.94      $23.28        $17.87      $16.43
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)       0.08          0.14        0.14       (0.07)        (0.14)      (0.03)
     Net realized and
       unrealized gains
       from investments                 2.69          5.96        2.62        2.66          5.90        1.51
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities        2.77          6.10        2.76        2.59          5.76        1.48
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income             (0.08)        (0.14)      (0.14)         --            --          --
     In excess of net
       investment income                  --            --          --          --            --       (0.04)
     Net realized gains                (2.10)        (0.35)      (0.36)      (2.10)        (0.35)         --
     In excess of net
       realized gains                     --            --       (0.25)         --            --          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions           (2.18)        (0.49)      (0.75)      (2.10)        (0.35)      (0.04)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $ 24.15       $ 23.56     $ 17.95      $23.77        $23.28      $17.87
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)            12.72%<F4>    34.61%      17.79%      12.03%<F4>    32.71%      16.95%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)      $58,055       $53,703     $45,294      $1,107        $  705      $  326
Ratio of expenses to
   average net assets                   1.24%<F5>     1.26%       1.39%       2.50%<F5>     2.65%       2.61%<F5>
Ratio of net investment
   income (loss) to
   average net assets                   0.69%<F5>     0.67%       0.79%      (0.63)%<F5>   (0.76)%     (0.60)%<F5>
Ratio of expenses to
   average net assets<F1>               1.36%<F5>     1.26%       1.40%       3.38%<F5>     4.25%       3.50%<F5>
Ratio of net investment
   income (loss) to average
   net assets<F1>                       0.58%<F5>     0.67%       0.78%      (1.51)%<F5>   (2.36)%     (1.49)%<F5>
Portfolio turnover<F6>                     3%            8%          6%          3%            8%          6%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F3> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.03%.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------



                                          Ohio Regional Stock Fund
---------------------------------------------------------------------------------------------------------------------------
                                           Year Ended October 31,
                                         1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                   $ 14.56    $ 14.69    $ 12.12
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)           0.17       0.18       0.16
     Net realized and
       unrealized gains
       from investments                     2.13       0.39       2.63
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities            2.30       0.57       2.79
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                 (0.17)     (0.17)     (0.18)
     In excess of net
       investment income                   (0.01)        --         --
     Net realized gains                    (0.65)     (0.53)     (0.04)
     In excess of net
       realized gains                      (0.09)        --         --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions               (0.92)     (0.70)     (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $ 15.94    $ 14.56    $ 14.69
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)                16.93%      3.96%     23.16%

Ratios/Supplemental Data:
Net Assets, End of Period (000)          $39,048    $33,965    $34,926
Ratio of expenses to
   average net assets                       1.20%      1.04%      1.04%
Ratio of net investment
   income (loss) to
   average net assets                       1.13%      1.27%      1.17%
Ratio of expenses to
   average net assets<F1>                   1.24%      1.27%      1.06%
Ratio of net investment
   income (loss) to average
   net assets<F1>                           1.09%      1.04%      1.15%
Portfolio turnover<F6>                        11%        14%         7%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering
     Class B Shares.

<F3> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 9.03%.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                                   International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                                   Class A Shares                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                        Six                                      Six                      March 1,
                                        Months         Year         Year         Months       Year        1996
                                        Ended          Ended        Ended        Ended        Ended       through
                                        April 30,      October 31,  October 31,  April 30,    October 31, October 31,
                                        1998           1997         1996<F2>     1998         1997        1996<F2>
---------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)                              (Unaudited)
Net Asset Value,
   Beginning of Period                  $  13.31       $  13.01     $  12.33     $13.07       $12.93      $12.79
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)           0.03           0.09         0.08      (0.05)       (0.06)         --
     Net realized and unrealized
       gains (losses) from investments
       and foreign currencies               2.05           0.67         0.62       2.00         0.65        0.14
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities            2.08           0.76         0.70       1.95         0.59        0.14
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                 (0.01)         (0.01)       (0.02)        --           --          --
     Net realized gains                    (0.78)         (0.45)          --      (0.78)       (0.45)         --
     Tax return of capital                    --             --           --         --           --          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions               (0.79)         (0.46)       (0.02)     (0.78)       (0.45)         --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                        $  14.60       $  13.31     $  13.01     $14.24       $13.07      $12.93
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)                16.72%<F5>      6.04%        5.65%     16.01%<F5>    4.68%       4.89%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (000)         $112,476       $106,189     $121,517     $  235       $  184      $  118
Ratio of expenses to
   average net assets                       1.69%<F6>      1.69%        1.73%      2.95%<F6>    3.07%       2.91%<F6>
Ratio of net investment
   income (loss) to average
   net assets                               0.43%<F6>      0.63%        0.64%     (0.79)%<F6>  (0.68)%     (0.10)%<F6>
Ratio of expenses to
   average net assets*                      1.82%<F6>      1.69%        1.75%      6.61%<F6>   10.01%       6.46%<F6>
Ratio of net investment
   income (loss) to average
   net assets<F1>                           0.30%<F6>      0.63%        0.62%     (4.45)%<F6>  (7.62)%     (3.65)%<F6>
Portfolio turnover<F7>                        41%           116%         178%        41%         116%        178%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the International Growth Portfolio.

<F4> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for
     Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 1.11%.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                 Financial Highlights
---------------------------------------------------------------------------------------------------------------------------


                                                        International Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                                        Year Ended October 31,
                                                   1995<F3>      1994         1993
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   Beginning of Period                             $  13.32      $ 11.93      $ 8.93
---------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)                      0.05        (0.01)      (0.03)
     Net realized and unrealized
       gains (losses) from investments
       and foreign currencies                         (0.42)        1.40        3.03
---------------------------------------------------------------------------------------------------------------------------
         Total from
           Investment Activities                      (0.37)        1.39        3.00
---------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                               --           --          --
     Net realized gains                               (0.55)          --          --
     Tax return of capital                            (0.07)          --          --
---------------------------------------------------------------------------------------------------------------------------
         Total Distributions                          (0.62)          --          --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                                   $  12.33      $ 13.32     $ 11.93
---------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)                           (2.50)%     (11.65)%     33.59%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                    $106,477      $81,307     $30,629
Ratio of expenses to
   average net assets                                  1.53%        1.48%       1.46%
Ratio of net investment
   income (loss) to average
   net assets                                          0.75%       (0.51)%     (0.74)%
Ratio of expenses to
   average net assets*                                 1.65%        1.83%       1.63%
Ratio of net investment
   income (loss) to average
   net assets<F1>                                      0.63%       (0.86)%     (0.91)%
Portfolio turnover<F7>                                   68%          51%         45%

---------------

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund designated the existing shares as Class A Shares and commenced offering Class B Shares.

<F3> Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the International Growth Portfolio.

<F4> Represents total return for the Fund for the period November 1, 1995 through February 29, 1996 plus total return for
     Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B shares for the period from March 1, 1996 through October 31, 1996 was 1.11%.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



See notes to financial statements.


The Victory Portfolios                                                                                      Financial Highlights
--------------------------------------------------------------------------------------------------------------------------------


                                                                         Special Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
                                             Six Months      Year           Year         Six Months     Year       January 11,
                                             Ended           Ended          Ended        Ended          Ended      1994 to
                                             April 30,       October 31,    October 31,  October 31,    April 30,  April 30,
                                             1998            1997           1996         1995           1995<F5>   1994<F2>
--------------------------------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Net Asset Value, Beginning of Period         $  16.29        $  14.14       $ 11.81      $ 10.54        $ 9.82     $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Investment Activities
     Net investment income (loss)               (0.06)          (0.13)        (0.07)          --          0.02       (0.01)
     Net realized and unrealized gains
       (losses) on investments                   0.14            2.93          2.40         1.27          0.72       (0.17)
--------------------------------------------------------------------------------------------------------------------------------
         Total from Investment Activities        0.08            2.80          2.33         1.27          0.74       (0.18)
--------------------------------------------------------------------------------------------------------------------------------
Distributions
     Net investment income                         --              --            --           --         (0.02)         --
     Net realized gains                         (1.77)          (0.65)           --           --            --          --
--------------------------------------------------------------------------------------------------------------------------------
         Total Distributions                    (1.77)          (0.65)           --           --         (0.02)         --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $  14.60        $  16.29       $ 14.14      $ 11.81       $ 10.54     $  9.82
--------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charges)            2.04%<F3>      20.62%<F3>    19.73%       12.05%<F3>     7.51%      (1.80)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)              $139,636        $104,565       $87,837      $54,335       $20,796     $30,867
Ratio of expenses to average net assets          1.37%<F4>       1.38%         1.47%        0.65%<F4>     1.04%       0.82%<F4>
Ratio of net investment income
   (loss) to average net assets                 (1.13)%<F4>     (0.93)%       (0.62)%      (0.13)%<F4>    0.17%      (0.27)%<F4>
Ratio of expenses to average net assets<F1>      1.51%<F4>       <F6>          1.51%        1.40%<F4>     1.35%       1.47%<F4>
Ratio of net investment loss to
   average net assets<F1>                       (1.27)%<F4>      <F6>         (0.66)%      (0.88)%<F4>   (0.14)%     (0.92)%<F4>
Portfolio turnover                                118%            195%          152%          54%          102%         61%

---------------

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Aggressive Growth Portfolio merged into the Special Growth Fund.
     Financial highlights for the periods prior to June 5, 1995 represent the Aggressive Growth Portfolio.

<F6> There were no voluntary fee reductions during the period.



See notes to financial statements.

This page is intentionally left blank.

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